UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HC Capital Trust

(Exact name of Registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.11%
	Aerospace & Defense — 1.82%
487	Curtiss-Wright Corp.	$67
686	General Dynamics Corp.	140
515	Harris Corp.	87
1,168	Hexcel Corp.	78
491	Huntington Ingalls Industries, Inc.	126
438	L3 Technologies, Inc.	93
5,501	Lockheed Martin Corp.	1,903
23,739	Raytheon Co.	4,907
679	Spirit Aerosystems Holdings, Inc., Class – A	62
200	Teledyne Technologies, Inc. (a)	49
4,379	Textron, Inc.	313
2,132	The Boeing Co.	793
20,226	United Technologies Corp.	2,828

		11,446

	Air Freight & Logistics — 0.47%
305	Expeditors International of Washington, Inc.	22
25,153	United Parcel Service, Inc., Class – B	2,937
200	XPO Logistics, Inc. (a)	23

		2,982

	Airlines — 0.50%
11,462	Alaska Air Group, Inc.	789
1,426	American Airlines Group, Inc.	59
1,593	Copa Holdings SA, Class – A	127
20,285	Delta Air Lines, Inc.	1,173
10,826	JetBlue Airways Corp. (a)	210
10,109	Southwest Airlines Co.	631
1,556	United Continental Holdings, Inc. (a)	139

		3,128

	Auto Components — 0.61%
2,145	Adient PLC	84
1,070	BorgWarner, Inc.	46
585	Gentex Corp.	13
11,851	Goodyear Tire & Rubber Co.	277
13,694	Lear Corp.	1,985
27,850	Magna International, Inc., ADR	1,463

		3,868

	Automobiles — 0.62%
153,425	Ford Motor Co.	1,419
33,464	General Motors Co.	1,127
29,595	Harley-Davidson, Inc.	1,341

		3,887

	Banks — 10.39%
7,391	Associated Banc-Corp.	192
408,805	Bank of America Corp.	12,045
1,767	Bank of Hawaii Corp.	139
1,442	Bank OZK	55
4,541	BankUnited, Inc.	161
56,486	BB&T Corp.	2,742
311	BOK Financial Corp.	30
2,312	CIT Group, Inc.	119
85,061	Citigroup, Inc.	6,102
27,389	Citizens Financial Group, Inc.	1,056
53,896	Comerica, Inc.	4,861
516	Commerce Bancshares, Inc.	34
2,466	Cullen/Frost Bankers, Inc.	258
2,451	East West Bancorp, Inc.	148
30,218	Fifth Third Bancorp	844
95	First Citizens BancShares, Inc., Class – A	43
3,285	First Hawaiian, Inc.	89

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
14,839	First Horizon National Corp.	$256
2,078	First Republic Bank	199
11,074	FNB Corp.	141
80,438	Huntington Bancshares, Inc.	1,200
93,052	JPMorgan Chase & Co.	10,500
62,602	KeyCorp	1,245
6,233	M&T Bank Corp.	1,026
7,334	PacWest Bancorp	349
15,317	People’s United Financial, Inc.	262
895	Pinnacle Financial Partners, Inc.	54
25,695	PNC Financial Services Group, Inc.	3,499
1,726	Popular, Inc.	88
1,199	Prosperity Bancshares, Inc.	83
52,123	Regions Financial Corp.	956
656	Signature Bank	75
2,660	Sterling Bancorp/DE	59
21,586	SunTrust Banks, Inc.	1,442
710	SVB Financial Group (a)	221
3,894	Synovus Financial Corp.	178
8,579	TCF Financial Corp.	204
60,535	U.S. Bancorp	3,197
7,699	Umpqua Holdings Corp.	160
2,771	Webster Financial Corp.	163
198,830	Wells Fargo & Co.	10,451
1,402	Western Alliance Bancorp (a)	80
666	Wintrust Financial Corp.	57
8,864	Zions Bancorp	445

		65,508

	Beverages — 1.43%
22	Brown-Forman Corp., Class – A	1
80	Brown-Forman Corp., Class – B	4
1,703	Keurig Dr Pepper, Inc.	39
5,765	Molson Coors Brewing Co., Class – B	355
3,906	Monster Beverage Corp. (a)	228
35,635	PepsiCo, Inc.	3,984
94,950	The Coca-Cola Co.	4,386

		8,997

	Biotechnology — 2.66%
38,669	AbbVie, Inc.	3,657
7,794	Alexion Pharmaceuticals, Inc. (a)	1,083
14,278	Amgen, Inc.	2,960
1,850	Biogen Idec, Inc. (a)	654
6,846	Celgene Corp. (a)	613
2,695	Exelixis, Inc. (a)	48
94,731	Gilead Sciences, Inc.	7,314
1,641	Incyte Corp. (a)	113
764	Regeneron Pharmaceuticals, Inc. (a)	309
400	United Therapeutics Corp. (a)	51

		16,802

	Building Products — 0.49%
1,055	Allegion PLC	96
1,668	Fortune Brands Home & Security, Inc.	87
76,373	Johnson Controls International PLC	2,674
16	Lennox International, Inc.	3
613	Masco Corp.	22
2,196	Owens Corning, Inc.	119
1,421	USG Corp. (a)	62

		3,063

	Capital Markets — 2.42%
515	Affiliated Managers Group, Inc.	70

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
4,429	Ameriprise Financial, Inc.	$654
33,858	Bank of New York Mellon Corp.	1,726
6,320	BGC Partners, Inc., Class – A	75
5,116	BlackRock, Inc., Class – A	2,411
1,669	CME Group, Inc.	284
1,544	E*Trade Financial Corp. (a)	81
3,817	Eaton Vance Corp.	201
17,032	Franklin Resources, Inc.	518
9,490	Goldman Sachs Group, Inc.	2,128
427	Interactive Brokers Group, Inc., Class – A	24
1,491	IntercontinentalExchange Group, Inc.	112
50,704	Invesco Ltd.	1,160
3,948	Lazard Ltd., Class – A	190
818	Legg Mason, Inc.	26
53,451	Morgan Stanley	2,489
6,033	Northern Trust Corp.	616
1,835	Raymond James Financial, Inc.	169
14,492	State Street Corp.	1,214
9,101	T. Rowe Price Group, Inc.	994
162	TD Ameritrade Holding Corp.	9
1,370	The Charles Schwab Corp.	67
629	The Nasdaq OMX Group, Inc.	54
902	Virtu Financial, Inc., Class – A	18

		15,290

	Chemicals — 2.88%
8,564	Air Products & Chemicals, Inc.	1,431
3,483	Albemarle Corp.	348
349	Ashland Global Holdings, Inc.	29
1,456	Cabot Corp.	91
1,640	Celanese Corp., Series A	187
56,139	CF Industries Holdings, Inc.	3,056
104,675	DowDuPont, Inc.	6,731
5,998	Eastman Chemical Co.	574
7,771	Huntsman Corp.	212
3,028	International Flavors & Fragrances, Inc.	421
12,136	LyondellBasell Industries N.V., Class – A	1,244
249	NewMarket Corp.	101
8,946	Olin Corp.	230
10,412	PPG Industries, Inc.	1,136
11,450	Praxair, Inc.	1,840
6,331	The Chemours Co.	250
2,274	The Mosaic Co.	74
1,092	The Scotts Miracle-Gro Co.	86
4,181	Valvoline, Inc.	90
464	Westlake Chemical Corp.	39

		18,170

	Commercial Services & Supplies — 0.43%
12,305	Clean Harbors, Inc. (a)	880
3,228	KAR Auction Services, Inc.	193
1,304	Republic Services, Inc., Class – A	95
11,047	Stericycle, Inc. (a)	648
9,682	Waste Management, Inc.	875

		2,691

	Communications Equipment – 1.45%
9,013	Arris International PLC (a)	234
146,742	Cisco Systems, Inc.	7,140
1,688	Commscope Holding, Inc. (a)	52
5,996	EchoStar Corp., Class – A (a)	278
543	F5 Networks, Inc. (a)	108
18,371	Juniper Networks, Inc.	551
826	Motorola Solutions, Inc.	107

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
123,443	Nokia Corp., ADR	$689

		9,159

	Construction & Engineering — 0.12%
18,102	AECOM Technology Corp. (a)	590
717	Jacobs Engineering Group, Inc.	55
2,295	Quanta Services, Inc. (a)	77
250	Valmont Industries, Inc.	35

		757

	Construction Materials — 0.02%
486	Eagle Materials, Inc., Class – A	41
304	Martin Marietta Materials, Inc.	56

		97

	Consumer Finance — 1.92%
18,143	Ally Financial, Inc.	480
22,738	American Express Co.	2,421
46,366	Capital One Financial Corp.	4,401
6	Credit Acceptance Corp. (a)	3
5,236	Discover Financial Services	400
9,016	Navient Corp.	122
30,161	OneMain Holdings, Inc. (a)	1,014
4,718	Santander Consumer USA Holdings, Inc.	95
6,482	SLM Corp. (a)	72
99,235	Synchrony Financial	3,084

		12,092

	Containers & Packaging — 0.65%
262	AptarGroup, Inc.	28
30,222	Ardagh Group SA (b)	504
27	Avery Dennison Corp.	3
22,939	Ball Corp.	1,009
2,253	Bemis Company, Inc.	109
1,314	Berry Plastics Group, Inc. (a)	64
10,343	Graphic Packaging Holding Co.	145
18,450	International Paper Co.	907
3,454	Owens-Illinois, Inc. (a)	65
2,214	Packaging Corporation of America	243
747	Silgan Holdings	21
2,452	Sonoco Products Co.	136
16,016	WestRock Co.	856

		4,090

	Distributors — 0.10%
4,335	Genuine Parts Co.	431
5,487	LKQ Corp. (a)	174

		605

	Diversified Consumer Services — 0.14%
1,046	Graham Holdings Co.	606
328	Grand Canyon Education, Inc. (a)	37
6,350	H&R Block, Inc.	164
957	ServiceMaster Global Holdings, Inc. (a)	59

		866

	Diversified Financial Services — 1.17%
4,463	AXA Equitable Holdings, Inc.	96
32,612	Berkshire Hathaway, Inc., Class – B (a)	6,983
12,215	Jefferies Financial Group, Inc.	268
973	Voya Financial, Inc.	48

		7,395

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services — 2.78%
281,352	AT&T, Inc.	$9,448
38,704	CenturyLink, Inc.	821
134,652	Verizon Communications, Inc.	7,189
2,682	Zayo Group Holdings, Inc. (a)	93

		17,551

	Electric Utilities — 2.43%
1,604	Alliant Energy Corp.	68
49,053	American Electric Power, Inc.	3,478
384	Avangrid, Inc.	18
29,384	Duke Energy Corp.	2,351
34,879	Edison International	2,361
1,235	Entergy Corp.	100
3,822	Evergy, Inc.	210
12,794	Eversource Energy	786
15,353	Exelon Corp.	670
4,722	FirstEnergy Corp.	176
1,719	Hawaiian Electric Industries, Inc.	61
7,878	NextEra Energy, Inc.	1,320
2,414	OGE Energy Corp.	88
2,068	PG&E Corp. (a)	95
1,247	Pinnacle West Capital Corp.	99
40,823	PPL Corp.	1,194
43,605	The Southern Co.	1,901
6,948	Xcel Energy, Inc.	328

		15,304

	Electrical Equipment — 1.03%
6,089	Acuity Brands, Inc.	957
3,632	AMETEK, Inc.	287
17,029	Eaton Corp. PLC	1,477
34,506	Emerson Electric Co.	2,643
1,496	Hubbell, Inc.	200
17,393	nVent Electric PLC	473
4,062	Regal-Beloit Corp.	335
2,351	Sensata Technologies Holding PLC (a)	116

		6,488

	Electronic Equipment, Instruments & Components — 0.19%
769	Arrow Electronics, Inc. (a)	57
1,043	Avnet, Inc.	47
218	Coherent, Inc. (a)	38
23,513	Corning, Inc.	829
512	Dolby Laboratories, Inc., Class – A	36
321	IPG Photonics Corp. (a)	50
1,515	Jabil Circuit, Inc.	41
1,050	Keysight Technologies, Inc. (a)	69

		1,167

	Energy Equipment & Services — 0.87%
371	Apergy Corp. (a)	16
13,025	Baker Hughes, Inc.	441
4,703	Helmerich & Payne, Inc.	323
8,148	National Oilwell Varco, Inc.	351
20,467	Patterson-UTI Energy, Inc.	350
1,873	RPC, Inc.	29
65,347	Schlumberger Ltd.	3,981

		5,491

	Entertainment — 1.29%
5,860	Cinemark Holdings, Inc.	236
483	Lions Gate Entertainment Corp., Class – A	12
3,861	Lions Gate Entertainment Corp., Class – B	90

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Entertainment (continued)
92	The Madison Square Garden Co., Class – A (a)	$29
6,366	The Walt Disney Co.	744
141,444	Twenty-First Century Fox, Inc.	6,553
1,706	Twenty-First Century Fox, Inc., Class – B	78
11,755	Viacom, Inc., Class – B	397

		8,139

	Equity Real Estate Investment Trusts — 4.05%
1,149	Alexandria Real Estate Equities, Inc.	145
19,687	American Campus Communities, Inc.	810
1,289	American Homes 4 Rent, Class – A	28
5,297	American Tower Corp.	770
2,612	Apartment Investment & Management Co., Class – A	115
39,651	Apple Hospitality REIT, Inc.	693
8,197	AvalonBay Communities, Inc.	1,485
2,564	Boston Properties, Inc.	316
2,691	Brandywine Realty Trust	42
4,843	Brixmor Property Group, Inc.	85
1,703	Brookfield Property REIT, Inc., Class – A	36
7,696	Camden Property Trust	720
88,416	Colony Capital, Inc.	538
1,673	Columbia Property Trust, Inc.	40
464	Coresite Realty Corp.	52
1,498	Corporate Office Properties Trust	45
4,986	Crown Castle International Corp.	555
2,592	CubeSmart	74
1,028	CyrusOne, Inc.	65
2,535	DDR Corp.	34
2,328	Digital Realty Trust, Inc.	262
1,889	Douglas Emmett, Inc.	71
5,550	Duke Realty Corp.	157
1,919	Empire State Realty Trust, Inc., Class – A	32
10,806	EPR Properties	739
871	Equinix, Inc.	377
606	Equity Commonwealth (a)	19
1,061	Equity Lifestyle Properties, Inc.	102
6,078	Equity Residential	403
4,680	Essex Property Trust, Inc.	1,155
1,604	Extra Space Storage, Inc.	139
7,066	Federal Realty Investment Trust	894
1,136	Forest City Realty Trust, Inc., Class – A	29
2,116	Gaming & Leisure Properties, Inc.	75
5,329	HCP, Inc.	140
30,003	Healthcare Trust of America, Inc., Class – A	800
16,889	Highwoods Properties, Inc.	798
2,729	Hospitality Properties Trust	79
15,534	Host Hotels & Resorts, Inc.	328
2,459	Hudson Pacific Property, Inc.	80
1,566	Invitation Homes, Inc.	36
3,408	Iron Mountain, Inc.	118
1,138	JBG SMITH Properties	42
1,552	Kilroy Realty Corp.	111
7,447	Kimco Realty Corp.	125
846	Lamar Advertising Co., Class – A	66
2,212	Liberty Property Trust	93
770	Life Storage, Inc.	73
6,040	Medical Properties Trust, Inc.	90
1,868	Mid-America Apartment Communities, Inc.	187
2,766	National Retail Properties, Inc.	124
3,671	OMEGA Healthcare Investors, Inc.	120
2,375	Outfront Media, Inc.	47
47,128	Paramount Group, Inc.	711

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
4,482	Parks Hotels & Resorts, Inc.	$147
12,761	Prologis, Inc.	865
2,041	Public Storage	412
2,792	Rayonier, Inc.	94
19,572	Realty Income Corp.	1,113
14,880	Regency Centers Corp.	962
3,691	Retail Properties of America, Inc., Class – A	45
4,102	Senior Housing Properties Trust	72
3,904	Simon Property Group, Inc.	690
1,568	SL Green Realty Corp.	153
8,183	Spirit Realty Capital, Inc.	66
3,191	Store Capital Corp.	89
1,598	Sun Communities, Inc.	162
30,032	Tanger Factory Outlet Centers, Inc.	687
640	Taubman Centers, Inc.	38
2,565	The Macerich Co.	142
23,523	UDR, Inc.	951
6,620	Ventas, Inc.	360
15,139	VEREIT, Inc.	110
2,777	VICI Properties, Inc.	60
13,606	Vornado Realty Trust	993
2,287	Weingarten Realty Investors	68
24,048	Welltower, Inc.	1,547
9,899	Weyerhaeuser Co.	319
1,905	WP Carey, Inc.	123

		25,538

	Food & Staples Retailing — 1.77%
3,254	Casey’s General Stores, Inc.	420
905	Sprouts Farmers Market, Inc. (a)	25
9,412	Sysco Corp.	689
8,202	The Kroger Co.	239
1,201	US Foods Holding Corp. (a)	37
47,270	Walgreens Boots Alliance, Inc.	3,446
66,866	Wal-Mart Stores, Inc.	6,280

		11,136

	Food Products — 2.66%
20,789	Archer-Daniels-Midland Co.	1,045
26,226	Bunge Ltd.	1,802
5,353	Campbell Soup Co.	196
11,390	ConAgra Foods, Inc.	387
9,020	Flowers Foods, Inc.	168
73,206	General Mills, Inc.	3,143
5,645	Hershey Co.	576
4,090	Hormel Foods Corp.	161
9,553	Ingredion, Inc.	1,003
16,138	Kellogg Co.	1,130
641	Lamb Weston Holding, Inc.	43
41,536	Mondelez International, Inc., Class – A	1,784
32,975	Pilgrim’s Pride Corp. (a)	597
651	Pinnacle Foods, Inc.	42
16	Seaboard Corp.	59
893	The Hain Celestial Group, Inc. (a)	24
13,668	The J.M. Smucker Co.	1,402
15,660	The Kraft Heinz Co.	863
13,702	TreeHouse Foods, Inc. (a)	656
28,160	Tyson Foods, Inc., Class – A	1,676

		16,757

	Gas Utilities — 0.03%
808	Atmos Energy Corp.	76
938	National Fuel Gas Co.	53

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gas Utilities (continued)
707	UGI Corp.	$39

		168

	Health Care Equipment & Supplies — 2.08%
48,674	Abbott Laboratories	3,572
2,545	Baxter International, Inc.	196
5,152	Becton, Dickinson & Co.	1,345
3,475	Danaher Corp.	378
25	Hill-Rom Holdings, Inc.	2
60,347	Medtronic PLC	5,936
597	Steris PLC	68
212	Teleflex, Inc.	56
59	The Cooper Companies, Inc.	16
11,944	Zimmer Holdings, Inc.	1,570

		13,139

	Health Care Providers & Services — 3.05%
20,555	Aetna, Inc.	4,169
1,079	Anthem, Inc.	296
50,389	Cardinal Health, Inc.	2,721
3,413	Centene Corp. (a)	494
8,119	CIGNA Corp.	1,691
65,413	CVS Caremark Corp.	5,148
1,725	DaVita Healthcare Partners, Inc. (a)	124
2,681	Express Scripts Holding Co. (a)	255
1,525	HCA Holdings, Inc.	212
1,801	Humana, Inc.	610
3,579	Laboratory Corporation of America Holdings (a)	622
3,201	McKesson Corp.	425
1,188	MEDNAX, Inc. (a)	55
9,357	Patterson Companies, Inc.	229
8,793	Quest Diagnostics, Inc.	949
3,365	UnitedHealth Group, Inc.	895
1,024	Universal Health Services, Inc., Class – B	131
591	WellCare Health Plans, Inc. (a)	189

		19,215

	Health Care Technology — 0.10%
9,412	Cerner Corp. (a)	606

	Hotels, Restaurants & Leisure — 2.06%
6,748	Aramark	290
15,933	Carnival Corp., Class – A	1,016
2,558	Darden Restaurants, Inc.	284
6,735	Extended Stay America, Inc.	136
667	Hilton Grand Vacations (a)	22
148	Hilton Worldwide Holdings, Inc.	12
603	Hyatt Hotels Corp., Class – A	48
5,226	International Game Technology PLC	103
11,856	Las Vegas Sands Corp.	704
28,778	McDonald’s Corp.	4,815
13,741	MGM Resorts International	384
5,808	Norwegian Cruise Line Holdings Ltd. (a)	334
8,248	Royal Caribbean Cruises Ltd.	1,072
1,711	Six Flags Entertainment Corp.	119
46,240	Starbucks Corp.	2,629
993	Vail Resorts, Inc.	272
8,306	Wyndham Worldwide Corp.	360
2,403	Wynn Resorts Ltd.	305
2,278	Yum China Holdings, Inc.	80

		12,985

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables — 0.57%
4,202	D.R. Horton, Inc.	$177
4,049	Garmin Ltd.	284
3,252	Leggett & Platt, Inc.	142
3,946	Lennar Corp., Class – A	184
83	Lennar Corp., Class – B	3
1,328	Mohawk Industries, Inc. (a)	233
25,286	Newell Rubbermaid, Inc.	514
3,874	PulteGroup, Inc.	96
7,850	Toll Brothers, Inc.	259
13,906	Whirlpool Corp.	1,652

		3,544

	Household Products — 1.94%
2,171	Church & Dwight Co., Inc.	129
22,723	Colgate-Palmolive Co.	1,521
18,737	Kimberly-Clark Corp.	2,129
1,026	Spectrum Brands Holdings, Inc.	77
4,128	The Clorox Co.	621
93,058	The Procter & Gamble Co.	7,745

		12,222

	Independent Power and Renewable Electricity Producers — 0.03%
1,358	NRG Energy, Inc., Class – C	51
8,746	The AES Corp.	122
1,390	Vistra Energy Corp. (a)	35

		208

	Industrial Conglomerates — 1.27%
18,702	3M Co.	3,941
1,021	Carlisle Companies, Inc.	124
322,754	General Electric Co.	3,644
1,794	Honeywell International, Inc.	299
41	Roper Industries, Inc.	12

		8,020

	Insurance — 3.96%
36,196	Aflac, Inc.	1,704
41,821	Allstate Corp.	4,128
385	American Financial Group, Inc.	43
21,597	American International Group, Inc.	1,150
3,483	Arthur J. Gallagher & Co.	259
1,520	Assurant, Inc.	164
17,731	Athene Holding Ltd. (a)	916
2,180	AXIS Capital Holdings Ltd.	126
1,344	Brown & Brown, Inc.	40
17,113	Chubb Ltd.	2,287
4,986	Cincinnati Financial Corp.	383
1,032	CNA Financial Corp.	47
522	Erie Indemnity Co., Class – A	67
4,676	Everest Re Group Ltd.	1,068
12,092	First American Financial Corp.	624
118,182	FNF Group	4,649
8,603	Hartford Financial Services Group, Inc.	430
3,366	Lincoln National Corp.	228
4,607	Loews Corp.	231
48	Markel Corp. (a)	57
1,035	Mercury General Corp.	52
36,137	MetLife, Inc.	1,688
9,342	Old Republic International Corp.	209
12,690	Principal Financial Group, Inc.	744
18,273	Prudential Financial, Inc.	1,851
728	Reinsurance Group of America	105
7,457	The Travelers Companies, Inc.	967

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
1,818	Torchmark Corp.	$158
10,765	Unum Group	421
1,611	W.R. Berkley Corp.	129

		24,925

	Interactive Media & Services — 0.00%
312	TripAdvisor, Inc. (a)	16

	Internet & Direct Marketing Retail — 0.05%
8,867	eBay, Inc. (a)	293

	IT Services — 1.21%
2,831	Accenture PLC, Class – A	482
2,437	Akamai Technologies, Inc. (a)	178
337	Alliance Data Systems Corp.	80
12,895	Amdocs Ltd.	851
4,072	Cognizant Technology Solutions Corp.	314
2,740	DXC Technology Co.	256
689	Fidelity National Information Services, Inc.	75
22,972	International Business Machines Corp.	3,474
3,057	Leidos Holdings, Inc.	211
6,910	Paychex, Inc.	509
31,353	Sabre Corp.	818
692	Teradata Corp. (a)	26
20,478	Western Union Co.	390
43	WEX, Inc. (a)	9

		7,673

	Leisure Products — 0.07%
1,047	Brunswick Corp.	70
2,325	Hasbro, Inc.	244
1,532	Polaris Industries, Inc.	155

		469

	Life Sciences Tools & Services — 0.21%
4,371	Agilent Technologies, Inc.	308
312	Bio-Rad Laboratories, Inc., Class – A (a)	98
1,294	Bruker Biosciences Corp.	43
438	Charles River Laboratories International, Inc. (a)	59
337	IQVIA Holdings, Inc. (a)	44
485	PerkinElmer, Inc.	47
881	Qiagen N.V. (a)	33
2,064	Thermo Electron Corp.	503
722	Waters Corp. (a)	141

		1,276

	Machinery — 1.78%
1,099	AGCO Corp.	67
13,773	Caterpillar, Inc.	2,100
15,250	Colfax Corp. (a)	550
838	Crane Co.	82
6,362	Cummins, Inc.	929
53	Donaldson Company, Inc.	3
4,925	Dover Corp.	436
3,632	Fortive Corp.	306
28	IDEX Corp.	4
10,597	Illinois Tool Works, Inc.	1,495
7,947	Ingersoll-Rand PLC	813
1,442	ITT, Inc.	88
710	Lincoln Electric Holdings, Inc.	66
640	Nordson, Inc.	89
31,446	Oshkosh Corp.	2,241
5,513	PACCAR, Inc.	376

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
114	Parker Hannifin Corp.	$21
1,328	Pentair PLC	58
634	Snap-on, Inc.	116
746	Stanley Black & Decker, Inc.	109
1,272	Terex Corp.	51
6,594	The Middleby Corp. (a)	853
2,583	The Timken Co.	129
2,525	Trinity Industries, Inc.	93
591	WABCO Holdings, Inc. (a)	70
485	Xylem, Inc.	39

		11,184

	Marine — 0.01%
1,127	Kirby Corp. (a)	93

	Media — 1.41%
453	AMC Networks, Inc. (a)	30
160,478	Comcast Corp., Class – A	5,682
13,735	Dish Network Corp. (a)	491
939	GCI Liberty, Inc., Class – A (a)	48
1,831	John Wiley & Sons, Inc., Class – A	111
236	Liberty Broadband, Class – A (a)	20
964	Liberty Broadband, Class – C (a)	81
827	Liberty SiriusXM Group, Class – A (a)	36
703	News Corp., Inc.	10
5,717	News Corp., Inc., Class – A	75
8,175	Omnicom Group, Inc.	556
411	Sirius XM Holdings, Inc.	3
73,307	The Interpublic Group of Companies, Inc.	1,677
2,002	Tribune Media Co., Class – A	77

		8,897

	Metals & Mining — 0.32%
21,389	Freeport-McMoRan Copper & Gold, Inc.	298
5,166	Newmont Mining Corp.	156
11,090	Nucor Corp.	704
5,085	Reliance Steel & Aluminum Co.	434
1,970	Royal Gold, Inc.	152
1,973	Southern Copper Corp.	85
2,312	Steel Dynamics, Inc.	104
2,822	United States Steel Corp.	86

		2,019

	Mortgage Real Estate Investment Trusts — 0.10%
3,972	AGNC Investment Corp.	74
10,985	Annaly Capital Management, Inc.	112
1,767	Chimera Investment Corp.	32
14,898	MFA Financial, Inc.	110
1,819	New Residential Investment Corp.	32
8,727	Starwood Property Trust, Inc.	188
6,954	Two Harbors Investment Corp.	104

		652

	Multiline Retail — 0.48%
952	Dollar General Corp.	104
2,604	Dollar Tree, Inc. (a)	212
7,443	Kohl’s Corp.	555
13,007	Macy’s, Inc.	452
2,624	Nordstrom, Inc.	157
17,885	Target Corp.	1,578

		3,058

	Multi-Utilities — 1.26%
2,674	Ameren Corp.	169

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
7,309	CenterPoint Energy, Inc.	$202
1,937	CMS Energy Corp.	95
4,448	Consolidated Edison, Inc.	339
32,210	Dominion Resources, Inc.	2,264
2,930	DTE Energy Co.	320
2,582	MDU Resources Group, Inc.	66
95,910	NiSource, Inc.	2,390
8,240	Public Service Enterprise Group, Inc.	435
2,576	Sempra Energy	293
467	Vectren Corp.	33
20,161	WEC Energy Group, Inc.	1,346

		7,952

	Oil, Gas & Consumable Fuels — 8.12%
891	Andeavor	137
2,781	Antero Resources Corp. (a)	49
12,775	Apache Corp.	609
5,191	Cabot Oil & Gas Corp.	117
3,001	Centennial Resource Development, Inc. (a)	66
58,540	Chevron Corp.	7,158
2,723	Concho Resources, Inc. (a)	416
15,956	ConocoPhillips	1,235
999	Continental Resources, Inc. (a)	68
1,720	Devon Energy Corp.	69
1,562	Diamondback Energy, Inc.	211
1,016	Energen Corp. (a)	88
32,480	EOG Resources, Inc.	4,143
3,310	EQT Corp.	146
136,284	Exxon Mobil Corp.	11,586
64,020	Hess Corp.	4,583
2,849	HollyFrontier Corp.	199
134,859	Kinder Morgan, Inc.	2,391
2,935	Kosmos Energy Ltd. (a)	27
12,534	Marathon Oil Corp.	292
94,098	Marathon Petroleum Corp.	7,525
5,682	Murphy Oil Corp.	189
5,542	Noble Energy, Inc.	173
22,304	Occidental Petroleum Corp.	1,833
15,181	ONEOK, Inc.	1,029
3,023	Parsley Energy, Inc., Class – A (a)	88
4,066	PBF Energy, Inc., Class – A	203
18,966	Phillips 66	2,138
2,247	Pioneer Natural Resources Co.	391
3,006	QEP Resources, Inc. (a)	34
1,287	SM Energy Co.	41
3,244	Southwestern Energy Co. (a)	17
5,964	Targa Resources Corp.	336
54,427	The Williams Companies, Inc.	1,480
19,090	Valero Energy Corp.	2,171

		51,238

	Paper & Forest Products — 0.02%
2,270	Domtar Corp.	118

	Personal Products — 0.21%
18,740	Coty, Inc., Class – A	235
14,202	Edgewell Personal Care Co. (a)	657
1,025	Herbalife Ltd. (a)	56
692	Nu Skin Enterprises, Inc., Class – A	57
2,000	The Estee Lauder Companies, Inc., Class – A	291

		1,296

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals — 5.64%
1,613	Allergan PLC	$307
55,253	Bristol-Myers Squibb Co.	3,430
1,234	Catalent, Inc. (a)	56
19,272	Eli Lilly & Co.	2,068
549	Jazz Pharmaceuticals PLC (a)	92
62,415	Johnson & Johnson	8,624
110,340	Merck & Co., Inc.	7,828
4,831	Mylan N.V. (a)	177
1,207	Perrigo Co. PLC	85
236,243	Pfizer, Inc.	10,411
113,000	Teva Pharmaceutical Industries Ltd., ADR	2,434

		35,512

	Professional Services — 0.30%
1,863	Equifax, Inc.	243
950	IHS Markit Ltd. (a)	51
8,027	ManpowerGroup, Inc.	690
26,092	Nielsen Holdings PLC	722
825	Robert Half International, Inc.	58
1,123	Versik Analytics, Inc., Class – A (a)	135

		1,899

	Real Estate Management & Development — 0.03%
1,691	CBRE Group, Inc., Class – A (a)	75
434	Howard Hughes Corp. (a)	54
508	Jones Lang LaSalle, Inc.	73
714	Realogy Holdings Corp.	15

		217

	Road & Rail — 1.02%
539	CSX Corp.	40
10,203	Genesee & Wyoming, Inc., Class – A (a)	928
6,860	Kansas City Southern	777
7,846	Knight-Swift Transportation Holdings, Inc.	271
5,347	Norfolk Southern Corp.	965
128	Old Dominion Freight Line, Inc.	21
6,167	Ryder System, Inc.	451
18,473	Union Pacific Corp.	3,007

		6,460

	Semiconductors & Semiconductor Equipment — 3.88%
13,160	Broadcom, Inc.	3,247
10,109	Cypress Semiconductor Corp.	146
1,047	First Solar, Inc. (a)	51
229,050	Intel Corp.	10,831
5,062	KLA-Tencor Corp.	515
6,833	Lam Research Corp.	1,037
5,934	Marvell Technology Group Ltd.	115
6,883	Maxim Integrated Products, Inc.	388
9,556	Micron Technology, Inc. (a)	432
366	MKS Instruments, Inc.	29
3,170	NXP Semiconductors N.V.	271
3,244	ON Semiconductor Corp. (a)	60
60,872	Qualcomm, Inc.	4,385
1,268	Skyworks Solutions, Inc.	115
1,460	Teradyne, Inc.	54
25,811	Texas Instruments, Inc.	2,769
115	Xilinx, Inc.	9

		24,454

	Software — 1.43%
207	Autodesk, Inc. (a)	32
1,618	CA, Inc.	71
1,388	Dell Technologies, Inc., Class – V (a)	135

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
284	Guidewire Software, Inc. (a)	$29
7,877	LogMeln, Inc.	702
6,281	Nuance Communications, Inc. (a)	109
151,174	Oracle Corp.	7,794
668	Synopsys, Inc. (a)	66
479	VMware, Inc., Class – A (a)	75

		9,013

	Specialty Retail — 1.06%
1,250	Advance Auto Parts, Inc.	210
22	AutoZone, Inc. (a)	17
21,440	Bed Bath & Beyond, Inc.	322
7,921	Best Buy Co., Inc.	629
172	Burlington Stores, Inc. (a)	28
3,139	Dick’s Sporting Goods, Inc.	111
5,802	Foot Locker, Inc.	296
10,411	Gap, Inc.	300
9,975	L Brands, Inc.	302
2,766	Penske Automotive Group, Inc.	131
15,799	Signet Jewelers Ltd.	1,042
14,122	The Home Depot, Inc.	2,926
620	Tiffany & Co.	80
1,459	Urban Outfitters, Inc. (a)	60
3,714	Williams-Sonoma, Inc.	244

		6,698

	Technology Hardware, Storage & Peripherals — 1.43%
3,100	Apple, Inc.	700
52,911	Hewlett Packard Enterprise Co.	863
257,261	HP, Inc.	6,630
285	NetApp, Inc.	24
8,304	Western Digital Corp.	486
12,511	Xerox Corp.	338

		9,041

	Textiles, Apparel & Luxury Goods — 0.47%
10,575	Hanesbrands, Inc.	195
2,234	Michael Kors Holdings Ltd. (a)	153
433	PVH Corp.	63
4,349	Ralph Lauren Corp.	598
7,966	Tapestry, Inc.	400
38,285	Under Armour, Inc., Class – C (a)	745
9,131	V.F. Corp.	853

		3,007

	Thrifts & Mortgage Finance — 0.06%
34,725	New York Community Bancorp, Inc.	360

	Tobacco — 1.33%
59,407	Altria Group, Inc.	3,583
58,924	Philip Morris International, Inc.	4,804

		8,387

	Trading Companies & Distributors — 0.22%
3,009	Air Lease Corp.	138
10,024	Fastenal Co.	581
2,117	HD Supply Holdings, Inc. (a)	91
2,446	MSC Industrial Direct Co., Inc., Class – A	216
17	W.W. Grainger, Inc.	6
1,560	Watsco, Inc.	278
800	WESCO International, Inc. (a)	49

		1,359

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Transportation Infrastructure — 0.06%
8,831	Macquarie Infrastructure Corp.	$407

	Water Utilities — 0.02%
1,178	American Water Works Co., Inc.	104
1,327	Aqua America, Inc.	49

		153

	Wireless Telecommunication Services — 0.48%
8,547	Sprint Nextel Corp. (a)	56
3,816	Telephone & Data Systems, Inc.	116
40,957	T-Mobile USA, Inc. (a)	2,874
200	U.S. Cellular Corp. (a)	9

		3,055

	Total Common Stocks	599,752

	Mutual Funds — 4.58%
1,063,341	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91% (c)	1,063
27,790,990	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.95% (c)	27,791

	Total Mutual Funds	28,854

	Total Investments (cost $496,970) — 99.69%	628,606
	Other assets in excess of liabilities — 0.31%	1,939

	Net Assets—100.00%	$630,545

(a)	Represents non-income producing security.

(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.08% of the Portfolio’s net assets.

(c)	The rate disclosed is the rate in effect on September 30, 2018.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Value Equity Portfolio	Cadence Capital Management, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	48.74%	46.37%	—	95.11%
Mutual Funds	0.26%	3.64%	0.68%	4.58%
Other Assets (Liabilities)	0.08%	0.23%	0.00%	0.31%

Total Net Assets	49.08%	50.24%	0.68%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	86	12/21/18	$12,552	$37
E-Mini S&P Midcap 400 Future	40	12/21/18	8,101	(114)

			$20,653	$(77)

		Total Unrealized Appreciation		$37
		Total Unrealized Depreciation		(114)

		Total Net Unrealized Appreciation/(Depreciation)		$(77)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.32%
	Aerospace & Defense — 1.67%
15,522	Arconic, Inc.	$342
283	BWX Technologies, Inc.	18
2,243	Curtiss-Wright Corp.	308
5,514	General Dynamics Corp.	1,129
337	Harris Corp.	57
109	HEICO Corp.	10
215	HEICO Corp., Class – A	16
4,342	Hexcel Corp.	291
1,212	Huntington Ingalls Industries, Inc.	310
2,821	L3 Technologies, Inc.	600
7,587	Lockheed Martin Corp.	2,625
466	Northrop Grumman Corp.	148
830	Raytheon Co.	172
5,098	Rockwell Collins, Inc.	716
350	Spirit Aerosystems Holdings, Inc., Class – A	32
1,287	Teledyne Technologies, Inc. (a)	317
13,191	Textron, Inc.	943
5,368	The Boeing Co.	1,996
138	TransDigm Group, Inc. (a)	51
43,799	United Technologies Corp.	6,124

		16,205

	Air Freight & Logistics — 0.39%
393	C.H. Robinson Worldwide, Inc.	38
495	Expeditors International of Washington, Inc.	36
715	FedEx Corp.	172
30,056	United Parcel Service, Inc., Class – B	3,510
358	XPO Logistics, Inc. (a)	41

		3,797

	Airlines — 0.53%
7,137	Alaska Air Group, Inc.	491
14,946	American Airlines Group, Inc.	618
2,964	Copa Holdings SA, Class – A	237
39,331	Delta Air Lines, Inc.	2,275
18,938	JetBlue Airways Corp. (a)	367
6,533	Southwest Airlines Co.	408
9,043	United Continental Holdings, Inc. (a)	805

		5,201

	Auto Components — 0.20%
5,751	Adient PLC	226
1,829	Aptiv PLC	153
7,275	BorgWarner, Inc.	311
3,738	Gentex Corp.	80
23,787	Goodyear Tire & Rubber Co.	556
3,597	Lear Corp.	522
419	Visteon Corp. (a)	39

		1,887

	Automobiles — 0.82%
344,704	Ford Motor Co.	3,190
84,570	General Motors Co.	2,847
40,054	Harley-Davidson, Inc.	1,814
393	Tesla Motors, Inc. (a)	104
412	Thor Industries, Inc.	34

		7,989

	Banks — 10.05%
14,440	Associated Banc-Corp.	375
384,513	Bank of America Corp.	11,329
3,534	Bank of Hawaii Corp.	279

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
6,796	Bank OZK	$258
9,015	BankUnited, Inc.	319
92,964	BB&T Corp.	4,512
1,510	BOK Financial Corp.	147
7,309	CIT Group, Inc.	377
156,284	Citigroup, Inc.	11,212
48,779	Citizens Financial Group, Inc.	1,881
14,875	Comerica, Inc.	1,342
3,402	Commerce Bancshares, Inc.	225
4,905	Cullen/Frost Bankers, Inc.	512
7,890	East West Bancorp, Inc.	476
59,378	Fifth Third Bancorp	1,658
434	First Citizens BancShares, Inc., Class – A	196
7,701	First Hawaiian, Inc.	209
28,149	First Horizon National Corp.	486
9,107	First Republic Bank	874
26,451	FNB Corp.	336
131,050	Huntington Bancshares, Inc.	1,955
164,213	JPMorgan Chase & Co.	18,531
109,558	KeyCorp	2,179
12,421	M&T Bank Corp.	2,044
10,708	PacWest Bancorp	510
30,168	People’s United Financial, Inc.	516
3,244	Pinnacle Financial Partners, Inc.	195
46,379	PNC Financial Services Group, Inc.	6,316
5,719	Popular, Inc.	293
3,808	Prosperity Bancshares, Inc.	264
100,294	Regions Financial Corp.	1,840
2,000	Signature Bank	230
12,252	Sterling Bancorp/DE	270
41,578	SunTrust Banks, Inc.	2,777
1,688	SVB Financial Group (a)	525
7,557	Synovus Financial Corp.	346
15,929	TCF Financial Corp.	379
699	Texas Capital Bancshares, Inc. (a)	58
124,720	U.S. Bancorp	6,586
17,725	Umpqua Holdings Corp.	369
5,766	Webster Financial Corp.	340
242,954	Wells Fargo & Co.	12,771
3,669	Western Alliance Bancorp (a)	209
3,066	Wintrust Financial Corp.	260
17,147	Zions Bancorp	860

		97,626

	Beverages — 1.14%
146	Brown-Forman Corp., Class – A	7
803	Brown-Forman Corp., Class – B	41
456	Constellation Brands, Inc., Class – A	98
3,550	Keurig Dr Pepper, Inc.	82
13,790	Molson Coors Brewing Co., Class – B	848
8,123	Monster Beverage Corp. (a)	473
38,936	PepsiCo, Inc.	4,354
110,985	The Coca-Cola Co.	5,127

		11,030

	Biotechnology — 2.04%
52,188	AbbVie, Inc.	4,937
278	Agios Pharmaceuticals, Inc. (a)	21
5,423	Alexion Pharmaceuticals, Inc. (a)	754
437	Alkermes PLC (a)	19
601	Alnylam Pharmaceuticals, Inc. (a)	53
19,101	Amgen, Inc.	3,959
4,252	Biogen Idec, Inc. (a)	1,502
502	BioMarin Pharmaceutical, Inc. (a)	49

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
638	Bluebird Bio, Inc. (a)	$93
14,069	Celgene Corp. (a)	1,259
340	Exact Sciences Corp. (a)	27
5,643	Exelixis, Inc. (a)	100
72,910	Gilead Sciences, Inc.	5,630
3,426	Incyte Corp. (a)	237
355	Ionis Pharmaceuticals, Inc. (a)	18
253	Neurocrine Biosciences, Inc. (a)	31
1,564	Regeneron Pharmaceuticals, Inc. (a)	632
129	Sage Therapeutics, Inc. (a)	18
176	Sarepta Therapeutics, Inc. (a)	28
304	Seattle Genetics, Inc. (a)	23
109	Tesaro, Inc. (a)	4
2,268	United Therapeutics Corp. (a)	290
732	Vertex Pharmaceuticals, Inc. (a)	141

		19,825

	Building Products — 0.43%
404	A.O. Smith Corp.	22
2,656	Allegion PLC	241
128	Armstrong World Industries, Inc. (a)	9
6,037	Fortune Brands Home & Security, Inc.	316
82,127	Johnson Controls International PLC	2,874
216	Lennox International, Inc.	47
4,182	Masco Corp.	153
6,098	Owens Corning, Inc.	331
4,594	USG Corp. (a)	199

		4,192

	Capital Markets — 3.26%
2,870	Affiliated Managers Group, Inc.	392
9,192	Ameriprise Financial, Inc.	1,357
77,536	Bank of New York Mellon Corp.	3,954
16,237	BGC Partners, Inc., Class – A	192
10,166	BlackRock, Inc., Class – A	4,792
570	CBOE Holdings, Inc.	55
11,264	CME Group, Inc.	1,917
7,784	E*Trade Financial Corp. (a)	408
5,310	Eaton Vance Corp.	279
114	Evercore Partners, Inc., Class – A	11
108	FactSet Research Systems, Inc.	24
32,448	Franklin Resources, Inc.	987
17,575	Goldman Sachs Group, Inc.	3,941
673	Interactive Brokers Group, Inc., Class – A	37
10,897	IntercontinentalExchange Group, Inc.	816
40,047	Invesco Ltd.	916
5,831	Lazard Ltd., Class – A	281
4,416	Legg Mason, Inc.	138
251	LPL Financial Holdings, Inc.	16
104	MarketAxess Holdings, Inc.	19
485	Moody’s Corp.	81
105,083	Morgan Stanley	4,895
52	Morningstar, Inc.	7
250	MSCI, Inc. Common	44
11,119	Northern Trust Corp.	1,136
5,764	Raymond James Financial, Inc.	531
722	S&P Global, Inc.	141
379	SEI Investments Co.	23
29,174	State Street Corp.	2,444
11,691	T. Rowe Price Group, Inc.	1,276
801	TD Ameritrade Holding Corp.	42
3,468	The Charles Schwab Corp.	170
4,200	The Nasdaq OMX Group, Inc.	360

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
1,118	Virtu Financial, Inc., Class – A	$23

		31,705

	Chemicals — 2.56%
17,490	Air Products & Chemicals, Inc.	2,922
3,901	Albemarle Corp.	389
2,236	Ashland Global Holdings, Inc.	188
4,605	Axalta Coating Systems Ltd. (a)	134
3,799	Cabot Corp.	238
4,379	Celanese Corp., Series A	499
18,435	CF Industries Holdings, Inc.	1,004
149,499	DowDuPont, Inc.	9,615
11,844	Eastman Chemical Co.	1,134
5,298	Ecolab, Inc.	831
2,974	FMC Corp.	259
16,966	Huntsman Corp.	462
4,277	International Flavors & Fragrances, Inc.	595
21,059	LyondellBasell Industries N.V., Class – A	2,158
42	NewMarket Corp.	17
13,072	Olin Corp.	336
4,340	Platform Specialty Products Corp. (a)	54
8,322	PPG Industries, Inc.	908
9,443	Praxair, Inc.	1,518
3,810	RPM International, Inc.	247
8,726	The Chemours Co.	344
12,699	The Mosaic Co.	412
1,974	The Scotts Miracle-Gro Co.	155
242	The Sherwin-Williams Co.	110
7,045	Valvoline, Inc.	152
713	W.R. Grace & Co.	51
891	Westlake Chemical Corp.	74

		24,806

	Commercial Services & Supplies — 0.26%
3,633	ADT, Inc.	34
248	Cintas Corp.	49
2,403	Clean Harbors, Inc. (a)	172
576	Copart, Inc. (a)	30
4,243	KAR Auction Services, Inc.	253
7,541	Republic Services, Inc., Class – A	548
274	Rollins, Inc.	17
3,001	Stericycle, Inc. (a)	176
13,782	Waste Management, Inc.	1,245

		2,524

	Communications Equipment — 1.58%
162	Arista Networks, Inc. (a)	43
9,066	Arris International PLC (a)	236
263,767	Cisco Systems, Inc.	12,832
9,601	Commscope Holding, Inc. (a)	295
2,553	EchoStar Corp., Class – A (a)	118
1,144	F5 Networks, Inc. (a)	228
28,246	Juniper Networks, Inc.	847
5,237	Motorola Solutions, Inc.	682
261	Palo Alto Networks, Inc. (a)	59
55	Ubiquiti Networks, Inc.	5

		15,345

	Construction & Engineering — 0.14%
9,014	AECOM Technology Corp. (a)	294
5,075	Fluor Corp.	295
4,601	Jacobs Engineering Group, Inc.	352
7,044	Quanta Services, Inc. (a)	235

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering (continued)
1,250	Valmont Industries, Inc.	$173

		1,349

	Construction Materials — 0.02%
1,153	Eagle Materials, Inc., Class – A	98
356	Martin Marietta Materials, Inc.	65
643	Vulcan Materials Co.	72

		235

	Consumer Finance — 0.81%
35,665	Ally Financial, Inc.	943
9,494	American Express Co.	1,011
24,562	Capital One Financial Corp.	2,333
70	Credit Acceptance Corp. (a)	31
13,167	Discover Financial Services	1,007
21,090	Navient Corp.	284
3,942	OneMain Holdings, Inc. (a)	132
8,987	Santander Consumer USA Holdings, Inc.	180
22,892	SLM Corp. (a)	255
55,099	Synchrony Financial	1,712

		7,888

	Containers & Packaging — 0.54%
2,192	AptarGroup, Inc.	236
807	Ardagh Group SA	13
249	Avery Dennison Corp.	27
12,229	Ball Corp.	538
5,763	Bemis Company, Inc.	280
4,679	Berry Plastics Group, Inc. (a)	226
367	Crown Holdings, Inc. (a)	18
19,910	Graphic Packaging Holding Co.	279
25,007	International Paper Co.	1,229
5,519	Owens-Illinois, Inc. (a)	104
2,732	Packaging Corporation of America	300
2,911	Sealed Air Corp.	117
3,018	Silgan Holdings	84
6,259	Sonoco Products Co.	347
27,152	WestRock Co.	1,451

		5,249

	Distributors — 0.13%
9,276	Genuine Parts Co.	922
9,472	LKQ Corp. (a)	300
112	Pool Corp.	19

		1,241

	Diversified Consumer Services — 0.09%
436	Bright Horizons Family Solutions, Inc. (a)	51
205	Graham Holdings Co.	119
719	Grand Canyon Education, Inc. (a)	81
14,315	H&R Block, Inc.	369
3,391	Service Corporation International	150
2,093	ServiceMaster Global Holdings, Inc. (a)	130

		900

	Diversified Financial Services — 1.60%
10,477	AXA Equitable Holdings, Inc.	225
67,716	Berkshire Hathaway, Inc., Class – B (a)	14,498
24,999	Jefferies Financial Group, Inc.	549
5,719	Voya Financial, Inc.	284

		15,556

Shares	Security Description	Value (000)
	Diversified Telecommunication Services — 2.97%
413,880	AT&T, Inc.	$13,898
83,369	CenturyLink, Inc.	1,767
242,818	Verizon Communications, Inc.	12,964
5,352	Zayo Group Holdings, Inc. (a)	186

		28,815

	Electric Utilities — 2.28%
10,111	Alliant Energy Corp.	430
21,626	American Electric Power, Inc.	1,533
2,450	Avangrid, Inc.	117
37,751	Duke Energy Corp.	3,021
14,480	Edison International	980
7,900	Entergy Corp.	641
13,955	Evergy, Inc.	766
16,402	Eversource Energy	1,008
48,673	Exelon Corp.	2,125
20,966	FirstEnergy Corp.	779
5,529	Hawaiian Electric Industries, Inc.	197
24,136	NextEra Energy, Inc.	4,046
10,403	OGE Energy Corp.	378
22,279	PG&E Corp. (a)	1,025
5,705	Pinnacle West Capital Corp.	452
36,345	PPL Corp.	1,063
53,957	The Southern Co.	2,353
26,032	Xcel Energy, Inc.	1,229

		22,143

	Electrical Equipment — 0.77%
2,219	Acuity Brands, Inc.	349
11,330	AMETEK, Inc.	896
35,234	Eaton Corp. PLC	3,055
23,083	Emerson Electric Co.	1,768
2,730	GrafTech International Ltd.	53
2,292	Hubbell, Inc.	306
13,161	nVent Electric PLC	357
2,429	Regal-Beloit Corp.	200
356	Rockwell Automation, Inc.	67
6,397	Sensata Technologies Holding PLC (a)	317

		7,368

	Electronic Equipment, Instruments & Components — 0.46%
858	Amphenol Corp., Class – A	81
4,495	Arrow Electronics, Inc. (a)	331
6,081	Avnet, Inc.	272
421	CDW Corporation of Delaware	37
470	Cognex Corp.	26
675	Coherent, Inc. (a)	116
50,569	Corning, Inc.	1,786
3,098	Dolby Laboratories, Inc., Class – A	217
4,290	FLIR Systems, Inc.	264
675	IPG Photonics Corp. (a)	105
8,798	Jabil Circuit, Inc.	238
6,727	Keysight Technologies, Inc. (a)	446
194	Littelfuse, Inc.	38
1,110	National Instruments Corp.	54
8,853	Trimble Navigation Ltd. (a)	385
150	Zebra Technologies Corp., Class – A (a)	27

		4,423

	Energy Equipment & Services — 1.13%
2,646	Apergy Corp. (a)	115
27,513	Baker Hughes, Inc.	932
2,535	Halliburton Co.	103
8,920	Helmerich & Payne, Inc.	613

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
12,544	Nabors Industries Ltd.	$77
21,574	National Oilwell Varco, Inc.	929
12,417	Patterson-UTI Energy, Inc.	212
3,712	RPC, Inc.	57
124,525	Schlumberger Ltd.	7,587
15,399	Transocean Ltd. (a)	214
33,811	Weatherford International PLC (a)	92

		10,931

	Entertainment — 0.93%
2,174	Activision Blizzard, Inc.	181
8,533	Cinemark Holdings, Inc.	343
875	Electronic Arts, Inc. (a)	105
949	Liberty Media Group, Class – A (a)	34
7,098	Liberty Media Group, Class – C (a)	264
2,372	Lions Gate Entertainment Corp., Class – A	58
4,754	Lions Gate Entertainment Corp., Class – B	111
392	Live Nation Entertainment, Inc. (a)	21
1,203	Netflix, Inc. (a)	450
1,911	Take-Two Interactive Software, Inc. (a)	264
602	The Madison Square Garden Co., Class – A (a)	190
28,595	The Walt Disney Co.	3,345
37,373	Twenty-First Century Fox, Inc.	1,731
17,377	Twenty-First Century Fox, Inc., Class – B	796
389	Viacom, Inc., Class – A	14
28,113	Viacom, Inc., Class – B	949
27,487	Zynga, Inc. (a)	110

		8,966

	Equity Real Estate Investment Trusts — 3.90%
4,712	Alexandria Real Estate Equities, Inc.	593
8,080	American Campus Communities, Inc.	333
11,594	American Homes 4 Rent, Class – A	254
7,176	American Tower Corp.	1,043
9,074	Apartment Investment & Management Co., Class – A	400
13,202	Apple Hospitality REIT, Inc.	231
8,103	AvalonBay Communities, Inc.	1,467
8,876	Boston Properties, Inc.	1,093
10,029	Brandywine Realty Trust	158
17,513	Brixmor Property Group, Inc.	307
7,546	Brookfield Property REIT, Inc., Class – A	158
5,062	Camden Property Trust	474
16,943	Colony Capital, Inc.	103
6,598	Columbia Property Trust, Inc.	156
614	Coresite Realty Corp.	68
5,821	Corporate Office Properties Trust	174
10,078	Crown Castle International Corp.	1,122
9,134	CubeSmart	261
4,471	CyrusOne, Inc.	283
8,747	DDR Corp.	117
9,914	Digital Realty Trust, Inc.	1,115
7,579	Douglas Emmett, Inc.	286
20,405	Duke Realty Corp.	579
7,660	Empire State Realty Trust, Inc., Class – A	127
4,374	EPR Properties	299
1,202	Equinix, Inc.	520
5,352	Equity Commonwealth (a)	172
1,423	Equity Lifestyle Properties, Inc.	137
21,029	Equity Residential	1,393
3,930	Essex Property Trust, Inc.	970
2,685	Extra Space Storage, Inc.	233
4,359	Federal Realty Investment Trust	551

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
10,055	Forest City Realty Trust, Inc., Class – A	$252
7,227	Gaming & Leisure Properties, Inc.	255
22,845	HCP, Inc.	601
12,086	Healthcare Trust of America, Inc., Class – A	322
6,109	Highwoods Properties, Inc.	289
9,472	Hospitality Properties Trust	273
42,367	Host Hotels & Resorts, Inc.	894
8,277	Hudson Pacific Property, Inc.	271
13,550	Invitation Homes, Inc.	310
13,881	Iron Mountain, Inc.	479
4,902	JBG SMITH Properties	181
5,589	Kilroy Realty Corp.	401
24,462	Kimco Realty Corp.	409
1,494	Lamar Advertising Co., Class – A	116
8,281	Liberty Property Trust	350
2,617	Life Storage, Inc.	249
21,220	Medical Properties Trust, Inc.	316
6,575	Mid-America Apartment Communities, Inc.	659
9,129	National Retail Properties, Inc.	409
11,345	OMEGA Healthcare Investors, Inc.	372
7,595	Outfront Media, Inc.	152
11,574	Paramount Group, Inc.	175
11,770	Parks Hotels & Resorts, Inc.	386
34,863	Prologis, Inc.	2,362
2,710	Public Storage	546
7,453	Rayonier, Inc.	252
14,175	Realty Income Corp.	806
8,865	Regency Centers Corp.	573
12,589	Retail Properties of America, Inc., Class – A	153
548	Retail Value, Inc. (a)	18
324	SBA Communications Corp. (a)	52
13,995	Senior Housing Properties Trust	246
6,102	Simon Property Group, Inc.	1,079
5,147	SL Green Realty Corp.	502
25,804	Spirit Realty Capital, Inc.	208
10,684	Store Capital Corp.	297
4,607	Sun Communities, Inc.	468
881	Taubman Centers, Inc.	53
8,268	The Macerich Co.	457
15,076	UDR, Inc.	610
5,923	Uniti Group, Inc.	119
21,492	Ventas, Inc.	1,169
55,224	VEREIT, Inc.	401
16,373	VICI Properties, Inc.	354
8,469	Vornado Realty Trust	618
7,336	Weingarten Realty Investors	218
22,366	Welltower, Inc.	1,439
36,406	Weyerhaeuser Co.	1,175
6,339	WP Carey, Inc.	408

		37,881

	Food & Staples Retailing – 1.72%
1,795	Casey’s General Stores, Inc.	232
1,258	Costco Wholesale Corp.	295
1,986	Sprouts Farmers Market, Inc. (a)	54
11,885	Sysco Corp.	871
40,720	The Kroger Co.	1,185
7,383	US Foods Holding Corp. (a)	228
66,842	Walgreens Boots Alliance, Inc.	4,873
95,672	Wal-Mart Stores, Inc.	8,984

		16,722

	Food Products — 2.31%
45,359	Archer-Daniels-Midland Co.	2,280

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
30,967	Bunge Ltd.	$2,128
8,324	Campbell Soup Co.	305
24,873	ConAgra Foods, Inc.	845
16,371	Flowers Foods, Inc.	305
86,123	General Mills, Inc.	3,696
7,124	Hershey Co.	727
14,295	Hormel Foods Corp.	563
5,673	Ingredion, Inc.	595
11,891	Kellogg Co.	833
5,222	Lamb Weston Holding, Inc.	348
4,080	McCormick & Company, Inc.	538
96,929	Mondelez International, Inc., Class – A	4,164
2,773	Pilgrim’s Pride Corp. (a)	50
4,290	Pinnacle Foods, Inc.	278
1,253	Post Holdings, Inc. (a)	123
10	Seaboard Corp.	37
5,044	The Hain Celestial Group, Inc. (a)	137
11,705	The J.M. Smucker Co.	1,201
39,224	The Kraft Heinz Co.	2,162
2,847	TreeHouse Foods, Inc. (a)	136
15,332	Tyson Foods, Inc., Class – A	913

		22,364

	Gas Utilities — 0.11%
4,839	Atmos Energy Corp.	455
4,251	National Fuel Gas Co.	238
7,576	UGI Corp.	420

		1,113

	Health Care Equipment & Supplies — 2.46%
61,809	Abbott Laboratories	4,535
125	Abiomed, Inc. (a)	56
230	Align Technology, Inc. (a)	90
16,214	Baxter International, Inc.	1,250
8,784	Becton, Dickinson & Co.	2,293
14,349	Boston Scientific Corp. (a)	552
105	Cantel Medical Corp.	10
22,274	Danaher Corp.	2,420
8,100	Dentsply Sirona, Inc.	306
248	Dexcom, Inc. (a)	35
610	Edwards Lifesciences Corp. (a)	106
912	Hill-Rom Holdings, Inc.	86
9,954	Hologic, Inc. (a)	408
44	ICU Medical, Inc. (a)	12
244	IDEXX Laboratories, Inc. (a)	61
166	Insulet Corp. (a)	18
711	Integra LifeSciences Holdings Corp. (a)	47
323	Intuitive Surgical, Inc. (a)	185
128	Masimo Corp. (a)	16
82,329	Medtronic PLC	8,099
87	Penumbra, Inc. (a)	13
399	ResMed, Inc.	46
3,030	Steris PLC	347
987	Stryker Corp.	175
1,352	Teleflex, Inc.	360
1,466	The Cooper Companies, Inc.	406
260	Varian Medical Systems, Inc. (a)	29
2,162	West Pharmaceutical Services, Inc.	267
11,985	Zimmer Holdings, Inc.	1,576

		23,804

	Health Care Providers & Services — 3.01%
2,998	Acadia Healthcare Company, Inc. (a)	106
7,743	Aetna, Inc.	1,571

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
455	AmerisourceBergen Corp.	$42
9,401	Anthem, Inc.	2,575
62,708	Cardinal Health, Inc.	3,385
6,005	Centene Corp. (a)	869
44	Chemed Corp.	14
10,791	CIGNA Corp.	2,247
88,574	CVS Caremark Corp.	6,972
5,958	DaVita Healthcare Partners, Inc. (a)	427
278	Encompass Health Corp.	22
3,666	Envision Healthcare Corp. (a)	168
18,775	Express Scripts Holding Co. (a)	1,784
3,457	HCA Holdings, Inc.	481
4,702	Henry Schein, Inc. (a)	400
3,799	Humana, Inc.	1,286
5,894	Laboratory Corporation of America Holdings (a)	1,024
11,651	McKesson Corp.	1,546
5,439	MEDNAX, Inc. (a)	254
468	Molina Heathcare, Inc. (a)	70
1,324	Premier, Inc., Class – A (a)	61
4,881	Quest Diagnostics, Inc.	527
8,762	UnitedHealth Group, Inc.	2,330
4,866	Universal Health Services, Inc., Class – B	622
1,260	WellCare Health Plans, Inc. (a)	404

		29,187

	Health Care Technology — 0.10%
114	athenahealth, Inc. (a)	15
13,843	Cerner Corp. (a)	892
341	Veeva Systems, Inc. (a)	37

		944

	Hotels, Restaurants & Leisure — 2.21%
8,525	Aramark	367
21,057	Caesars Entertainment Corp. (a)	216
30,541	Carnival Corp., Class – A	1,947
69	Chipotle Mexican Grill, Inc. (a)	31
98	Choice Hotels International, Inc.	8
5,211	Darden Restaurants, Inc.	579
120	Domino’s Pizza, Inc.	35
235	Dunkin’ Brands Group, Inc.	17
11,008	Extended Stay America, Inc.	223
1,467	Hilton Grand Vacations (a)	49
814	Hilton Worldwide Holdings, Inc.	66
2,196	Hyatt Hotels Corp., Class – A	175
5,944	International Game Technology PLC	117
18,780	Las Vegas Sands Corp.	1,114
833	Marriott International, Inc., Class – A	110
43,552	McDonald’s Corp.	7,287
23,586	MGM Resorts International	658
9,903	Norwegian Cruise Line Holdings Ltd. (a)	569
12,919	Royal Caribbean Cruises Ltd.	1,679
2,112	Six Flags Entertainment Corp.	147
61,582	Starbucks Corp.	3,500
534	The Wendy’s Co.	9
1,222	Vail Resorts, Inc.	335
278	Wyndham Hotels & Resorts, Inc.	15
9,998	Wyndham Worldwide Corp.	434
2,974	Wynn Resorts Ltd.	378
16,193	Yum China Holdings, Inc.	569
8,397	YUM! Brands, Inc.	763

		21,397

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables — 0.51%
11,705	D.R. Horton, Inc.	$494
8,607	Garmin Ltd.	603
8,087	Leggett & Platt, Inc.	354
10,476	Lennar Corp., Class – A	489
318	Lennar Corp., Class – B	12
2,214	Mohawk Industries, Inc. (a)	388
40,597	Newell Rubbermaid, Inc.	824
9	NVR, Inc. (a)	22
11,615	PulteGroup, Inc.	288
132	Tempur Sealy International, Inc. (a)	7
5,334	Toll Brothers, Inc.	176
11,090	Whirlpool Corp.	1,318

		4,975

	Household Products — 1.94%
5,714	Church & Dwight Co., Inc.	339
49,905	Colgate-Palmolive Co.	3,341
940	Energizer Holdings, Inc.	55
18,590	Kimberly-Clark Corp.	2,113
1,941	Spectrum Brands Holdings, Inc.	145
6,311	The Clorox Co.	949
142,823	The Procter & Gamble Co.	11,888

		18,830

	Independent Power and Renewable Electricity Producers — 0.12%
11,104	NRG Energy, Inc., Class – C	415
29,487	The AES Corp.	413
14,537	Vistra Energy Corp. (a)	362

		1,190

	Industrial Conglomerates — 1.46%
20,181	3M Co.	4,252
3,381	Carlisle Companies, Inc.	412
594,470	General Electric Co.	6,712
11,456	Honeywell International, Inc.	1,906
2,987	Roper Industries, Inc.	885

		14,167

	Insurance — 3.93%
64,501	Aflac, Inc.	3,036
481	Alleghany Corp.	314
12,513	Allstate Corp.	1,235
2,574	American Financial Group, Inc.	286
52,287	American International Group, Inc.	2,784
283	American National Insurance Co.	37
694	Aon PLC	107
11,849	Arch Capital Group Ltd. (a)	353
10,296	Arthur J. Gallagher & Co.	766
2,075	Aspen Insurance Holdings Ltd.	87
3,547	Assurant, Inc.	383
3,988	Assured Guaranty Ltd.	168
8,813	Athene Holding Ltd. (a)	455
5,123	AXIS Capital Holdings Ltd.	296
4,220	Brighthouse Financial, Inc. (a)	187
7,872	Brown & Brown, Inc.	233
39,334	Chubb Ltd.	5,257
12,243	Cincinnati Financial Corp.	940
2,438	CNA Financial Corp.	111
886	Erie Indemnity Co., Class – A	113
2,964	Everest Re Group Ltd.	677
7,122	First American Financial Corp.	367
25,154	FNF Group	990
1,536	Hanover Insurance Group, Inc.	189

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
22,457	Hartford Financial Services Group, Inc.	$1,122
12,274	Lincoln National Corp.	830
15,785	Loews Corp.	793
456	Markel Corp. (a)	542
10,285	Marsh & McLennan Companies, Inc.	851
2,400	Mercury General Corp.	120
73,174	MetLife, Inc.	3,419
22,695	Old Republic International Corp.	508
24,995	Principal Financial Group, Inc.	1,464
35,551	Prudential Financial, Inc.	3,602
3,615	Reinsurance Group of America	523
1,315	RenaissanceRe Holdings Ltd.	176
1,665	The Progressive Corp.	118
16,278	The Travelers Companies, Inc.	2,111
5,948	Torchmark Corp.	516
21,161	Unum Group	827
5,318	W.R. Berkley Corp.	425
113	White Mountains Insurance Group Ltd.	106
4,704	Willis Towers Watson PLC	663

		38,087

	Interactive Media & Services — 0.35%
862	Alphabet, Inc., Class – A (a)	1,041
879	Alphabet, Inc., Class – C (a)	1,049
6,861	Facebook, Inc., Class – A (a)	1,127
212	Interactive Corp. (a)	46
147	Match Group, Inc. (a)	9
296	TripAdvisor, Inc. (a)	15
2,011	Twitter, Inc. (a)	57
671	Zillow Group, Inc., Class – A (a)	30
1,417	Zillow Group, Inc., Class – C (a)	63

		3,437

	Internet & Direct Marketing Retail — 0.46%
1,172	Amazon.com, Inc. (a)	2,348
137	Booking Holdings, Inc. (a)	272
42,711	eBay, Inc. (a)	1,410
342	Expedia, Inc.	45
279	GrubHub, Inc. (a)	39
15,013	Qurate Retail, Inc. (a)	333
159	Wayfair, Inc., Class – A (a)	23

		4,470

	IT Services — 1.76%
6,901	Accenture PLC, Class – A	1,175
3,715	Akamai Technologies, Inc. (a)	272
739	Alliance Data Systems Corp.	175
6,902	Amdocs Ltd.	455
1,272	Automatic Data Processing, Inc.	192
403	Black Knight, Inc. (a)	21
699	Booz Allen Hamilton Holding Corp.	35
333	Broadridge Financial Solutions, Inc.	44
10,707	Cognizant Technology Solutions Corp.	826
6,836	Conduent, Inc. (a)	154
1,252	CoreLogic, Inc. (a)	62
13,708	DXC Technology Co.	1,282
144	EPAM Systems, Inc. (a)	20
894	Euronet Worldwide, Inc. (a)	90
10,985	Fidelity National Information Services, Inc.	1,198
1,555	First Data Corp. (a)	38
1,164	Fiserv, Inc. (a)	96
253	FleetCor Technologies, Inc. (a)	58
252	Gartner Group, Inc. (a)	40
3,347	Genpact Ltd.	102

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
451	Global Payments, Inc.	$57
458	GoDaddy, Inc., Class – A (a)	38
39,048	International Business Machines Corp.	5,903
219	Jack Henry & Associates, Inc.	35
5,136	Leidos Holdings, Inc.	355
2,653	MasterCard, Inc., Class – A	591
243	Okta, Inc. (a)	17
8,646	Paychex, Inc.	637
3,418	PayPal Holdings, Inc. (a)	300
9,246	Sabre Corp.	241
832	Square, Inc., Class – A (a)	82
101	Switch, Inc., Class – A	1
1,907	Teradata Corp. (a)	72
511	Total System Services, Inc.	50
203	Twilio, Inc., Class – A (a)	18
299	VeriSign, Inc. (a)	48
5,159	Visa, Inc., Class – A	774
27,097	Western Union Co.	516
117	WEX, Inc. (a)	23
9,852	Worldpay, Inc., Class – A (a)	998

		17,091

	Leisure Products — 0.11%
4,395	Brunswick Corp.	295
3,768	Hasbro, Inc.	395
9,886	Mattel, Inc. (a)	155
1,878	Polaris Industries, Inc.	190

		1,035

	Life Sciences Tools & Services — 0.74%
16,994	Agilent Technologies, Inc.	1,199
1,111	Bio-Rad Laboratories, Inc., Class – A (a)	348
106	Bio-Techne Corp.	22
3,961	Bruker Biosciences Corp.	132
1,329	Charles River Laboratories International, Inc. (a)	179
421	Illumina, Inc. (a)	155
5,804	IQVIA Holdings, Inc. (a)	753
71	Mettler-Toledo International, Inc. (a)	43
3,890	PerkinElmer, Inc.	378
163	PRA Health Sciences, Inc. (a)	18
7,780	Qiagen N.V. (a)	295
13,707	Thermo Electron Corp.	3,345
1,681	Waters Corp. (a)	327

		7,194

	Machinery — 1.72%
3,766	AGCO Corp.	229
343	Allison Transmission Holdings, Inc.	18
18,286	Caterpillar, Inc.	2,788
5,181	Colfax Corp. (a)	187
2,799	Crane Co.	275
11,278	Cummins, Inc.	1,647
929	Deere & Co.	140
729	Donaldson Company, Inc.	42
10,227	Dover Corp.	905
4,739	Flowserve Corp.	259
7,849	Fortive Corp.	661
2,501	Gardner Denver Holdings, Inc. (a)	71
1,544	Gates Industrial Corp. PLC (a)	30
470	Graco, Inc.	22
375	IDEX Corp.	56
12,784	Illinois Tool Works, Inc.	1,804
12,621	Ingersoll-Rand PLC	1,292

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
4,848	ITT, Inc.	$297
1,446	Lincoln Electric Holdings, Inc.	135
1,423	Nordson, Inc.	198
4,124	Oshkosh Corp.	294
19,166	PACCAR, Inc.	1,307
3,938	Parker Hannifin Corp.	724
5,801	Pentair PLC	251
3,164	Snap-on, Inc.	581
5,510	Stanley Black & Decker, Inc.	807
3,861	Terex Corp.	154
1,946	The Middleby Corp. (a)	252
5,428	The Timken Co.	271
298	The Toro Co.	18
8,350	Trinity Industries, Inc.	306
1,196	WABCO Holdings, Inc. (a)	141
2,076	Wabtec Corp.	218
369	Welbilt, Inc. (a)	8
3,155	Xylem, Inc.	252

		16,640

	Marine — 0.03%
3,514	Kirby Corp. (a)	289

	Media — 1.79%
863	AMC Networks, Inc. (a)	57
12	Cable One, Inc.	11
937	CBS Corp., Class – B	54
2,282	Charter Communications, Inc., Class – A (a)	744
291,607	Comcast Corp., Class – A	10,326
5,515	Discovery Communications, Inc., Class – A (a)	176
12,138	Discovery Communications, Inc., Class – C (a)	359
12,025	Dish Network Corp. (a)	430
5,249	GCI Liberty, Inc., Class – A (a)	268
3,652	John Wiley & Sons, Inc., Class – A	221
1,352	Liberty Broadband, Class – A (a)	114
5,483	Liberty Broadband, Class – C (a)	462
4,474	Liberty SiriusXM Group, Class – A (a)	194
6,150	Liberty SiriusXM Group, Class – C (a)	267
4,608	News Corp., Inc.	63
20,303	News Corp., Inc., Class – A	268
13,853	Omnicom Group, Inc.	942
3,655	Sirius XM Holdings, Inc.	23
94,148	The Interpublic Group of Companies, Inc.	2,153
5,271	Tribune Media Co., Class – A	203

		17,335

	Metals & Mining — 0.55%
6,745	Alcoa Corp. (a)	272
77,952	Freeport-McMoRan Copper & Gold, Inc.	1,085
28,412	Newmont Mining Corp.	858
24,914	Nucor Corp.	1,582
6,173	Reliance Steel & Aluminum Co.	526
1,463	Royal Gold, Inc.	113
2,320	Southern Copper Corp.	100
11,075	Steel Dynamics, Inc.	500
9,501	United States Steel Corp.	290

		5,326

	Mortgage Real Estate Investment Trusts — 0.25%
24,126	AGNC Investment Corp.	449
65,451	Annaly Capital Management, Inc.	670
9,848	Chimera Investment Corp.	179

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts (continued)
33,642	MFA Financial, Inc.	$247
11,984	New Residential Investment Corp.	214
20,509	Starwood Property Trust, Inc.	441
18,279	Two Harbors Investment Corp.	273

		2,473

	Multiline Retail — 0.63%
782	Dollar General Corp.	85
7,026	Dollar Tree, Inc. (a)	573
14,775	Kohl’s Corp.	1,101
28,293	Macy’s, Inc.	983
3,256	Nordstrom, Inc.	195
35,772	Target Corp.	3,156

		6,093

	Multi-Utilities — 1.19%
10,310	Ameren Corp.	652
23,944	CenterPoint Energy, Inc.	662
12,274	CMS Energy Corp.	601
16,213	Consolidated Edison, Inc.	1,235
34,574	Dominion Resources, Inc.	2,430
9,191	DTE Energy Co.	1,003
10,554	MDU Resources Group, Inc.	271
16,152	NiSource, Inc.	403
25,728	Public Service Enterprise Group, Inc.	1,358
5,012	SCANA Corp.	195
12,180	Sempra Energy	1,385
2,987	Vectren Corp.	214
16,331	WEC Energy Group, Inc.	1,090

		11,499

	Oil, Gas & Consumable Fuels — 7.93%
12,784	Anadarko Petroleum Corp.	862
5,143	Andeavor	789
9,256	Antero Resources Corp. (a)	164
30,196	Apache Corp.	1,439
14,511	Cabot Oil & Gas Corp.	327
9,829	Centennial Resource Development, Inc. (a)	215
2,797	Cheniere Energy, Inc. (a)	194
32,134	Chesapeake Energy Corp. (a)	144
107,019	Chevron Corp.	13,087
2,952	Cimarex Energy Co.	274
7,734	CNX Resources Corp. (a)	111
10,163	Concho Resources, Inc. (a)	1,552
61,747	ConocoPhillips	4,779
3,559	Continental Resources, Inc. (a)	243
18,692	Devon Energy Corp.	747
4,718	Diamondback Energy, Inc.	638
4,991	Energen Corp. (a)	430
18,749	EOG Resources, Inc.	2,392
15,251	EQT Corp.	675
4,014	Extraction Oil & Gas, Inc. (a)	45
208,844	Exxon Mobil Corp.	17,757
9,639	Hess Corp.	690
9,152	HollyFrontier Corp.	640
155,132	Kinder Morgan, Inc.	2,750
11,961	Kosmos Energy Ltd. (a)	112
48,129	Marathon Oil Corp.	1,120
39,544	Marathon Petroleum Corp.	3,162
13,482	Murphy Oil Corp.	449
4,472	Newfield Exploration Co. (a)	129
27,143	Noble Energy, Inc.	847
47,705	Occidental Petroleum Corp.	3,920
29,122	ONEOK, Inc.	1,974

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
8,761	Parsley Energy, Inc., Class – A (a)	$256
8,660	PBF Energy, Inc., Class – A	432
36,764	Phillips 66	4,144
6,501	Pioneer Natural Resources Co.	1,132
13,865	QEP Resources, Inc. (a)	157
7,646	Range Resources Corp.	130
6,261	SM Energy Co.	197
13,189	Targa Resources Corp.	743
94,408	The Williams Companies, Inc.	2,567
37,201	Valero Energy Corp.	4,232
3,222	Whiting Petroleum Corp. (a)	171
14,247	WPX Energy, Inc. (a)	287

		77,105

	Paper & Forest Products — 0.03%
4,774	Domtar Corp.	249

	Personal Products — 0.16%
37,654	Coty, Inc., Class – A	473
5,058	Herbalife Ltd. (a)	276
2,280	Nu Skin Enterprises, Inc., Class – A	188
4,135	The Estee Lauder Companies, Inc., Class – A	601

		1,538

	Pharmaceuticals — 5.51%
12,199	Allergan PLC	2,324
93,705	Bristol-Myers Squibb Co.	5,817
6,459	Catalent, Inc. (a)	294
36,636	Eli Lilly & Co.	3,931
1,293	Jazz Pharmaceuticals PLC (a)	217
113,065	Johnson & Johnson	15,623
137,255	Merck & Co., Inc.	9,737
27,186	Mylan N.V. (a)	995
444	Nektar Therapeutics (a)	27
6,806	Perrigo Co. PLC	482
314,390	Pfizer, Inc.	13,855
1,405	Zoetis, Inc.	129

		53,431

	Professional Services — 0.36%
102	CoStar Group, Inc. (a)	43
3,183	Equifax, Inc.	416
13,844	IHS Markit Ltd. (a)	747
5,559	ManpowerGroup, Inc.	478
41,647	Nielsen Holdings PLC	1,151
1,866	Robert Half International, Inc.	131
805	The Dun & Bradstreet Corp.	115
523	Transunion Holding Company, Inc.	38
2,460	Versik Analytics, Inc., Class – A (a)	297

		3,416

	Real Estate Management & Development — 0.10%
9,380	CBRE Group, Inc., Class – A (a)	413
1,303	Howard Hughes Corp. (a)	162
2,063	Jones Lang LaSalle, Inc.	298
5,742	Realogy Holdings Corp.	119

		992

	Road & Rail — 1.01%
246	AMERCO, Inc.	88
17,155	CSX Corp.	1,270
3,216	Genesee & Wyoming, Inc., Class – A (a)	293
247	Hunt (JB) Transportation Services, Inc.	29

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail (continued)
3,681	Kansas City Southern	$417
4,339	Knight-Swift Transportation Holdings, Inc.	150
119	Landstar System, Inc.	15
16,883	Norfolk Southern Corp.	3,047
187	Old Dominion Freight Line, Inc.	30
6,374	Ryder System, Inc.	466
1,358	Schneider National, Inc.	34
24,389	Union Pacific Corp.	3,971

		9,810

	Semiconductors & Semiconductor Equipment — 3.90%
2,640	Advanced Micro Devices, Inc. (a)	82
11,410	Analog Devices, Inc.	1,055
2,986	Applied Materials, Inc.	115
22,751	Broadcom, Inc.	5,613
14,948	Cypress Semiconductor Corp.	217
3,964	First Solar, Inc. (a)	192
253,817	Intel Corp.	12,003
6,091	KLA-Tencor Corp.	620
8,845	Lam Research Corp.	1,342
21,416	Marvell Technology Group Ltd.	413
8,471	Maxim Integrated Products, Inc.	478
654	Microchip Technology, Inc.	52
26,067	Micron Technology, Inc. (a)	1,179
808	MKS Instruments, Inc.	65
116	Monolithic Power Systems, Inc.	15
1,681	NVIDIA Corp.	472
16,187	NXP Semiconductors N.V.	1,384
6,420	ON Semiconductor Corp. (a)	118
4,383	Qorvo, Inc. (a)	337
110,219	Qualcomm, Inc.	7,939
4,415	Skyworks Solutions, Inc.	400
8,422	Teradyne, Inc.	311
31,617	Texas Instruments, Inc.	3,392
121	Universal Display Corp.	14
309	Versum Materials, Inc.	11
724	Xilinx, Inc.	58

		37,877

	Software — 1.51%
153	2U, Inc. (a)	12
1,420	Adobe Systems, Inc. (a)	383
237	ANSYS, Inc. (a)	44
322	Aspen Technology, Inc. (a)	37
261	Atlassian Corp. PLC, Class – A (a)	25
1,812	Autodesk, Inc. (a)	283
11,284	CA, Inc.	498
793	Cadence Design Systems, Inc. (a)	36
374	CDK Global, Inc.	23
67	Ceridian HCM Holding, Inc. (a)	3
384	Citrix Systems, Inc. (a)	43
9,093	Dell Technologies, Inc., Class – V (a)	883
94	Docusign, Inc. (a)	5
83	Fair Isaac Corp. (a)	19
3,124	FireEye, Inc. (a)	53
395	Fortinet, Inc. (a)	36
227	Guidewire Software, Inc. (a)	23
705	Intuit, Inc.	160
1,943	LogMeln, Inc.	173
188	Manhattan Associates, Inc. (a)	10
35,264	Microsoft Corp.	4,034
10,552	Nuance Communications, Inc. (a)	183
302	Nutanix, Inc., Class – A (a)	13
110,024	Oracle Corp.	5,674

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
141	Paycom Software, Inc. (a)	$22
107	Pegasystems, Inc.	7
66	Pluralsight, Inc., Class – A (a)	2
143	Proofpoint, Inc. (a)	15
344	PTC, Inc. (a)	37
199	RealPage, Inc. (a)	13
516	Red Hat, Inc. (a)	70
189	RingCentral, Inc., Class – A (a)	18
2,030	Salesforce.com, Inc. (a)	323
508	ServiceNow, Inc. (a)	99
412	Splunk, Inc. (a)	50
1,115	SS&C Technologies Holdings, Inc.	63
21,958	Symantec Corp.	467
4,867	Synopsys, Inc. (a)	480
208	Tableau Software, Inc., Class – A (a)	23
85	The Ultimate Software Group, Inc. (a)	27
107	Tyler Technologies, Inc. (a)	26
1,073	VMware, Inc., Class – A (a)	167
413	Workday, Inc., Class – A (a)	60
292	Zendesk, Inc. (a)	21

		14,643

	Specialty Retail — 1.02%
3,547	Advance Auto Parts, Inc.	597
2,002	AutoNation, Inc. (a)	83
191	AutoZone, Inc. (a)	148
13,825	Best Buy Co., Inc.	1,096
206	Burlington Stores, Inc. (a)	34
2,669	CarMax, Inc. (a)	199
6,842	Dick’s Sporting Goods, Inc.	243
164	Floor & Decor Holdings, Inc., Class – A (a)	5
11,812	Foot Locker, Inc.	602
19,637	Gap, Inc.	567
13,582	L Brands, Inc.	412
2,380	Lowe’s Companies, Inc.	273
3,242	Michaels Companies, Inc. The (a)	53
228	O’Reilly Automotive, Inc. (a)	79
2,776	Penske Automotive Group, Inc.	132
1,075	Ross Stores, Inc.	107
19,206	The Home Depot, Inc.	3,978
1,811	The TJX Cos., Inc.	203
3,755	Tiffany & Co.	484
347	Tractor Supply Co.	32
163	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	46
1,987	Urban Outfitters, Inc. (a)	81
6,845	Williams-Sonoma, Inc.	450

		9,904

	Technology Hardware, Storage & Peripherals — 1.21%
19,474	Apple, Inc.	4,396
124,059	Hewlett Packard Enterprise Co.	2,023
133,088	HP, Inc.	3,430
983	NCR Corp. (a)	28
763	NetApp, Inc.	66
467	Pure Storage, Inc., Class – A (a)	12
19,905	Western Digital Corp.	1,165
23,346	Xerox Corp.	630

		11,750

	Textiles, Apparel & Luxury Goods — 0.42%
131	Carter’s, Inc.	13
913	Columbia Sportswear Co.	85
12,818	Hanesbrands, Inc.	236
279	Lululemon Athletica, Inc. (a)	45

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
5,532	Michael Kors Holdings Ltd. (a)	$379
3,612	NIKE, Inc., Class – B	306
2,752	PVH Corp.	397
3,009	Ralph Lauren Corp.	414
2,715	Skechers USA, Inc., Class – A (a)	76
15,925	Tapestry, Inc.	801
2,032	Under Armour, Inc., Class – A (a)	43
2,075	Under Armour, Inc., Class – C (a)	40
13,107	V.F. Corp.	1,225

		4,060

	Thrifts & Mortgage Finance — 0.05%
40,306	New York Community Bancorp, Inc.	418
2,003	TFS Financial Corp.	30

		448

	Tobacco — 1.42%
79,419	Altria Group, Inc.	4,790
110,407	Philip Morris International, Inc.	9,002

		13,792

	Trading Companies & Distributors — 0.26%
5,237	Air Lease Corp.	240
14,214	Fastenal Co.	824
8,824	HD Supply Holdings, Inc. (a)	377
3,856	MSC Industrial Direct Co., Inc., Class – A	340
237	United Rentals, Inc. (a)	39
3,347	Univar, Inc. (a)	103
129	W.W. Grainger, Inc.	46
2,026	Watsco, Inc.	361
2,679	WESCO International, Inc. (a)	165

		2,495

	Transportation Infrastructure — 0.03%
6,133	Macquarie Infrastructure Corp.	283

	Water Utilities — 0.10%
7,770	American Water Works Co., Inc.	684
7,871	Aqua America, Inc.	290

		974

	Wireless Telecommunication Services — 0.14%
38,379	Sprint Nextel Corp. (a)	251
8,608	Telephone & Data Systems, Inc.	262
11,769	T-Mobile USA, Inc. (a)	826
859	U.S. Cellular Corp. (a)	38

		1,377

	Total Common Stocks	924,883

Principal Amount (000)
	U.S. Treasury Obligation — 0.01%
$135	U.S. Treasury Bill, 2.10%, 12/6/18(b)(c)	134

	Total U.S. Treasury Obligation	134

Shares	Security Description	Value (000)
	Mutual Funds — 4.38%
1,004,806	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91%(d)	$1,005
41,486,981	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.95%(d)	41,487

	Total Mutual Funds	42,492

	Total Investments (cost $840,799) — 99.71%	967,509
	Other assets in excess of liabilities — 0.29%	2,816

	Net Assets—100.00%	$970,325

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on September 30, 2018.

REIT—Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) —September 30, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Institutional Value Equity Portfolio	Cadence Capital Management, LLC	BNY Mellon Asset Management North America Corporation*	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	40.41%	54.91%	—	—	95.32%
U.S. Treasury Obligation	—	0.01%	—	—	0.01%
Mutual Funds	0.19%	0.18%	2.23%	1.78%	4.38%
Other Assets (Liabilities)	0.08%	0.05%	0.16%	0.00%	0.29%

Total Net Assets	40.68%	55.15%	2.39%	1.78%	100.00%

*	Formerly Mellon Capital Management Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	141	12/21/18	$20,579	$59
E-Mini S&P Midcap 400 Future	56	12/21/18	11,341	(160)

			$31,920	$(101)

		Total Unrealized Appreciation		$59
		Total Unrealized Depreciation		(160)

		Total Net Unrealized Appreciation/(Depreciation)		$(101)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.09%
	Aerospace & Defense — 3.32%
890	BWX Technologies, Inc.	$56
7,077	General Dynamics Corp.	1,449
3,040	Harris Corp.	514
391	HEICO Corp.	36
728	HEICO Corp., Class – A	55
605	Hexcel Corp.	41
360	Huntington Ingalls Industries, Inc.	92
1,815	L3 Technologies, Inc.	386
14,223	Lockheed Martin Corp.	4,921
1,554	Northrop Grumman Corp.	493
7,780	Raytheon Co.	1,608
4,513	Rockwell Collins, Inc.	634
64,105	Safran SA, ADR	2,239
36,580	The Boeing Co.	13,603
475	TransDigm Group, Inc. (a)	177
18,443	United Technologies Corp.	2,579

		28,883

	Air Freight & Logistics — 0.34%
4,998	C.H. Robinson Worldwide, Inc.	489
5,417	Expeditors International of Washington, Inc.	398
2,387	FedEx Corp.	575
13,104	XPO Logistics, Inc. (a)	1,497

		2,959

	Airlines — 0.04%
5,393	Southwest Airlines Co.	336
13	Spirit Airlines, Inc. (a)	1

		337

	Auto Components — 0.01%
829	Aptiv PLC	70
333	Visteon Corp. (a)	31

		101

	Automobiles — 0.41%
13,426	Tesla Motors, Inc.^ (a)	3,555

	Banks — 0.86%
6,965	Citizens Financial Group, Inc.	269
1,296	Cullen/Frost Bankers, Inc.	135
80	East West Bancorp, Inc.	5
4,266	First Republic Bank	410
34,054	JPMorgan Chase & Co.	3,843
10,863	PNC Financial Services Group, Inc.	1,479
4,190	SVB Financial Group (a)	1,302
522	Western Alliance Bancorp (a)	30

		7,473

	Beverages — 1.65%
510	Brown-Forman Corp., Class – A	26
11,192	Brown-Forman Corp., Class – B	566
9,535	Constellation Brands, Inc., Class – A	2,056
4,201	Keurig Dr Pepper, Inc.	97
45,053	Monster Beverage Corp. (a)	2,626
35,101	PepsiCo, Inc.	3,924
109,301	The Coca-Cola Co.	5,049

		14,344

	Biotechnology — 3.18%
57,254	AbbVie, Inc.	5,415
435	Agios Pharmaceuticals, Inc. (a)	34

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
22,717	Alexion Pharmaceuticals, Inc. (a)	$3,158
28,320	Amgen, Inc.	5,870
274	Biogen Idec, Inc. (a)	97
23,810	BioMarin Pharmaceutical, Inc. (a)	2,309
1,991	Bluebird Bio, Inc. (a)	291
10,385	Celgene Corp. (a)	929
15,775	Gilead Sciences, Inc.	1,218
7,181	Intercept Pharmaceuticals, Inc. (a)	907
10,660	Ionis Pharmaceuticals, Inc. (a)	550
14,521	Neurocrine Biosciences, Inc. (a)	1,785
2,019	Regeneron Pharmaceuticals, Inc. (a)	816
2,355	Sarepta Therapeutics, Inc. (a)	380
1,014	Seattle Genetics, Inc. (a)	78
17,471	Tesaro, Inc. (a)	682
16,807	Vertex Pharmaceuticals, Inc. (a)	3,239

		27,758

	Building Products — 0.17%
1,367	A.O. Smith Corp.	73
906	Allegion PLC	82
404	Armstrong World Industries, Inc. (a)	28
5,752	Lennox International, Inc.	1,256
2,011	Masco Corp.	74

		1,513

	Capital Markets — 2.08%
1,907	Ameriprise Financial, Inc.	282
2,839	CBOE Holdings, Inc.	272
7,026	CME Group, Inc.	1,196
11,222	Evercore Partners, Inc., Class – A	1,128
1,367	FactSet Research Systems, Inc.	306
2,181	Federated Investors, Inc., Class – B	53
8,672	Franklin Resources, Inc.	264
10,174	Goldman Sachs Group, Inc.	2,281
2,695	IntercontinentalExchange Group, Inc.	202
18,888	LPL Financial Holdings, Inc.	1,218
349	MarketAxess Holdings, Inc.	62
1,603	Moody’s Corp.	268
36,187	Morgan Stanley	1,685
437	Morningstar, Inc.	55
7,646	MSCI, Inc. Common	1,356
20,496	S&P Global, Inc.	4,006
4,341	SEI Investments Co.	265
7,146	T. Rowe Price Group, Inc.	780
8,175	TD Ameritrade Holding Corp.	432
38,000	The Charles Schwab Corp.	1,868
6,545	Virtu Financial, Inc., Class – A	134
196	Waddell & Reed Financial, Inc., Class – A	4

		18,117

	Chemicals — 1.60%
4,711	Air Products & Chemicals, Inc.	787
19,830	Albemarle Corp.	1,978
8,949	DowDuPont, Inc.	576
50,509	Ecolab, Inc.	7,918
999	FMC Corp.	87
1,804	International Flavors & Fragrances, Inc.	251
1,388	LyondellBasell Industries N.V., Class – A	142
7,688	Praxair, Inc.	1,236
1,970	The Sherwin-Williams Co.	897

		13,872

	Commercial Services & Supplies — 0.22%
2,916	Cintas Corp.	576

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies (continued)
7,249	Copart, Inc. (a)	$374
1,301	KAR Auction Services, Inc.	78
3,142	Rollins, Inc.	191
16	Stericycle, Inc. (a)	1
4,138	Waste Connections, Inc.	330
3,522	Waste Management, Inc.	318

		1,868

	Communications Equipment — 0.74%
1,302	Arista Networks, Inc. (a)	346
114,521	Cisco Systems, Inc.	5,571
2,050	F5 Networks, Inc. (a)	409
153	Motorola Solutions, Inc.	20
377	Palo Alto Networks, Inc. (a)	85

		6,431

	Construction & Engineering — 0.05%
3,284	Fluor Corp.	191
2,980	Jacobs Engineering Group, Inc.	228
374	Quanta Services, Inc. (a)	12

		431

	Consumer Finance — 0.41%
2,953	Capital One Financial Corp.	280
95	Credit Acceptance Corp. (a)	42
18,155	Discover Financial Services	1,388
58,624	Synchrony Financial	1,822

		3,532

	Containers & Packaging — 0.05%
1,442	AptarGroup, Inc.	155
747	Avery Dennison Corp.	81
841	Packaging Corporation of America	92
2,340	Sonoco Products Co.	130

		458

	Distributors — 0.07%
3,338	Genuine Parts Co.	332
6,856	LKQ Corp. (a)	217
381	Pool Corp.	64

		613

	Diversified Consumer Services — 0.02%
516	Bright Horizons Family Solutions, Inc. (a)	61
1,727	Service Corporation International	76
1,276	ServiceMaster Global Holdings, Inc. (a)	79

		216

	Diversified Financial Services — 0.00%
99	Voya Financial, Inc.	5

	Diversified Telecommunication Services — 0.36%
58,986	Verizon Communications, Inc.	3,149

	Electrical Equipment — 0.40%
5,761	AMETEK, Inc.	456
33,976	Emerson Electric Co.	2,602
1,361	Hubbell, Inc.	182
1,239	Rockwell Automation, Inc.	232
788	Sensata Technologies Holding PLC (a)	39

		3,511

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components — 0.21%
9,762	Amphenol Corp., Class – A	$919
1,465	CDW Corporation of Delaware	130
1,578	Cognex Corp.	88
1,145	Dolby Laboratories, Inc., Class – A	80
3,997	FLIR Systems, Inc.	246
340	IPG Photonics Corp. (a)	53
3,443	National Instruments Corp.	166
1,884	Trimble Navigation Ltd. (a)	82
493	Zebra Technologies Corp., Class – A (a)	87

		1,851

	Energy Equipment & Services — 0.33%
1,810	Apergy Corp. (a)	79
3	Dril-Quip, Inc.(a)	—
797	Franks International N.V. (a)	7
2,302	Helmerich & Payne, Inc.	158
8,769	National Oilwell Varco, Inc.	378
21	Oceaneering International, Inc. (a)	1
33,686	Schlumberger Ltd.	2,052
5,451	TechnipFMC PLC	170

		2,845

	Entertainment — 1.73%
47,317	Activision Blizzard, Inc.	3,936
2,791	Electronic Arts, Inc. (a)	336
1,253	Live Nation Entertainment, Inc. (a)	68
28,181	Netflix, Inc. (a)	10,544
963	Take-Two Interactive Software, Inc. (a)	133
546	Twenty-First Century Fox, Inc.	25
199	Twenty-First Century Fox, Inc., Class – B	9

		15,051

	Equity Real Estate Investment Trusts — 0.88%
529	American Tower Corp.	77
240	CoreCivic, Inc.	6
16,745	Equinix, Inc.	7,248
804	Equity Lifestyle Properties, Inc.	78
11,741	Outfront Media, Inc.	234

		7,643

	Food & Staples Retailing — 1.73%
32,325	Costco Wholesale Corp.	7,591
59	Sprouts Farmers Market, Inc. (a)	2
25,868	Sysco Corp.	1,895
4,764	The Kroger Co.	139
25,444	US Foods Holding Corp. (a)	784
19,095	Walgreens Boots Alliance, Inc.	1,392
35,210	Wal-Mart Stores, Inc.	3,307

		15,110

	Food Products — 0.86%
4,053	Flowers Foods, Inc.	76
3,185	Hershey Co.	325
5,879	Hormel Foods Corp.	232
413	Lamb Weston Holding, Inc.	28
3,452	McCormick & Company, Inc.	455
142,800	Mondelez International, Inc., Class – A	6,134
2,626	The J.M. Smucker Co.	269

		7,519

	Health Care Equipment & Supplies — 3.43%
38,475	Abbott Laboratories	2,823
398	Abiomed, Inc. (a)	179

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
771	Align Technology, Inc. (a)	$302
12,449	Baxter International, Inc.	960
41,559	Becton, Dickinson & Co.	10,846
13,310	Boston Scientific Corp. (a)	512
13,188	Danaher Corp.	1,433
3,483	Dentsply Sirona, Inc.	131
813	Dexcom, Inc. (a)	116
5,691	Edwards Lifesciences Corp. (a)	991
584	Hill-Rom Holdings, Inc.	55
5,546	IDEXX Laboratories, Inc. (a)	1,385
6,284	Intuitive Surgical, Inc. (a)	3,607
31,656	Medtronic PLC	3,114
4,468	ResMed, Inc.	515
10,696	Stryker Corp.	1,900
85	Teleflex, Inc.	23
332	The Cooper Companies, Inc.	92
928	Varex Imaging Corp. (a)	27
3,090	Varian Medical Systems, Inc. (a)	346
3,764	Zimmer Holdings, Inc.	495

		29,852

	Health Care Providers & Services — 3.89%
8,761	Aetna, Inc.	1,777
5,869	Anthem, Inc.	1,608
209	Centene Corp. (a)	30
782	CIGNA Corp.	163
25,203	CVS Caremark Corp.	1,985
15,338	Express Scripts Holding Co. (a)	1,457
10,019	HCA Holdings, Inc.	1,394
3,696	Henry Schein, Inc. (a)	314
1,265	Humana, Inc.	428
2,199	Laboratory Corporation of America Holdings (a)	382
5,172	McKesson Corp.	686
2,141	MEDNAX, Inc. (a)	100
1,972	Patterson Companies, Inc.	48
3,152	Quest Diagnostics, Inc.	340
85,736	UnitedHealth Group, Inc.	22,810
2,021	Universal Health Services, Inc., Class – B	258
389	WellCare Health Plans, Inc. (a)	125

		33,905

	Health Care Technology — 0.42%
52,143	Cerner Corp. (a)	3,358
2,789	Veeva Systems, Inc. (a)	304

		3,662

	Hotels, Restaurants & Leisure — 2.46%
3,805	Chipotle Mexican Grill, Inc. (a)	1,729
1,137	Choice Hotels International, Inc.	95
419	Domino’s Pizza, Inc.	124
874	Dunkin’ Brands Group, Inc.	64
1,069	Extended Stay America, Inc.	22
963	Hilton Worldwide Holdings, Inc.	78
33,350	Marriott International, Inc., Class – A	4,402
34,943	McDonald’s Corp.	5,845
15,120	Six Flags Entertainment Corp.	1,056
115,282	Starbucks Corp.	6,552
1,730	The Wendy’s Co.	30
352	Vail Resorts, Inc.	97
992	Wyndham Worldwide Corp.	43
495	Wynn Resorts Ltd.	63
8,853	Yum China Holdings, Inc.	311

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
9,831	YUM! Brands, Inc.	$894

		21,405

	Household Durables — 0.02%
2,780	Garmin Ltd.	195

	Household Products — 0.91%
5,786	Church & Dwight Co., Inc.	344
19,900	Colgate-Palmolive Co.	1,332
17,557	Energizer Holdings, Inc.	1,030
8,022	Kimberly-Clark Corp.	912
2,876	The Clorox Co.	433
46,280	The Procter & Gamble Co.	3,851

		7,902

	Independent Power and Renewable Electricity Producers — 0.00%
541	NRG Energy, Inc., Class – C	20

	Industrial Conglomerates — 0.93%
29,780	3M Co.	6,274
1,518	Carlisle Companies, Inc.	185
4,278	Honeywell International, Inc.	712
3,172	Roper Industries, Inc.	940

		8,111

	Insurance — 0.55%
978	Allstate Corp.	97
8,691	Aon PLC	1,337
1,196	Arthur J. Gallagher & Co.	89
10,254	Assurant, Inc.	1,107
5,427	Brown & Brown, Inc.	160
171	Erie Indemnity Co., Class – A	22
16,837	Marsh & McLennan Companies, Inc.	1,392
5,631	The Progressive Corp.	400
2,812	Torchmark Corp.	244

		4,848

	Interactive Media & Services — 6.87%
13,135	Alphabet, Inc., Class – A (a)	15,855
17,075	Alphabet, Inc., Class – C (a)	20,378
106,943	Facebook, Inc., Class – A (a)	17,588
646	Interactive Corp. (a)	140
344	Match Group, Inc. (a)	20
142,231	Tencent Holdings Ltd., ADR	5,809
2,700	TripAdvisor, Inc. (a)	138

		59,928

	Internet & Direct Marketing Retail — 5.91%
41,186	Alibaba Group Holding Ltd., ADR (a)	6,786
17,449	Amazon.com, Inc. (a)	34,951
4,740	Booking Holdings, Inc. (a)	9,404
15,500	Farfetch Ltd., Class – A (a)	422

		51,563

	IT Services — 10.41%
14,390	Accenture PLC, Class – A	2,449
8,492	Alliance Data Systems Corp.	2,005
3,439	Amdocs Ltd.	227
78,623	Automatic Data Processing, Inc.	11,845
1,138	Black Knight, Inc. (a)	59
1,297	Booz Allen Hamilton Holding Corp.	64
3,818	Broadridge Financial Solutions, Inc.	504
14,439	Cognizant Technology Solutions Corp.	1,114

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
11,026	DXC Technology Co.	$1,031
1,807	Fidelity National Information Services, Inc.	197
4,581	First Data Corp. (a)	112
4,092	Fiserv, Inc. (a)	337
51,207	FleetCor Technologies, Inc. (a)	11,667
1,448	Genpact Ltd.	44
4,410	Global Payments, Inc.	562
1,209	GoDaddy, Inc., Class – A (a)	101
20,489	International Business Machines Corp.	3,098
2,410	Jack Henry & Associates, Inc.	386
70,931	MasterCard, Inc., Class – A	15,790
8,370	Paychex, Inc.	616
73,309	PayPal Holdings, Inc. (a)	6,439
3,292	Perspecta, Inc.	85
17,566	Square, Inc., Class – A (a)	1,739
3,166	Teradata Corp. (a)	119
5,376	Total System Services, Inc.	531
854	VeriSign, Inc. (a)	137
192,631	Visa, Inc., Class – A	28,912
11,469	Western Union Co.	219
304	WEX, Inc. (a)	61
2,790	Worldpay, Inc., Class – A (a)	283

		90,733

	Leisure Products — 0.02%
1,600	Polaris Industries, Inc.	162

	Life Sciences Tools & Services — 1.26%
754	Agilent Technologies, Inc.	53
1,242	Bio-Techne Corp.	254
440	Bruker Biosciences Corp.	15
447	Charles River Laboratories International, Inc. (a)	60
18,797	Illumina, Inc. (a)	6,899
817	IQVIA Holdings, Inc. (a)	106
851	Mettler-Toledo International, Inc. (a)	518
239	PerkinElmer, Inc.	23
10,549	Thermo Electron Corp.	2,575
2,527	Waters Corp. (a)	492

		10,995

	Machinery — 1.70%
24,767	Allison Transmission Holdings, Inc.	1,288
24,416	Caterpillar, Inc.	3,724
1,142	Crane Co.	112
16,186	Deere & Co.	2,433
3,214	Donaldson Company, Inc.	187
3,772	Dover Corp.	334
9,271	Fortive Corp.	781
711	Gardner Denver Holdings, Inc. (a)	20
1,569	Graco, Inc.	73
2,412	IDEX Corp.	363
9,305	Illinois Tool Works, Inc.	1,313
1,218	Ingersoll-Rand PLC	125
5,969	Lincoln Electric Holdings, Inc.	558
546	Nordson, Inc.	76
12,497	Parker Hannifin Corp.	2,299
1,297	Snap-on, Inc.	238
153	Stanley Black & Decker, Inc.	22
1,354	The Middleby Corp. (a)	175
1,001	The Toro Co.	60
491	WABCO Holdings, Inc. (a)	58
2,285	Wabtec Corp.	240

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
4,884	Xylem, Inc.	$390

		14,869

	Marine — 0.01%
1,306	Kirby Corp. (a)	107

	Media — 0.06%
2,256	Discovery Communications, Inc., Class – C(a)	67
1,079	John Wiley & Sons, Inc., Class – A	65
5,405	Omnicom Group, Inc.	368

		500

	Metals & Mining — 0.00%
369	Steel Dynamics, Inc.	17

	Multiline Retail — 0.32%
7,431	Dollar General Corp.	812
5,083	Dollar Tree, Inc. (a)	415
4,224	Kohl’s Corp.	315
14,181	Target Corp.	1,251

		2,793

	Oil, Gas & Consumable Fuels — 1.51%
1,313	Cheniere Energy, Inc. (a)	91
40,811	Chevron Corp.	4,991
7,426	Concho Resources, Inc. (a)	1,134
8,580	EOG Resources, Inc.	1,095
45,768	Exxon Mobil Corp.	3,891
13,028	ONEOK, Inc.	883
1,534	Parsley Energy, Inc., Class – A (a)	45
38,659	The Williams Companies, Inc.	1,051

		13,181

	Personal Products — 0.64%
1,486	Herbalife Ltd. (a)	81
14,330	Nu Skin Enterprises, Inc., Class – A	1,181
29,373	The Estee Lauder Companies, Inc., Class – A	4,269

		5,531

	Pharmaceuticals — 2.87%
95,534	AstraZeneca PLC, ADR	3,780
50,064	Bristol-Myers Squibb Co.	3,108
21,830	Eli Lilly & Co.	2,343
35,211	Johnson & Johnson	4,865
62,551	Merck & Co., Inc.	4,437
128,085	Novo Nordisk A/S, Class – B, ADR	6,038
4,788	Zoetis, Inc.	438

		25,009

	Professional Services — 0.27%
331	CoStar Group, Inc. (a)	139
2,649	Equifax, Inc.	346
7,760	IHS Markit Ltd. (a)	419
4,354	Robert Half International, Inc.	306
2,957	The Dun & Bradstreet Corp.	421
1,724	Transunion Holding Company, Inc.	127
5,235	Versik Analytics, Inc., Class – A (a)	632

		2,390

	Real Estate Management & Development — 0.01%
1,272	CBRE Group, Inc., Class – A (a)	56

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail — 1.92%
60,008	CSX Corp.	$4,444
64,979	Hunt (JB) Transportation Services, Inc.	7,728
1,418	Landstar System, Inc.	173
375	Old Dominion Freight Line, Inc.	60
26,399	Union Pacific Corp.	4,299

		16,704

	Semiconductors & Semiconductor Equipment — 3.68%
96,872	Advanced Micro Devices, Inc. (a)	2,992
11,705	Analog Devices, Inc.	1,082
7,056	Applied Materials, Inc.	273
13,872	Broadcom, Inc.	3,423
106,173	Intel Corp.	5,021
1,846	KLA-Tencor Corp.	188
11,691	Lam Research Corp.	1,774
2,737	Maxim Integrated Products, Inc.	154
2,084	Microchip Technology, Inc.	164
7,984	Micron Technology, Inc. (a)	361
44,757	NVIDIA Corp.	12,578
3,857	ON Semiconductor Corp. (a)	71
635	Qorvo, Inc. (a)	49
33,865	Qualcomm, Inc.	2,439
1,575	Skyworks Solutions, Inc.	143
1,814	Teradyne, Inc.	67
9,632	Texas Instruments, Inc.	1,033
2,649	Versum Materials, Inc.	95
2,267	Xilinx, Inc.	182

		32,089

	Software — 12.59%
29,480	Adobe Systems, Inc. (a)	7,958
2,820	ANSYS, Inc. (a)	526
908	Atlassian Corp. PLC, Class – A (a)	87
73,136	Autodesk, Inc. (a)	11,417
4,368	Citrix Systems, Inc. (a)	486
1,982	Dell Technologies, Inc., Class – V (a)	192
1,303	Fortinet, Inc. (a)	120
6,524	Intuit, Inc.	1,484
646	LogMeln, Inc.	58
343,976	Microsoft Corp.	39,340
71,293	Oracle Corp.	3,676
1,114	PTC, Inc. (a)	118
78,227	Red Hat, Inc. (a)	10,661
116,687	Salesforce.com, Inc. (a)	18,556
66,571	SAP AG, ADR	8,188
1,619	ServiceNow, Inc. (a)	317
22,109	Splunk, Inc. (a)	2,673
1,505	SS&C Technologies Holdings, Inc.	86
151	Synopsys, Inc. (a)	15
615	Tableau Software, Inc., Class – A (a)	69
271	The Ultimate Software Group, Inc. (a)	87
327	Tyler Technologies, Inc. (a)	80
2,531	VMware, Inc., Class – A (a)	395
22,414	Workday, Inc., Class – A (a)	3,272

		109,861

	Specialty Retail — 4.60%
1,525	Aaron’s, Inc.	83
1,658	Advance Auto Parts, Inc.	279
672	AutoZone, Inc. (a)	521
44	Bed Bath & Beyond, Inc.	1
6,760	Best Buy Co., Inc.	536
376	Burlington Stores, Inc. (a)	61
2,140	Dick’s Sporting Goods, Inc.	76

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
5,601	Gap, Inc.	$162
77,792	Lowe’s Companies, Inc.	8,932
2,188	O’Reilly Automotive, Inc. (a)	760
10,060	Ross Stores, Inc.	997
34,020	The Home Depot, Inc.	7,047
92,749	The TJX Cos., Inc.	10,391
2,515	Tiffany & Co.	324
1,256	Tractor Supply Co.	114
34,409	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	9,708
2,064	Urban Outfitters, Inc. (a)	84

		40,076

	Technology Hardware, Storage & Peripherals — 5.55%
213,692	Apple, Inc.	48,239
2,245	NetApp, Inc.	193

		48,432

	Textiles, Apparel & Luxury Goods — 2.50%
1,226	Carter’s, Inc.	121
52,221	Kering, ADR	2,794
3,090	Lululemon Athletica, Inc. (a)	502
4,070	Michael Kors Holdings Ltd. (a)	279
197,314	NIKE, Inc., Class – B	16,717
1,411	Ralph Lauren Corp.	194
6,111	Tapestry, Inc.	307
4,215	Under Armour, Inc., Class – A (a)	89
4,244	Under Armour, Inc., Class – C (a)	83
7,566	V.F. Corp.	707

		21,793

	Tobacco — 0.79%
47,057	Altria Group, Inc.	2,838
49,932	Philip Morris International, Inc.	4,071

		6,909

	Trading Companies & Distributors — 0.27%
22,686	Air Lease Corp.	1,041
7,950	Fastenal Co.	461
1,918	HD Supply Holdings, Inc. (a)	82
1,263	MSC Industrial Direct Co., Inc., Class – A	111
24	NOW, Inc. (a)	—
800	United Rentals, Inc. (a)	131
1,373	W.W. Grainger, Inc.	491
286	Watsco, Inc.	51

		2,368

	Total Common Stocks	855,111

	Mutual Funds — 1.80%
1,870,736	Federated Treasury Obligations Fund, Institutional Shares, 1.89%^^(b)	1,871
13,824,717	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.95% (b)	13,825

	Total Mutual Funds	15,696

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.22%
$1,893	Jefferies LLC, 2.25%, 10/1/18 (Purchased on 9/28/18, proceeds at maturity $1,893,537 collateralized by U.S. Treasury Obligations, 1.97% – 3.42%, 11/15/18 – 8/15/47 fair value $1,931,045)^^	$1,893

	Total Repurchase Agreement	1,893

	Total Investments (cost $448,501) — 100.11% 872,700
	Liabilities in excess of other assets — (0.11)% (979)

	Net Assets—100.00%	$871,721

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $3,174 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on September 30, 2018.

ADR—American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Growth Equity Portfolio	Jennison Associates, LLC	BNY Mellon Asset Management North America Corporation*	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	25.35%	24.83%	47.91%	—	98.09%
Mutual Funds	0.21%	0.35%	0.92%	0.32%	1.80%
Repurchase Agreement	0.22%	—	—	—	0.22%
Other Assets (Liabilities)	-0.18%	0.03%	0.04%	0.00%	-0.11%

Total Net Assets	25.60%	25.21%	48.87%	0.32%	100.00%

*	Formerly Mellon Capital Management Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	3	12/21/18	$459	$4
E-Mini S&P 500 Future	3	12/21/18	438	1
E-Mini S&P Midcap 400 Future	1	12/21/18	203	(3)

			$1,100	$2

		Total Unrealized Appreciation		$5
		Total Unrealized Depreciation		(3)

		Total Net Unrealized Appreciation/(Depreciation)		$2

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.15%
	Aerospace & Defense — 3.67%
712	Arconic, Inc.	$16
3,860	BWX Technologies, Inc.	241
194	Curtiss-Wright Corp.	27
15,390	General Dynamics Corp.	3,151
9,419	Harris Corp.	1,594
1,501	HEICO Corp.	139
2,942	HEICO Corp., Class – A	222
786	Hexcel Corp.	53
1,463	Huntington Ingalls Industries, Inc.	375
3,289	L3 Technologies, Inc.	699
19,222	Lockheed Martin Corp.	6,650
6,271	Northrop Grumman Corp.	1,990
22,870	Raytheon Co.	4,726
6,173	Rockwell Collins, Inc.	867
87,635	Safran SA, ADR	3,060
4,439	Spirit Aerosystems Holdings, Inc., Class – A	407
58	Teledyne Technologies, Inc. (a)	14
1,940	Textron, Inc.	139
44,780	The Boeing Co.	16,653
1,885	TransDigm Group, Inc. (a)	702
33,250	United Technologies Corp.	4,649

		46,374

	Air Freight & Logistics — 0.64%
10,975	C.H. Robinson Worldwide, Inc.	1,075
14,151	Expeditors International of Washington, Inc.	1,041
9,596	FedEx Corp.	2,311
26,784	United Parcel Service, Inc., Class – B	3,126
4,830	XPO Logistics, Inc. (a)	551

		8,104

	Airlines — 0.12%
198	Alaska Air Group, Inc.	14
691	American Airlines Group, Inc.	29
51	Copa Holdings SA, Class – A	4
7,139	Delta Air Lines, Inc.	413
520	JetBlue Airways Corp. (a)	10
14,766	Southwest Airlines Co.	922
2,989	Spirit Airlines, Inc. (a)	140
409	United Continental Holdings, Inc. (a)	36

		1,568

	Auto Components — 0.09%
154	Adient PLC	6
8,862	Aptiv PLC	744
344	BorgWarner, Inc.	15
7,370	Gentex Corp.	159
395	Goodyear Tire & Rubber Co.	9
416	Lear Corp.	60
788	Visteon Corp. (a)	73

		1,066

	Automobiles — 0.52%
6,556	Ford Motor Co.	61
2,177	General Motors Co.	73
274	Harley-Davidson, Inc.	12
23,571	Tesla Motors, Inc.^ (a)	6,241
1,649	Thor Industries, Inc.	138

		6,525

	Banks — 0.96%
278	Associated Banc-Corp.	7

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
15,553	Bank of America Corp.	$458
69	Bank of Hawaii Corp.	5
199	Bank OZK	8
171	BankUnited, Inc.	6
1,307	BB&T Corp.	63
43	BOK Financial Corp.	4
209	CIT Group, Inc.	11
4,239	Citigroup, Inc.	304
12,926	Citizens Financial Group, Inc.	499
634	Comerica, Inc.	57
156	Commerce Bancshares, Inc.	10
2,357	Cullen/Frost Bankers, Inc.	246
708	East West Bancorp, Inc.	43
1,128	Fifth Third Bancorp	31
13	First Citizens BancShares, Inc., Class – A	6
174	First Hawaiian, Inc.	5
533	First Horizon National Corp.	9
5,766	First Republic Bank	554
531	FNB Corp.	7
1,802	Huntington Bancshares, Inc.	27
52,104	JPMorgan Chase & Co.	5,879
1,738	KeyCorp	35
239	M&T Bank Corp.	39
206	PacWest Bancorp	10
569	People’s United Financial, Inc.	10
1,309	Pinnacle Financial Partners, Inc.	79
15,593	PNC Financial Services Group, Inc.	2,124
166	Popular, Inc.	9
109	Prosperity Bancshares, Inc.	8
1,847	Regions Financial Corp.	34
1,347	Signature Bank	155
366	Sterling Bancorp/DE	8
781	SunTrust Banks, Inc.	52
1,598	SVB Financial Group(a)	497
517	Synovus Financial Corp.	24
271	TCF Financial Corp.	6
1,199	Texas Capital Bancshares, Inc. (a)	99
2,563	U.S. Bancorp	135
360	Umpqua Holdings Corp.	7
150	Webster Financial Corp.	9
7,254	Wells Fargo & Co.	381
2,358	Western Alliance Bancorp (a)	134
92	Wintrust Financial Corp.	8
320	Zions Bancorp	16

		12,118

	Beverages — 2.33%
2,118	Brown-Forman Corp., Class – A	108
25,235	Brown-Forman Corp., Class – B	1,276
6,038	Constellation Brands, Inc., Class – A	1,302
14,290	Keurig Dr Pepper, Inc.	331
285	Molson Coors Brewing Co., Class – B	18
41,745	Monster Beverage Corp. (a)	2,433
105,735	PepsiCo, Inc.	11,821
262,874	The Coca-Cola Co.	12,141

		29,430

	Biotechnology — 3.64%
59,116	AbbVie, Inc.	5,590
1,839	Agios Pharmaceuticals, Inc. (a)	142
37,937	Alexion Pharmaceuticals, Inc. (a)	5,274
5,976	Alkermes PLC(a)	254
3,083	Alnylam Pharmaceuticals, Inc. (a)	270
53,348	Amgen, Inc.	11,058

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
7,455	Biogen Idec, Inc. (a)	$2,634
38,987	BioMarin Pharmaceutical, Inc. (a)	3,781
1,506	Bluebird Bio, Inc. (a)	220
45,976	Celgene Corp. (a)	4,114
4,678	Exact Sciences Corp. (a)	369
11,392	Exelixis, Inc. (a)	202
37,947	Gilead Sciences, Inc.	2,930
6,819	Incyte Corp. (a)	471
4,847	Ionis Pharmaceuticals, Inc. (a)	250
3,478	Neurocrine Biosciences, Inc. (a)	428
3,064	Regeneron Pharmaceuticals, Inc. (a)	1,238
1,775	Sage Therapeutics, Inc. (a)	251
2,419	Sarepta Therapeutics, Inc. (a)	391
4,158	Seattle Genetics, Inc. (a)	321
1,355	Tesaro, Inc. (a)	53
71	United Therapeutics Corp. (a)	9
29,530	Vertex Pharmaceuticals, Inc. (a)	5,691

		45,941

	Building Products — 0.12%
5,529	A.O. Smith Corp.	295
3,143	Allegion PLC	285
1,748	Armstrong World Industries, Inc. (a)	122
2,330	Fortune Brands Home & Security, Inc.	122
1,554	Johnson Controls International PLC	54
1,356	Lennox International, Inc.	296
8,364	Masco Corp.	306
180	Owens Corning, Inc.	10
134	USG Corp. (a)	6

		1,496

	Capital Markets — 2.25%
89	Affiliated Managers Group, Inc.	12
1,066	Ameriprise Financial, Inc.	157
1,539	Bank of New York Mellon Corp.	78
431	BGC Partners, Inc., Class – A	5
205	BlackRock, Inc., Class – A	97
7,238	CBOE Holdings, Inc.	695
13,933	CME Group, Inc.	2,372
2,673	E*Trade Financial Corp. (a)	140
4,490	Eaton Vance Corp.	236
1,570	Evercore Partners, Inc., Class – A	158
3,208	FactSet Research Systems, Inc.	718
3,828	Federated Investors, Inc., Class – B	92
15,624	Franklin Resources, Inc.	475
14,500	Goldman Sachs Group, Inc.	3,250
2,510	Interactive Brokers Group, Inc., Class – A	139
11,789	IntercontinentalExchange Group, Inc.	883
667	Invesco Ltd.	15
4,138	Lazard Ltd., Class – A	199
138	Legg Mason, Inc.	4
3,436	LPL Financial Holdings, Inc.	222
1,433	MarketAxess Holdings, Inc.	256
6,405	Moody’s Corp.	1,071
51,592	Morgan Stanley	2,403
1,484	Morningstar, Inc.	187
3,425	MSCI, Inc. Common	608
2,534	Northern Trust Corp.	259
1,648	Raymond James Financial, Inc.	152
36,558	S&P Global, Inc.	7,142
10,580	SEI Investments Co.	646
1,466	State Street Corp.	123
18,476	T. Rowe Price Group, Inc.	2,017
21,161	TD Ameritrade Holding Corp.	1,118

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
46,584	The Charles Schwab Corp.	$2,290
193	The Nasdaq OMX Group, Inc.	17
1,449	Virtu Financial, Inc., Class – A	30
3,405	Waddell & Reed Financial, Inc., Class – A	72

		28,338

	Chemicals — 1.27%
8,575	Air Products & Chemicals, Inc.	1,432
27,218	Albemarle Corp.	2,716
102	Ashland Global Holdings, Inc.	9
3,279	Axalta Coating Systems Ltd. (a)	96
100	Cabot Corp.	6
3,419	Celanese Corp., Series A	390
384	CF Industries Holdings, Inc.	21
3,924	DowDuPont, Inc.	252
234	Eastman Chemical Co.	22
14,849	Ecolab, Inc.	2,328
2,340	FMC Corp.	204
359	Huntsman Corp.	10
4,689	International Flavors & Fragrances, Inc.	652
6,305	LyondellBasell Industries N.V., Class – A	646
290	NewMarket Corp.	118
274	Olin Corp.	7
4,499	Platform Specialty Products Corp. (a)	56
962	PPG Industries, Inc.	105
21,071	Praxair, Inc.	3,387
1,083	RPM International, Inc.	70
6,851	The Chemours Co.	270
578	The Mosaic Co.	19
870	The Scotts Miracle-Gro Co.	68
6,331	The Sherwin-Williams Co.	2,882
322	Valvoline, Inc.	7
2,011	W.R. Grace & Co.	144
1,282	Westlake Chemical Corp.	107

		16,024

	Commercial Services & Supplies — 0.41%
174	ADT, Inc.	2
6,977	Cintas Corp.	1,381
85	Clean Harbors, Inc. (a)	6
17,203	Copart, Inc. (a)	886
4,749	KAR Auction Services, Inc.	283
868	Republic Services, Inc., Class – A	63
7,650	Rollins, Inc.	464
3,566	Stericycle, Inc. (a)	209
7,197	Waste Connections, Inc.	574
14,176	Waste Management, Inc.	1,281

		5,149

	Communications Equipment — 1.03%
3,568	Arista Networks, Inc. (a)	949
287	Arris International PLC (a)	7
206,501	Cisco Systems, Inc.	10,046
312	Commscope Holding, Inc. (a)	10
79	EchoStar Corp., Class – A (a)	4
5,186	F5 Networks, Inc. (a)	1,034
615	Juniper Networks, Inc.	18
943	Motorola Solutions, Inc.	123
3,450	Palo Alto Networks, Inc. (a)	777
714	Ubiquiti Networks, Inc.	71

		13,039

	Construction & Engineering — 0.07%
262	AECOM Technology Corp. (a)	9

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering (continued)
5,960	Fluor Corp.	$346
5,414	Jacobs Engineering Group, Inc.	414
1,848	Quanta Services, Inc. (a)	62
36	Valmont Industries, Inc.	5

		836

	Construction Materials — 0.09%
1,716	Eagle Materials, Inc., Class – A	146
2,247	Martin Marietta Materials, Inc.	409
4,815	Vulcan Materials Co.	536

		1,091

	Consumer Finance — 0.34%
709	Ally Financial, Inc.	19
19,121	American Express Co.	2,036
2,174	Capital One Financial Corp.	206
403	Credit Acceptance Corp. (a)	177
6,551	Discover Financial Services	501
430	Navient Corp.	6
126	OneMain Holdings, Inc. (a)	4
718	Santander Consumer USA Holdings, Inc.	14
715	SLM Corp. (a)	8
43,362	Synchrony Financial	1,348

		4,319

	Containers & Packaging — 0.16%
2,637	AptarGroup, Inc.	284
30	Ardagh Group SA	1
3,415	Avery Dennison Corp.	370
566	Ball Corp.	25
149	Bemis Company, Inc.	7
2,492	Berry Plastics Group, Inc. (a)	121
4,954	Crown Holdings, Inc. (a)	238
3,079	Graphic Packaging Holding Co.	43
2,314	International Paper Co.	114
266	Owens-Illinois, Inc. (a)	5
3,634	Packaging Corporation of America	399
3,462	Sealed Air Corp.	139
1,274	Silgan Holdings	35
4,252	Sonoco Products Co.	236
418	WestRock Co.	22

		2,039

	Distributors — 0.10%
6,046	Genuine Parts Co.	601
14,376	LKQ Corp. (a)	455
1,528	Pool Corp.	255

		1,311

	Diversified Consumer Services — 0.08%
1,929	Bright Horizons Family Solutions, Inc. (a)	227
7	Graham Holdings Co.	4
1,845	Grand Canyon Education, Inc. (a)	208
1,874	H&R Block, Inc.	48
3,173	Service Corporation International	140
5,275	ServiceMaster Global Holdings, Inc. (a)	328

		955

	Diversified Financial Services — 0.21%
226	AXA Equitable Holdings, Inc.	5
12,296	Berkshire Hathaway, Inc., Class – B (a)	2,633
510	Jefferies Financial Group, Inc.	11

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services (continued)
634	Voya Financial, Inc.	$31

		2,680

	Diversified Telecommunication Services — 0.09%
12,145	AT&T, Inc.	409
1,573	CenturyLink, Inc.	33
6,913	Verizon Communications, Inc.	369
7,702	Zayo Group Holdings, Inc. (a)	267

		1,078

	Electric Utilities — 0.06%
381	Alliant Energy Corp.	16
829	American Electric Power, Inc.	59
92	Avangrid, Inc.	4
1,185	Duke Energy Corp.	96
523	Edison International	35
298	Entergy Corp.	24
446	Evergy, Inc.	24
521	Eversource Energy	32
1,620	Exelon Corp.	71
807	FirstEnergy Corp.	30
178	Hawaiian Electric Industries, Inc.	6
784	NextEra Energy, Inc.	132
328	OGE Energy Corp.	12
851	PG&E Corp. (a)	39
184	Pinnacle West Capital Corp.	15
1,153	PPL Corp.	34
1,683	The Southern Co.	73
857	Xcel Energy, Inc.	40

		742

	Electrical Equipment — 0.48%
67	Acuity Brands, Inc.	11
11,357	AMETEK, Inc.	899
734	Eaton Corp. PLC	64
43,457	Emerson Electric Co.	3,327
119	GrafTech International Ltd.	2
3,840	Hubbell, Inc.	513
265	nVent Electric PLC	7
72	Regal-Beloit Corp.	6
4,798	Rockwell Automation, Inc.	900
3,699	Sensata Technologies Holding PLC (a)	183

		5,912

	Electronic Equipment, Instruments & Components — 0.39%
23,293	Amphenol Corp., Class – A	2,190
143	Arrow Electronics, Inc. (a)	11
193	Avnet, Inc.	9
5,762	CDW Corporation of Delaware	512
6,431	Cognex Corp.	359
724	Coherent, Inc. (a)	125
1,345	Corning, Inc.	47
2,089	Dolby Laboratories, Inc., Class – A	146
6,274	FLIR Systems, Inc.	386
1,401	IPG Photonics Corp. (a)	219
275	Jabil Circuit, Inc.	7
308	Keysight Technologies, Inc. (a)	20
790	Littelfuse, Inc.	156
8,131	National Instruments Corp.	393
410	Trimble Navigation Ltd. (a)	18
2,052	Zebra Technologies Corp., Class – A (a)	363

		4,961

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services — 0.36%
3,282	Apergy Corp. (a)	$143
685	Baker Hughes, Inc.	23
1,610	Dril-Quip, Inc. (a)	84
1,425	Franks International N.V. (a)	12
33,600	Halliburton Co.	1,362
4,200	Helmerich & Payne, Inc.	289
561	Nabors Industries Ltd.	3
15,839	National Oilwell Varco, Inc.	682
4,047	Oceaneering International, Inc. (a)	112
359	Patterson-UTI Energy, Inc.	6
376	RPC, Inc.	6
25,072	Schlumberger Ltd.	1,527
9,541	TechnipFMC PLC	298
705	Transocean Ltd. (a)	10
1,637	Weatherford International PLC (a)	4

		4,561

	Entertainment — 2.58%
84,011	Activision Blizzard, Inc.	6,989
176	Cinemark Holdings, Inc.	7
11,590	Electronic Arts, Inc. (a)	1,396
41	Liberty Media Group, Class – A (a)	1
325	Liberty Media Group, Class – C (a)	12
327	Lions Gate Entertainment Corp., Class – A	8
641	Lions Gate Entertainment Corp., Class – B	15
5,352	Live Nation Entertainment, Inc. (a)	292
49,216	Netflix, Inc. (a)	18,413
2,620	Take-Two Interactive Software, Inc. (a)	362
90	The Madison Square Garden Co., Class – A (a)	28
42,031	The Walt Disney Co.	4,915
1,734	Twenty-First Century Fox, Inc.	80
804	Twenty-First Century Fox, Inc., Class – B	37
16	Viacom, Inc., Class – A	1
581	Viacom, Inc., Class – B	20
1,258	Zynga, Inc. (a)	5

		32,581

	Equity Real Estate Investment Trusts — 0.91%
459	Alexandria Real Estate Equities, Inc.	58
224	American Campus Communities, Inc.	9
425	American Homes 4 Rent, Class – A	9
17,008	American Tower Corp.	2,472
257	Apartment Investment & Management Co., Class – A	11
356	Apple Hospitality REIT, Inc.	6
227	AvalonBay Communities, Inc.	41
254	Boston Properties, Inc.	31
289	Brandywine Realty Trust	5
496	Brixmor Property Group, Inc.	9
280	Brookfield Property REIT, Inc., Class – A	6
146	Camden Property Trust	14
801	Colony Capital, Inc.	5
194	Columbia Property Trust, Inc.	5
4,785	CoreCivic, Inc.	116
1,426	Coresite Realty Corp.	158
168	Corporate Office Properties Trust	5
12,185	Crown Castle International Corp.	1,358
299	CubeSmart	9
161	CyrusOne, Inc.	10
251	DDR Corp.	3
347	Digital Realty Trust, Inc.	39
264	Douglas Emmett, Inc.	10
587	Duke Realty Corp.	17

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
222	Empire State Realty Trust, Inc., Class – A	$4
121	EPR Properties	8
3,048	Equinix, Inc.	1,320
193	Equity Commonwealth (a)	6
3,290	Equity Lifestyle Properties, Inc.	317
591	Equity Residential	39
108	Essex Property Trust, Inc.	27
4,136	Extra Space Storage, Inc.	358
120	Federal Realty Investment Trust	15
350	Forest City Realty Trust, Inc., Class – A	9
3,017	Gaming & Leisure Properties, Inc.	106
774	HCP, Inc.	20
335	Healthcare Trust of America, Inc., Class – A	9
167	Highwoods Properties, Inc.	8
268	Hospitality Properties Trust	8
1,205	Host Hotels & Resorts, Inc.	25
803	Hudson Pacific Property, Inc.	26
491	Invitation Homes, Inc.	11
467	Iron Mountain, Inc.	16
169	JBG SMITH Properties	6
159	Kilroy Realty Corp.	11
669	Kimco Realty Corp.	11
2,945	Lamar Advertising Co., Class – A	229
242	Liberty Property Trust	10
166	Life Storage, Inc.	16
597	Medical Properties Trust, Inc.	9
187	Mid-America Apartment Communities, Inc.	19
252	National Retail Properties, Inc.	11
899	OMEGA Healthcare Investors, Inc.	29
228	Outfront Media, Inc.	5
341	Paramount Group, Inc.	5
330	Parks Hotels & Resorts, Inc.	11
1,050	Prologis, Inc.	71
5,708	Public Storage	1,152
212	Rayonier, Inc.	7
481	Realty Income Corp.	27
250	Regency Centers Corp.	16
360	Retail Properties of America, Inc., Class – A	4
25	Retail Value, Inc. (a)	1
4,434	SBA Communications Corp. (a)	712
387	Senior Housing Properties Trust	7
11,009	Simon Property Group, Inc.	1,947
141	SL Green Realty Corp.	14
703	Spirit Realty Capital, Inc.	6
293	Store Capital Corp.	8
137	Sun Communities, Inc.	14
2,248	Taubman Centers, Inc.	134
224	The Macerich Co.	12
471	UDR, Inc.	19
271	Uniti Group, Inc.	5
586	Ventas, Inc.	32
1,595	VEREIT, Inc.	12
608	VICI Properties, Inc.	13
284	Vornado Realty Trust	21
196	Weingarten Realty Investors	6
613	Welltower, Inc.	39
1,276	Weyerhaeuser Co.	41
174	WP Carey, Inc.	11

		11,441

	Food & Staples Retailing — 2.04%
61	Casey’s General Stores, Inc.	8
58,867	Costco Wholesale Corp.	13,826
11,444	Sprouts Farmers Market, Inc. (a)	314

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food & Staples Retailing (continued)
41,137	Sysco Corp.	$3,013
1,400	The Kroger Co.	41
804	US Foods Holding Corp. (a)	25
34,648	Walgreens Boots Alliance, Inc.	2,526
63,460	Wal-Mart Stores, Inc.	5,959

		25,712

	Food Products — 0.33%
939	Archer-Daniels-Midland Co.	47
232	Bunge Ltd.	16
11,852	Campbell Soup Co.	434
648	ConAgra Foods, Inc.	22
7,342	Flowers Foods, Inc.	137
2,005	General Mills, Inc.	86
10,532	Hershey Co.	1,074
10,704	Hormel Foods Corp.	422
118	Ingredion, Inc.	12
5,157	Kellogg Co.	361
241	Lamb Weston Holding, Inc.	16
5,229	McCormick & Company, Inc.	689
2,418	Mondelez International, Inc., Class – A	104
87	Pilgrim’s Pride Corp. (a)	2
195	Pinnacle Foods, Inc.	13
1,586	Post Holdings, Inc. (a)	155
1	Seaboard Corp.	4
157	The Hain Celestial Group, Inc. (a)	4
4,741	The J.M. Smucker Co.	486
1,012	The Kraft Heinz Co.	56
90	TreeHouse Foods, Inc. (a)	4
479	Tyson Foods, Inc., Class – A	29

		4,173

	Gas Utilities — 0.00%
179	Atmos Energy Corp.	16
134	National Fuel Gas Co.	8
284	UGI Corp.	16

		40

	Health Care Equipment & Supplies — 3.51%
69,899	Abbott Laboratories	5,128
1,650	Abiomed, Inc. (a)	742
3,044	Align Technology, Inc. (a)	1,191
23,781	Baxter International, Inc.	1,833
10,829	Becton, Dickinson & Co.	2,826
41,601	Boston Scientific Corp. (a)	1,602
1,471	Cantel Medical Corp.	135
23,980	Danaher Corp.	2,606
9,669	Dentsply Sirona, Inc.	365
3,393	Dexcom, Inc. (a)	485
16,374	Edwards Lifesciences Corp. (a)	2,851
1,770	Hill-Rom Holdings, Inc.	167
446	Hologic, Inc. (a)	18
609	ICU Medical, Inc. (a)	172
10,523	IDEXX Laboratories, Inc. (a)	2,627
2,283	Insulet Corp. (a)	242
2,218	Integra LifeSciences Holdings Corp. (a)	146
12,346	Intuitive Surgical, Inc. (a)	7,088
1,762	Masimo Corp. (a)	219
57,361	Medtronic PLC	5,642
1,197	Penumbra, Inc. (a)	179
10,865	ResMed, Inc.	1,253
138	Steris PLC	16
26,142	Stryker Corp.	4,645
396	Teleflex, Inc.	105

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
397	The Cooper Companies, Inc.	$110
1,618	Varex Imaging Corp. (a)	46
7,421	Varian Medical Systems, Inc. (a)	831
678	West Pharmaceutical Services, Inc.	84
6,896	Zimmer Holdings, Inc.	907

		44,261

	Health Care Providers & Services — 3.78%
142	Acadia Healthcare Company, Inc. (a)	5
18,293	Aetna, Inc.	3,711
6,222	AmerisourceBergen Corp.	574
10,659	Anthem, Inc.	2,921
511	Cardinal Health, Inc.	28
6,928	Centene Corp. (a)	1,003
606	Chemed Corp.	194
3,840	CIGNA Corp.	800
45,586	CVS Caremark Corp.	3,589
2,863	DaVita Healthcare Partners, Inc. (a)	205
3,827	Encompass Health Corp.	298
1,030	Envision Healthcare Corp. (a)	47
28,689	Express Scripts Holding Co. (a)	2,726
7,722	HCA Holdings, Inc.	1,074
7,450	Henry Schein, Inc. (a)	633
5,075	Humana, Inc.	1,718
4,241	Laboratory Corporation of America Holdings (a)	737
10,279	McKesson Corp.	1,364
3,907	MEDNAX, Inc. (a)	182
2,046	Molina Heathcare, Inc. (a)	304
3,460	Patterson Companies, Inc.	85
618	Premier, Inc., Class – A (a)	28
5,721	Quest Diagnostics, Inc.	617
89,832	UnitedHealth Group, Inc.	23,898
3,686	Universal Health Services, Inc., Class – B	471
1,807	WellCare Health Plans, Inc. (a)	579

		47,791

	Health Care Technology — 0.17%
1,555	athenahealth, Inc. (a)	208
17,602	Cerner Corp.(a)	1,134
7,670	Veeva Systems, Inc. (a)	835

		2,177

	Hotels, Restaurants & Leisure — 2.67%
402	Aramark	17
977	Caesars Entertainment Corp. (a)	10
682	Carnival Corp., Class – A	44
6,466	Chipotle Mexican Grill, Inc. (a)	2,939
2,793	Choice Hotels International, Inc.	233
2,464	Darden Restaurants, Inc.	274
1,640	Domino’s Pizza, Inc.	483
3,087	Dunkin’ Brands Group, Inc.	228
4,523	Extended Stay America, Inc.	92
3,748	Hilton Grand Vacations (a)	124
10,940	Hilton Worldwide Holdings, Inc.	884
75	Hyatt Hotels Corp., Class – A	6
162	International Game Technology PLC	3
8,576	Las Vegas Sands Corp.	509
53,971	Marriott International, Inc., Class – A	7,126
62,463	McDonald’s Corp.	10,448
2,557	MGM Resorts International	71
337	Norwegian Cruise Line Holdings Ltd. (a)	19
278	Royal Caribbean Cruises Ltd.	36
2,764	Six Flags Entertainment Corp.	193

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
109,318	Starbucks Corp.	$6,214
7,294	The Wendy’s Co.	125
1,559	Vail Resorts, Inc.	428
3,807	Wyndham Hotels & Resorts, Inc.	212
3,828	Wyndham Worldwide Corp.	166
4,028	Wynn Resorts Ltd.	512
17,457	Yum China Holdings, Inc.	613
19,370	YUM! Brands, Inc.	1,761

		33,770

	Household Durables — 0.13%
8,072	D.R. Horton, Inc.	341
5,058	Garmin Ltd.	355
215	Leggett & Platt, Inc.	9
6,171	Lennar Corp., Class – A	288
322	Lennar Corp., Class – B	12
102	Mohawk Industries, Inc. (a)	18
742	Newell Rubbermaid, Inc.	15
122	NVR, Inc. (a)	301
3,481	PulteGroup, Inc.	86
1,749	Tempur Sealy International, Inc. (a)	93
2,886	Toll Brothers, Inc.	95
114	Whirlpool Corp.	14

		1,627

	Household Products — 1.22%
18,310	Church & Dwight Co., Inc.	1,087
41,946	Colgate-Palmolive Co.	2,808
1,449	Energizer Holdings, Inc.	85
25,696	Kimberly-Clark Corp.	2,920
873	Spectrum Brands Holdings, Inc.	65
9,346	The Clorox Co.	1,406
84,458	The Procter & Gamble Co.	7,030

		15,401

	Independent Power and Renewable Electricity Producers — 0.00%
558	NRG Energy, Inc., Class – C	21
1,088	The AES Corp.	15
674	Vistra Energy Corp. (a)	17

		53

	Industrial Conglomerates — 1.11%
43,136	3M Co.	9,089
2,740	Carlisle Companies, Inc.	334
14,342	General Electric Co.	162
18,426	Honeywell International, Inc.	3,066
4,760	Roper Industries, Inc.	1,410

		14,061

	Insurance — 0.78%
1,284	Aflac, Inc.	60
86	Alleghany Corp.	56
578	Allstate Corp.	57
118	American Financial Group, Inc.	13
6,266	American International Group, Inc.	334
12	American National Insurance Co.	2
20,305	Aon PLC	3,122
2,905	Arch Capital Group Ltd. (a)	87
297	Arthur J. Gallagher & Co.	22
97	Aspen Insurance Holdings Ltd.	4
86	Assurant, Inc.	9
182	Assured Guaranty Ltd.	8
261	Athene Holding Ltd. (a)	13

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
449	AXIS Capital Holdings Ltd.	$26
198	Brighthouse Financial, Inc. (a)	9
10,325	Brown & Brown, Inc.	305
774	Chubb Ltd.	103
253	Cincinnati Financial Corp.	19
46	CNA Financial Corp.	2
742	Erie Indemnity Co., Class – A	95
690	Everest Re Group Ltd.	157
178	First American Financial Corp.	9
469	FNF Group	18
70	Hanover Insurance Group, Inc.	9
588	Hartford Financial Services Group, Inc.	29
359	Lincoln National Corp.	24
463	Loews Corp.	23
66	Markel Corp. (a)	78
30,244	Marsh & McLennan Companies, Inc.	2,503
45	Mercury General Corp.	2
1,421	MetLife, Inc.	66
466	Old Republic International Corp.	10
465	Principal Financial Group, Inc.	27
698	Prudential Financial, Inc.	71
106	Reinsurance Group of America	15
175	RenaissanceRe Holdings Ltd.	23
22,476	The Progressive Corp.	1,598
2,426	The Travelers Companies, Inc.	315
5,061	Torchmark Corp.	440
345	Unum Group	13
156	W.R. Berkley Corp.	12
5	White Mountains Insurance Group Ltd.	5
217	Willis Towers Watson PLC	31

		9,824

	Interactive Media & Services — 7.15%
27,286	Alphabet, Inc., Class – A (a)	32,935
19,086	Alphabet, Inc., Class – C (a)	22,779
148,867	Facebook, Inc., Class – A (a)	24,483
2,846	Interactive Corp. (a)	617
1,980	Match Group, Inc. (a)	115
194,574	Tencent Holdings Ltd., ADR	7,946
8,838	TripAdvisor, Inc. (a)	451
27,684	Twitter, Inc. (a)	788
1,584	Zillow Group, Inc., Class – A (a)	70
3,271	Zillow Group, Inc., Class – C (a)	145

		90,329

	Internet & Direct Marketing Retail — 5.52%
56,321	Alibaba Group Holding Ltd., ADR (a)	9,279
25,615	Amazon.com, Inc. (a)	51,306
3,456	Booking Holdings, Inc. (a)	6,857
9,181	eBay, Inc. (a)	303
4,690	Expedia, Inc.	612
21,191	Farfetch Ltd., Class – A (a)	577
3,540	GrubHub, Inc. (a)	491
715	Qurate Retail, Inc.(a)	16
2,146	Wayfair, Inc., Class – A (a)	317

		69,758

	IT Services — 9.39%
49,073	Accenture PLC, Class – A	8,352
6,095	Akamai Technologies, Inc. (a)	446
1,876	Alliance Data Systems Corp.	443
6,235	Amdocs Ltd.	411
35,150	Automatic Data Processing, Inc.	5,296
5,516	Black Knight, Inc. (a)	287

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
5,273	Booz Allen Hamilton Holding Corp.	$262
9,204	Broadridge Financial Solutions, Inc.	1,214
43,886	Cognizant Technology Solutions Corp.	3,386
313	Conduent, Inc. (a)	7
2,025	CoreLogic, Inc. (a)	100
470	DXC Technology Co.	44
1,993	EPAM Systems, Inc. (a)	274
1,094	Euronet Worldwide, Inc. (a)	110
1,543	Fidelity National Information Services, Inc.	168
20,844	First Data Corp. (a)	510
15,735	Fiserv, Inc. (a)	1,296
6,944	FleetCor Technologies, Inc. (a)	1,582
3,441	Gartner Group, Inc. (a)	545
1,918	Genpact Ltd.	59
11,181	Global Payments, Inc.	1,424
6,242	GoDaddy, Inc., Class – A (a)	521
61,605	International Business Machines Corp.	9,315
6,134	Jack Henry & Associates, Inc.	982
235	Leidos Holdings, Inc.	16
128,294	MasterCard, Inc., Class – A	28,560
3,350	Okta, Inc. (a)	236
24,817	Paychex, Inc.	1,828
141,434	PayPal Holdings, Inc. (a)	12,424
8,138	Sabre Corp.	212
32,367	Square, Inc., Class – A (a)	3,205
954	Switch, Inc., Class – A	10
9,018	Teradata Corp. (a)	340
13,208	Total System Services, Inc.	1,304
2,798	Twilio, Inc., Class – A (a)	241
4,124	VeriSign, Inc.(a)	660
211,351	Visa, Inc., Class – A	31,721
25,798	Western Union Co.	492
1,587	WEX, Inc. (a)	319
1,386	Worldpay, Inc., Class – A (a)	140

		118,742

	Leisure Products — 0.08%
335	Brunswick Corp.	22
3,526	Hasbro, Inc.	371
3,376	Mattel, Inc. (a)	53
5,106	Polaris Industries, Inc.	516

		962

	Life Sciences Tools & Services — 1.24%
531	Agilent Technologies, Inc.	37
35	Bio-Rad Laboratories, Inc., Class – A (a)	11
3,004	Bio-Techne Corp.	613
1,845	Bruker Biosciences Corp.	62
1,384	Charles River Laboratories International, Inc.(a)	186
21,469	Illumina, Inc. (a)	7,881
268	IQVIA Holdings, Inc. (a)	35
2,035	Mettler-Toledo International, Inc. (a)	1,239
181	PerkinElmer, Inc.	18
2,290	PRA Health Sciences, Inc. (a)	252
365	Qiagen N.V. (a)	14
16,831	Thermo Electron Corp.	4,108
5,987	Waters Corp. (a)	1,166

		15,622

	Machinery — 1.87%
109	AGCO Corp.	7
4,801	Allison Transmission Holdings, Inc.	250
39,988	Caterpillar, Inc.	6,097

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
147	Colfax Corp. (a)	$5
2,077	Crane Co.	204
2,302	Cummins, Inc.	336
12,545	Deere & Co.	1,886
10,368	Donaldson Company, Inc.	604
6,568	Dover Corp.	581
215	Flowserve Corp.	12
22,339	Fortive Corp.	1,881
1,729	Gardner Denver Holdings, Inc. (a)	49
73	Gates Industrial Corp. PLC (a)	1
6,474	Graco, Inc.	300
5,838	IDEX Corp.	880
24,514	Illinois Tool Works, Inc.	3,458
5,381	Ingersoll-Rand PLC	550
144	ITT, Inc.	9
2,438	Lincoln Electric Holdings, Inc.	228
2,170	Nordson, Inc.	301
121	Oshkosh Corp.	9
565	PACCAR, Inc.	39
16,123	Parker Hannifin Corp.	2,966
265	Pentair PLC	11
2,348	Snap-on, Inc.	431
261	Stanley Black & Decker, Inc.	38
112	Terex Corp.	4
3,579	The Middleby Corp. (a)	463
113	The Timken Co.	6
4,111	The Toro Co.	247
242	Trinity Industries, Inc.	9
2,075	WABCO Holdings, Inc. (a)	245
5,269	Wabtec Corp.	553
5,077	Welbilt, Inc. (a)	106
10,976	Xylem, Inc.	877

		23,643

	Marine — 0.02%
2,382	Kirby Corp. (a)	196

	Media — 0.37%
1,781	AMC Networks, Inc. (a)	118
170	Cable One, Inc.	150
12,822	CBS Corp., Class – B	737
4,944	Charter Communications, Inc., Class – A (a)	1,611
7,638	Comcast Corp., Class – A	270
253	Discovery Communications, Inc., Class – A (a)	8
4,521	Discovery Communications, Inc., Class – C (a)	134
365	Dish Network Corp. (a)	13
166	GCI Liberty, Inc., Class – A (a)	8
1,958	John Wiley & Sons, Inc., Class – A	119
42	Liberty Broadband, Class – A (a)	4
171	Liberty Broadband, Class – C (a)	14
139	Liberty SiriusXM Group, Class – A (a)	6
280	Liberty SiriusXM Group, Class – C (a)	12
199	News Corp., Inc.	3
628	News Corp., Inc., Class – A	8
15,196	Omnicom Group, Inc.	1,034
49,923	Sirius XM Holdings, Inc.	316
2,371	The Interpublic Group of Companies, Inc.	54
144	Tribune Media Co., Class – A	6

		4,625

	Metals & Mining — 0.03%
307	Alcoa Corp. (a)	12

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Metals & Mining (continued)
2,381	Freeport-McMoRan Copper & Gold, Inc.	$33
877	Newmont Mining Corp.	26
523	Nucor Corp.	33
115	Reliance Steel & Aluminum Co.	10
1,101	Royal Gold, Inc.	85
3,188	Southern Copper Corp.	138
1,650	Steel Dynamics, Inc.	75
290	United States Steel Corp.	9

		421

	Mortgage Real Estate Investment Trusts — 0.01%
788	AGNC Investment Corp.	14
2,104	Annaly Capital Management, Inc.	21
306	Chimera Investment Corp.	6
800	MFA Financial, Inc.	6
549	New Residential Investment Corp.	10
420	Starwood Property Trust, Inc.	9
385	Two Harbors Investment Corp.	6

		72

	Multiline Retail — 0.50%
21,918	Dollar General Corp.	2,397
10,666	Dollar Tree, Inc. (a)	870
7,624	Kohl’s Corp.	568
503	Macy’s, Inc.	17
4,571	Nordstrom, Inc.	273
25,497	Target Corp.	2,249

		6,374

	Multi-Utilities — 0.03%
400	Ameren Corp.	25
710	CenterPoint Energy, Inc.	20
463	CMS Energy Corp.	23
512	Consolidated Edison, Inc.	39
1,093	Dominion Resources, Inc.	76
298	DTE Energy Co.	33
319	MDU Resources Group, Inc.	8
596	NiSource, Inc.	15
849	Public Service Enterprise Group, Inc.	45
234	SCANA Corp.	9
454	Sempra Energy	51
137	Vectren Corp.	10
519	WEC Energy Group, Inc.	35

		389

	Oil, Gas & Consumable Fuels — 1.90%
7,351	Anadarko Petroleum Corp.	496
232	Andeavor	36
5,156	Antero Resources Corp. (a)	91
1,517	Apache Corp.	72
12,937	Cabot Oil & Gas Corp.	291
301	Centennial Resource Development, Inc. (a)	7
6,276	Cheniere Energy, Inc. (a)	436
1,478	Chesapeake Energy Corp. (a)	7
72,183	Chevron Corp.	8,827
669	Cimarex Energy Co.	62
353	CNX Resources Corp. (a)	5
11,122	Concho Resources, Inc. (a)	1,699
1,952	ConocoPhillips	151
1,704	Continental Resources, Inc. (a)	116
860	Devon Energy Corp.	34
1,111	Diamondback Energy, Inc.	150
144	Energen Corp. (a)	12
16,244	EOG Resources, Inc.	2,072

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
436	EQT Corp.	$19
182	Extraction Oil & Gas, Inc. (a)	2
86,471	Exxon Mobil Corp.	7,352
436	Hess Corp.	31
266	HollyFrontier Corp.	19
3,188	Kinder Morgan, Inc.	57
2,014	Kosmos Energy Ltd. (a)	19
1,400	Marathon Oil Corp.	33
753	Marathon Petroleum Corp.	60
270	Murphy Oil Corp.	9
2,737	Newfield Exploration Co. (a)	79
790	Noble Energy, Inc.	25
1,279	Occidental Petroleum Corp.	105
6,882	ONEOK, Inc.	467
7,059	Parsley Energy, Inc., Class – A (a)	206
197	PBF Energy, Inc., Class – A	10
699	Phillips 66	79
3,776	Pioneer Natural Resources Co.	658
388	QEP Resources, Inc. (a)	4
347	Range Resources Corp.	6
182	SM Energy Co.	6
377	Targa Resources Corp.	21
2,016	The Williams Companies, Inc.	55
716	Valero Energy Corp.	81
147	Whiting Petroleum Corp. (a)	8
3,002	World Fuel Services Corp.	83
653	WPX Energy, Inc. (a)	13

		24,071

	Paper & Forest Products — 0.00%
103	Domtar Corp.	5

	Personal Products — 0.57%
766	Coty, Inc., Class – A	10
823	Herbalife Ltd. (a)	45
3,103	Nu Skin Enterprises, Inc., Class – A	256
47,342	The Estee Lauder Companies, Inc., Class – A	6,879

		7,190

	Pharmaceuticals — 3.25%
566	Allergan PLC	108
130,601	AstraZeneca PLC, ADR	5,168
103,690	Bristol-Myers Squibb Co.	6,437
1,336	Catalent, Inc. (a)	61
61,500	Eli Lilly & Co.	6,600
2,119	Jazz Pharmaceuticals PLC (a)	356
81,938	Johnson & Johnson	11,322
119,806	Merck & Co., Inc.	8,499
845	Mylan N.V. (a)	31
6,106	Nektar Therapeutics (a)	372
213	Perrigo Co. PLC	15
9,693	Pfizer, Inc.	427
18,776	Zoetis, Inc.	1,719

		41,115

	Professional Services — 0.38%
1,390	CoStar Group, Inc. (a)	585
6,119	Equifax, Inc.	799
10,372	IHS Markit Ltd. (a)	561
108	ManpowerGroup, Inc.	9
587	Nielsen Holdings PLC	16
10,205	Robert Half International, Inc.	718
660	The Dun & Bradstreet Corp.	94

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Professional Services (continued)
7,145	Transunion Holding Company, Inc.	$526
12,674	Versik Analytics, Inc., Class – A (a)	1,528

		4,836

	Real Estate Management & Development — 0.03%
6,170	CBRE Group, Inc., Class – A (a)	272
622	Howard Hughes Corp. (a)	77
75	Jones Lang LaSalle, Inc.	11
209	Realogy Holdings Corp.	4
		364

	Road & Rail — 1.24%
12	AMERCO, Inc.	4
54,457	CSX Corp.	4,033
544	Genesee & Wyoming, Inc., Class – A (a)	49
6,908	Hunt (JB) Transportation Services, Inc.	822
168	Kansas City Southern	19
212	Knight-Swift Transportation Holdings, Inc.	7
3,413	Landstar System, Inc.	416
469	Norfolk Southern Corp.	85
2,578	Old Dominion Freight Line, Inc.	416
86	Ryder System, Inc.	6
355	Schneider National, Inc.	9
60,478	Union Pacific Corp.	9,848

		15,714

	Semiconductors & Semiconductor Equipment — 4.00%
35,269	Advanced Micro Devices, Inc. (a)	1,089
16,953	Analog Devices, Inc.	1,567
39,292	Applied Materials, Inc.	1,519
24,579	Broadcom, Inc.	6,064
10,181	Cypress Semiconductor Corp.	148
135	First Solar, Inc. (a)	7
191,920	Intel Corp.	9,076
5,973	KLA-Tencor Corp.	608
6,297	Lam Research Corp.	955
6,395	Marvell Technology Group Ltd.	123
10,827	Maxim Integrated Products, Inc.	611
8,814	Microchip Technology, Inc.	696
35,319	Micron Technology, Inc. (a)	1,597
2,114	MKS Instruments, Inc.	169
1,590	Monolithic Power Systems, Inc.	200
54,473	NVIDIA Corp.	15,307
1,200	NXP Semiconductors N.V.	103
16,466	ON Semiconductor Corp. (a)	303
208	Qorvo, Inc. (a)	16
61,414	Qualcomm, Inc.	4,424
4,996	Skyworks Solutions, Inc.	453
1,265	Teradyne, Inc.	47
37,993	Texas Instruments, Inc.	4,076
1,650	Universal Display Corp.	195
8,572	Versum Materials, Inc.	309
9,753	Xilinx, Inc.	782

		50,444

	Software — 10.19%
2,109	2U, Inc. (a)	159
52,765	Adobe Systems, Inc. (a)	14,243
6,707	ANSYS, Inc. (a)	1,252
2,661	Aspen Technology, Inc. (a)	303
3,572	Atlassian Corp. PLC, Class – A (a)	343
7,135	Autodesk, Inc. (a)	1,114
516	CA, Inc.	23
10,853	Cadence Design Systems, Inc. (a)	492

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
5,105	CDK Global, Inc.	$319
876	Ceridian HCM Holding, Inc. (a)	37
11,570	Citrix Systems, Inc. (a)	1,286
808	Dell Technologies, Inc., Class – V (a)	78
1,248	Docusign, Inc. (a)	66
1,148	Fair Isaac Corp. (a)	262
4,745	FireEye, Inc. (a)	81
5,402	Fortinet, Inc. (a)	498
3,142	Guidewire Software, Inc. (a)	317
20,088	Intuit, Inc.	4,568
2,475	LogMeln, Inc.	221
2,580	Manhattan Associates, Inc. (a)	141
528,221	Microsoft Corp.	60,412
483	Nuance Communications, Inc. (a)	8
4,160	Nutanix, Inc., Class – A (a)	178
138,530	Oracle Corp.	7,143
1,940	Paycom Software, Inc. (a)	301
1,396	Pegasystems, Inc.	87
682	Pluralsight, Inc., Class – A (a)	22
1,966	Proofpoint, Inc. (a)	209
4,457	PTC, Inc. (a)	473
2,744	RealPage, Inc. (a)	181
45,590	Red Hat, Inc. (a)	6,213
2,598	RingCentral, Inc., Class – A (a)	242
88,862	Salesforce.com, Inc. (a)	14,131
6,735	ServiceNow, Inc. (a)	1,318
34,800	Splunk, Inc. (a)	4,208
7,467	SS&C Technologies Holdings, Inc.	424
1,019	Symantec Corp.	22
756	Synopsys, Inc. (a)	75
2,639	Tableau Software, Inc., Class – A (a)	295
1,158	The Ultimate Software Group, Inc. (a)	373
1,459	Tyler Technologies, Inc. (a)	358
5,890	VMware, Inc., Class – A (a)	919
34,602	Workday, Inc., Class – A (a)	5,051
4,015	Zendesk, Inc. (a)	285

		128,731

	Specialty Retail — 2.95%
2,662	Aaron’s, Inc.	145
3,829	Advance Auto Parts, Inc.	645
91	AutoNation, Inc. (a)	4
2,079	AutoZone, Inc. (a)	1,613
7,013	Bed Bath & Beyond, Inc.	105
14,501	Best Buy Co., Inc.	1,151
2,610	Burlington Stores, Inc. (a)	425
4,326	CarMax, Inc. (a)	323
3,894	Dick’s Sporting Goods, Inc.	138
1,585	Floor & Decor Holdings, Inc., Class – A (a)	48
193	Foot Locker, Inc.	10
4,311	GameStop Corp., Class – A	66
10,550	Gap, Inc.	304
1,996	L Brands, Inc.	60
31,980	Lowe’s Companies, Inc.	3,672
1,067	Michaels Companies, Inc. The (a)	17
6,911	O’Reilly Automotive, Inc. (a)	2,400
58	Penske Automotive Group, Inc.	3
30,139	Ross Stores, Inc.	2,987
71,025	The Home Depot, Inc.	14,712
50,506	The TJX Cos., Inc.	5,658
5,352	Tiffany & Co.	690
4,739	Tractor Supply Co.	431
4,697	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,325
6,345	Urban Outfitters, Inc. (a)	260

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
838	Williams-Sonoma, Inc.	$55

		37,247

	Technology Hardware, Storage & Peripherals — 5.73%
314,514	Apple, Inc.	70,997
2,556	Hewlett Packard Enterprise Co.	42
2,705	HP, Inc.	70
3,877	NCR Corp. (a)	110
10,292	NetApp, Inc.	884
6,427	Pure Storage, Inc., Class – A (a)	167
493	Western Digital Corp.	29
367	Xerox Corp.	10

		72,309

	Textiles, Apparel & Luxury Goods — 1.82%
3,936	Carter’s, Inc.	388
185	Columbia Sportswear Co.	17
1,764	Fossil Group, Inc. (a)	41
13,952	Hanesbrands, Inc.	257
71,391	Kering, ADR	3,820
8,125	Lululemon Athletica, Inc. (a)	1,320
10,207	Michael Kors Holdings Ltd. (a)	700
148,780	NIKE, Inc., Class – B	12,604
126	PVH Corp.	18
2,581	Ralph Lauren Corp.	355
2,538	Skechers USA, Inc., Class – A (a)	71
13,219	Tapestry, Inc.	665
12,897	Under Armour, Inc., Class – A (a)	274
13,084	Under Armour, Inc., Class – C (a)	255
22,867	V.F. Corp.	2,137

		22,922

	Thrifts & Mortgage Finance — 0.00%
783	New York Community Bancorp, Inc.	8
81	TFS Financial Corp.	1

		9

	Tobacco — 0.81%
73,295	Altria Group, Inc.	4,420
16,654	British American Tobacco PLC, ADR	777
61,942	Philip Morris International, Inc.	5,051

		10,248

	Trading Companies & Distributors — 0.31%
399	Air Lease Corp.	18
22,499	Fastenal Co.	1,305
2,181	HD Supply Holdings, Inc. (a)	93
2,727	MSC Industrial Direct Co., Inc., Class – A	240
4,465	NOW, Inc. (a)	74
3,247	United Rentals, Inc. (a)	531
1,192	Univar, Inc. (a)	37
4,146	W.W. Grainger, Inc.	1,483
1,019	Watsco, Inc.	181
77	WESCO International, Inc. (a)	5

		3,967

	Transportation Infrastructure — 0.00%
131	Macquarie Infrastructure Corp.	6

	Water Utilities — 0.00%
306	American Water Works Co., Inc.	27
293	Aqua America, Inc.	11

		38

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Wireless Telecommunication Services — 0.05%
1,059	Sprint Nextel Corp. (a)	$7
161	Telephone & Data Systems, Inc.	5
7,954	T-Mobile USA, Inc. (a)	559
21	U.S. Cellular Corp. (a)	1

		572

	Total Common Stocks	1,239,490

Principal Amount (000)
	U.S. Treasury Obligation — 0.00%
$65	U.S. Treasury Bill, 2.10%, 12/6/18 (b)(c)	65

	Total U.S. Treasury Obligation	65

Shares
	Mutual Funds — 1.82%
2,835,678	Federated Treasury Obligations Fund, Institutional Shares, 1.89% ^^(d)	2,836
20,103,770	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.95% (d)	20,103

	Total Mutual Funds	22,939

Principal Amount (000)
	Repurchase Agreement — 0.23%
$2,870	Jefferies LLC, 2.25%, 10/1/18 (Purchased on 9/28/18, proceeds at maturity $2,870,240 collateralized by U.S. Treasury Obligations, 1.97% – 3.42%, 11/15/18 – 8/15/47 fair value $2,927,096) ^^	2,870

	Total Repurchase Agreement	2,870

	Total Investments (cost $739,301) — 100.20%	1,265,364
	Liabilities in excess of other assets — (0.20)%	(2,587)

	Net Assets—100.00%	$1,262,777

^	All or part of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $4,811 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.
(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(d)	The rate disclosed is the rate in effect on September 30, 2018.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	BNY Mellon Asset Management North America Corporation*	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	23.93%	74.22%	—		98.15%
U.S. Treasury Obligation	—	0.00%	—	—	0.00%
Mutual Funds	0.22%	0.53%	0.24%	0.83%	1.82%
Repurchase Agreement	0.23%	—	—	—	0.23%
Other Assets (Liabilities)	-0.22%	0.04%	-0.02%	0.00%	-0.20%

Total Net Assets	24.16%	74.79%	0.22%	0.83%	100.00%

*	Formerly Mellon Capital Management Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	3	12/21/18	$459	$4
E-Mini S&P 500 Future	13	12/21/18	1,898	5

			$2,357	$9

		Total Unrealized Appreciation		$9
		Total Unrealized Depreciation		—

		Total Net Unrealized Appreciation/(Depreciation)		$9

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.78%
	Aerospace & Defense — 0.90%
11,400	CPI Aerostructures, Inc. (a)	$95
2,072	Cubic Corp.	151
1,610	Curtiss-Wright Corp.	221
118	Ducommun, Inc. (a)	5
6,266	Kratos Defense & Security Solutions, Inc. (a)	93
2,412	Maxar Technologies Ltd.	80
26	National Presto Industries, Inc.	3
1,403	Sparton Corp. (a)	20
850	Teledyne Technologies, Inc. (a)	210
3,535	Triumph Group, Inc.	82
7,353	Wesco Aircraft Holdings, Inc. (a)	83

		1,043

	Air Freight & Logistics — 0.05%
9,240	Radiant Logistics, Inc. (a)	55

	Airlines — 2.91%
12,545	American Airlines Group, Inc.	518
15,601	Azul SA, ADR (a)	278
4,279	Hawaiian Holdings, Inc.	172
15,461	JetBlue Airways Corp. (a)	299
17,013	Mesa Air Group, Inc. (a)	236
17,072	United Continental Holdings, Inc. (a)	1,521
45,345	Volaris Aviation Holding Co., ADR (a)	338

		3,362

	Auto Components — 0.71%
4,897	American Axle & Manufacturing Holdings, Inc. (a)	85
2,600	Cooper Tire & Rubber Co.	74
10,024	Dana Holding Corp.	187
3,662	Horizon Global Corp. (a)	26
7,335	Modine Manufacturing Co. (a)	109
5,934	Shiloh Industries, Inc. (a)	65
7,600	Strattec Security Corp.	271
90	Tower International, Inc.	3

		820

	Banks — 4.96%
620	1st Constitution BanCorp	13
52	1st Source, Inc.	3
66	American National Bankshares, Inc.	3
11,900	Associated Banc-Corp.	309
880	Bank of Commerce Holdings	11
4,690	Banner Corp.	292
38	C&F Financial Corp.	2
383	Capstar Financial Holdings, Inc.	6
1,020	CB Financial Services, Inc.	31
8,974	Centerstate Bank Corp.	252
56	Chemung Financial Corp.	2
92	CNB Financial Corp.	3
11,887	Columbia Banking System, Inc.	460
1,208	Community Bankers Trust Corp. (a)	11
340	Community Financial Corp. (The)	11
48	Community Trust Bancorp, Inc.	2
298	County Bancorp, Inc.	7
3,445	Cullen/Frost Bankers, Inc.	360
2,337	Esquire Financial Holdings, Inc. (a)	58
104	Fidelity Southern Corp.	3
65	Financial Institutions, Inc.	2
95	First Bancorp	4
31,845	First BanCorp (a)	290

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
731	First Business Financial Services, Inc.	$17
7	First Citizens BancShares, Inc., Class – A	3
77	First Community Bancshares, Inc.	3
882	First Community Corp.	21
106	First Financial BanCorp	3
46	First Financial Corp.	2
1,634	First Financial Northwest, Inc.	27
9,144	First Horizon National Corp.	158
61	First Interstate BancSystem, Inc., Class – A	3
5,875	First Midwest Bancorp, Inc.	156
848	First Northwest BanCorp (a)	13
735	First Savings Financial Group, Inc. (b)	50
3,171	First United Corp. (b)	60
46	Great Southern Bancorp, Inc.	3
63	Hancock Holding Co.	3
48	Heartland Financial USA, Inc.	3
15,411	Hope Bancorp, Inc.	249
148	Horizon Bancorp, Inc.	3
144	Huntington Bancshares, Inc.	2
1,733	Iberiabank Corp.	141
116	Independent Bank Corp.	3
63	International Bancshares Corp.	3
6,730	Investors Bancorp, Inc.	83
148	Lakeland Bancorp, Inc.	3
50	National Bankshares, Inc.	2
61	Northrim BanCorp, Inc.	3
133	Old National Bancorp	3
330	Orrstown Financial Services, Inc.	8
7,195	PacWest Bancorp	343
79	Peoples Bancorp, Inc.	3
5,968	Popular, Inc.	306
141	Premier Financial Bancorp, Inc.	3
14,170	Seacoast Banking Corporation of Florida (a)	413
309	Select BanCorp, Inc. (a)	4
102	Sierra Bancorp	3
2,196	Signature Bank	252
936	Spirit of Texas Bancshares, Inc. (a)	20
3,340	Synovus Financial Corp.	153
6,923	TCF Financial Corp.	165
4,933	TriCo Bancshares	191
101	Triumph Bancorp, Inc. (a)	4
67	Trustmark Corp.	2
109	Umpqua Holdings Corp.	2
11,670	Webster Financial Corp.	687

		5,714

	Biotechnology — 3.99%
4,301	Acceleron Pharma, Inc. (a)	246
2,798	Aeglea BioTherapeutics, Inc. (a)	27
3,580	Aldeyra Therapeutics, Inc. (a)	49
767	Alkermes PLC (a)	32
41	Aptevo Therapeutics, Inc. (a)	–
1,566	Ascendis Pharma A/S, ADR (a)	111
730	Bluebird Bio, Inc. (a)	107
6,461	Calithera Biosciences, Inc. (a)	34
4,488	Catalyst Biosciences, Inc. (a)	48
9,769	Conatus Pharmaceuticals, Inc. (a)	57
12,180	CTI BioPharma Corp. (a)	26
3,413	Emergent BioSolutions, Inc. (a)	225
4,349	Exact Sciences Corp. (a)	343
2,843	Fibrogen, Inc. (a)	173
5,673	Immune Design Corp. (a)	20
580	Ionis Pharmaceuticals, Inc. (a)	30
34,500	Kindred Biosciences, Inc. (a)	481

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
695	Ligand Pharmaceuticals, Inc., Class – B (a)	$191
983	Loxo Oncology, Inc. (a)	168
519	Madrigal Pharmaceuticals, Inc. (a)	111
1,710	Mustang Bio, Inc. (a)	10
9,184	Myriad Genetics, Inc. (a)	422
9,573	Natera, Inc. (a)	229
1,780	Neurocrine Biosciences, Inc. (a)	219
2,235	Nymox Pharmaceutical Corp. (a)	5
638	Ovid Therapeutics, Inc. (a)	4
12,029	Pfenex, Inc. (a)	61
2,961	Proteostasis Therapeutics, Inc. (a)	7
9,942	Recro Pharma, Inc. (a)	71
5,180	Repligen Corp. (a)	287
560	Sage Therapeutics, Inc. (a)	79
5,638	Sangamo BioSciences, Inc. (a)	96
1,685	Seattle Genetics, Inc. (a)	130
890	Spark Therapeutics, Inc. (a)	49
5,640	Tesaro, Inc. (a)	220
2,477	Ultragenyx Pharmaceutical, Inc. (a)	189
2,526	Xoma Corp. (a)	44

		4,601

	Building Products — 1.46%
726	American Woodmark Corp. (a)	57
5,961	Caesarstone Ltd.	111
5,581	Gibraltar Industries, Inc. (a)	254
11,019	Jeld-Wen Holding, Inc. (a)	272
4,476	Masonite International Corp. (a)	286
3,267	NCI Building Systems, Inc. (a)	49
6,542	Trex Company, Inc. (a)	504
4,158	Universal Forest Products, Inc.	147

		1,680

	Capital Markets — 2.23%
7,406	Artisan Partners Asset Management, Inc., Class – A	240
878	Ashford, Inc. (a)	67
211	Blucora, Inc. (a)	8
15,900	Capital Southwest Corp.	302
28,775	Cowen Group, Inc., Class – A (a)	469
2,250	E*Trade Financial Corp. (a)	118
1,277	Evercore Partners, Inc., Class – A	128
7,796	Greenhill & Co., Inc.	205
75	Houlihan Lokey, Inc.	3
4,715	LPL Financial Holdings, Inc.	304
2,744	Raymond James Financial, Inc.	253
29,300	Safeguard Scientifics, Inc. (a)	274
203	Silvercrest Asset Management Group, Inc.	3
3,724	Stifel Financial Corp.	191

		2,565

	Chemicals — 2.04%
2,573	Albemarle Corp.	257
48	Cabot Corp.	3
22,186	Flotek Industries, Inc. (a)	53
5,744	FMC Corp.	501
158	Huntsman Corp.	4
1,859	Innophos Holdings, Inc.	83
12,409	Kraton Performance Polymers, Inc. (a)	585
8,001	LSB Industries, Inc. (a)	78
30,645	Marrone Bio Innovations, Inc. (a)	56
669	NewMarket Corp.	271
19,412	Platform Specialty Products Corp. (a)	242
57	Stepan Co.	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
47	Trinseo SA	$4
17,503	Tronox Ltd., Class – A	209
35	Westlake Chemical Corp.	3

		2,354

	Commercial Services & Supplies — 1.66%
2,734	ABM Industries, Inc.	88
5,626	ACCO Brands Corp.	64
29,338	Aqua Metals, Inc. (a)	76
9,512	ARC Document Solutions, Inc. (a)	27
7,424	CECO Environmental Corp. (a)	59
16,589	Covanta Holding Corp.	270
93	Ennis, Inc.	2
21,056	Essendant, Inc.	269
1,060	HNI Corp.	47
7,288	Interface, Inc.	170
4,008	McGrath RentCorp	218
2,173	Multi-Color Corp.	135
3,290	Quad Graphics, Inc.	69
18,609	Steelcase, Inc., Class – A	343
3,118	Team, Inc. (a)	70
15	UniFirst Corp.	3
48	VSE Corp.	2

		1,912

	Communications Equipment — 1.24%
7,822	Acacia Communications, Inc. (a)	324
13,195	Aerohive Networks, Inc. (a)	54
361	Applied Optoelectronics, Inc. (a)	9
3,032	Casa Systems, Inc. (a)	45
8,313	Ciena Corp. (a)	260
2,153	Clearfield, Inc. (a)	29
129	Comtech Telecommunications Corp.	5
682	DASAN Zhone Solutions, Inc. (a)	10
49,714	EMCORE Corp. (a)	236
3,661	Lumentum Holdings, Inc. (a)	219
8,657	Oclaro, Inc. (a)	77
35,500	PC-Telephone, Inc.	165

		1,433

	Construction & Engineering — 1.94%
1,546	Ameresco, Inc., Class – A (a)	21
3,756	Granite Construction, Inc.	172
24,402	KBR, Inc.	516
11,961	MasTec, Inc. (a)	534
107	MYR Group, Inc. (a)	3
7,429	Orion Group Holdings, Inc. (a)	56
38,176	Tutor Perini Corp. (a)	718
12,789	Willscot Corp. (a)	219

		2,239

	Construction Materials — 0.47%
1,686	Eagle Materials, Inc., Class – A	144
26,412	Forterra, Inc. (a)	197
1,089	Martin Marietta Materials, Inc.	198

		539

	Consumer Finance — 0.52%
2,015	Curo Group Holdings Corp. (a)	61
68	Encore Capital Group, Inc. (a)	2
2,188	Enova International, Inc. (a)	63
2,227	Green Dot Corp., Class – A (a)	198
23,416	LendingClub Corp. (a)	91
43	Nelnet, Inc., Class – A	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Finance (continued)
5,111	PRA Group, Inc. (a)	$184
147	Santander Consumer USA Holdings, Inc.	3

		604

	Containers & Packaging — 0.79%
2,200	AptarGroup, Inc.	237
9,734	Berry Plastics Group, Inc. (a)	471
14,703	Graphic Packaging Holding Co.	206

		914

	Distributors — 0.13%
303	Core-Mark Holding Co., Inc.	10
830	Pool Corp.	139

		149

	Diversified Consumer Services — 1.72%
24,072	Career Education Corp. (a)	359
17,879	Chegg, Inc. (a)	508
2,890	Grand Canyon Education, Inc. (a)	326
4,875	Strategic Education, Inc.	669
1,726	Weight Watchers International, Inc. (a)	124

		1,986

	Diversified Financial Services — 0.38%
62	Banco Latinoamericano de Comercio Exterior SA, Class – E	1
10,185	Jefferies Financial Group, Inc.	224
99	Marlin Business Services Corp.	3
27,522	On Deck Capital, Inc. (a)	208

		436

	Diversified Telecommunication Services — 1.04%
11,932	Cogent Communications Group, Inc.	666
5,817	IDT Corp.	31
5,781	Intelsat SA (a)	173
136	Iridium Communications, Inc. (a)	3
29,500	ORBCOMM, Inc. (a)	320

		1,193

	Electric Utilities — 0.14%
1,522	El Paso Electric Co.	88
3,048	Genie Energy Ltd.	16
98	Hawaiian Electric Industries, Inc.	3
651	MGE Energy, Inc.	42
158	PNM Resources, Inc.	6
73	Portland General Electric Co.	3
278	Spark Energy, Inc., Class – A	2

		160

	Electrical Equipment — 0.73%
8,876	Bloom Energy Corp., Class – A (a)	302
3,066	Encore Wire Corp.	154
2,713	EnerSys	236
64,400	Orion Energy Systems, Inc. ^(a)	62
6,717	Sunrun, Inc. (a)	84

		838

	Electronic Equipment, Instruments & Components — 4.49%
4,828	Anixter International, Inc. (a)	339
3,232	Belden, Inc.	231
75	Benchmark Electronics, Inc.	2
21,932	Celestica, Inc. (a)	238
4,551	Control4 Corp. (a)	156

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
34	Dolby Laboratories, Inc., Class – A	$2
47	ePlus, Inc. (a)	4
3,155	Fabrinet (a)	146
22,022	Flextronics International Ltd. (a)	289
4,637	II-VI, Inc. (a)	219
4,568	Insight Enterprises, Inc. (a)	247
565	IPG Photonics Corp. (a)	88
9,168	Iteris, Inc. (a)(b)	49
5,598	Itron, Inc. (a)	359
12,813	Jabil Circuit, Inc.	347
3,712	KEMET Corp. (a)	69
131	Kimball Electronics, Inc. (a)	3
3,319	Littelfuse, Inc.	657
4,488	Maxwell Technologies, Inc. (a)	16
5,248	Methode Electronics, Inc.	190
2,601	Novanta, Inc. (a)	178
64	PC Connection, Inc.	2
3,113	PCM, Inc. (a)	61
11,000	Perceptron, Inc. (a)	107
37	Plexus Corp. (a)	2
6,006	Rogers Corp. (a)	886
59	Sanmina Corp. (a)	2
6,659	ScanSource, Inc. (a)	266
25	SYNNEX Corp.	2
22	Tech Data Corp. (a)	2
327	TTM Technologies, Inc. (a)	5
135	Vishay Intertechnology, Inc.	3

		5,167

	Energy Equipment & Services — 1.81%
26,300	Aspen Aerogels, Inc. (a)	120
6,855	Basic Energy Services, Inc. (a)	68
14,700	Bristow Group, Inc. (a)	178
3,604	C&J Energy Services, Inc. (a)	75
7,372	CARBO Ceramics, Inc. (a)	53
6,802	Covia Holdings Corp. (a)	61
2,920	Dawson Geophysical Co. (a)	18
1,912	Dril-Quip, Inc. (a)	100
19,925	Ensco PLC, Class – A, ADR	169
97	Exterran Corp. (a)	3
11,600	Gulf Island Fabrication, Inc.	115
8,700	Helix Energy Solutions Group, Inc. (a)	86
2,548	Independence Contract Drilling, Inc. (a)	13
30,600	Mitcham Industries, Inc. (a)	127
23,534	Noble Corp. PLC (a)	165
2,059	PHI, Inc. (a)	19
1,229	Profire Energy, Inc. (a)	4
5,209	Select Energy Services, Inc. (a)	62
4,777	Superior Energy Services, Inc. (a)	47
3,092	TechnipFMC PLC	97
14,186	Transocean Ltd. (a)	198
16,000	US Silica Holdings, Inc.	302

		2,080

	Entertainment — 0.65%
1,432	AMC Entertainment Holdings, Inc., Class – A	29
52,700	Ballantyne Strong, Inc. (a)	211
2,330	Eros International PLC (a)	28
65,039	Global Eagle Entertainment, Inc. (a)	183
9,554	Lions Gate Entertainment Corp., Class – B	223
88	Marcus Corp.	4

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Entertainment (continued)
4,100	Rosetta Stone, Inc. (a)	$82

		760

	Equity Real Estate Investment Trusts — 1.73%
492	Ashford Hospitality Trust	3
6,576	Bluerock Residential Growth REIT, Inc.	64
14,484	Cedar Realty Trust, Inc.	67
3,270	Clipper Realty, Inc.	44
5,174	Corporate Office Properties Trust	154
3,859	DiamondRock Hospitality Co.	45
3,301	EastGroup Properties, Inc.	316
6,984	Equity Commonwealth (a)	224
4,283	Farmland Partners, Inc.	29
2,774	Gladstone Land Corp.	34
6,912	Global Medical REIT, Inc.	65
3,640	Global Net Lease, Inc.	76
4,847	Government Properties Income Trust	55
2,387	Independence Realty Trust, Inc.	25
1,824	Innovative Industrial Properties, Inc.	88
3,000	Jernigan Capital, Inc.	58
4,539	Kite Realty Group Trust	76
5,724	LaSalle Hotel Properties	198
354	Lexington Realty Trust	3
4,361	Monmouth Real Estate Investment Corp., Class – A	73
6,230	Pennsylvania Real Estate Investment Trust	59
24	PS Business Parks, Inc.	3
128	RLJ Lodging Trust	3
3,532	Select Income REIT	77
5,602	Summit Hotel Properties, Inc.	76
10,364	Washington Prime Group, Inc.	76

		1,991

	Food & Staples Retailing — 0.55%
2,494	Casey’s General Stores, Inc.	322
7,179	Chefs’ Warehouse Holdings LLC (a)	261
1,525	SuperValu, Inc. (a)	49

		632

	Food Products — 0.47%
41	Cal-Maine Foods, Inc.	2
5,684	Darling Ingredients, Inc. (a)	110
33	Fresh Del Monte Produce, Inc.	1
4,840	Hostess Brands, Inc. (a)	54
2,504	J&J Snack Foods Corp.	377
39	John B. Sanfilippo & Son, Inc.	3

		547

	Gas Utilities — 0.44%
339	Chesapeake Utilities Corp.	28
38	Southwest Gas Corp.	3
8,617	UGI Corp.	479

		510

	Health Care Equipment & Supplies — 7.19%
828	Abiomed, Inc. (a)	372
5,114	AxoGen, Inc. (a)	188
3,000	Cantel Medical Corp.	276
9,373	Cardiovascular Systems, Inc. (a)	367
4,054	Dexcom, Inc. (a)	580
3,022	Edwards Lifesciences Corp. (a)	526
5,264	Glaukos Corp. (a)	342
10,120	Insulet Corp. (a)	1,073
5,978	iRhythm Technologies, Inc. (a)	566

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
3,198	Neogen Corp. (a)	$229
831	Neuronetics, Inc. (a)	27
10,496	Novocure Ltd. (a)	550
17,265	STAAR Surgical Co. (a)	829
1,819	Steris PLC	208
18,203	Tandem Diabetes Care, Inc. (a)	780
2,751	The Cooper Companies, Inc.	762
4,945	West Pharmaceutical Services, Inc.	611

		8,286

	Health Care Providers & Services — 1.76%
11,394	Acadia Healthcare Company, Inc. (a)	402
10,517	Aceto Corp.	24
4,288	Brookdale Senior Living, Inc. (a)	42
3,710	Capital Senior Living Corp. (a)	35
13	Chemed Corp.	4
14,732	Diplomat Pharmacy, Inc. (a)	286
2,827	Encompass Health Corp.	220
3,230	HealthEquity, Inc. (a)	305
2,781	LHC Group, Inc. (a)	286
29	LifePoint Hospitals, Inc., Class – A (a)	2
27	Magellan Health Services, Inc. (a)	2
4,858	MEDNAX, Inc. (a)	227
36	Molina Heathcare, Inc. (a)	5
29	National Healthcare Corp.	2
39	Providence Service Corp. (a)	3
9,590	Quorum Health Corp. (a)	56
164	Select Medical Holdings Corp. (a)	3
86	The Ensign Group, Inc.	3
6,930	Triple-S Management Corp., Class – A (a)	131

		2,038

	Health Care Technology — 0.93%
655	Medidata Solutions, Inc. (a)	48
3,964	Omnicell, Inc. (a)	285
8,572	Teladoc, Inc. (a)	740

		1,073

	Home Furnishings — 0.01%
1,790	Purple Innovation, Inc.	10

	Hotels, Restaurants & Leisure — 1.52%
231	BJ’s Restaurant, Inc.	17
156	Bloomin’ Brands, Inc.	3
1,279	Brinker International, Inc.	60
51,100	Century Casinos, Inc. (a)	381
937	DineEquity, Inc.	76
54	International Speedway Corp., Class – A	2
1,733	J Alexander’s Holdings, Inc. (a)	21
1,522	Papa John’s International, Inc.	78
240	Pinnacle Entertainment, Inc. (a)	8
4,344	Planet Fitness, Inc., Class – A (a)	235
5,697	The Habit Restaurants, Inc. (a)	91
2,267	Vail Resorts, Inc.	622
1,426	Wingstop, Inc.	97
4,687	Zoe’s Kitchen, Inc. (a)	60

		1,751

	Household Durables — 1.80%
220	Beazer Homes USA, Inc. (a)	2
1,082	Cavco Industries, Inc. (a)	274
3,659	Century Communities, Inc. (a)	96
48	Flexsteel Industries, Inc.	1
35,800	Green Brick Partners, Inc. (a)	362

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables (continued)
5,859	iRobot Corp. (a)	$644
3,397	KB Home	81
2,137	LGI Homes, Inc. (a)	101
7,087	Libbey, Inc.	62
1,795	Lifetime Brands, Inc.	20
667	MDC Holdings, Inc.	20
1,524	Skyline Champion Corp.	44
128	Taylor Morrison Home Corp., Class – A (a)	2
1,288	The New Home Co., Inc. (a)	10
2,407	Tupperware Brands Corp.	81
7,101	Universal Electronics, Inc. (a)	279

		2,079

	Household Products — 0.00%
33	Central Garden & Pet Co. (a)	1
35	Central Garden & Pet Co., Class – A (a)	1

		2

	Independent Power and Renewable Electricity Producers — 0.15%
3,698	Clearway Energy, Inc., Class – A	70
1,478	Clearway Energy, Inc., Class – C	28
3,840	Pattern Energy Group, Inc.	77

		175

	Insurance — 3.10%
6,188	American Equity Investment Life Holding Co.	219
5,994	American Financial Group, Inc.	664
6,075	Argo Group International Holdings Ltd.	383
12,700	Aspen Insurance Holdings Ltd.	531
10,500	Atlas Financial Holdings, Inc. (a)	106
5,248	AXIS Capital Holdings Ltd.	303
1,385	Everest Re Group Ltd.	316
5,700	First American Financial Corp.	294
7,390	Goosehead Insurance, Inc. (a)	250
924	Hallmark Financial Services, Inc. (a)	10
1,554	Hanover Insurance Group, Inc.	192
798	Kingstone Cos., Inc.	15
8,963	Maiden Holdings Ltd.	26
79	Universal Insurance Holdings, Inc.	4
3,087	W.R. Berkley Corp.	247

		3,560

	Interactive Media & Services — 0.28%
4,300	AutoWeb, Inc. (a)	13
2,718	Cars.com, Inc. (a)	75
126	Match Group, Inc. (a)	7
5,095	QuinStreet, Inc. (a)	69
22,715	The Meet Group, Inc. (a)	113
4,142	Travelzoo, Inc. (a)	49

		326

	Internet & Direct Marketing Retail — 1.25%
185	1-800-FLOWERS.COM, Inc., Class – A (a)	2
5,964	Etsy, Inc. (a)	306
1,621	GrubHub, Inc. (a)	225
2,369	NutriSystem, Inc.	88
18,683	Stitch Fix, Inc., Class – A (a)	818

		1,439

	IT Services — 2.26%
2,850	Akamai Technologies, Inc. (a)	208
1,343	Alliance Data Systems Corp.	317

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
62	Booz Allen Hamilton Holding Corp.	$3
37,381	Brightcove, Inc. (a)	314
20	CACI International, Inc., Class – A (a)	4
1,987	Carbonite, Inc. (a)	71
39	Cass Information Systems, Inc.	3
72	Convergys Corp.	2
47	CoreLogic, Inc. (a)	2
46	CSG Systems International, Inc.	2
44,800	Edgewater Technology, Inc. (a)	225
2,405	Euronet Worldwide, Inc. (a)	241
3,869	EVERTEC, Inc.	93
2,398	Global Payments, Inc.	306
1,383	Information Services Group, Inc. (a)	7
4,119	Jack Henry & Associates, Inc.	658
38	Leidos Holdings, Inc.	3
49	ManTech International Corp., Class – A	3
88	Perficient, Inc. (a)	2
2,894	Presidio, Inc.	44
32	Science Applications International Corp.	3
61	Sykes Enterprises, Inc. (a)	2
135	The Hackett Group, Inc.	3
143	Travelport Worldwide Ltd.	2
69	TTEC Holdings, Inc.	2
3,276	Web.com Group, Inc. (a)	91

		2,611

	Leisure Products — 0.72%
19,539	Callaway Golf Co.	475
111	Johnson Outdoors, Inc., Class – A	10
19,012	Vista Outdoor, Inc. (a)	340

		825

	Life Sciences Tools & Services — 0.77%
26	Bio-Rad Laboratories, Inc., Class – A (a)	8
102	Bruker Biosciences Corp.	3
2,503	Cambrex Corp. (a)	171
113	Luminex Corp.	3
21,104	NeoGenomics, Inc. (a)	325
17,306	Pacific Biosciences of California, Inc. (a)	94
58	PRA Health Sciences, Inc. (a)	6
7,145	Qiagen N.V. (a)	271

		881

	Machinery — 3.83%
11,908	Actuant Corp., Class – A	332
48	AGCO Corp.	3
3,333	Albany International Corp., Class – A	265
6,653	Chart Industries, Inc. (a)	521
168	Columbus McKinnon Corp.	7
7,974	Commercial Vehicle Group, Inc. (a)	73
1,576	Freightcar America, Inc. (a)	25
83	Global Brass & Copper Holdings, Inc.	3
3,059	IDEX Corp.	461
1,220	ITT, Inc.	75
368	Kadant, Inc.	40
24,855	Kornit Digital Ltd. (a)	544
3,904	Lincoln Electric Holdings, Inc.	365
15,156	Meritor, Inc. (a)	293
151	Miller Industries, Inc.	4
47	Oshkosh Corp.	3
4,477	Proto Labs, Inc. (a)	724
3,659	REV Group, Inc.	57
4,026	Terex Corp.	161
74	The Greenbrier Companies, Inc.	4

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
10,807	TriMas Corp. (a)	$329
116	Trinity Industries, Inc.	4
150	Wabash National Corp.	3
974	WABCO Holdings, Inc. (a)	115

		4,411

	Marine — 0.27%
2,745	Kirby Corp. (a)	225
2,158	Matson, Inc.	86

		311

	Media — 0.42%
4,837	Cardlytics, Inc. (a)	121
8,994	Entercom Communications Corp.	71
11,574	Fluent, Inc. (a)	25
5,607	Gray Television, Inc. (a)	98
13,155	MDC Partners, Inc., Class – A (a)	55
363	Scholastic Corp.	17
8,565	Wideopenwest, Inc. (a)	96

		483

	Metals & Mining — 2.27%
5,644	Agnico-Eagle Mines Ltd.	193
32,753	Allegheny Technologies, Inc. (a)	969
8,049	Carpenter Technology Corp.	474
10,874	Coeur d’Alene Mines Corp. (a)	58
151	Commercial Metals Co.	3
50,341	Ferroglobe PLC	411
45,455	Ferroglobe R&W Insurance Trust Co.*	—
5,102	Hecla Mining Co.	14
175,832	Tahoe Resources, Inc. (a)	490

		2,612

	Mortgage Real Estate Investment Trusts — 0.17%
241	Annaly Capital Management, Inc.	2
81	Apollo Commercial Real Estate Finance, Inc.	2
2,578	Ladder Capital Corp.	44
307	New Residential Investment Corp.	5
8,825	Redwood Trust, Inc.	143

		196

	Multiline Retail — 0.04%
36	Big Lots, Inc.	2
39	Dillard’s, Inc., Class – A	3
22,194	Fred’s, Inc., Class – A (a)	45

		50

	Multi-Utilities — 0.01%
124	Avista Corp.	6
121	Unitil Corp.	6

		12

	Oil, Gas & Consumable Fuels — 2.95%
29	Andeavor	4
9,699	Approach Resources, Inc. (a)	22
3,175	Ardmore Shipping Corp. (a)	21
2,576	California Resources Corp. (a)	125
7,012	Carrizo Oil & Gas, Inc. (a)	177
18,185	Centennial Resource Development, Inc. (a)	396
15,239	Cloud Peak Energy, Inc. (a)	35
912	CONSOL Energy, Inc. (a)	37
14,257	Contango Oil & Gas Co. (a)	88
267	Delek US Holdings, Inc.	11

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
20,764	Denbury Resources, Inc. (a)	$129
136,440	Enbridge Energy Management LLC*(a)(b)	—
2,340	Energen Corp. (a)	202
20,899	Energy Fuels, Inc. (a)	69
27,551	Euronav N.V.	240
17,600	GasLog Ltd.	347
3,799	Golar LNG Ltd.	106
4,763	Goodrich Petroleum Corp. (a)	67
9,922	Matador Resources Co. (a)	328
9,677	Murphy Oil Corp.	323
16,291	Navigator Holdings Ltd. (a)	197
2,702	PDC Energy, Inc. (a)	132
7,984	SM Energy Co.	252
9,701	W&T Offshore, Inc. (a)	94

		3,402

	Paper & Forest Products — 0.05%
67	Domtar Corp.	3
1,490	Verso Corp. (a)	51

		54

	Personal Products — 0.04%
16	Nu Skin Enterprises, Inc., Class – A	1
2,008	Revlon, Inc., Class – A (a)	45

		46

	Pharmaceuticals — 1.02%
6,767	Amneal Pharmaceuticals, Inc. (a)	150
122	Catalent, Inc. (a)	6
17,200	Cumberland Pharmaceuticals, Inc. (a)	98
8,573	ENDO International PLC (a)	144
5,608	Innovate Biopharmaceuticals, Inc. (a)	38
3,947	Mallinckrodt PLC (a)	116
2,506	Menlo Therapeutics, Inc. (a)	25
3,361	Myokardia, Inc. (a)	219
2,590	Nektar Therapeutics (a)	158
200	Omthera Pharmaceuticals, Inc.*(a)	—
182	Phibro Animal Health Corp., Class – A	8
11,480	scPharmaceuticals, Inc. (a)(b)	67
14,794	Teligent, Inc. (a)	58
70	The Medicines Co. (a)	2
1,749	Zogenix, Inc. (a)	87

		1,176

	Professional Services — 0.69%
3,237	CBIZ, Inc. (a)	77
286	ICF International, Inc.	22
2,379	Kelly Services, Inc., Class – A	57
982	Kforce, Inc.	37
3,878	Korn Ferry International	191
8,823	Navigant Consulting, Inc.	203
2,460	TrueBlue, Inc. (a)	64
1,824	WageWorks, Inc. (a)	78
1,821	Willdan Group, Inc. (a)	62

		791

	Real Estate Investment Trusts — 0.03%
3,214	Ellington Residential Mortgage REIT	36

	Real Estate Management & Development — 0.44%
2,037	Altisource Portfolio Solutions SA (a)	66
40	Rafael Holdings, Inc., Class – B (a)	—
7,170	Realogy Holdings Corp.	148
4,033	Redfin Corp. (a)	75

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Management & Development (continued)
10,025	Tejon Ranch Co. (a)	$218

		507

	Road & Rail — 0.67%
1,534	ArcBest Corp.	74
6,548	Avis Budget Group, Inc. (a)	210
84	Covenant Transportation Group, Inc., Class – A (a)	2
3,881	Hertz Global Holdings, Inc. (a)	63
2,941	Knight-Swift Transportation Holdings, Inc.	101
103	P.A.M. Transportation Services, Inc. (a)	7
2,941	Ryder System, Inc.	216
1,908	USA Truck, Inc. (a)	39
6,670	YRC Worldwide, Inc. (a)	60

		772

	Semiconductors & Semiconductor Equipment — 5.39%
5,522	Adesto Technologies Corp. (a)	33
58	Cirrus Logic, Inc. (a)	2
140	Cohu, Inc.	4
5,528	Cree, Inc. (a)	209
1,243	Cyberoptics Corp. (a)	25
25,097	Cypress Semiconductor Corp.	364
109	Diodes, Inc. (a)	4
186	Entegris, Inc.	5
6,775	FormFactor, Inc. (a)	93
29,100	GSI Technology, Inc. (a)	201
5,591	Inphi Corp. (a)	212
9,650	Integrated Device Technology, Inc. (a)	454
6,254	Kopin Corp. (a)	15
18,864	MA-COM Technology Solutions Holdings, Inc. (a)	389
3,237	Marvell Technology Group Ltd.	62
5,616	Maxim Integrated Products, Inc.	317
1,930	MKS Instruments, Inc.	155
6,958	Monolithic Power Systems, Inc.	873
5,221	ON Semiconductor Corp. (a)	96
8,941	Qorvo, Inc. (a)	687
72,412	QuickLogic Corp. ^(a)	72
16,527	Semtech Corp. (a)	918
1,629	Silicon Laboratories, Inc. (a)	150
3,931	Skyworks Solutions, Inc.	357
367	Ultra Clean Holdings, Inc. (a)	5
3,236	Universal Display Corp.	382
12,915	Veeco Instruments, Inc. (a)	132

		6,216

	Software — 7.03%
2,137	2U, Inc. (a)	161
4,680	Alarm.com Holding, Inc. (a)	269
1,959	Alteryx, Inc. (a)	112
9,668	Benefitfocus, Inc. (a)	391
12,302	Blackline, Inc. (a)	694
5,719	Cloudera, Inc. (a)	101
7,597	Coupa Software, Inc. (a)	601
35	Ebix, Inc.	3
2,647	Ellie Mae, Inc. (a)	251
83	Fair Isaac Corp. (a)	19
2,462	Guidewire Software, Inc. (a)	249
3,718	Hortonworks, Inc. (a)	85
3,421	HubSpot, Inc. (a)	516
29	J2 Global, Inc.	2
5,041	Model N, Inc. (a)	80
6,737	New Relic, Inc. (a)	635

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
21,218	Nuance Communications, Inc. (a)	$367
1,288	Nutanix, Inc., Class – A (a)	55
2,750	Paylocity Holding Corp. (a)	221
2,770	Proofpoint, Inc. (a)	295
5,081	PTC, Inc. (a)	540
113,612	RealNetworks, Inc. (a)	334
4,186	RingCentral, Inc., Class – A (a)	390
54,000	SeaChange International, Inc. (a)	97
14	SVMK, Inc. (a)	–
74,900	Synacor, Inc. (a)	120
3,631	Telaria, Inc. (a)	14
64,200	Telenav, Inc. (a)	324
41,983	TiVo Corp.	523
2,150	Veritone, Inc. (a)	22
15,453	Zscaler, Inc. (a)	630

		8,101

	Specialty Retail — 1.96%
11,522	Ascena Retail Group, Inc. (a)	53
2,177	Bed Bath & Beyond, Inc.	33
7,894	Big 5 Sporting Goods Corp.	40
12,303	Boot Barn Holdings, Inc. (a)	350
13,510	Carvana Co. (a)	798
2,276	Conn’s, Inc. (a)	80
15,697	Francesca’s Holdings Corp. (a)	58
5,060	GameStop Corp., Class – A	77
9,033	GNC Holdings, Inc., Class – A (a)	37
39	Group 1 Automotive, Inc.	3
10,371	J. Jill, Inc. (a)	64
3,993	Lumber Liquidators Holdings, Inc. (a)	62
610	Monro Muffler Brake, Inc.	42
25,209	Office Depot, Inc.	81
53	Penske Automotive Group, Inc.	3
98	Sonic Automotive, Inc., Class – A	2
16,293	Tailored Brands, Inc.	410
354	The Buckle, Inc.	8
4,960	The Container Store Group, Inc. (a)	55
293	Tilly’s, Inc., Class – A	6

		2,262

	Technology Hardware, Storage & Peripherals — 0.15%
7,400	Astronova, Inc.	160
14,200	GlassBridge Enterprises, Inc. (a)	8

		168

	Textiles, Apparel & Luxury Goods — 0.92%
2,744	Columbia Sportswear Co.	256
1,140	G-III Apparel Group Ltd. (a)	55
15,800	Lakeland Industries, Inc. (a)	210
1,791	Movado Group, Inc.	75
2,377	Oxford Industries, Inc.	214
6,374	Wolverine World Wide, Inc.	249

		1,059

	Thrifts & Mortgage Finance — 0.21%
260	Entegra Financial Corp. (a)	7
522	ESSA Bancorp, Inc.	8
55	Federal Agricultural Mortgage Corp., Class – C	4
88	First Defiance Financial Corp.	3
79	HomeStreet, Inc. (a)	2
270	Malvern BanCorp, Inc. (a)	6
382	MGIC Investment Corp. (a)	5
4,468	NMI Holdings, Inc. (a)	102

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thrifts & Mortgage Finance (continued)
132	PennyMac Financial Services, Inc.	$3
588	Prudential BanCorp, Inc.	10
311	Riverview BanCorp, Inc.	3
1,202	SI Financial Group, Inc.	17
263	TrustCo Bank Corp. NY	2
85	Walker & Dunlop, Inc.	4
20,362	WMIH Corp. (a)	28
808	WSFS Financial Corp.	38

		242

	Tobacco — 0.35%
3,554	Pyxus International, Inc. (a)	82
4,922	Universal Corp.	320

		402

	Trading Companies & Distributors — 1.42%
83	Air Lease Corp.	4
3,305	Aircastle Ltd.	72
7,122	Beacon Roofing Supply, Inc. (a)	258
13,901	BMC Stock Holdings, Inc. (a)	259
6,872	DXP Enterprises, Inc. (a)	275
83	GATX Corp.	7
228	GMS, Inc. (a)	5
8,408	MRC Global, Inc. (a)	158
2,142	SiteOne Landscape Supply, Inc. (a)	161
2,263	Triton International Ltd.	76
1,724	Watsco, Inc.	308
51	WESCO International, Inc. (a)	3
1,283	Willis Lease Finance Corp. (a)(b)	44

		1,630

	Transportation Infrastructure — 0.34%
8,587	Macquarie Infrastructure Corp.	396

	Water Utilities — 0.07%
294	Consolidated Water Co. Ltd.	4
1,063	Global Water Resources, Inc.	11
1,064	SJW Corp.	65

		80

	Wireless Telecommunication Services — 0.15%
163	Boingo Wireless, Inc. (a)	6
31,458	Gogo, Inc. ^(a)	163
64	Spok Holdings, Inc.	1

		170

	Total Common Stocks	106,925

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc. *(a)(c)	—
1	Tobira Therapeutics, Inc. CVR *(a)	—

		—

	Chemicals — 0.00%
97	Schulman, Inc. *(a)(b)	—

	Total Contingent Rights	—

Shares	Security Description	Value (000)
	Mutual Funds — 5.75%
59,300	180 Degree Capital Corp. ^	$130
201,229	Federated Treasury Obligations Fund, Institutional Shares, 1.89%^^(d)	201
66,913	State Street Institutional Liquid Reserves Fund, Trust Class, 0.00% (d)	67
6,231,186	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.95% (d)	6,231

	Total Mutual Funds	6,629

Principal Amount (000)
	Repurchase Agreement — 0.18%
$204	Jefferies LLC, 2.25%, 10/1/18 (Purchased on 9/28/18, proceeds at maturity $203,682 collateralized by U.S. Treasury Obligations, 1.97% – 3.42%, 11/15/18 – 8/15/47 fair value $207,716) ^^	204

	Total Repurchase Agreement	204

	Total Investments (cost $77,214) — 98.71%	113,758
	Other assets in excess of liabilities — 1.29%	1,491

	Net Assets – 100.00%	$115,249

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $367 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represents 0.23% of the Portfolio’s net assets.

(c)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(d)	The rate disclosed is the rate in effect on September 30, 2018.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Ariel Investments, LLC	Frontier Capital Management Company, LLC	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	18.98%	6.42%	35.36%	25.08%	6.94%	—	92.78%
Contingent Rights	—	—	—	0.00%	—	—	0.00%
Mutual Funds	0.06%	0.18%	0.10%	5.01%	—	0.40%	5.75%
Repurchase Agreement	—	0.07%	0.11%	—	—	—	0.18%
Other Assets (Liabilities)	0.01%	0.10%	0.64%	0.23%	0.31%	0.00%	1.29%

Total Net Assets	19.05%	6.77%	36.21%	30.32%	7.25%	0.40%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	32	12/21/18	$2,721	$(45)

			$2,721	$(45)

		Total Unrealized Appreciation		$—
		Total Unrealized Depreciation		(45)

		Total Net Unrealized Appreciation/(Depreciation)		$(45)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.49%
	Aerospace & Defense — 0.68%
890	AAR Corp.	$43
1,925	Aerojet Rocketdyne Holdings, Inc. (a)	65
573	Aerovironment, Inc. (a)	64
578	Astronics Corp. (a)	25
1,559	Axon Enterprise, Inc.â (a)	107
3,637	Cubic Corp.	265
285	Ducommun, Inc. (a)	12
499	Engility Holdings, Inc. (a)	18
718	Esterline Technologies Corp. (a)	65
1,366	KLX, Inc.	86
2,368	Kratos Defense & Security Solutions, Inc. (a)	35
1,531	Maxar Technologies Ltd.	51
1,277	Mercury Systems, Inc. (a)	71
884	Moog, Inc., Class – A	76
138	National Presto Industries, Inc.	18
288	Sparton Corp. (a)	4
1,384	The KeyW Holding Corp. (a)	12
1,354	Triumph Group, Inc.	32
318	Vectrus, Inc. (a)	10
9,714	Wesco Aircraft Holdings, Inc. (a)	109

		1,168

	Air Freight & Logistics — 0.12%
1,616	Air Transport Services Group, Inc. (a)	35
640	Atlas Air Worldwide Holdings, Inc. (a)	41
760	Echo Global Logistics, Inc. (a)	24
797	Forward Air Corp.	56
884	Hub Group, Inc., Class – A (a)	40
1,142	Radiant Logistics, Inc. (a)	7

		203

	Airlines — 2.83%
349	Allegiant Travel Co.	44
17,417	American Airlines Group, Inc.	719
21,657	Azul SA, ADR (a)	385
4,105	Hawaiian Holdings, Inc.	165
21,465	JetBlue Airways Corp. (a)	416
23,871	Mesa Air Group, Inc. (a)	331
1,384	SkyWest, Inc.	82
1,864	Spirit Airlines, Inc. (a)	88
23,700	United Continental Holdings, Inc. (a)	2,110
63,244	Volaris Aviation Holding Co., ADR^(a)	472

		4,812

	Auto Components — 0.61%
3,074	American Axle & Manufacturing Holdings, Inc. (a)	54
1,361	Cooper Tire & Rubber Co.	39
481	Cooper-Standard Holding, Inc. (a)	58
17,650	Dana Holding Corp.	329
738	Dorman Products, Inc. (a)	57
994	Fox Factory Holding Corp. (a)	69
1,013	Gentherm, Inc. (a)	46
673	LCI Industries	56
11,427	Modine Manufacturing Co. (a)	169
545	Motorcar Parts of America, Inc. (a)	13
446	Shiloh Industries, Inc. (a)	5
588	Standard Motor Products, Inc.	29
744	Stoneridge, Inc. (a)	22
688	Superior Industries, Inc.	12
1,376	Tenneco, Inc.	58

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Auto Components (continued)
548	Tower International, Inc.	$17

		1,033

	Automobiles — 0.02%
832	Winnebago Industries, Inc.	28

	Banks — 5.52%
177	1st Constitution BanCorp	4
426	1st Source, Inc.	22
421	Access National Corp.	11
205	ACNB Corp.	8
324	Allegiance Bancshares, Inc. (a)	14
261	Amalgamated Bank, Class – A (a)	5
238	American National Bankshares, Inc.	9
1,150	Ameris BanCorp	53
251	Ames National Corp.	7
347	Arrow Financial Corp.	13
13,224	Associated Banc-Corp.	345
688	Atlantic Capital Bancshares, Inc. (a)	12
55	Auburn National BanCorp	2
1,203	Banc of California, Inc.	23
487	BancFirst Corp.	29
1,388	BanCorp, Inc. (a)	13
2,559	BancorpSouth Bank	84
465	Bank of Commerce Holdings	6
190	Bank of Marin Bancorp	16
1,503	Bank of N.T. Butterfield & Son Ltd. (The)	78
141	Bank of Princeton (The) (a)	4
179	Bankwell Financial Group, Inc.	6
884	Banner Corp.	55
426	Bar Harbor Bankshares, Inc.	12
253	Baycom Corp. (a)	7
375	BCB BanCorp, Inc.	5
1,101	Berkshire Hills BanCorp, Inc.	45
625	Blue Hills BanCorp, Inc.	15
2,282	Boston Private Financial Holdings, Inc.	31
451	Bridge BanCorp, Inc.	15
2,134	Brookline BanCorp, Inc.	36
539	Bryn Mawr Bank Corp.	25
236	Business First Bancshares, Inc.	6
464	Byline BanCorp, Inc. (a)	11
83	C&F Financial Corp.	5
1,959	Cadence Bancorporation	51
93	Cambridge BanCorp	8
424	Camden National Corp.	18
323	Capital City Bank Group, Inc.	8
269	Capstar Financial Holdings, Inc.	4
524	Carolina Financial Corp.	20
2,101	Cathay BanCorp, Inc.	87
113	CB Financial Services, Inc.	3
489	CBTX, Inc.	17
16,330	Centerstate Bank Corp.	459
808	Central Pacific Financial Corp.	21
295	Central Valley Comm BanCorp	6
86	Century Bancorp, Inc., Class – A	6
1,938	Chemical Financial Corp.	103
86	Chemung Financial Corp.	4
342	Citizens & Northern Corp.	9
420	City Holding Co.	32
292	Civista Bancshares, Inc.	7
420	CNB Financial Corp.	12
250	Codorus Valley BanCorp, Inc.	8
1,986	Columbia Banking System, Inc.	77

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
1,364	Community Bank System, Inc.	$83
641	Community Bankers Trust Corp. (a)	6
121	Community Financial Corp. (The)	4
426	Community Trust Bancorp, Inc.	20
836	ConnectOne Bancorp, Inc.	20
144	County Bancorp, Inc.	4
799	Customers BanCorp, Inc. (a)	19
3,036	CVB Financial Corp.	68
862	Eagle BanCorp, Inc. (a)	44
273	Enterprise BanCorp, Inc.	9
612	Enterprise Financial Services Corp.	32
360	Equity Bancshares, Inc. (a)	14
144	Esquire Financial Holdings, Inc. (a)	4
137	Evans BanCorp, Inc.	6
255	Farmers & Merchants Banco	11
738	Farmers National Banc Corp.	11
442	FB Financial Corp.	17
1,170	FCB Financial Holdings (a)	55
68	Fidelity D&D BanCorp, Inc.	5
566	Fidelity Southern Corp.	14
424	Financial Institutions, Inc.	13
791	First Bancorp	32
43,720	First BanCorp (a)	398
297	First Bancorp, Inc.	9
334	First Bancshares, Inc.	13
402	First Bank/Hamilton	5
1,180	First Busey Corp.	37
245	First Business Financial Services, Inc.	6
142	First Choice BanCorp	4
2,698	First Commonwealth Financial Corp.	44
425	First Community Bancshares, Inc.	14
174	First Community Corp.	4
406	First Connecticut BanCorp, Inc.	12
2,629	First Financial BanCorp	78
1,765	First Financial Bankshares, Inc.	104
336	First Financial Corp.	17
248	First Financial Northwest, Inc.	4
905	First Foundation, Inc. (a)	14
141	First Guaranty Bancshares, Inc.	4
12,702	First Horizon National Corp.	219
232	First Internet BanCorp	7
885	First Interstate BancSystem, Inc., Class – A	40
1,360	First Merchants Corp.	61
321	First Mid-Illinois Bancshares, Inc.	13
9,350	First Midwest Bancorp, Inc.	249
298	First Northwest BanCorp (a)	5
661	First of Long Island Corp. (The)	14
43	First Savings Financial Group, Inc.	3
164	First United Corp.	3
768	Flushing Financial Corp.	19
339	Franklin Financial Network, Inc. (a)	13
4,682	Fulton Financial Corp.	78
586	German American BanCorp, Inc.	21
2,307	Glacier BanCorp, Inc.	99
301	Great Southern Bancorp, Inc.	17
1,632	Great Western Bancorp, Inc.	69
673	Green BanCorp, Inc.	15
680	Guaranty BanCorp	20
231	Guaranty Bancshares, Inc.	7
2,312	Hancock Holding Co.	110
863	Hanmi Financial Corp.	21
382	Harborone BanCorp, Inc. (a)	7
791	Heartland Financial USA, Inc.	46
1,079	Heritage Commerce Corp.	16

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
991	Heritage Financial Corp.	$35
2,000	Hilltop Holdings, Inc.	40
4,329	Home Bancshares, Inc.	95
472	Hometrust Bancshares, Inc. (a)	14
20,488	Hope Bancorp, Inc.	332
1,034	Horizon Bancorp, Inc.	20
333	Howard BanCorp, Inc. (a)	6
3,914	Iberiabank Corp.	318
749	Independent Bank Corp.	62
576	Independent Bank Corp.	14
571	Independent Bank Group, Inc.	38
1,524	International Bancshares Corp.	69
242	Investar Holding Corp.	6
6,718	Investors Bancorp, Inc.	82
1,215	Lakeland Bancorp, Inc.	22
668	Lakeland Financial Corp.	31
267	LCNB Corp.	5
1,287	LegacyTexas Financial Group, Inc.	55
49	Level One BanCorp, Inc.	1
688	Live Oak Bancshares, Inc.	18
758	Macatawa Bank Corp.	9
2,256	MB Financial, Inc.	104
532	MBT Financial Corp.	6
454	Mercantile Bank Corp.	15
174	Metropolitan Bank Holding Corp. (a)	7
113	Mid Penn BanCorp, Inc.	3
80	Middlefield Banc Corp.	4
567	Midland States BanCorp, Inc.	18
435	MidSouth Bancorp, Inc.	7
323	MidWestOne Financial Group, Inc.	11
180	MutualFirst Financial, Inc.	7
202	MVB Financial Corp.	4
775	National Bank Holdings Corp., Class – A	29
197	National Bankshares, Inc.	9
482	National Commerce Corp. (a)	20
1,173	NBT Bancorp, Inc.	45
226	Nicolet Bankshares, Inc. (a)	12
225	Northeast BanCorp	5
200	Northrim BanCorp, Inc.	8
172	Norwood Financial Corp.	7
166	Oak Valley BanCorp	3
1,177	OFG Bancorp	19
123	Ohio Valley Banc Corp.	5
419	Old Line Bancshares, Inc.	13
4,106	Old National Bancorp	79
830	Old Second BanCorp, Inc.	13
553	Opus Bank	15
429	Origin BanCorp, Inc.	16
222	Orrstown Financial Services, Inc.	5
316	Pacific City Financial Corp.	6
470	Pacific Mercantile BanCorp (a)	4
1,228	Pacific Premier Bancorp, Inc. (a)	46
363	Park National Corp.	38
198	Parke BanCorp, Inc.	4
495	Peapack-Gladstone Financial Corp.	15
138	Penns Woods BanCorp, Inc.	6
143	Peoples BanCorp	4
488	Peoples Bancorp, Inc.	17
198	Peoples Financial Services Corp.	8
418	People’s Utah BanCorp	14
8,206	Popular, Inc.	421
372	Preferred Bank	22
299	Premier Financial Bancorp, Inc.	6
353	QCR Holdings, Inc.	14

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
366	RBB BanCorp	$9
258	Reliant BanCorp, Inc.	7
1,329	Renasant Co.	55
266	Republic Bancorp, Inc., Class – A	12
1,197	Republic First Bancorp, Inc. (a)	9
949	S & T BanCorp, Inc.	41
935	Sandy Spring BanCorp, Inc.	37
176	SB One BanCorp	4
1,241	Seacoast Banking Corporation of Florida (a)	36
267	Select BanCorp, Inc. (a)	3
1,258	ServisFirst Bancshares, Inc.	49
367	Shore Bancshares, Inc.	7
389	Sierra Bancorp	11
3,049	Signature Bank	351
2,492	Simmons First National Corp.	73
292	Smartfinancial, Inc. (a)	7
993	South State Corp.	81
191	Southern First Bancshares (a)	8
532	Southern National BanCorp	9
895	Southside Bancshares, Inc.	31
71	Spirit of Texas Bancshares, Inc. (a)	2
1,042	State Bank Financial Corp.	31
604	Stock Yards BanCorp, Inc.	22
317	Summit Financial Group, Inc.	7
3,526	Synovus Financial Corp.	161
7,532	TCF Financial Corp.	179
399	Tompkins TrustCo, Inc.	32
1,781	TowneBank	55
693	TriCo Bancshares	27
618	Tristate Capital Holdings, Inc. (a)	17
644	Triumph Bancorp, Inc. (a)	25
1,832	Trustmark Corp.	62
1,231	UMB Financial Corp.	87
1,803	Union Bankshares Corp.	69
116	Union Bankshares, Inc.	6
2,716	United Bankshares, Inc.	99
2,161	United Community Banks, Inc.	60
397	United Security Bancshare/CA	4
231	Unity BanCorp, Inc.	5
790	Univest Corp.	21
8,811	Valley National Bancorp	99
624	Veritex Holdings, Inc. (a)	18
407	Washington Trust BanCorp, Inc.	23
8,955	Webster Financial Corp.	529
1,438	WesBanco, Inc.	64
455	West Bancorporation, Inc.	11
696	Westamerica Bancorp	42

		9,405

	Beverages — 0.11%
2,808	Castle Brands, Inc. (a)	3
524	Celsius Holdings, Inc. (a)	2
130	Coca-Cola Bottling Co. Consolidated	24
371	Craft Brew Alliance, Inc. (a)	6
357	MGP Ingredients, Inc.	28
324	National Beverage Corp. (a)	38
887	Primo Water Corp. (a)	16
231	The Boston Beer Co., Inc., Class – A (a)	66

		183

	Biotechnology — 4.74%
868	Abeona Therapeutics, Inc. (a)	11
2,659	Acadia Pharmaceuticals, Inc. (a)	55
7,678	Acceleron Pharma, Inc. (a)	439

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
859	Achaogen, Inc. (a)	$3
3,829	Achillion Pharmaceuticals, Inc. (a)	14
1,204	Acorda Therapeutics, Inc. (a)	24
590	Adamas Pharmaceuticals, Inc. (a)	12
425	ADMA Biologics, Inc. (a)	3
1,722	Aduro Biotech, Inc. (a)	13
1,369	Adverum Biotechnologies, Inc. (a)	8
395	Aeglea BioTherapeutics, Inc. (a)	4
2,168	Agenus, Inc. (a)	5
1,166	Aimmune Therapeutics, Inc. (a)	32
1,361	Akebia Therapeutics, Inc. (a)	12
228	Albireo Pharma, Inc. (a)	8
1,584	Alder Biopharmaceuticals, Inc. (a)	26
375	Aldeyra Therapeutics, Inc. (a)	5
1,064	Alkermes PLC (a)	45
220	Allakos, Inc. (a)	10
277	Allena Pharmaceuticals, Inc. (a)	3
970	AMAG Pharmaceuticals, Inc. (a)	19
5,214	Amicus Therapeutics, Inc. (a)	63
501	Anaptysbio, Inc. (a)	50
957	Apellis Pharmaceuticals, Inc. (a)	17
354	Aptinyx, Inc. (a)	10
875	Arbutus BioPharma Corp. (a)	8
136	Arcus Biosciences, Inc. (a)	2
1,002	Ardelyx, Inc. (a)	4
1,341	Arena Pharmaceuticals, Inc. (a)	62
2,932	ArQule, Inc. (a)	17
5,538	Array BioPharma, Inc. (a)	84
2,402	Arrowhead Pharmaceuticals, Inc. (a)	46
101	Arsanis, Inc. (a)	—
2,416	Ascendis Pharma A/S, ADR (a)	171
1,139	Atara Biotherapeutics, Inc. (a)	47
1,111	Athenex, Inc. (a)	17
3,034	Athersys, Inc. (a)	6
857	Audentes Therapeutics, Inc. (a)	34
2,517	Aveo Phamaceuticals, Inc. (a)	8
1,443	Avid Bioservices, Inc. (a)	10
162	Avrobio, Inc. (a)	8
1,026	Bellicum Pharmaceuticals, Inc. (a)	6
2,767	BioCryst Pharmaceuticals, Inc. (a)	21
773	Biohaven Pharmaceutical Holding Co. Ltd. (a)	30
165	BioSpecifics Technologies Corp. (a)	10
2,560	BioTime, Inc. (a)	6
1,129	Blueprint Medicines Corp. (a)	88
916	Calithera Biosciences, Inc. (a)	5
135	Calyxt, Inc. (a)	2
882	Cara Therapeutics, Inc. (a)	21
849	CareDx, Inc. (a)	24
1,309	CASI Pharmaceuticals, Inc. (a)	6
279	Catalyst Biosciences, Inc. (a)	3
2,577	Catalyst Pharmaceuticals, Inc. (a)	10
136	Celcuity, Inc. (a)	4
284	Cellular Biomedicine Group, Inc. (a)	5
611	ChemoCentryx, Inc. (a)	8
1,383	Chimerix, Inc. (a)	5
1,284	Clovis Oncology, Inc. (a)	38
550	Cohbar, Inc. (a)	2
1,262	Coherus Biosciences, Inc. (a)	21
574	Concert Pharmaceuticals, Inc. (a)	9
1,424	Corbus Pharmaceuticals Holdings, Inc. (a)	11
336	Corvus Pharmaceuticals, Inc. (a)	3
185	Crinetics Pharmaceuticals, Inc. (a)	5
1,269	CTI BioPharma Corp. (a)	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
443	Cue BioPharma, Inc. (a)	$4
1,203	Cytokinetics, Inc. (a)	12
1,206	CytomX Therapeutics, Inc. (a)	22
228	Deciphera Pharmaceuticals, Inc. (a)	9
1,221	Denali Therapeutics, Inc. (a)	27
1,166	Dicerna Pharmaceuticals, Inc. (a)	18
1,684	Dynavax Technologies Corp. (a)	21
280	Eagle Pharmaceuticals, Inc. (a)	19
1,227	Editas Medicine, Inc. (a)	39
6,292	Emergent BioSolutions, Inc. (a)	414
452	Enanta Pharmaceuticals, Inc. (a)	39
1,520	Epizyme, Inc. (a)	16
615	Esperion Therapeutics, Inc. (a)	27
114	Evelo Biosciences, Inc. (a)	1
6,707	Exact Sciences Corp. (a)	530
1,361	Fate Therapeutics, Inc. (a)	22
265	Fennec Pharmaceuticals, Inc. (a)	2
6,414	Fibrogen, Inc. (a)	390
928	Five Prime Therapeutics, Inc. (a)	13
906	Flexion Therapeutics, Inc. (a)	17
997	Fortress Biotech, Inc. (a)	2
218	Forty Seven, Inc. (a)	3
547	G1 Therapeutics, Inc. (a)	29
553	Genomic Health, Inc. (a)	39
4,547	Geron Corp. ^(a)	8
1,376	Global Blood Therapeutics, Inc. (a)	52
883	GlycoMimetics Industries, Inc. (a)	13
102	GTx, Inc. (a)	—
3,390	Halozyme Therapeutics, Inc. (a)	62
1,870	Heron Therapeutics, Inc. (a)	59
275	Homology Medicines, Inc. (a)	6
516	Idera Pharmaceuticals, Inc. (a)	5
1,001	Immune Design Corp. (a)	3
3,889	ImmunoGen, Inc. (a)	37
3,854	Immunomedics, Inc. (a)	80
2,310	Inovio Pharmaceuticals, Inc. (a)	13
2,071	Insmed, Inc. (a)	42
705	Insys Therapeutics, Inc. (a)	7
886	Intellia Therapeutics, Inc. (a)	25
595	Intercept Pharmaceuticals, Inc. (a)	75
1,907	Intrexon Corp. (a)	33
1,708	Invitae Corp. (a)	29
2,218	Iovance Biotherapeutics, Inc. (a)	25
3,816	Ironwood Pharmaceuticals, Inc. (a)	70
400	Jounce Therapeutics, Inc. (a)	3
2,687	Kadmon Holdings, Inc. (a)	9
1,302	Karyopharm Therapeutics, Inc. (a)	22
2,538	Keryx Biopharmaceuticals, Inc. (a)	9
749	Kindred Biosciences, Inc. (a)	10
172	Kiniksa Pharmaceuticals Ltd. (a)	4
671	Kura Oncology, Inc. (a)	12
577	La Jolla Pharmaceutical Co. (a)	12
1,192	Lexicon Pharmaceuticals, Inc. (a)	13
1,644	Ligand Pharmaceuticals, Inc., Class – B (a)	452
2,240	Loxo Oncology, Inc. (a)	383
1,057	MacroGenics, Inc. (a)	23
187	Madrigal Pharmaceuticals, Inc. (a)	40
3,489	MannKind Corp. (a)	6
1,094	MediciNova, Inc. (a)	14
334	Mersana Therapeutics, Inc. (a)	3
2,867	MiMedx Group, Inc. ^(a)	18
791	Minerva Neurosciences, Inc. (a)	10
753	Miragen Therapeutics, Inc. (a)	4
512	Mirati Therapeutics, Inc. (a)	24

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
308	Molecular Templates, Inc. (a)	$2
2,075	Momenta Pharmaceuticals, Inc. (a)	55
385	Mustang Bio, Inc. (a)	2
14,740	Myriad Genetics, Inc. (a)	679
924	NantKwest, Inc. (a)	3
15,676	Natera, Inc. (a)	375
894	NewLink Genetics Corp. (a)	2
10,266	Novavax, Inc. (a)	19
973	Nymox Pharmaceutical Corp. (a)	2
8,691	OPKO Health, Inc. (a)	30
3,286	Organovo Holdings, Inc. (a)	4
385	Ovid Therapeutics, Inc. (a)	2
4,759	Palatin Technologies, Inc. (a)	5
4,324	PDL BioPharma, Inc. (a)	11
493	Pfenex, Inc. (a)	3
1,482	Pieris Pharmaceuticals, Inc. (a)	8
228	PolarityTE, Inc. (a)	4
1,769	Portola Pharmaceuticals, Inc. (a)	47
2,001	Progenics Pharmaceuticals, Inc. (a)	13
543	Proteostasis Therapeutics, Inc. (a)	1
1,074	Prothena Corp. PLC (a)	14
1,248	PTC Therapeutics, Inc. (a)	59
800	Puma Biotechnology, Inc. (a)	37
344	Ra Pharmaceuticals, Inc. (a)	6
1,094	Radius Health, Inc. (a)	19
414	Recro Pharma, Inc. (a)	3
858	Regenxbio, Inc. (a)	65
1,062	Repligen Corp. (a)	59
199	Replimune Group, Inc. (a)	3
1,080	Retrophin, Inc. (a)	31
322	Rhythm Pharmaceuticals, Inc. (a)	9
4,635	Rigel Pharmaceuticals, Inc. (a)	15
548	Rocket Pharmaceuticals, Inc. (a)	13
323	Rubius Therapeutics, Inc. (a)	8
10,825	Sangamo BioSciences, Inc. (a)	183
630	Savara, Inc. (a)	7
166	Scholar Rock Holding Corp. (a)	4
424	Selecta Biosciences, Inc. (a)	7
618	Seres Therapeutics, Inc. (a)	5
329	Solid Biosciences, Inc. (a)	16
2,955	Sorrento Therapeutics, Inc. (a)	13
867	Spark Therapeutics, Inc. (a)	47
2,728	Spectrum Pharmaceuticals, Inc. (a)	46
190	Spero Therapeutics, Inc. (a)	2
265	Spring Bank Pharmaceuticals, Inc. (a)	3
751	Stemline Therapeutics, Inc. (a)	12
191	Surface Oncology, Inc. (a)	2
362	Syndax Pharmaceuticals, Inc. (a)	3
7,037	Synergy Pharmaceuticals, Inc. ^(a)	12
369	Synlogic, Inc. (a)	5
629	Syros Pharmaceuticals, Inc. (a)	7
628	T2 Biosystems, Inc. (a)	5
7,828	Tesaro, Inc. (a)	305
1,596	TG Therapeutics, Inc. (a)	9
530	Tocagen, Inc. (a)	8
1,002	Tyme Technologies, Inc. (a)	3
5,096	Ultragenyx Pharmaceutical, Inc. (a)	389
133	UNITY Biotechnology, Inc. ^(a)	2
93	Unum Therapeutics, Inc. (a)	1
1,385	Vanda Pharmaceuticals, Inc. (a)	32
729	Veracyte, Inc. (a)	7
1,856	Verastem, Inc. (a)	13
968	Vericel Corp. (a)	14
1,403	Viking Therapeutics, Inc. ^(a)	24

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
737	Vital Therapies, Inc. (a)	$—
578	Voyager Therapeutics, Inc. (a)	11
1,275	Xencor, Inc. (a)	50
132	Xoma Corp. (a)	2
822	Zafgen, Inc. (a)	10
3,633	ZIOPHARM Oncology, Inc.^(a)	12

		8,070

	Building Products — 1.50%
1,121	AAON, Inc.	42
985	Advanced Drainage Systems, Inc.	30
382	American Woodmark Corp. (a)	30
765	Apogee Enterprises, Inc.	32
578	Armstrong Flooring, Inc. (a)	10
3,055	Builders FirstSource, Inc. (a)	45
8,943	Caesarstone Ltd.	166
1,004	Continental Building Products, Inc. (a)	38
426	CSW Industrials, Inc. (a)	23
7,069	Gibraltar Industries, Inc. (a)	322
811	Griffon Corp.	13
495	Insteel Industries, Inc.	18
14,111	Jeld-Wen Holding, Inc. (a)	348
5,721	Masonite International Corp. (a)	367
1,183	NCI Building Systems, Inc. (a)	18
642	Patrick Industries, Inc. (a)	38
1,320	PGT, Inc. (a)	29
975	Quanex Building Products Corp.	18
1,126	Simpson Manufacturing Co., Inc.	82
10,688	Trex Company, Inc. (a)	822
1,622	Universal Forest Products, Inc.	57

		2,548

	Capital Markets — 1.49%
798	Arlington Asset Investment Corp.^	7
11,677	Artisan Partners Asset Management, Inc., Class – A	378
16	Ashford, Inc. (a)	1
70	Associated Capital Group, Inc., Class – A	3
589	B. Riley Financial, Inc.	13
1,267	Blucora, Inc. (a)	51
2,206	Brightsphere Investment Group	27
619	Cohen & Steers, Inc.	25
737	Cowen Group, Inc., Class – A (a)	12
88	Diamond Hill Investment Group	15
944	Donnelley Financial Solutions, Inc. (a)	17
3,128	E*Trade Financial Corp. (a)	164
1,970	Evercore Partners, Inc., Class – A	198
2,669	Federated Investors, Inc., Class – B	64
501	Focus Financial Partners, Inc., Class – A (a)	24
746	Gain Capital Holdings, Inc.	5
115	GAMCO Investors, Inc., Class – A	3
11,370	Greenhill & Co., Inc.	300
405	Hamilton Lane, Inc.	18
905	Houlihan Lokey, Inc.	41
419	International Fcstone, Inc. (a)	20
909	Investment Technology Group, Inc.	20
2,937	Ladenburg Thalmann Financial Services, Inc.	8
6,556	LPL Financial Holdings, Inc.	422
1,211	Moelis & Co., Class – A	66
283	Oppenheimer Holdings, Inc., Class – A	9
398	Piper Jaffray Cos., Inc.	30
539	PJT Partners, Inc.	28
507	Pzena Investment Management, Inc.	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
3,815	Raymond James Financial, Inc.	$351
594	Safeguard Scientifics, Inc. (a)	6
154	Siebert Financial Corp. (a)	2
224	Silvercrest Asset Management Group, Inc.	3
1,885	Stifel Financial Corp.	97
190	Virtus Investment Partners, Inc.	22
2,114	Waddell & Reed Financial, Inc., Class – A	45
230	Westwood Holdings Group, Inc.	12
3,161	WisdomTree Investments, Inc.	27

		2,539

	Chemicals — 2.26%
585	Advanced Emissions Solutions, Inc.	7
830	Advansix, Inc. (a)	28
802	Agrofresh Solutions, Inc. (a)	5
3,543	Albemarle Corp.	354
794	American Vanguard Corp.	14
871	Balchem Corp.	98
198	Chase Corp.	24
2,280	Ferro Corp. (a)	53
1,595	Flotek Industries, Inc. (a)	4
7,986	FMC Corp.	696
721	FutureFuel Corp.	13
1,945	GCP Applied Technologies (a)	52
1,394	H.B. Fuller Co.	72
278	Hawkins, Inc.	12
1,152	Ingevity Corp. (a)	117
3,027	Innophos Holdings, Inc.	134
655	Innospec, Inc.	50
2,727	Intrepid Potash, Inc. (a)	10
397	KMG Chemicals, Inc.	30
570	Koppers Holdings, Inc. (a)	18
18,113	Kraton Performance Polymers, Inc. (a)	853
628	Kronos Worldwide, Inc.	10
668	LSB Industries, Inc. (a)	7
1,223	Marrone Bio Innovations, Inc. (a)	2
976	Minerals Technologies, Inc.	66
1,222	Omnova Solutions, Inc. (a)	12
26,991	Platform Specialty Products Corp. (a)	337
2,169	PolyOne Corp.	95
985	PQ Group Holdings, Inc. (a)	17
354	Quaker Chemical Corp.	72
1,372	Rayonier Advanced Materials, Inc.	25
1,156	Sensient Technologies Corp.	88
548	Stepan Co.	48
573	Trecora Resources (a)	8
716	Tredegar Industries, Inc.	16
1,164	Trinseo SA	91
26,869	Tronox Ltd., Class – A	321
699	Valhi, Inc.	2

		3,861

	Commercial Services & Supplies — 1.85%
1,824	ABM Industries, Inc.	59
2,871	ACCO Brands Corp.	32
1,999	Advanced Disposal Services, Inc. (a)	54
17,401	Aqua Metals, Inc. (a)	45
10,561	ARC Document Solutions, Inc. (a)	30
1,270	Brady Corp., Class – A	56
658	BrightView Holdings, Inc. (a)	11
1,077	Casella Waste Systems, Inc. (a)	33
915	CECO Environmental Corp. (a)	7
600	Cimpress NV (a)	82
23,721	Covanta Holding Corp.	386

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies (continued)
1,315	Deluxe Corp.	$75
708	Ennis, Inc.	14
25,370	Essendant, Inc.	325
2,012	Healthcare Services Group, Inc.	82
411	Heritage-Crystal Clean, Inc. (a)	9
1,631	Herman Miller, Inc.	63
1,174	HNI Corp.	52
11,790	Interface, Inc.	275
1,027	Kimball International, Inc., Class – B	17
1,308	Knoll, Inc.	31
967	LSC Communications, Inc.	11
857	Matthews International Corp., Class – A	43
6,746	McGrath RentCorp	367
1,202	Mobile Mini, Inc.	53
926	MSA Safety, Inc.	99
375	Multi-Color Corp.	23
219	NL Industries, Inc. (a)	1
549	PICO Holdings, Inc.	7
5,085	Pitney Bowes, Inc.	36
869	Quad Graphics, Inc.	18
1,974	RR Donnelley & Sons Co.	11
609	SP Plus Corp. (a)	22
18,528	Steelcase, Inc., Class – A	343
798	Team, Inc. (a)	18
1,515	Tetra Tech, Inc.	103
1,366	The Brink’s Co.	95
414	UniFirst Corp.	72
604	US Ecology, Inc.	45
559	Viad Corp.	33
218	VSE Corp.	7

		3,145

	Communications Equipment — 1.20%
8,711	Acacia Communications, Inc. (a)	360
1,343	ADTRAN, Inc.	24
990	Aerohive Networks, Inc. (a)	4
522	Applied Optoelectronics, Inc. (a)	13
956	CalAmp Corp. (a)	23
1,259	Calix, Inc. (a)	10
728	Casa Systems, Inc. (a)	11
16,713	Ciena Corp. (a)	522
348	Clearfield, Inc. (a)	5
637	Comtech Telecommunications Corp.	23
117	DASAN Zhone Solutions, Inc. (a)	2
784	Digi International, Inc. (a)	11
3,102	Extreme Networks, Inc. (a)	17
3,202	Finisar Corp. (a)	61
2,334	Harmonic, Inc. (a)	13
4,033	Infinera Corp. (a)	29
953	InterDigital, Inc.	76
469	KVH Industries, Inc. (a)	6
7,350	Lumentum Holdings, Inc. (a)	441
845	NETGEAR, Inc. (a)	53
2,113	NetScout Systems, Inc. (a)	53
4,550	Oclaro, Inc. (a)	41
897	Plantronics, Inc.	54
891	Quantenna Communications, Inc. (a)	16
1,368	Ribbon Communications, Inc. (a)	9
1,507	ViaSat, Inc. (a)	96
6,232	Viavi Solutions, Inc. (a)	71

		2,044

	Construction & Engineering — 2.02%
893	Aegion Corp. (a)	23

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering (continued)
550	Ameresco, Inc., Class – A (a)	$8
410	Argan, Inc.	18
1,001	Comfort Systems USA, Inc.	56
820	Dycom Industries, Inc. (a)	69
1,579	EMCOR Group, Inc.	119
6,436	Granite Construction, Inc.	294
1,659	Great Lakes Dredge & Dock Co. (a)	10
1,228	HC2 Holdings, Inc. (a)	8
264	IES Holdings, Inc. (a)	5
411	Infrastructure And Energy Alternatives, Inc. (a)	4
30,639	KBR, Inc.	647
18,401	MasTec, Inc. (a)	822
454	MYR Group, Inc. (a)	15
285	Northwest Pipe Co. (a)	6
254	NV5 Holdings, Inc. (a)	22
822	Orion Group Holdings, Inc. (a)	6
1,131	Primoris Services Corp.	28
751	Sterling Construction Co., Inc. (a)	11
54,339	Tutor Perini Corp. (a)	1,021
14,701	Willscot Corp. (a)	252

		3,444

	Construction Materials — 0.49%
2,342	Eagle Materials, Inc., Class – A	200
37,268	Forterra, Inc. (a)	278
1,513	Martin Marietta Materials, Inc.	275
3,090	Summit Materials, Inc., Class – A (a)	56
434	U.S. Concrete, Inc. (a)	20
60	United States Lime & Minerals, Inc.	5

		834

	Consumer Finance — 0.56%
316	Curo Group Holdings Corp. (a)	10
535	Elevate Credit, Inc. (a)	4
702	Encore Capital Group, Inc. (a)	25
920	Enova International, Inc. (a)	26
1,381	EZCORP, Inc., Class – A (a)	15
1,182	Firstcash, Inc.	97
4,408	Green Dot Corp., Class – A (a)	393
8,634	LendingClub Corp. (a)	33
505	Nelnet, Inc., Class – A	29
8,331	PRA Group, Inc. (a)	300
253	Regional Management Corp. (a)	7
168	World Acceptance Corp. (a)	19

		958

	Containers & Packaging — 0.60%
13,514	Berry Plastics Group, Inc. (a)	654
20,488	Graphic Packaging Holding Co.	287
145	Greif, Inc.	8
706	Greif, Inc., Class – A	38
953	Myers Industries, Inc.	22
191	UFP Technologies, Inc. (a)	7

		1,016

	Distributors — 0.03%
1,235	Core-Mark Holding Co., Inc.	43
302	Funko, Inc. (a)	7
183	Weyco Group, Inc.	6

		56

	Diversified Consumer Services — 1.76%
1,637	Adtalem Global Education, Inc. (a)	79

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Consumer Services (continued)
439	American Public Education, Inc. (a)	$15
407	Cambium Learning Group, Inc. (a)	5
35,309	Career Education Corp. (a)	527
421	Carriage Services, Inc.	9
30,485	Chegg, Inc. (a)	867
2,861	Houghton Mifflin Harcourt Co. (a)	20
1,001	K12, Inc. (a)	18
2,255	Laureate Education, Inc., Class – A (a)	35
983	Regis Corp. (a)	20
1,011	Sotheby’s (a)	50
7,947	Strategic Education, Inc.	1,088
3,724	Weight Watchers International, Inc. (a)	268

		3,001

	Diversified Financial Services — 0.43%
839	Banco Latinoamericano de Comercio Exterior SA, Class – E	18
1,834	Cannae Holdings, Inc. (a)	38
3,918	FGL Holdings (a)	35
14,191	Jefferies Financial Group, Inc.	312
213	Marlin Business Services Corp.	6
43,879	On Deck Capital, Inc. (a)	332

		741

	Diversified Telecommunication Services — 0.76%
290	ATN International, Inc.	21
1,239	Cincinnati Bell, Inc. (a)	20
17,724	Cogent Communications Group, Inc.	989
1,896	Consolidated Communications Holdings, Inc.	25
2,821	Frontier Communications Corp.	18
1,236	Intelsat SA (a)	37
2,648	Iridium Communications, Inc. (a)	60
524	Ooma, Inc. (a)	9
2,044	ORBCOMM, Inc. (a)	22
271	pdvWireless, Inc. (a)	9
6,086	Vonage Holdings Corp. (a)	86
1,064	Windstream Holdings, Inc. (a)	5

		1,301

	Electric Utilities — 0.36%
1,399	ALLETE, Inc.	105
1,116	El Paso Electric Co.	64
1,371	IDACORP, Inc.	136
948	MGE Energy, Inc.	61
1,065	Otter Tail Corp.	51
2,162	PNM Resources, Inc.	85
2,430	Portland General Electric Co.	111
250	Spark Energy, Inc., Class – A	2

		615

	Electrical Equipment — 0.65%
193	Allied Motion Technologies, Inc.	11
1,064	Atkore International Group, Inc. (a)	28
718	AZZ, Inc.	36
1,002	Babcock & Wilcox Enterprises, Inc. (a)	1
13,689	Bloom Energy Corp., Class – A (a)	467
4,823	Encore Wire Corp.	242
606	Energous Corp. (a)	6
1,144	EnerSys	100
2,271	Enphase Energy, Inc. ^(a)	11
1,924	FuelCell Energy, Inc. ^(a)	2
1,647	Generac Holdings, Inc. (a)	93
5,812	Plug Power, Inc. ^(a)	11

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment (continued)
257	Powell Industries, Inc.	$9
90	Preformed Line Products Co.	6
2,565	Sunrun, Inc. (a)	32
891	Thermon Group Holdings, Inc. (a)	23
391	TPI Composites, Inc. (a)	11
463	Vicor Corp. (a)	21
804	Vivint Solar, Inc. (a)	4

		1,114

	Electronic Equipment, Instruments & Components — 4.15%
6,157	Anixter International, Inc. (a)	433
316	Arlo Technologies, Inc. (a)	5
1,277	AVX Corp.	23
772	Badger Meter, Inc.	41
241	BEL Fuse, Inc., Class – B	6
5,586	Belden, Inc.	399
1,272	Benchmark Electronics, Inc.	30
24,324	Celestica, Inc. (a)	263
7,749	Control4 Corp. (a)	266
883	CTS Corp.	30
1,028	Daktronics, Inc.	8
896	Electro Scientific Industries, Inc. (a)	16
367	ePlus, Inc. (a)	34
5,382	Fabrinet (a)	249
458	FARO Technologies, Inc. (a)	29
5,583	Fitbit, Inc., Class – A (a)	30
30,286	Flextronics International Ltd. (a)	397
8,830	II-VI, Inc. (a)	418
5,961	Insight Enterprises, Inc. (a)	322
790	Iteris, Inc. (a)	4
8,690	Itron, Inc. (a)	558
17,733	Jabil Circuit, Inc.	480
1,535	KEMET Corp. (a)	28
743	Kimball Electronics, Inc. (a)	15
2,414	Knowles Corp. (a)	40
2,025	Littelfuse, Inc.	401
1,080	Maxwell Technologies, Inc. (a)	4
89	Mesa Laboratories, Inc.	17
974	Methode Electronics, Inc.	35
496	MTS Systems Corp.	27
368	Napco Security Technologies (a)	6
182	nLight, Inc. (a)	4
4,913	Novanta, Inc. (a)	336
467	OSI Systems, Inc. (a)	36
277	PAR Technology Corp.	6
555	Park Electrochemical Corp.	11
321	PC Connection, Inc.	12
868	Plexus Corp. (a)	51
9,155	Rogers Corp. (a)	1,349
1,841	Sanmina Corp. (a)	51
8,070	ScanSource, Inc. (a)	322
816	SYNNEX Corp.	69
1,053	Tech Data Corp. (a)	75
2,536	TTM Technologies, Inc. (a)	40
3,649	Vishay Intertechnology, Inc.	74
296	Vishay Precision Group, Inc. (a)	11

		7,061

	Energy Equipment & Services — 1.30%
3,449	Archrock, Inc. Com	42
509	Basic Energy Services, Inc. (a)	5
915	Bristow Group, Inc. (a)	11
1,733	C&J Energy Services, Inc. (a)	36

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
1,010	Cactus, Inc., Class – A (a)	$39
685	CARBO Ceramics, Inc. (a)	5
858	Covia Holdings Corp. (a)	8
508	Dawson Geophysical Co. (a)	3
1,790	Diamond Offshore Drilling, Inc. (a)	36
3,689	Dril-Quip, Inc. (a)	192
27,657	Ensco PLC, Class – A, ADR	233
587	Era Group, Inc. (a)	7
890	Exterran Corp. (a)	24
2,229	Forum Energy Technologies, Inc. (a)	23
1,963	Franks International N.V. (a)	17
879	FTS International, Inc. (a)	10
86	Gulfmark Offshore, Inc. (a)	3
3,801	Helix Energy Solutions Group, Inc. (a)	38
1,045	Independence Contract Drilling, Inc. (a)	5
263	Ion Geophysical (a)	4
1,475	Keane Group, Inc. (a)	18
315	Key Energy Services, Inc. (a)	4
553	KLX Energy Services Holdings, Inc. (a)	18
1,187	Liberty Oilfield Services, Inc.	26
338	Mammoth Energy Services, Inc.	10
740	Matrix Service Co. (a)	18
4,874	McDermott International, Inc. (a)	89
358	Natural Gas Services Group, Inc. (a)	8
293	NCS Multistage Holdings, Inc. (a)	5
2,440	Newpark Resources, Inc. (a)	25
399	Nine Energy Service, Inc. (a)	12
39,335	Noble Corp. PLC (a)	277
1,475	Ocean Rig UDW, Inc. (a)	51
2,723	Oceaneering International, Inc. (a)	75
1,644	Oil States International, Inc. (a)	55
279	PHI, Inc. (a)	3
1,899	Pioneer Energy Services Corp. (a)	6
543	Profire Energy, Inc. (a)	2
1,909	ProPetro Holding Corp. (a)	31
123	Quintana Energy Services, Inc. (a)	1
397	RigNet, Inc. (a)	8
3,439	Rowan Cos. PLC, Class – A (a)	65
454	SEACOR Holdings, Inc.	22
467	SEACOR Marine Holdings, Inc. (a)	11
1,208	Select Energy Services, Inc. (a)	14
666	Smart Sand, Inc. (a)	3
675	Solaris Oilfield Infrastructure, Inc. (a)	13
9,452	Superior Energy Services, Inc. (a)	91
4,299	TechnipFMC PLC	134
3,249	TETRA Technologies, Inc. (a)	15
629	Tidewater, Inc. (a)	20
19,695	Transocean Ltd. (a)	275
1,433	Unit Corp. (a)	37
2,167	US Silica Holdings, Inc.	41

		2,224

	Entertainment — 0.55%
1,412	AMC Entertainment Holdings, Inc., Class – A	29
876	Eros International PLC (a)	11
91,162	Global Eagle Entertainment, Inc. (a)	257
2,966	Glu Mobile, Inc. (a)	22
1,481	IMAX Corp. (a)	38
293	Liberty Braves Group (a)	8
949	Liberty Braves Group (a)	26
13,391	Lions Gate Entertainment Corp., Class – B	312
515	Marcus Corp.	22
6,959	Pandora Media, Inc. (a)	66

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Entertainment (continued)
484	Reading International, Inc. (a)	$8
501	Rosetta Stone, Inc. (a)	10
1,162	World Wrestling Entertainment, Inc., Class – A	112

		921

	Equity Real Estate Investment Trusts — 2.45%
2,201	Acadia Realty Trust	62
814	Agree Realty Corp.	43
1,846	Alexander & Baldwin, Inc.	42
59	Alexander’s, Inc.	20
1,069	American Assets Trust, Inc.	40
2,326	Americold Realty Trust	58
1,262	Armada Hoffler Properties, Inc.	19
2,290	Ashford Hospitality Trust	15
683	Bluerock Residential Growth REIT, Inc.	7
773	Braemar Hotels & Resorts, Inc.	9
189	BRT Apartments Corp.	2
2,086	CareTrust REIT, Inc.	37
1,322	Catchmark Timber Trust, Inc.	15
4,578	CBL & Associates Properties, Inc.	18
2,552	Cedar Realty Trust, Inc.	12
1,223	Chatham Lodging Trust	26
1,605	Chesapeake Lodging Trust	51
1,010	City Office REIT, Inc.	13
485	Clipper Realty, Inc.	7
488	Community Healthcare Trust, Inc.	15
3,226	CoreCivic, Inc.	78
337	Corenergy Infrastructure Trust, Inc.	13
1,128	CorePoint Lodging, Inc.	22
7,192	Corporate Office Properties Trust	214
11,424	Cousins Properties, Inc.	102
9,884	DiamondRock Hospitality Co.	115
1,636	Easterly Government Properties, Inc.	32
946	EastGroup Properties, Inc.	90
931	Farmland Partners, Inc.	6
3,384	First Industrial Realty Trust, Inc.	106
1,837	Four Corners Property Trust, Inc.	47
2,892	Franklin Street Properties Corp.	23
1,402	Front Yard Residential Corp.	15
856	Getty Realty Corp.	24
793	Gladstone Commercial Corp.	15
315	Gladstone Land Corp.	4
559	Global Medical REIT, Inc.	5
1,868	Global Net Lease, Inc.	39
2,669	Government Properties Income Trust	30
4,357	Gramercy Property Trust	119
3,368	Healthcare Realty Trust, Inc.	99
968	Hersha Hospitality Trust	22
2,321	Independence Realty Trust, Inc.	24
559	Industrial Logistics Property Trust	13
1,174	InfraREIT, Inc.	25
158	Innovative Industrial Properties, Inc.	8
3,346	Investors Real Estate Trust	20
1,822	iStar, Inc.	20
387	Jernigan Capital, Inc.	7
2,281	Kite Realty Group Trust	38
3,026	LaSalle Hotel Properties	105
5,887	Lexington Realty Trust	49
1,082	LTC Properties, Inc.	48
2,447	Mack-Cali Realty Corp.	52
835	Medequities Realty Trust, Inc.	8
2,055	Monmouth Real Estate Investment Corp., Class – A	34

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
1,108	National Health Investors, Inc.	$84
1,535	National Storage Affiliates	39
2,029	New Senior Investment Group, Inc.	12
448	Nexpoint Residential Trust, Inc.	15
1,216	NorthStar Realty Europe Corp.	17
418	One Liberty Properties, Inc.	12
1,860	Pebblebrook Hotel Trust	68
1,896	Pennsylvania Real Estate Investment Trust	18
4,963	Physicians Realty Trust	84
3,531	Piedmont Office Realty Trust, Inc., Class – A	67
1,673	Potlatch Corp.	69
1,081	Preferred Apartment Communities, Inc., Class – A	19
548	PS Business Parks, Inc.	70
1,404	QTS Realty Trust, Inc., Class – L	60
2,144	Ramco-Gershenson Properties Trust	29
3,019	Retail Opportunity Investments Corp.	56
2,461	Rexford Industrial Realty, Inc.	79
4,725	RLJ Lodging Trust	104
1,215	Ryman Hospitality Properties, Inc.	105
4,834	Sabra Healthcare REIT, Inc.	112
216	Safety Income and Growth, Inc.	4
314	Saul Centers, Inc.	18
1,744	Select Income REIT	38
869	Seritage Growth Properties	41
1,130	Spirit MTA REIT	13
2,853	STAG Industrial, Inc.	78
2,830	Summit Hotel Properties, Inc.	38
6,206	Sunstone Hotel Investors, Inc.	102
2,534	Tanger Factory Outlet Centers, Inc.	58
1,488	Terreno Realty Corp.	56
3,266	The Geo Group, Inc.	82
1,289	Tier REIT, Inc.	31
883	UMH Properties, Inc.	14
350	Universal Health Realty Income Trust	26
3,014	Urban Edge Properties	67
830	Urstadt Biddle Properties, Inc., Class – A	18
5,053	Washington Prime Group, Inc.	37
2,171	Washington Real Estate Investment Trust	67
1,030	Whitestone REIT	14
2,963	Xenia Hotels & Resorts, Inc.	70

		4,173

	Food & Staples Retailing — 0.46%
1,158	BJ’s Wholesale Club Holdings, Inc., Class – C (a)	31
11,658	Chefs’ Warehouse Holdings LLC (a)	425
400	Ingles Markets, Inc., Class – A	14
208	Natural Grocers by Vitamin Cottage, Inc. (a)	4
2,767	Performance Food Group Co. (a)	92
599	PriceSmart, Inc.	48
28,443	Rite Aid Corp. ^(a)	36
704	Smart & Final Stores, Inc. (a)	4
953	SpartanNash Co.	19
1,050	SuperValu, Inc. (a)	34
735	The Andersons, Inc.	28
1,382	United Natural Foods, Inc. (a)	41
237	Village Super Market, Inc., Class – A	6
264	Weis Markets, Inc.	11

		793

	Food Products — 0.45%
63	Alico, Inc.	2

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
1,778	B&G Foods, Inc., Class – A^	$49
438	Calavo Growers, Inc.	42
841	Cal-Maine Foods, Inc.	41
12,341	Darling Ingredients, Inc. (a)	238
2,466	Dean Foods Co.	18
250	Farmer Brothers Co. (a)	7
827	Fresh Del Monte Produce, Inc.	28
708	Freshpet, Inc. (a)	26
2,658	Hostess Brands, Inc. (a)	29
407	J&J Snack Foods Corp.	61
237	John B. Sanfilippo & Son, Inc.	17
513	Lancaster Colony Corp.	77
773	Landec Corp. (a)	11
352	Limoneira Co.	9
552	Sanderson Farms, Inc.	57
207	Seneca Foods Corp., Class – A (a)	7
1,656	Simply Good Foods Co. (The) (a)	32
475	Tootsie Roll Industries, Inc. ^	14

		765

	Gas Utilities — 0.35%
434	Chesapeake Utilities Corp.	36
2,369	New Jersey Resources Corp.	109
774	Northwest Natural Gas Co.	52
1,416	One Gas, Inc.	118
202	RGC Resources, Inc.	5
2,331	South Jersey Industries, Inc.	82
1,328	Southwest Gas Corp.	105
1,339	Spire, Inc.	98

		605

	Health Care Equipment & Supplies — 7.14%
2,397	Accuray, Inc. (a)	11
1,010	AngioDynamics, Inc. (a)	22
398	Anika Therapeutics, Inc. (a)	17
4,148	Antares Pharma, Inc. (a)	14
905	AtriCure, Inc. (a)	32
39	Atrion Corp.	27
1,273	Avanos Medical, Inc. (a)	87
8,782	AxoGen, Inc. (a)	324
13,940	Cardiovascular Systems, Inc. (a)	546
3,516	Cerus Corp. (a)	25
685	CONMED Corp.	54
959	CryoLife, Inc. (a)	34
632	Cryoport, Inc. (a)	8
365	Cutera, Inc. (a)	12
712	CytoSorbents Corp. (a)	9
5,629	Dexcom, Inc. (a)	805
4,176	Edwards Lifesciences Corp. (a)	727
2,095	Endologix, Inc. (a)	4
186	Fonar Corp. (a)	5
1,464	GenMark Diagnostics, Inc. (a)	11
9,015	Glaukos Corp. (a)	585
1,971	Globus Medical, Inc., Class – A (a)	112
1,412	Haemonetics Corp. (a)	162
398	Helius Medical Technologies, Inc. (a)	4
180	Heska Corp. (a)	20
479	Inogen, Inc. (a)	117
14,049	Insulet Corp. (a)	1,487
849	Integer Holdings Corp. (a)	70
172	Intricon Corp. (a)	10
889	Invacare Corp.	13
73	Iradimed Corp. (a)	3
9,869	iRhythm Technologies, Inc. (a)	934

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
1,139	K2M Group Holdings, Inc. (a)	$31
1,001	Lantheus Holdings, Inc. (a)	15
421	LeMaitre Vascular, Inc.	16
1,323	LivaNova PLC (a)	164
1,159	Meridian Bioscience, Inc.	17
1,446	Merit Medical Systems, Inc. (a)	89
871	Natus Medical, Inc. (a)	31
1,366	Neogen Corp. (a)	98
1,427	Neuronetics, Inc. (a)	46
787	Nevro Corp. (a)	45
18,167	Novocure Ltd. (a)	952
1,396	NuVasive, Inc. (a)	99
349	Nuvectra Corp. (a)	8
1,778	NxStage Medical, Inc. (a)	50
1,624	OraSure Technologies, Inc. (a)	25
472	Orthofix Medical, Inc. (a)	27
168	Orthopediatrics Corp. (a)	6
731	Oxford Immunotec Global PLC (a)	12
275	Pulse Biosciences, Inc.^(a)	4
903	Quidel Corp. (a)	59
1,392	Rockwell Medical Technologies, Inc. ^(a)	6
1,607	RTI Surgical, Inc. (a)	7
277	Seaspine Holdings Corp. (a)	4
1,746	Senseonics Holdings, Inc. (a)	8
620	Sientra, Inc. (a)	15
27,819	STAAR Surgical Co. (a)	1,335
2,565	Steris PLC	293
362	SurModics, Inc. (a)	27
465	Tactile Systems Technology, Inc. (a)	33
26,655	Tandem Diabetes Care, Inc. (a)	1,142
3,824	The Cooper Companies, Inc.	1,060
4,339	Transenterix, Inc. ^(a)	25
98	Utah Medical Products, Inc.	9
1,032	Varex Imaging Corp. (a)	30
1,631	Viewray, Inc. (a)	15
3,378	Wright Medical Group NV (a)	98

		12,192

	Health Care Providers & Services — 1.94%
353	AAC Holdings, Inc. (a)	3
15,840	Acadia Healthcare Company, Inc. (a)	557
256	Addus HomeCare Corp. (a)	18
727	Amedisys, Inc. (a)	91
352	American Renal Associates Holdings, Inc. (a)	8
1,300	AMN Healthcare Services, Inc. (a)	71
96	Apollo Medical Holdings, Inc. (a)	2
3,375	BioScrip, Inc. (a)	10
877	Biotelemetry, Inc. (a)	57
5,053	Brookdale Senior Living, Inc. (a)	50
718	Capital Senior Living Corp. (a)	7
464	Civitas Solutions, Inc. (a)	7
2,331	Community Health Systems, Inc. (a)	8
256	CorVel Corp. (a)	15
1,016	Cross Country Healthcare, Inc. (a)	9
22,868	Diplomat Pharmacy, Inc. (a)	443
4,295	Encompass Health Corp.	335
1,336	Genesis Healthcare, Inc. (a)	2
1,471	HealthEquity, Inc. (a)	139
4,963	LHC Group, Inc. (a)	510
980	LifePoint Hospitals, Inc., Class – A (a)	63
665	Magellan Health Services, Inc. (a)	48
5,385	MEDNAX, Inc. (a)	251
327	National Healthcare Corp.	25

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
298	National Research Corp., Class – A	$12
1,651	Owens & Minor, Inc.	27
2,216	Patterson Companies, Inc.	54
274	Petiq, Inc. (a)	11
313	Providence Service Corp. (a)	21
678	Quorum Health Corp. (a)	4
2,774	R1 RCM, Inc. (a)	28
1,024	RadNet, Inc. (a)	15
2,932	Select Medical Holdings Corp. (a)	54
522	Surgery Partners, Inc. (a)	9
2,304	Tenet Healthcare Corp. (a)	66
1,333	The Ensign Group, Inc.	51
1,079	Tivity Health, Inc. (a)	35
8,278	Triple-S Management Corp., Class – A (a)	156
336	U.S. Physical Therapy, Inc.	40

		3,312

	Health Care Technology — 1.09%
4,734	Allscripts Healthcare Solutions, Inc. (a)	67
1,894	Castlight Health, Inc., Class – B (a)	5
329	Computer Programs & Systems, Inc.	9
1,818	Evolent Health, Inc. (a)	52
713	HealthStream, Inc.	22
2,282	HMS Holdings Corp. (a)	75
1,928	Inovalon Holdings, Inc., Class – A (a)	19
206	Inspire Medical System, Inc. (a)	9
1,568	Medidata Solutions, Inc. (a)	115
421	Nanthealth, Inc. (a)	1
1,467	NextGen Healthcare, Inc. (a)	29
1,057	Omnicell, Inc. (a)	76
326	Simulations Plus, Inc.	7
486	Tabula Rasa Healthcare, Inc. (a)	39
15,040	Teladoc, Inc. (a)	1,299
800	Vocera Communications, Inc. (a)	29

		1,853

	Hotels, Restaurants & Leisure — 1.29%
1,723	BBX Capital Corp.	13
2,475	Belmond Ltd. (a)	45
2	Biglari Holdings, Inc., Class – A (a)	2
29	Biglari Holdings, Inc., Class – B (a)	5
557	BJ’s Restaurant, Inc.	40
2,277	Bloomin’ Brands, Inc.	45
209	Bluegreen Vacations Corp.	4
506	Bojangles’, Inc. (a)	8
2,253	Boyd Gaming Corp.	76
1,192	Brinker International, Inc.	56
983	Carrols Restaurant Group, Inc. (a)	14
682	Century Casinos, Inc. (a)	5
321	Churchill Downs, Inc.	88
469	Chuy’s Holdings, Inc. (a)	12
530	Cracker Barrel Old Country Store, Inc.^	78
1,080	Dave & Buster’s Entertainment, Inc.	72
612	Del Frisco’s Restaurant Group, Inc. (a)	5
832	Del Taco Restaurants, Inc. (a)	10
1,668	Denny’s Corp. (a)	25
455	DineEquity, Inc.	37
1,571	Drive Shack, Inc. (a)	9
606	El Pollo Loco Holdings, Inc. (a)	8
1,796	Eldorado Resorts, Inc. (a)	86
92	Empire Resorts, Inc. (a)	1
665	Fiesta Restaurant Group, Inc. (a)	18
491	Golden Entertainment, Inc. (a)	12
655	International Speedway Corp., Class – A	29

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
391	J Alexander’s Holdings, Inc. (a)	$5
739	Jack in the Box, Inc.	62
581	Lindblad Expeditions Holdings, Inc. (a)	9
1,057	Marriott Vacations Worldwide Corp.	117
303	Monarch Casino & Resort, Inc. (a)	14
85	Nathan’s Famous, Inc.	7
333	Noodles & Co. (a)	4
604	Papa John’s International, Inc.	31
2,356	Penn National Gaming, Inc. (a)	78
1,441	Pinnacle Entertainment, Inc. (a)	49
8,432	Planet Fitness, Inc., Class – A (a)	455
594	PlayAGS, Inc. (a)	18
666	Potbelly Corp. (a)	8
266	RCI Hospitality Holdings, Inc.	8
499	Red Lion Hotels Corp. (a)	6
357	Red Robin Gourmet Burgers, Inc. (a)	14
1,889	Red Rock Resorts, Inc., Class – A	50
809	Ruth’s Hospitality Group, Inc.	26
1,486	Scientific Games Corp., Class – A (a)	38
1,515	SeaWorld Entertainment, Inc. (a)	48
665	Shake Shack, Inc., Class – A (a)	42
939	Sonic Corp.	41
275	Speedway Motorsports, Inc.	5
1,842	Texas Roadhouse, Inc., Class – A	127
1,161	The Cheesecake Factory, Inc.	62
605	The Habit Restaurants, Inc. (a)	10
349	Town Sports International Holdings, Inc. (a)	3
799	Wingstop, Inc.	55
557	Zoe’s Kitchen, Inc. (a)	7

		2,202

	Household Durables — 1.78%
351	AV Homes, Inc. (a)	7
295	Bassett Furniture Industries, Inc.	6
842	Beazer Homes USA, Inc. (a)	9
1,903	Cavco Industries, Inc. (a)	481
5,772	Century Communities, Inc. (a)	152
638	Ethan Allen Interiors, Inc.	13
223	Flexsteel Industries, Inc.	7
3,050	Gopro, Inc., Class – A (a)	22
686	Green Brick Partners, Inc. (a)	7
156	Hamilton Beach Brands Holding Co.	3
719	Helen of Troy Ltd. (a)	94
324	Hooker Furniture Corp.	11
3,635	Hovnanian Enterprises, Inc., Class – A (a)	6
594	Installed Building Products, Inc. (a)	23
9,761	iRobot Corp. (a)	1,072
2,324	KB Home	56
1,268	La-Z-Boy, Inc.	40
3,468	LGI Homes, Inc. (a)	165
290	Lifetime Brands, Inc.	3
733	M/I Homes, Inc. (a)	18
1,226	MDC Holdings, Inc.	36
1,048	Meritage Homes Corp. (a)	42
1,177	Roku, Inc. (a)	86
501	Skyline Champion Corp.	14
180	Skyline Champion Corp.	5
426	Sonos, Inc. (a)	7
3,033	Taylor Morrison Home Corp., Class – A (a)	55
381	The New Home Co., Inc. (a)	3
977	TopBuild Corp. (a)	56
4,095	TRI Pointe Homes, Inc. (a)	51
1,386	Tupperware Brands Corp.	46
190	Turtle Beach Corp. (a)	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables (continued)
10,249	Universal Electronics, Inc. (a)	$403
568	Vuzix Corp. (a)	4
887	William Lyon Homes, Class – A (a)	14
768	Zagg, Inc. (a)	11

		3,032

	Household Products — 0.07%
299	Central Garden & Pet Co. (a)	11
1,097	Central Garden & Pet Co., Class – A (a)	36
149	Oil-Dri Corporation of America	6
371	WD-40 Co.	64

		117

	Independent Power and Renewable Electricity Producers — 0.10%
3,356	Atlantic Power Corp. (a)	7
911	Clearway Energy, Inc., Class – A	17
1,778	Clearway Energy, Inc., Class – C	34
1,098	Ormat Technologies, Inc.	60
2,186	Pattern Energy Group, Inc.	43
1,958	Terraform Power, Inc., Class – A	23

		184

	Industrial Conglomerates — 0.03%
991	Raven Industries, Inc.	45

	Insurance — 2.56%
1,245	Ambac Financial Group, Inc. (a)	25
9,183	American Equity Investment Life Holding Co.	326
529	AMERISAFE, Inc.	33
3,009	AmTrust Financial Services, Inc.	44
4,262	Argo Group International Holdings Ltd.	269
15,831	Aspen Insurance Holdings Ltd.	661
5,824	AXIS Capital Holdings Ltd.	336
1,344	Citizens, Inc. (a)	11
4,465	CNO Fincancial Group, Inc.	95
378	Crawford & Co.	3
270	Donegal Group, Inc.	4
505	eHealth, Inc. (a)	14
253	EMC Insurance Group, Inc.	6
871	Employers Holdings, Inc.	39
331	Enstar Group Ltd. (a)	69
1,925	Everest Re Group Ltd.	440
274	FBL Financial Group, Inc., Class – A	21
352	FedNat Holding Co.	9
13,698	Genworth Financial, Inc., Class – A (a)	57
240	Global Indemnity Ltd.	9
9,080	Goosehead Insurance, Inc. (a)	308
852	Greenlight Capital Re Ltd. (a)	11
317	Hallmark Financial Services, Inc. (a)	3
1,688	Hanover Insurance Group, Inc.	208
199	HCI Group, Inc.	9
324	Health Insurance Innovations, Inc., Class – A (a)	20
545	Heritage Insurance Holdings, Inc.	8
1,113	Horace Mann Educators Corp.	50
142	Independence Holding Co.	5
43	Investors Title Co.	7
706	James River Group Holdings	30
1,441	Kemper Corp.	116
274	Kingstone Cos., Inc.	5
524	Kinsale Capital Group, Inc.	33
1,799	Maiden Holdings Ltd.	5

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
2,459	MBIA, Inc. (a)	$26
1,701	National General Holdings Corp.	46
62	National Western Life Group, Inc., Class – A	20
305	NI Holdings, Inc. (a)	5
1,172	Primerica, Inc.	141
1,463	ProAssurance Corp.	69
276	Protective Insurance Corp., Class – B	6
1,065	RLI Corp.	84
405	Safety Insurance Group, Inc.	36
1,577	Selective Insurance Group, Inc.	100
440	State Auto Financial Corp.	13
630	Stewart Information Services Corp.	28
569	The Navigators Group, Inc.	39
2,138	Third Point Reinsurance Ltd. (a)	28
774	Tiptree, Inc., Class B	5
658	Trupanion, Inc. (a)	24
586	United Fire Group, Inc.	30
569	United Insurance Holdings Corp.	13
863	Universal Insurance Holdings, Inc.	42
4,300	W.R. Berkley Corp.	345

		4,389

	Interactive Media & Services — 0.21%
511	Care.com, Inc. (a)	11
1,354	Cargurus, Inc. (a)	75
1,911	Cars.com, Inc. (a)	53
1,991	Liberty TripAdvisor Holdings, Inc., Class – A (a)	30
1,054	QuinStreet, Inc. (a)	14
1,987	The Meet Group, Inc. (a)	10
104	Travelzoo, Inc. (a)	1
2,459	TrueCar, Inc. (a)	35
638	XO Group, Inc. (a)	22
2,203	Yelp, Inc. (a)	108

		359

	Internet & Direct Marketing Retail — 1.59%
713	1-800-FLOWERS.COM, Inc., Class – A (a)	8
216	Duluth Holdings, Inc., Class – B (a)	7
10,360	Etsy, Inc. (a)	532
269	Gaia, Inc. (a)	4
12,162	Groupon, Inc. (a)	46
2,501	GrubHub, Inc. (a)	347
286	Lands’ End, Inc. (a)	5
449	Leaf Group Ltd. (a)	4
1,501	Liberty Expedia Holdings, Class – A (a)	71
785	Liquidity Services, Inc. (a)	5
4,109	NutriSystem, Inc.	152
558	Overstock.com, Inc. (a)	15
546	PetMed Express, Inc.	18
2,209	Quotient Technology, Inc. (a)	34
643	Remark Holdings, Inc. (a)	2
910	Shutterfly, Inc. (a)	60
513	Shutterstock, Inc.	28
477	Stamps.com, Inc. (a)	108
28,813	Stitch Fix, Inc., Class – A (a)	1,262

		2,708

	IT Services — 1.98%
2,089	Acxiom Corp. (a)	103
3,956	Akamai Technologies, Inc. (a)	289
1,866	Alliance Data Systems Corp.	441
52,742	Brightcove, Inc. (a)	443
667	CACI International, Inc., Class – A (a)	123

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
850	Carbonite, Inc. (a)	$30
1,079	Cardtronics PLC (a)	34
332	Cass Information Systems, Inc.	22
649	ConvergeOne Holdings, Inc.	6
2,479	Convergys Corp.	59
903	CSG Systems International, Inc.	36
1,890	Endurance International Group Holdings, Inc. (a)	17
3,344	Euronet Worldwide, Inc. (a)	335
1,841	Everi Holdings, Inc. (a)	17
5,937	EVERTEC, Inc.	143
432	Evo Payments, Inc., Class – A (a)	10
1,245	Exela Technologies, Inc., Class I(a)	9
902	Exlservice Holdings, Inc. (a)	60
3,310	Global Payments, Inc.	422
1,149	GTT Communications, Inc.^(a)	50
206	I3 Verticals, Inc., Class – A (a)	5
994	Information Services Group, Inc. (a)	5
597	Internap Corp. (a)	8
2,896	Limelight Networks, Inc. (a)	15
715	ManTech International Corp., Class – A	45
1,735	MAXIMUS, Inc.	113
841	MoneyGram International, Inc. (a)	4
1,740	NIC, Inc.	26
939	Perficient, Inc. (a)	25
3,903	Perspecta, Inc.	100
365	PFSweb, Inc. (a)	3
872	Presidio, Inc.	13
501	PRGX Global, Inc.	4
1,155	Science Applications International Corp.	93
2,241	ServiceSource International, Inc. (a)	6
1,086	Sykes Enterprises, Inc. (a)	33
961	Syntel, Inc. (a)	39
668	The Hackett Group, Inc.	13
3,411	Travelport Worldwide Ltd.	58
385	TTEC Holdings, Inc.	10
256	Tucows, Inc. (a)	14
1,416	Unisys Corp. (a)	29
760	Virtusa Corp. (a)	41
1,146	Web.com Group, Inc. (a)	32

		3,383

	Leisure Products — 0.86%
935	Acushnet Holdings Corp.	26
1,386	American Outdoor Brands Corp. (a)	22
32,723	Callaway Golf Co.	794
630	Clarus Corp.	7
324	Escalade, Inc.	4
139	Johnson Outdoors, Inc., Class – A	13
569	Malibu Boats, Inc., Class – A (a)	31
197	Marine Products Corp.	5
518	MCBC Holdings, Inc. (a)	19
768	Nautilus, Inc. (a)	11
457	Sturm, Ruger & Co., Inc.	32
28,237	Vista Outdoor, Inc. (a)	504

		1,468

	Life Sciences Tools & Services — 0.47%
729	Accelerate Diagnostics, Inc. (a)	17
890	Cambrex Corp. (a)	61
906	Chromadex Corp. (a)	4
1,368	Codexis, Inc. (a)	23
1,286	ENZO Biochem, Inc. (a)	5
717	Fluidigm Corp. (a)	5

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
853	Harvard Bioscience, Inc.	$4
1,121	Luminex Corp.	34
588	Medpace Holdings, Inc. (a)	35
613	NanoString Technologies, Inc. (a)	11
1,609	NeoGenomics, Inc. (a)	25
27,347	Pacific Biosciences of California, Inc. (a)	149
9,381	Qiagen N.V. (a)	355
109	Quanterix Corp. (a)	2
1,684	Syneos Health, Inc. (a)	87

		817

	Machinery — 4.18%
14,852	Actuant Corp., Class – A	414
262	Alamo Group, Inc.	24
5,920	Albany International Corp., Class – A	471
1,556	Altra Holdings, Inc.	64
202	American Railcar Industries	9
618	Astec Industries, Inc.	31
1,298	Barnes Group, Inc.	92
393	Blue Bird Corp. (a)	10
1,156	Briggs & Stratton Corp.	22
11,110	Chart Industries, Inc. (a)	869
457	CIRCOR International, Inc.	22
596	Columbus McKinnon Corp.	24
750	Commercial Vehicle Group, Inc. (a)	7
385	DMC Global, Inc.	16
600	Douglas Dynamics, Inc.	26
169	Eastern Co. (The)	5
1,039	Energy Recovery, Inc. (a)	9
560	ENPRO Industries, Inc.	41
701	ESCO Technologies, Inc.	48
2,058	Evoqua Water Technologies Co. (a)	37
1,607	Federal Signal Corp.	43
1,261	Franklin Electric Co., Inc.	60
344	Freightcar America, Inc. (a)	6
268	Gencor Industries, Inc. (a)	3
601	Global Brass & Copper Holdings, Inc.	22
283	Graham Corp.	8
2,177	Harsco Corp. (a)	62
1,717	Hillenbrand, Inc.	90
180	Hurco Companies, Inc.	8
286	Hyster-Yale Materials Handling, Inc., Class – A	18
850	John Bean Technologies Corp.	101
296	Kadant, Inc.	32
2,213	Kennametal, Inc.	96
38,332	Kornit Digital Ltd. (a)	839
248	L.B. Foster Co., Class – A (a)	5
289	Lindsay Corp.	29
462	Lydall, Inc. (a)	20
350	Manitex International, Inc. (a)	4
954	Manitowoc Co., Inc. (a)	23
23,347	Meritor, Inc. (a)	452
1,874	Milacron Holdings Corp. (a)	38
283	Miller Industries, Inc.	8
1,550	Mueller Industries, Inc.	45
4,184	Mueller Water Products, Inc., Class – A	48
1,336	Navistar International Corp. (a)	51
763	NN, Inc.	12
80	Omega Flex, Inc.	6
251	Park-Ohio Holdings Corp.	10
7,640	Proto Labs, Inc. (a)	1,235
649	RBC Bearings, Inc. (a)	98
4,902	REV Group, Inc.	77

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
2,839	Rexnord Corp. (a)	$87
962	Spartan Motors, Inc.	14
1,164	SPX Corp. (a)	39
1,140	SPX FLOW, Inc. (a)	59
344	Standex International Corp.	36
773	Sun Hydraulics Corp.	42
482	Tennant Co.	37
4,460	Terex Corp.	178
488	The Gorman-Rupp Co.	18
861	The Greenbrier Companies, Inc.	52
1,378	Titan International, Inc.	10
13,219	TriMas Corp. (a)	402
254	Twin Disc, Inc. (a)	6
1,542	Wabash National Corp.	28
1,358	WABCO Holdings, Inc. (a)	160
752	Watts Water Technologies, Inc., Class – A	62
1,456	Woodward, Inc.	118

		7,138

	Marine — 0.23%
1,408	Costamare, Inc.	9
1,146	Eagle Bulk Shipping, Inc. (a)	6
232	Genco Shipping & Trading Ltd. (a)	3
3,816	Kirby Corp. (a)	315
1,146	Matson, Inc.	45
1,494	Safe Bulkers, Inc. (a)	4
1,706	Scorpio Bulkers, Inc.	12

		394

	Media — 0.56%
96	Beasley Broadcast Group, Inc.	1
133	Boston Omaha Corp. (a)	4
6,863	Cardlytics, Inc. (a)	172
2,351	Central Eurpoean Media Enterprises Ltd. (a)	9
1,102	Clear Channel Outdoor Holdings, Inc.	7
33	Daily Journal Corp. (a)	8
666	Emerald Expositions Events, Inc.	11
3,460	Entercom Communications Corp.	27
1,917	Entravision Communications Corp., Class – A	9
733	Fluent, Inc. (a)	2
3,112	Gannett Company, Inc.	31
2,159	Gray Television, Inc. (a)	38
439	Hemisphere Media Group, Inc. (a)	6
1,209	Liberty Lilac Group, Class – A (a)	25
3,089	Liberty Lilac Group, Class – C (a)	64
355	Loral Space & Communications, Inc. (a)	16
1,615	MDC Partners, Inc., Class – A (a)	7
1,082	Meredith Corp.	55
1,651	MSG Networks, Inc., Class – A (a)	43
2,078	National CineMedia, Inc.	22
1,606	New Media Investment Group, Inc.	25
1,216	Nexstar Broadcasting Group, Inc., Class – A	99
115	Saga Communications, Inc.	4
780	Scholastic Corp.	36
1,949	Sinclair Broadcast Group, Inc., Class – A	55
549	TechTarget (a)	11
5,974	TEGNA, Inc.	71
1,278	The E.W. Scripps Co., Class – A	21
3,568	The New York Times Co., Class – A	83
469	tronc, Inc. (a)	8
796	Wideopenwest, Inc. (a)	9

		979

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Metals & Mining — 2.29%
7,864	Agnico-Eagle Mines Ltd.	$269
8,623	AK Steel Holding Corp. (a)	42
49,054	Allegheny Technologies, Inc. (a)	1,451
3,789	Carpenter Technology Corp.	223
1,379	Century Aluminum Co. (a)	17
8,089	Cleveland- Cliffs, Inc. (a)	102
20,630	Coeur d’Alene Mines Corp. (a)	110
3,208	Commercial Metals Co.	66
922	Compass Minerals International, Inc.	62
69,861	Ferroglobe PLC	571
61,874	Ferroglobe R&W Insurance Trust Co.*	—
1,540	Gold Resource Corp.	8
350	Haynes International, Inc.	12
12,316	Hecla Mining Co.	34
452	Kaiser Aluminum Corp.	49
544	Materion Corp.	33
273	Olympic Steel, Inc.	6
203	Ramaco Resources, Inc. (a)	2
486	Ryerson Holding Corp. (a)	5
711	Schnitzer Steel Industries, Inc., Class – A	19
1,756	SunCoke Energy, Inc. (a)	20
200	Synalloy Corp.	5
252,518	Tahoe Resources, Inc. (a)	704
1,096	Timkensteel Corp. (a)	16
170	Universal Stainless & Alloy Products, Inc.	4
1,169	Warrior Met Coal, Inc.	32
1,140	Worthington Industries, Inc.	49

		3,911

	Mortgage Real Estate Investment Trusts — 0.38%
788	AG Mortgage Investment Trust, Inc.	14
100	Annaly Capital Management, Inc.	1
2,765	Anworth Mortgage Asset Corp.	13
3,399	Apollo Commercial Real Estate Finance, Inc.	64
331	Arbor Realty Trust, Inc.	4
1,428	Arbor Realty Trust, Inc.	16
777	Ares Commercial Real Estate Corp.	11
1,156	ARMOUR Residential REIT, Inc.	26
3,033	Blackstone Mortgage Trust, Inc.	101
2,477	Capstead Mortgage Corp.	20
348	Cherry Hill Mortgage Investment Corp.	6
2,270	Colony Credit Real Estate, Inc.	50
1,516	Dynex Capital, Inc.	10
877	Exantas Capital Corp.	10
1,193	Granite Point Mortgage Trust, Inc.	23
464	Great Ajax Corp.	6
1,374	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29
3,087	Invesco Mortgage Capital, Inc.	49
428	KKR Real Estate Finance Trust, Inc.	9
2,346	Ladder Capital Corp.	40
3,761	New York Mortgage Trust, Inc.	23
1,458	Orchid Island Capital, Inc.	11
1,678	Pennymac Mortgage Investment Trust	34
2,228	Redwood Trust, Inc.	36
506	Sutherland Asset Management Corp.	8
842	TPG RE Finance Trust, Inc.	17
1,032	Western Asset Mortgage Capital Corp.	10

		641

	Multiline Retail — 0.13%
1,092	Big Lots, Inc.	46
316	Dillard’s, Inc., Class – A	24

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multiline Retail (continued)
8,582	J.C. Penney Co., Inc. ^(a)	$14
1,350	Ollie’s Bargain Outlet Holdings, Inc. (a)	130
921	Sears Holdings Corp. (a)	1

		215

	Multi-Utilities — 0.16%
1,781	Avista Corp.	89
1,455	Black Hills Corp.	85
1,368	NorthWestern Corp.	80
406	Unitil Corp.	21

		275

	Oil, Gas & Consumable Fuels — 3.08%
4,355	Abraxas Petroleum Corp. (a)	10
43	Adams Resources & Energy, Inc.	2
2,518	Alta Mesa Resources, Inc. (a)	11
572	Amyris, Inc. (a)	5
1,344	Approach Resources, Inc.^(a)	3
495	Arch Coal, Inc.	44
946	Ardmore Shipping Corp. (a)	6
350	Berry Petroleum Corp.	6
523	Bonanza Creek Energy, Inc. (a)	16
1,220	California Resources Corp. (a)	59
6,192	Callon Petroleum Co. (a)	74
10,633	Carrizo Oil & Gas, Inc. (a)	268
28,049	Centennial Resource Development, Inc. (a)	614
3,886	Clean Energy Fuels Corp. (a)	10
2,180	Cloud Peak Energy, Inc. (a)	5
777	CONSOL Energy, Inc. (a)	32
437	CVR Energy, Inc.	18
2,270	Delek US Holdings, Inc.	96
12,122	Denbury Resources, Inc. (a)	75
2,448	DHT Holdings, Inc.	12
736	Dorian LPG Ltd. (a)	6
551	Earthstone Energy, Inc. (a)	5
2,722	Eclipse Resources Corp. (a)	3
1,754	Energy Fuels, Inc. (a)	6
858	Energy XXI Gulf Coast, Inc. (a)	7
1,061	EP Energy Corp. (a)	2
38,239	Euronav N.V.	333
750	Evolution Petroleum Corp.	8
2,129	Frontline Ltd./Bermuda (a)	12
25,565	GasLog Ltd.	506
7,890	Golar LNG Ltd.	219
199	Goodrich Petroleum Corp. (a)	3
1,077	Green Plains, Inc.	19
4,721	Gulfport Energy Corp. (a)	49
3,805	Halcon Resources Corp. (a)	17
509	Hallador Energy Co.	3
2,937	Highpoint Resources Corp. (a)	14
593	International Seaways, Inc. (a)	12
16	Isramco, Inc. (a)	2
1,733	Jagged Peak Energy, Inc. (a)	24
4,203	Laredo Petroleum, Inc. (a)	34
1,284	Lilis Energy, Inc. (a)	6
18,159	Matador Resources Co. (a)	600
339	Midstates Petroleum Co., Inc. (a)	3
10,490	Murphy Oil Corp.	350
124	NACCO Industries, Inc., Class – A	4
22,646	Navigator Holdings Ltd. (a)	274
201	Nextdecade Corp. (a)	1
4,047	Nordic American Tankers Limited	8
5,232	Northern Oil & Gas, Inc. (a)	21
7,321	Oasis Petroleum, Inc. (a)	104

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
1,378	Overseas Shipholding Group, Inc. (a)	$4
455	Panhandle Oil & Gas, Inc., Class – A	8
879	Par Petroleum Corp. (a)	18
5,551	PDC Energy, Inc. (a)	272
2,129	Peabody Energy Corp.	76
337	Penn Virginia Corp. (a)	27
981	Renewable Energy Group, Inc. (a)	28
600	Resolute Energy Corp. ^(a)	23
166	REX American Resources Corp. (a)	13
1,544	Ring Energy, Inc. (a)	15
2,117	Sanchez Energy Corp. (a)	5
834	SandRidge Energy, Inc. (a)	9
7,932	Scorpio Tankers, Inc.	16
2,182	Semgroup Corp., Class – A	48
2,238	Ship Finance International Ltd.	31
206	Silverbow Resources, Inc. (a)	5
11,100	SM Energy Co.	350
16,018	Southwestern Energy Co. (a)	82
6,574	SRC Energy, Inc. (a)	58
540	Talos Energy, Inc. (a)	18
1,936	Teekay Shipping Corp.	13
5,985	Teekay Tankers Ltd.	6
2,173	Tellurian, Inc. (a)	19
4,336	Ultra Petroleum Corp. (a)	5
4,044	Uranium Energy Corp. (a)	7
2,594	W&T Offshore, Inc. (a)	25
763	Wildhorse Resource Development Corp. (a)	18
1,811	World Fuel Services Corp.	50
1,289	Zion Oil & Gas, Inc. (a)	2

		5,272

	Paper & Forest Products — 0.21%
1,051	Boise Cascade Co.	39
455	Clearwater Paper Corp. (a)	14
2,386	KapStone Paper & Packaging Corp.	81
3,901	Louisiana-Pacific Corp.	102
460	Neenah Paper, Inc.	40
1,204	P.H. Glatfelter Co.	23
831	Schweitzer-Mauduit International, Inc.	32
930	Verso Corp. (a)	31

		362

	Personal Products — 0.14%
580	e.l.f. Beauty, Inc. (a)	7
1,485	Edgewell Personal Care Co. (a)	69
478	Inter Parfums, Inc.	31
322	Medifast, Inc.	72
224	Natural Health Trends Corp.	5
338	Nature’s Sunshine Products, Inc. (a)	3
222	Revlon, Inc., Class – A ^(a)	5
342	USANA Health Sciences, Inc. (a)	41

		233

	Pharmaceuticals — 1.26%
721	Aclaris Therapeutics, Inc. (a)	10
966	Aerie Pharmaceuticals, Inc. (a)	59
347	Akcea Therapeutics, Inc. (a)	12
2,523	Akorn, Inc. (a)	33
12,631	Amneal Pharmaceuticals, Inc. (a)	280
1,004	Amphastar Pharmaceuticals, Inc. (a)	19
1,875	Ampio Pharmaceuticals, Inc. (a)	1
222	ANI Pharmaceuticals, Inc. (a)	13
1,225	Aratana Therapeutics, Inc. (a)	7
569	Assembly Biosciences, Inc. (a)	21

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
1,637	Assertio Therapeutics, Inc. (a)	$10
720	Clearside Biomedical, Inc. (a)	4
791	Collegium Pharmaceutical, Inc. (a)	12
2,636	Corcept Therapeutics, Inc. (a)	37
767	Corium International, Inc. (a)	7
1,601	Cymabay Therapeutics, Inc. (a)	18
956	Dermira, Inc. (a)	10
315	Dova Pharmaceuticals, Inc. (a)	7
4,132	Durect Corp. (a)	5
565	Eloxx Pharmaceuticals, Inc. (a)	10
6,086	ENDO International PLC(a)	102
1,783	Endocyte, Inc. (a)	32
133	Evolus, Inc. (a)	2
4,491	Horizon Pharma PLC(a)	88
498	Innovate Biopharmaceuticals, Inc. (a)	3
1,874	Innoviva, Inc. (a)	29
799	Intersect ENT, Inc. (a)	23
1,217	Intra-Cellular Therapies, Inc. (a)	26
317	Kala Pharmaceuticals, Inc. (a)	3
806	Lannett Co., Inc. ^ (a)	4
2,266	Mallinckrodt PLC(a)	66
903	Marinus Pharmaceuticals, Inc. (a)	9
477	Melinta Therapeutics, Inc. (a)	2
127	Menlo Therapeutics, Inc. (a)	1
6,104	Myokardia, Inc. (a)	399
3,594	Nektar Therapeutics(a)	219
733	Neos Therapeutics, Inc. (a)	4
861	Ocular Therapeutix, Inc. (a)	6
178	Odonate Therapeutics, Inc. (a)	3
1,258	Omeros Corp. (a)	31
426	Optinose, Inc. (a)	5
1,079	Pacira Pharmaceuticals, Inc. (a)	53
895	Paratek Pharmaceuticals, Inc. (a)	9
539	Phibro Animal Health Corp., Class – A	23
1,413	Prestige Brands Holdings, Inc. (a)	54
506	Reata Pharmaceuticals, Inc., Class – A (a)	41
140	resTORbio, Inc. (a)	2
884	Revance Therapeutics, Inc. (a)	22
245	scPharmaceuticals, Inc. (a)	1
439	Sienna Biopharmaceuticals, Inc. (a)	7
1,363	SIGA Technologies, Inc. (a)	9
1,324	Supernus Pharmaceuticals, Inc. (a)	67
1,283	Teligent, Inc. ^(a)	5
1,552	Tetraphase Pharmaceuticals, Inc. (a)	4
1,869	The Medicines Co. (a)	56
4,582	TherapeuticsMD, Inc. (a)	30
1,171	Theravance Biopharma, Inc. (a)	38
311	Tricida, Inc. (a)	10
473	Wave Life Sciences Ltd. (a)	24
176	Xeris Pharmaceuticals, Inc. (a)	3
1,140	Zogenix, Inc. (a)	57
846	Zomedica Pharmaceuticals Corp. (a)	2

		2,149

	Professional Services — 0.83%
1,484	Acacia Research Corp. (a)	5
1,378	ASGN, Inc. (a)	109
199	Barrett Business Services, Inc.	13
212	BG Staffing, Inc.	6
1,417	CBIZ, Inc. (a)	34
224	CRA International, Inc.	11
1,421	Exponent, Inc.	76
282	Forrester Research, Inc.	13
284	Franklin Covey Co. (a)	7

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Professional Services (continued)
1,030	FTI Consulting, Inc. (a)	$75
366	GP Strategies Corp. (a)	6
504	Heidrick & Struggles International, Inc.	17
606	Huron Consulting Group, Inc. (a)	30
489	ICF International, Inc.	37
1,305	InnerWorkings, Inc. (a)	10
1,041	Insperity, Inc.	123
846	Kelly Services, Inc., Class – A	20
626	Kforce, Inc.	24
7,531	Korn Ferry International	370
493	Mistras Group, Inc. (a)	11
10,979	Navigant Consulting, Inc.	253
269	Reis, Inc.	6
857	Resources Connections, Inc.	14
1,201	TriNet Group, Inc. (a)	68
1,131	TrueBlue, Inc. (a)	29
1,088	WageWorks, Inc. (a)	47
227	Willdan Group, Inc. (a)	8

		1,422

	Real Estate Management & Development — 0.30%
271	Altisource Portfolio Solutions SA ^ (a)	9
75	American Realty Investors, Inc. (a)	1
115	Consolidated-Tomoka Land Co.	7
1,208	Cushman & Wakefield PLC (a)	21
948	Essential Properties Realty Trust, Inc.	13
291	Forestar Group, Inc. (a)	6
186	FRP Holdings, Inc. (a)	12
31	Griffin Industrial Realty, Inc.	1
1,015	HFF, Inc., Class – A	44
3,452	Kennedy-Wilson Holdings, Inc.	75
524	Marcus & Millichap, Inc. (a)	18
148	Maui Land & Pineapple Co., Inc. (a)	2
643	Newmark Group, Inc., Class – A	7
495	RE/MAX Holdings, Inc., Class – A	22
7,950	Realogy Holdings Corp.	165
2,147	Redfin Corp. ^ (a)	40
960	St. Joe Corp. (a)	16
177	Stratus Properties, Inc. (a)	5
568	Tejon Ranch Co. (a)	12
194	The RMR Group, Inc., Class – A	18
34	Transcontinental Realty Investors, Inc. (a)	1
565	Trinity Place Holdings, Inc. (a)	3

		498

	Road & Rail — 0.54%
711	ArcBest Corp.	35
9,067	Avis Budget Group, Inc. (a)	290
328	Covenant Transportation Group, Inc., Class – A (a)	10
1,105	Daseke, Inc. (a)	9
1,308	Heartland Express, Inc.	26
1,514	Hertz Global Holdings, Inc. (a)	25
3,987	Knight-Swift Transportation Holdings, Inc.	137
1,078	Marten Transport Ltd.	23
49	P.A.M. Transportation Services, Inc. (a)	3
3,243	Ryder System, Inc.	237
693	Saia, Inc. (a)	53
245	Universal Truckload Services, Inc.	9
558	US Xpress Enterprise, Inc., Class – A (a)	8
191	USA Truck, Inc. (a)	4
1,293	Werner Enterprises, Inc.	46

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail (continued)
826	YRC Worldwide, Inc. (a)	$7

		922

	Semiconductors & Semiconductor Equipment — 5.30%
184	ACM Research, Inc., Class – A (a)	2
436	Adesto Technologies Corp. (a)	3
1,080	Advanced Energy Industries, Inc. (a)	56
580	Alpha & Omega Semiconductor Ltd. (a)	7
879	Ambarella, Inc. (a)	34
2,826	Amkor Technology, Inc. (a)	21
556	Aquantia Corp. (a)	7
847	Axcelis Technologies, Inc. (a)	17
1,088	AXT, Inc. (a)	8
1,888	Brooks Automation, Inc.	66
701	Cabot Microelectronics Corp.	72
605	CEVA, Inc. (a)	17
1,666	Cirrus Logic, Inc. (a)	64
773	Cohu, Inc.	19
10,409	Cree, Inc. (a)	394
16,036	Cypress Semiconductor Corp.	232
1,076	Diodes, Inc. (a)	36
3,856	Entegris, Inc.	112
12,424	FormFactor, Inc. (a)	171
680	Ichor Holdings Ltd. (a)	14
444	Impinj, Inc. ^ (a)	11
8,946	Inphi Corp. (a)	340
16,970	Integrated Device Technology, Inc. (a)	798
1,829	Kopin Corp. (a)	4
3,182	Lattice Semiconductor Corp. (a)	25
27,664	MA-COM Technology Solutions Holdings, Inc. (a)	570
4,501	Marvell Technology Group Ltd.	87
7,721	Maxim Integrated Products, Inc.	435
1,703	MaxLinear, Inc., Class – A (a)	34
6,911	Monolithic Power Systems, Inc.	868
635	Nanometrics, Inc. (a)	24
972	Neophotonics Corp. (a)	8
134	NVE Corp.	14
6,962	ON Semiconductor Corp. (a)	128
807	PDF Solutions, Inc. (a)	7
1,887	Photronics, Inc. (a)	19
775	Power Integrations, Inc.	49
12,459	Qorvo, Inc. (a)	958
101,497	QuickLogic Corp. ^ (a)	101
2,869	Rambus, Inc. (a)	31
852	Rudolph Technologies, Inc. (a)	21
26,011	Semtech Corp. (a)	1,445
3,398	Silicon Laboratories, Inc. (a)	312
5,686	Skyworks Solutions, Inc.	516
263	SMART Global Holdings, Inc. (a)	8
1,653	SunPower Corp. (a)	12
937	Synaptics, Inc. (a)	43
1,054	Ultra Clean Holdings, Inc. (a)	13
4,773	Universal Display Corp.	563
20,742	Veeco Instruments, Inc. (a)	213
1,498	Xcerra Corp. (a)	21
1,354	Xperi Corp.	20

		9,050

	Software — 6.99%
2,970	2U, Inc. (a)	223
2,456	8x8, Inc. (a)	52
1,243	A10 Networks, Inc. (a)	8
3,117	ACI Worldwide, Inc. (a)	88

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
458	Agilysys, Inc. (a)	$7
8,071	Alarm.com Holding, Inc. (a)	463
818	Altair Engineering, Inc., Class – A (a)	36
754	Alteryx, Inc. (a)	43
603	Amber Road, Inc. (a)	6
789	American Software, Inc., Class – A	10
395	AppFolio, Inc., Class – A (a)	31
905	Apptio, Inc. (a)	33
239	Asure Software, Inc. (a)	3
231	Avalara, Inc. (a)	8
2,886	Avaya Holdings Corp. (a)	64
14,050	Benefitfocus, Inc. (a)	568
1,311	Blackbaud, Inc.	133
19,945	Blackline, Inc. (a)	1,125
1,108	Bottomline Technologies, Inc. (a)	81
3,353	Box, Inc., Class – A (a)	80
211	Carbon Black, Inc. (a)	4
643	ChannelAdvisor Corp. (a)	8
1,454	Cision Ltd. (a)	24
10,733	Cloudera, Inc. (a)	189
1,083	CommVault Systems, Inc. (a)	76
1,470	Cornerstone OnDemand, Inc. (a)	83
13,160	Coupa Software, Inc. (a)	1,041
290	Digimarc Corp. (a)	9
214	Domo, Inc. (a)	5
651	Ebix, Inc.	52
436	eGain Corp. (a)	4
4,562	Ellie Mae, Inc. (a)	432
1,217	Envestnet, Inc. (a)	74
725	Everbridge, Inc. (a)	42
1,563	Five9, Inc. (a)	68
800	Forescout Technologies, Inc. (a)	30
452	Fusion Connect, Inc. (a)	1
1,844	Hortonworks, Inc. (a)	42
6,263	HubSpot, Inc. (a)	945
942	Imperva, Inc. (a)	44
841	Instructure, Inc. (a)	30
1,273	J2 Global, Inc.	105
1,525	LivePerson, Inc. (a)	40
196	Majesco(a)	1
262	MicroStrategy, Inc., Class – A (a)	37
1,162	MINDBODY, Inc., Class – A (a)	47
946	Mitek Systems, Inc. (a)	7
1,912	MobileIron, Inc. (a)	10
7,672	Model N, Inc. (a)	122
1,150	Monotype Imaging Holdings, Inc.	23
11,594	New Relic, Inc. (a)	1,093
29,497	Nuance Communications, Inc. (a)	511
1,987	Nutanix, Inc., Class – A (a)	85
851	Onespan, Inc. (a)	16
411	Park City Group, Inc. (a)	4
5,040	Paylocity Holding Corp. (a)	405
1,250	Progress Software Corp.	44
843	PROS Holdings, Inc. (a)	30
1,009	Q2 Holdings, Inc. (a)	61
276	QAD, Inc., Class – A	16
916	Qualys, Inc. (a)	82
969	Rapid7, Inc. (a)	36
198	Rimini Street, Inc. (a)	1
6,456	RingCentral, Inc., Class – A (a)	601
1,448	Sailpoint Technologies Holding, Inc. (a)	49
197	Secureworks Corp. (a)	3
774	Sendgrid, Inc. (a)	28
190	ShotSpotter, Inc. (a)	12

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
462	SPS Commerce, Inc. (a)	$46
19	SVMK, Inc. (a)	—
1,068	Telaria, Inc. (a)	4
874	Telenav, Inc. (a)	4
335	Tenable Holdings, Inc. (a)	13
871	The Trade Desk, Inc. (a)	131
62,112	TiVo Corp.	773
420	Upland Software, Inc. (a)	14
766	Varonis Systems, Inc. (a)	56
1,729	Verint Systems, Inc. (a)	87
171	Veritone, Inc. (a)	2
1,521	VirnetX Holding Corp. (a)	7
747	Workiva, Inc. (a)	30
2,235	Yext, Inc. (a)	53
1,594	Zix Corp. (a)	9
24,197	Zscaler, Inc. (a)	987

		11,950

	Specialty Retail — 2.50%
1,882	Aaron’s, Inc.	102
1,860	Abercrombie & Fitch Co., Class – A	39
4,383	American Eagle Outfitters, Inc.	109
175	America’s Car-Mart, Inc. (a)	14
551	Asbury Automotive Group, Inc. (a)	38
4,730	Ascena Retail Group, Inc. (a)	22
1,195	AT Home Group, Inc. (a)	38
1,127	Barnes & Noble Education, Inc. (a)	6
1,724	Barnes & Noble, Inc.	10
3,706	Bed Bath & Beyond, Inc.	56
493	Big 5 Sporting Goods Corp.	3
19,721	Boot Barn Holdings, Inc. (a)	560
1,160	Caleres, Inc.	42
878	Camping World Holdings, Inc., Class – A^	19
21,711	Carvana Co. (a)	1,282
3,456	Chico’s FAS, Inc.	30
377	Citi Trends, Inc.	11
521	Conn’s, Inc. (a)	18
1,866	DSW, Inc., Class – A	63
1,994	Express, Inc. (a)	22
1,484	Five Below, Inc. (a)	193
1,090	Francesca’s Holdings Corp. (a)	4
2,710	GameStop Corp., Class – A	41
539	Genesco, Inc. (a)	25
1,984	GNC Holdings, Inc., Class – A (a)	8
521	Group 1 Automotive, Inc.	34
1,584	Guess?, Inc.	36
532	Haverty Furniture Cos., Inc.	12
541	Hibbett Sports, Inc. (a)	10
1,108	Hudson Ltd., Class A (a)	25
392	J. Jill, Inc. (a)	2
464	Kirkland’s, Inc. (a)	5
623	Lithia Motors, Inc.	51
6,329	Lumber Liquidators Holdings, Inc. (a)	98
602	MarineMax, Inc. (a)	13
861	Monro Muffler Brake, Inc.	60
817	Murphy USA, Inc. (a)	70
1,320	National Vision Holdings, Inc. (a)	60
675	New York & Co., Inc. (a)	3
14,990	Office Depot, Inc.	48
1,528	Party City Holdco, Inc. (a)	21
2,334	Pier 1 Imports, Inc.	4
1,198	Rent-A-Center, Inc. (a)	17
524	Restoration Hardware Co. (a)	69
3,311	Sally Beauty Holdings, Inc. (a)	61

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
288	Shoe Carnival, Inc.	$11
1,603	Signet Jewelers Ltd.	106
935	Sleep Number Corp. (a)	34
645	Sonic Automotive, Inc., Class – A	12
1,082	Sportsman’s Warehouse Holdings, Inc. (a)	6
20,048	Tailored Brands, Inc.	505
796	The Buckle, Inc.	18
583	The Cato Corp.	12
439	The Children’s Place Retail Stores, Inc.	56
372	The Container Store Group, Inc. (a)	4
996	Tile Shop Holdings, Inc.	7
415	Tilly’s, Inc., Class – A	8
72	Winmark Corp.	12
522	Zumiez, Inc. (a)	14

		4,259

	Technology Hardware, Storage & Peripherals — 0.11%
3,007	3D Systems Corp. (a)	58
749	Avid Technology, Inc. (a)	4
1,093	Cray, Inc. (a)	23
2,061	Diebold, Inc.^	9
374	Eastman Kodak Co. (a)	1
1,205	Electronics for Imaging, Inc. (a)	42
705	Immersion Corp. (a)	7
1,369	Stratasys Ltd. (a)	32
1,395	USA Technologies, Inc. (a)	10

		186

	Textiles, Apparel & Luxury Goods — 0.54%
1,839	Crocs, Inc. (a)	39
316	Culp, Inc.	8
821	Deckers Outdoor Corp. (a)	97
1,233	Fossil Group, Inc. (a)	29
2,934	G-III Apparel Group Ltd. (a)	141
425	Movado Group, Inc.	18
4,119	Oxford Industries, Inc.	371
369	Perry Ellis International, Inc. (a)	10
167	Rocky Brands, Inc.	5
1,577	Steven Madden Ltd.	83
250	Superior Uniform Group, Inc.	5
426	Unifi, Inc. (a)	12
581	Vera Bradley, Inc. (a)	9
2,524	Wolverine World Wide, Inc.	99

		926

	Thrifts & Mortgage Finance — 0.81%
1,601	Axos Financial, Inc. (a)	55
414	Bankfinancial Corp.	7
1,880	Beneficial BanCorp, Inc.	32
102	Bridgewater Bancshares, Inc. (a)	1
244	BSB BanCorp, Inc. (a)	8
3,485	Capitol Federal Financial, Inc.	44
1,381	Columbia Financial, Inc. (a)	23
876	Dime Community Bancshares	16
200	Entegra Financial Corp. (a)	5
274	ESSA Bancorp, Inc.	4
2,609	Essent Group Ltd. (a)	115
243	Federal Agricultural Mortgage Corp., Class – C	18
560	First Defiance Financial Corp.	17
799	Flagstar Bancorp, Inc. (a)	25
78	FS BanCorp, Inc.	4
95	Greene County BanCorp, Inc.	3
37	Hingham Institution For SVGS	8

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thrifts & Mortgage Finance (continued)
211	Home BanCorp, Inc.	$9
678	HomeStreet, Inc. (a)	18
221	Impac Mortgage Holdings, Inc. (a)	2
2,668	Kearny Financial Corp. of Maryland	37
214	LendingTree, Inc. (a)	49
389	Luther Burbank Corp.	4
195	Malvern BanCorp, Inc. (a)	5
423	Merchants BanCorp/IN	11
1,299	Meridian Bancorp, Inc.	22
252	Meta Financial Group, Inc.	21
9,831	MGIC Investment Corp. (a)	132
1,678	NMI Holdings, Inc. (a)	38
1,191	Northfield BanCorp, Inc.	19
2,588	Northwest Bancshares, Inc.	45
1,279	OceanFirst Financial Corp.	35
3,053	Ocwen Financial Corp. (a)	12
298	OP BanCorp(a)	3
1,094	Oritani Financial Corp.	17
451	PCSB Financial Corp.	9
209	PDL Community BanCorp(a)	3
535	PennyMac Financial Services, Inc.	11
925	PHH Corp. (a)	10
139	Provident BanCorp, Inc. (a)	4
1,678	Provident Financial Services, Inc.	41
248	Prudential BanCorp, Inc.	4
5,870	Radian Group, Inc.	121
635	Riverview BanCorp, Inc.	6
340	SI Financial Group, Inc.	5
199	Southern Missouri BanCorp, Inc.	7
482	Sterling BanCorp, Inc./MI	5
227	Territorial BanCorp, Inc.	7
186	Timberland BanCorp, Inc./WA	6
2,560	TrustCo Bank Corp. NY	22
1,385	United Community Financial Corp.	13
1,400	United Financial Bancorp, Inc.	24
757	Walker & Dunlop, Inc.	40
2,269	Washington Federal, Inc.	73
724	Waterstone Financial, Inc.	12
804	Western New England BanCorp, Inc.	9
8,472	WMIH Corp. (a)	12
1,727	WSFS Financial Corp.	81

		1,389

	Tobacco — 0.27%
2,882	22nd Century Group, Inc. (a)	8
198	Pyxus International, Inc. (a)	5
212	Turning Point Brands, Inc.	9
6,147	Universal Corp.	399
2,799	Vector Group Ltd.	39

		460

	Trading Companies & Distributors — 1.60%
1,514	Aircastle Ltd.	33
1,037	Applied Industrial Technologies, Inc.	81
11,936	Beacon Roofing Supply, Inc. (a)	431
225	Bluelinx Holdings, Inc. (a)	7
21,121	BMC Stock Holdings, Inc. (a)	394
466	CAI International, Inc. (a)	11
7,734	DXP Enterprises, Inc. (a)	310
113	Envirostar, Inc.	4
387	Foundation Building Materials, Inc. (a)	5
1,021	GATX Corp.	88
226	General Finance Corp. (a)	4
900	GMS, Inc. (a)	21

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
871	H&E Equipment Services, Inc.	$33
665	Herc Holdings, Inc. (a)	34
747	Kaman Corp.	50
195	Lawson Products, Inc. (a)	7
13,852	MRC Global, Inc. (a)	260
882	Nexeo Solutions, Inc. (a)	11
2,917	NOW, Inc. (a)	48
121	Rush Enterprises, Inc.	5
805	Rush Enterprises, Inc., Class – A	32
4,394	SiteOne Landscape Supply, Inc. (a)	331
318	Systemax, Inc.	10
750	Textainer Group Holdings Ltd. (a)	10
534	Titan Machinery, Inc. (a)	8
1,442	Triton International Ltd.	48
327	Veritiv Corp. (a)	12
2,397	Watsco, Inc.	427
107	Willis Lease Finance Corp. (a)	4

		2,719

	Transportation Infrastructure — 0.33%
12,036	Macquarie Infrastructure Corp.	555

	Water Utilities — 0.14%
990	American States Water Co.	62
350	Aquaventure Holdings Ltd. (a)	6
228	Artesian Resources Corp.	8
622	Cadiz, Inc. ^ (a)	7
1,298	California Water Service Group	56
329	Connecticut Water Service, Inc.	23
434	Consolidated Water Co. Ltd.	6
222	Global Water Resources, Inc.	2
439	Middlesex Water Co.	21
518	Pure Cycle Corp. (a)	6
477	SJW Corp.	29
368	The York Water Co.	11

		237

	Wireless Telecommunication Services — 0.20%
1,095	Boingo Wireless, Inc. (a)	38
45,670	Gogo, Inc. ^ (a)	236
2,491	NII Holdings, Inc. (a)	15
1,263	Shenandoah Telecommunications Co.	49
498	Spok Holdings, Inc.	8

		346

	Total Common Stocks	161,210

	Contingent Right — 0.00%
	Chemicals — 0.00%
755	Schulman, Inc. *(a)	—

	Total Contingent Right	—

Principal Amount (000)
	U.S. Treasury Obligation — 0.01%
$15	U.S. Treasury Bill, 2.10%, 12/6/18 (b)(c)	15

	Total U.S. Treasury Obligation	15

Shares	Security Description	Value (000)
	Mutual Funds — 4.64%
460,000	Federated Treasury Obligations Fund, Institutional Shares, 1.89% ^^(d)	$460
120,220	State Street Institutional Liquid Reserves Fund, Trust Class, 0.00% (d)	120
7,341,764	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.95% (d)	7,342

	Total Mutual Funds	7,922

Principal Amount (000)
	Repurchase Agreement — 0.27%
$466	Jefferies LLC, 2.25%, 10/1/18 (Purchased on 9/28/18, proceeds at maturity $465,606 collateralized by U.S. Treasury Obligations, 1.97% – 3.42%, 11/15/18 – 8/15/47 fair value $474,829) ^^	466

	Total Repurchase Agreement	466

	Total Investments (cost $129,578) — 99.41%	169,613
	Other assets in excess of liabilities — 0.59%	1,006

	Net Assets—100.00%	$170,619

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $860 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on September 30, 2018.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Frontier Capital Management Company, LLC	BNY Mellon Asset Management North America Corporation*	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	19.77%	33.31%	36.21%	—	5.20%	—	94.49%
Contingent Right	—	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.01%	—	—	—	0.01%
Mutual Funds	0.07%	0.12%	0.20%	1.92%	—	2.33%	4.64%
Repurchase Agreement	—	0.13%	0.14%	—	—	—	0.27%
Other Assets (Liabilities)	0.00%	0.41%	-0.24%	0.19%	0.23%	0.00%	0.59%

Total Net Assets	19.84%	33.97%	36.32%	2.11%	5.43%	2.33%	100.00%

*	Formerly Mellon Capital Management Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	27	12/21/18	$2,296	$(36)

			$2,296	$(36)

		Total Unrealized Appreciation		$—
		Total Unrealized Depreciation		(36)

		Total Net Unrealized Appreciation/(Depreciation)		$(36)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 84.34%
	Equity Real Estate Investment Trusts — 79.98%
46,498	Acadia Realty Trust	$1,303
30,660	Agree Realty Corp.	1,629
44,323	Alexandria Real Estate Equities, Inc.	5,575
32,056	American Tower Corp.	4,658
51,933	Apartment Investment & Management Co., Class – A	2,292
29,403	Boston Properties, Inc.	3,619
43,664	Camden Property Trust	4,086
63,782	Chesapeake Lodging Trust	2,045
72,487	Columbia Property Trust, Inc.	1,714
60,664	Community Healthcare Trust, Inc.	1,879
20,481	Coresite Realty Corp.	2,276
91,340	Corporate Office Properties Trust	2,725
43,005	DDR Corp.	576
79,574	Douglas Emmett, Inc.	3,002
7,684	Equinix, Inc.	3,326
30,111	Equity Lifestyle Properties, Inc.	2,904
16,243	Essex Property Trust, Inc.	4,007
25,940	Extra Space Storage, Inc.	2,247
196,684	HCP, Inc.	5,177
89,781	Invitation Homes, Inc.	2,057
45,003	JBG SMITH Properties	1,657
66,482	Physicians Realty Trust	1,121
6,460	Potlatch Corp.	265
102,437	Prologis, Inc.	6,944
13,868	PS Business Parks, Inc.	1,762
28,481	Public Storage	5,743
59,183	Regency Centers Corp.	3,827

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
101,742	Rexford Industrial Realty, Inc.	$3,252
58,724	Simon Property Group, Inc.	10,380
98,127	Store Capital Corp.	2,727
31,057	Sun Communities, Inc.	3,154
19,547	Taubman Centers, Inc.	1,169
95,435	UDR, Inc.	3,858
116,553	Xenia Hotels & Resorts, Inc.	2,762

		105,718

	Hotels, Restaurants & Leisure — 3.83%
19,246	Hilton Worldwide Holdings, Inc.	1,555
22,154	Hyatt Hotels Corp., Class – A	1,763
6,361	Vail Resorts, Inc.	1,746

		5,064

	Real Estate Management & Development — 0.53%
32,338	Kennedy-Wilson Holdings, Inc.	695

	Total Common Stocks	111,477

	Mutual Funds — 15.32%
870,859	DWS Government Cash Money Market Fund, Institutional Shares, 1.98% (a)	871
19,382,752	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.95% (a)	19,383

	Total Mutual Funds	20,254

	Total Investments (cost $113,583) — 99.66%	131,731
	Other assets in excess of liabilities — 0.34%	451

	Net Assets—100.00%	$132,182

(a)	The rate disclosed is the rate in effect on September 30, 2018.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	—	84.34%	—	84.34%
Mutual Funds	9.34%	0.66%	5.32%	15.32%
Other Assets (Liabilities)	0.17%	0.16%	0.01%	0.34%

Total Net Assets	9.51%	85.16%	5.33%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Dow Jones U.S. Real Estate Index Future	363	12/21/18	$11,543	$(237)

			$11,543	$(237)

		Total Unrealized Appreciation		$—
		Total Unrealized Depreciation		(237)

		Total Net Unrealized Appreciation/(Depreciation)		$(237)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 84.24%
	Australia — 3.11%
274,615	Alumina Ltd. (Metals & Mining)	$550
121,932	Amcor Ltd. (Containers & Packaging)	1,205
371,312	BHP Billiton Ltd. (Metals & Mining)	9,293
141,644	BlueScope Steel Ltd. (Metals & Mining)	1,738
120,998	Boral Ltd. (Construction Materials)	604
29,130	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	629
174,661	Fortescue Metals Group Ltd. (Metals & Mining)	495
189,276	Incitec Pivot Ltd. (Chemicals)	544
191,018	Newcrest Mining Ltd. (Metals & Mining)	2,680
42,062	Orica Ltd. (Chemicals)	518
202,696	Origin Energy Ltd. (Oil, Gas & Consumable Fuels) (a)	1,210
46,159	Rio Tinto Ltd. (Metals & Mining)	2,627
178,448	Santos Ltd. (Oil, Gas & Consumable Fuels)	936
583,052	South32 Ltd. (Metals & Mining)	1,652
87,389	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	2,437

		27,118

	Austria — 0.18%
17,440	OMV AG (Oil, Gas & Consumable Fuels)	980
12,757	Voestalpine AG (Metals & Mining)	583

		1,563

	Belgium — 0.26%
8,116	Solvay SA (Chemicals)	1,088
21,360	Umicore SA (Chemicals)	1,195

		2,283

	Bermuda — 0.28%
197,671	Kosmos Energy Ltd. (Oil, Gas & Consumable Fuels) (a)	1,848
360,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	419
183,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	198

		2,465

	Brazil — 1.61%
70,000	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	162
13,613	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	109
20,577	Duratex SA (Paper & Forest Products)	46
28,000	Fibria Celulose SA (Paper & Forest Products)	522
89,329	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)	1,078
330,812	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	1,993
45,300	Suzano Papel e Celulose SA (Paper & Forest Products)	538
42,803	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	395
286,044	Vale SA, ADR (Metals & Mining)	4,245
333,576	Vale SA (Metals & Mining)	4,936

		14,024

Shares	Security Description	Value (000)
	Canada — 7.44%
62,576	Agnico-Eagle Mines Ltd. (Metals & Mining)	$2,138
18,300	AltaGas Ltd. (Gas Utilities)^	291
39,300	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	438
146,330	Barrick Gold Corp., ADR (Metals & Mining)	1,621
172,333	Barrick Gold Corp. (Metals & Mining)	1,907
44,200	Cameco Corp. (Oil, Gas & Consumable Fuels)	504
143,951	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	4,704
15,500	CCL Industries, Inc., Class B (Containers & Packaging)	699
96,414	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	968
60,400	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	384
80,404	Eldorado Gold Corp. (Metals & Mining) (a)	70
103,311	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,334
72,203	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,331
344,767	Encana Corp. (Oil, Gas & Consumable Fuels)	4,519
218,070	First Quantum Minerals Ltd. (Metals & Mining)	2,485
18,640	Franco-Nevada Corp. (Metals & Mining)	1,166
89,800	Goldcorp, Inc. (Metals & Mining)	915
39,275	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	690
34,260	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	1,109
40,100	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	696
6,970	International Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	46
20,500	Keyera Corp. (Oil, Gas & Consumable Fuels)	549
139,600	Kinross Gold Corp. (Metals & Mining) (a)	380
309,999	Lucara Diamond Corp. (Metals & Mining)^	518
10,100	Methanex Corp. (Chemicals)	797
67,983	Nutrien Ltd. (Chemicals)	3,926
56,171	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	1,909
18,400	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)^	159
23,000	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)^	404
26,900	Seven Generations Energy (Oil, Gas & Consumable Fuels) (a)	321
340,019	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	13,159
59,697	Teck Cominco Ltd., Class B (Metals & Mining)	1,439
23,600	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	416
175,150	TransCanada Corp. (Oil, Gas & Consumable Fuels)^	7,087

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
112,906	Turquoise Hill Resources Ltd. (Metals & Mining) (a)	$240
137,748	Uranium Participation Corp. (Capital Markets) (a)(b)	493
13,000	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)^	428
7,400	West Fraser Timber Co. Ltd. (Paper & Forest Products)	421
48,151	Wheaton Precious Metals Corp. (Metals & Mining)	843
106,300	Yamana Gold, Inc. (Metals & Mining)	265

		64,769

	Chile — 0.30%
114,018	Antofagasta PLC (Metals & Mining)	1,271
140,232	Empresas CMPC SA (Paper & Forest Products)	566
50,814	Empresas Copec SA (Oil, Gas & Consumable Fuels)	785

		2,622

	China — 1.66%
442,000	Aluminum Corporation of China Ltd., H Shares (Metals & Mining) (a)	196
138,700	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	837
229,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	97
324,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	288
203,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	220
2,835,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	2,840
402,800	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	920
3,185,340	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	6,307
140,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	163
2,346,729	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	1,901
392,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	239
208,000	Yanzhou Coal Mining Co., H Shares (Oil, Gas & Consumable Fuels)	241
643,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	248

		14,497

	Colombia — 0.12%
51,680	Cementos Argos SA (Construction Materials)	134
551,082	Ecopetrol SA (Oil, Gas & Consumable Fuels)	750
32,582	Grupo Argos SA (Construction Materials)	180

		1,064

Shares	Security Description	Value (000)
	Denmark — 0.29%
11,094	Christian Hansen Holding A/S (Chemicals)	$1,126
25,258	Novozymes A/S, B Shares (Chemicals)	1,387

		2,513

	Finland — 0.54%
15,181	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	1,255
61,803	Stora Enso Oyj, R Shares (Paper & Forest Products)	1,182
58,354	UPM-Kymmene Oyj (Paper & Forest Products)	2,290

		4,727

	France — 3.72%
44,877	Air Liquide SA (Chemicals)	5,903
7,620	Arkema SA (Chemicals)	944
4,017	Imerys SA (Construction Materials)	297
390,008	Total SA (Oil, Gas & Consumable Fuels)	25,281

		32,425

	Germany — 2.13%
96,088	BASF SE (Chemicals)	8,539
7,951	Covestro AG (Chemicals)	645
18,297	Evonik Industries AG (Chemicals)	655
15,668	HeidelbergCement AG (Construction Materials)	1,224
21,472	K+S AG – Registered (Chemicals)	451
10,268	Lanxess AG (Chemicals)	752
19,552	Linde AG (Chemicals)	4,041
13,835	Symrise AG (Chemicals)	1,263
40,287	ThyssenKrupp AG (Metals & Mining)	1,017

		18,587

	Greece — 0.01%
3,504	Titan Cement Co. SA (Construction Materials)	87

	Hungary — 0.04%
32,032	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	345

	India — 0.64%
143,775	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels) (c)	4,939
34,160	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	271
28,883	Vedanta Ltd., ADR (Metals & Mining)	369

		5,579

	Indonesia — 0.12%
1,607,600	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	198
165,200	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	205
332,700	PT Semen Gresik (Persero) Tbk (Construction Materials)	222
187,500	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	415

		1,040

	Ireland (Republic of) — 0.34%
90,058	CRH PLC (Construction Materials)	2,946

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel — 0.09%
4,298	Frutarom Industries Ltd. (Chemicals)*	$445
57,266	Israel Chemicals Ltd. (Chemicals)	350

		795

	Italy — 0.80%
281,950	Eni SpA (Oil, Gas & Consumable Fuels)	5,330
67,749	Saipem SpA (Energy Equipment & Services) (a)	417
283,278	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	1,180

		6,927

	Japan — 3.44%
16,700	Air Water, Inc. (Chemicals)	307
139,700	Asahi Kasei Corp. (Chemicals)	2,119
31,400	Daicel Corp. (Chemicals)	365
11,700	Hitachi Chemical Co. Ltd. (Chemicals)	238
24,100	Hitachi Metals Ltd. (Metals & Mining)	298
9,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	518
109,900	INPEX Corp. (Oil, Gas & Consumable Fuels)	1,371
57,200	JFE Holdings, Inc. (Metals & Mining)	1,313
21,600	JSR Corp. (Chemicals)	403
346,594	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,619
6,200	Kaneka Corp. (Chemicals)	287
24,500	Kansai Paint Co. Ltd. (Chemicals)^	452
34,700	Kobe Steel Ltd. (Metals & Mining)	309
39,800	Kuraray Co. Ltd. (Chemicals)	598
6,300	Maruichi Steel Tube Ltd. (Metals & Mining)	205
148,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,422
20,300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	432
12,500	Mitsubishi Materials Corp. (Metals & Mining)	374
20,600	Mitsui Chemicals, Inc. (Chemicals)	515
18,300	Nippon Paint Holdings Co. Ltd. (Chemicals)	683
178,400	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	3,774
13,800	Nissan Chemical Industries Ltd. (Chemicals)	729
17,400	Nitto Denko Corp. (Chemicals)	1,304
91,000	Oji Paper Co. Ltd. (Paper & Forest Products)	661
41,015	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,633
21,000	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	445
176,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,030
27,500	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	965
13,600	Taiheiyo Cement Corp. (Construction Materials)	427
11,500	Taiyo Nippon Sanso Corp. (Chemicals)	172
21,000	Teijin Ltd. (Chemicals)	403
155,000	Toray Industries, Inc. (Chemicals)	1,165

Shares	Security Description	Value (000)
	Japan (continued)
18,300	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	$380

		29,916

	Jersey — 1.37%
2,522,347	Glencore International PLC (Metals & Mining)	10,903
28,976	Petrofac Ltd. (Energy Equipment & Services)	245
10,511	Randgold Resources Ltd. (Metals & Mining)	747

		11,895

	Luxembourg — 0.89%
20,237	ArcelorMittal, NYS (Metals & Mining)	625
159,845	ArcelorMittal (Metals & Mining)	4,972
126,537	Tenaris SA (Energy Equipment & Services)	2,120

		7,717

	Malaysia — 0.09%
31,600	Lafarge Malayan Cement Berhad (Construction Materials) (a)	21
269,200	Petronas Chemicals Group Berhad (Chemicals)	609
22,200	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	141
544,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services) (a)	54

		825

	Mexico — 0.33%
1,535,741	CEMEX SAB de CV (Construction Materials)( a)	1,081
401,534	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,156
15,609	Industrias Penoles SAB de CV (Metals & Mining)	269
119,820	Mexichem SAB de CV (Chemicals)	410

		2,916

	Netherlands — 1.09%
27,011	Akzo Nobel N.V. (Chemicals)	2,526
4,889	Core Laboratories N.V. (Energy Equipment & Services)	566
20,625	Koninklijke DSM N.V. (Chemicals)	2,185
7,853	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	387
37,228	LyondellBasell Industries N.V., Class – A (Chemicals)	3,816

		9,480

	New Zealand — 0.04%
77,688	Fletcher Building Ltd. (Construction Materials)(a)	337

	Norway — 1.20%
265,707	Equinor ASA (Oil, Gas & Consumable Fuels)	7,495
333,160	Norsk Hydro ASA (Metals & Mining)	2,001
19,923	Yara International ASA (Chemicals)	979

		10,475

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Papua New Guinea — 0.12%
162,281	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	$1,059

	Peru — 0.03%
21,300	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	286

	Poland — 0.25%
3,383	Grupa Azoty SA (Chemicals)	29
15,267	Grupa Lotos SA (Oil, Gas & Consumable Fuels)	311
5,927	Jastrzebska Spolka Weglowa SA (Metals & Mining)(a)	106
15,706	KGHM Polska Miedz SA (Metals & Mining)(a)	380
37,986	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	1,042
197,692	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	347

		2,215

	Portugal — 0.46%
203,905	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	4,045

	Qatar — 0.02%
30,321	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	143

	Russia — 1.90%
289,200	ALROSA AO (Metals & Mining)	472
30,500	Gazprom Neft PJSC, ADR (Oil, Gas & Consumable Fuels)	869
654,251	Gazprom OAO, ADR (Oil, Gas & Consumable Fuels)	3,271
47,296	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	3,628
130,218	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	2,238
10,530	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,938
10,897	Phosagro OAO, GDR (Chemicals)	148
132,013	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	991
23,380	Severstal, Registered Shares, GDR (Metals & Mining)	389
161,639	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	669
25,684	Tatneft PJSC, ADR (Oil, Gas & Consumable Fuels)	1,965

		16,578

	South Africa — 0.49%
6,051	Anglo Platinum Ltd. (Metals & Mining)	198
45,789	AngloGold Ashanti Ltd. (Metals & Mining)	397
23,659	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	243
92,164	Gold Fields Ltd. (Metals & Mining)	222
70,067	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	136
13,273	Mondi Ltd. (Paper & Forest Products)	365

Shares	Security Description	Value (000)
	South Africa (continued)
60,742	Sappi Ltd. (Paper & Forest Products)	$381
58,293	Sasol Ltd. (Chemicals)	2,259
82,919	Sibanye Gold Ltd. (Metals & Mining) (a)	50

		4,251

	South Korea — 1.02%
5,708	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	284
12,018	Hanwha Chemical Corp. (Chemicals)	209
1,730	Honam Petrochemical Corp. (Chemicals)	434
301	Hyosung Advanced Materials Corp. (Chemicals) (a)	38
214	Hyosung Chemical Corp. (Chemicals) (a)	30
928	Hyosung Corp. (Industrial Conglomerates)	40
628	Hyosung Heavy Industries Corp. (Electrical Equipment) (a)	34
291	Hyosung TNC Co. Ltd., L Shares (Textiles, Apparel & Luxury Goods) (a)	49
8,982	Hyundai Steel Co. (Metals & Mining)	458
3,365	Korea Zinc Co. (Metals & Mining)	1,323
2,051	Kumho Petro Chemical Co. Ltd. (Chemicals)	182
5,080	LG Chem Ltd. (Chemicals)	1,674
1,265	OCI Co. Ltd. (Chemicals)	125
7,344	POSCO (Metals & Mining)	1,950
7,482	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,450
5,030	S-Oil Corp. (Oil, Gas & Consumable Fuels)	621

		8,901

	Spain — 0.29%
126,446	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,520

	Sweden — 0.62%
30,684	Boliden AB (Metals & Mining)	856
118,906	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	4,554

		5,410

	Switzerland — 0.91%
918	EMS-Chemie Holding AG, Registered Shares (Chemicals)	547
1,007	Givaudan SA (Chemicals)	2,478
49,650	LafargeHolcim Ltd., Registered Shares (Construction Materials)	2,452
14,656	Sika AG, Registered Shares (Chemicals)	2,135
104,200	Weatherford International PLC (Energy Equipment & Services) (a)	282

		7,894

	Taiwan — 0.83%
264,082	Asia Cement Corp. (Construction Materials)	359
1,293,376	China Steel Corp. (Metals & Mining)	1,080
353,000	Formosa Chemicals & Fibre Corp. (Chemicals)	1,480
128,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	620
435,160	Formosa Plastics Corp. (Chemicals)	1,668
501,010	Nan Ya Plastics Corp. (Chemicals)	1,392

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
410,300	Taiwan Cement Corp. (Construction Materials)	$552
67,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	102

		7,253

	Thailand — 0.60%
139,000	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	82
125,000	Energy Absolute Public Co. Ltd. (Oil, Gas & Consumable Fuels)	187
94,900	Indorama Ventures PCL (Chemicals)	173
1,622,100	IRPC PCL (Oil, Gas & Consumable Fuels)	341
251,055	PTT Chemical Public Co. Ltd. (Chemicals)	631
178,504	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	856
1,225,000	PTT PCL (Oil, Gas & Consumable Fuels)	2,056
45,800	Siam Cement PCL (Construction Materials)	632
91,500	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	250

		5,208

	Turkey — 0.07%
157,059	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	288
54,582	Petkim Petrokimya Holding A/S (Chemicals)	48
13,985	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	311

		647

	United Kingdom — 12.16%
338,268	Anglo American PLC (Metals & Mining)	7,596
732,236	BHP Billiton PLC (Metals & Mining)	15,947
2,074,748	BP PLC (Oil, Gas & Consumable Fuels)	15,934
14,724	Croda International PLC (Chemicals)	998
24,801	Fresnillo PLC (Metals & Mining)	265
21,712	Johnson Matthey PLC (Chemicals)	1,008
104,893	Kazakhmys PLC (Metals & Mining)	751
41,199	Mondi PLC (Paper & Forest Products)	1,130
293,343	Rio Tinto PLC (Metals & Mining)	14,833
911,328	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	31,311
412,882	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	14,469
24,010	TechnipFMC PLC (Energy Equipment & Services)	755
24,600	TechnipFMC PLC (Energy Equipment & Services)	769

		105,766

	United States — 32.34%
22,260	Air Products & Chemicals, Inc. (Chemicals)	3,719
12,278	Albemarle Corp. (Chemicals)	1,225
34,612	Alcoa Corp. (Metals & Mining) (a)	1,398
61,400	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	4,139

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
33,413	Andeavor (Oil, Gas & Consumable Fuels)	$5,129
17,200	Antero Resources Corp. (Oil, Gas & Consumable Fuels)(a)	305
43,900	Apache Corp. (Oil, Gas & Consumable Fuels)	2,093
7,000	Ashland Global Holdings, Inc. (Chemicals)	587
10,000	Avery Dennison Corp. (Containers & Packaging)	1,084
24,100	Axalta Coating Systems Ltd. (Chemicals) (a)	703
45,225	Baker Hughes, Inc. (Energy Equipment & Services)	1,530
34,962	Ball Corp. (Containers & Packaging)	1,538
188,489	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	4,245
15,200	Celanese Corp., Series A (Chemicals)	1,733
25,525	CF Industries Holdings, Inc. (Chemicals)	1,390
21,560	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	1,498
189,166	Chevron Corp. (Oil, Gas & Consumable Fuels)	23,131
10,500	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	976
51,511	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	7,868
136,771	ConocoPhillips (Oil, Gas & Consumable Fuels)	10,586
10,438	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	713
15,700	Crown Holdings, Inc. (Containers & Packaging) (a)	754
16,383	Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	695
101,547	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	4,056
42,621	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	5,762
234,709	DowDuPont, Inc. (Chemicals)	15,094
15,556	Eastman Chemical Co. (Chemicals)	1,489
27,736	Ecolab, Inc. (Chemicals)	4,348
102,959	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	13,134
19,938	EQT Corp. (Oil, Gas & Consumable Fuels)	882
357,765	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	30,417
14,962	FMC Corp. (Chemicals)	1,304
137,717	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	1,917
172,475	Halliburton Co. (Energy Equipment & Services)	6,990
11,800	Helmerich & Payne, Inc. (Energy Equipment & Services)	811
32,848	Hess Corp. (Oil, Gas & Consumable Fuels)	2,351
19,872	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,389
8,700	International Flavors & Fragrances, Inc. (Chemicals)	1,210
42,600	International Paper Co. (Containers & Packaging)	2,093

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
211,100	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	$3,743
98,034	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,282
93,763	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,498
6,228	Martin Marietta Materials, Inc. (Construction Materials)	1,133
18,300	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	610
43,658	National Oilwell Varco, Inc. (Energy Equipment & Services)	1,881
96,887	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	2,793
57,975	Newmont Mining Corp. (Metals & Mining)	1,751
102,815	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	3,207
34,700	Nucor Corp. (Metals & Mining)	2,202
151,718	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	12,467
24,300	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,647
10,300	Packaging Corporation of America (Containers & Packaging)	1,130
17,100	Parsley Energy, Inc., Class – A (Oil, Gas & Consumable Fuels) (a)	500
84,281	Phillips 66 (Oil, Gas & Consumable Fuels)	9,500
29,456	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,131
55,080	Plains GP Holdings LP, Class A (Oil, Gas & Consumable Fuels)	1,351
29,022	PPG Industries, Inc. (Chemicals)	3,167
29,850	Praxair, Inc. (Chemicals)	4,798
165,236	ProPetro Holding Corp. (Energy Equipment & Services)(a)	2,725
20,729	Range Resources Corp. (Oil, Gas & Consumable Fuels)	352
15,474	Reliance Steel & Aluminum Co. (Metals & Mining)	1,320
177,529	Schlumberger Ltd. (Energy Equipment & Services)	10,815
21,600	Sealed Air Corp. (Containers & Packaging)	867
30,279	Southern Copper Corp. (Metals & Mining)	1,306
52,631	Steel Dynamics, Inc. (Metals & Mining)	2,378
51,614	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,906
36,418	The Mosaic Co. (Chemicals)	1,183
8,451	The Sherwin-Williams Co. (Chemicals)	3,847
82,200	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	2,235
92,084	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	10,475
19,217	Valvoline, Inc. (Chemicals)	413
14,500	Vulcan Materials Co. (Construction Materials)	1,613
7,900	W.R. Grace & Co. (Chemicals)	565

Shares	Security Description	Value (000)
	United States (continued)
26,400	WestRock Co. (Containers & Packaging)	$1,411

		281,488

	Total Common Stocks	733,601

	Preferred Stocks — 0.62%	–
	Brazil — 0.45%
17,400	Braskem SA – Preferred, Class A (Chemicals)	251
255,700	Gerdau SA – Preferred (Metals & Mining)	1,082
377,400	Klabin SA – Preferred (Containers & Packaging)	298
435,875	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	2,278

		3,909

	Chile — 0.06%
10,804	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	496

	Germany — 0.05%
7,797	Fuchs Petrolub AG – Preferred (Chemicals)	436

	Russia — 0.05%
174	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	440

	South Korea — 0.01%
578	LG Chem Ltd. – Preferred (Chemicals)	106

	Total Preferred Stocks	5,387

	Right — 0.00%
	France — 0.00%
390,008	Total SA (Oil, Gas & Consumable Fuels)*(d)	—

	Total Right	—

Principal Amount (000)
	U.S. Treasury Obligation — 0.01%
$60	U.S. Treasury Bill, 2.10%, 12/6/18 (b)(e)	60

	Total U.S. Treasury Obligation	60

Shares
	Mutual Funds — 10.20%
4,275,191	Federated Treasury Obligations Fund, Institutional Shares, 1.89%^^(f)	4,275
84,546,738	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.95% (f)	84,547

	Total Mutual Funds	88,822

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Purchased Options — 0.01%
	Total Purchased Options	$46

	Repurchase Agreements — 3.37%
$6,200	Bank of America Corp., 2.25%, 10/1/18 (Purchased on 9/28/18, proceeds at maturity $6,201,163 collateralized by U.S. Treasury Bond 3.00%, 5/15/45, fair value $6,324,120) (b)	$6,200
6,300	BNP Paribas, 2.22%, 10/1/18 (Purchased on 9/28/18, proceeds at maturity $6,301,166 collateralized by U.S. Treasury Obligations, 0.00% -8.00%, 10/11/18—5/15/39, fair value $6,426,084) (b)	6,300
6,300	Deutsche Bank Securities, Inc., 2.24%, 10/1/18 (Purchased on 9/28/18, proceeds at maturity $6,301,176 collateralized by U.S. Treasury Obligations, 2.50%, 5/31/20—1/15/29, fair value $6,426,186) (b)	6,300
4,326	Jefferies LLC, 2.25%, 10/1/18 (Purchased on 9/28/18, proceeds at maturity $4,327,297 collateralized by U.S. Treasury Obligations, 1.97%—3.42%, 11/15/18—8/15/47 fair value $4,413,015)^^	4,326
6,200	NatWest Markets PLC, 2.24%, 10/1/18 (Purchased on 9/28/18, proceeds at maturity $6,201,157 collateralized by U.S. Treasury Note, 1.63%, 5/15/26, fair value $6,324,071) (b)	6,200

	Total Repurchase Agreements	29,326

	Total Investments (cost $699,194) — 98.45%	857,242
	Other assets in excess of liabilities — 1.55%	13,510

	Net Assets—100.00%	$870,752

Amounts designated as “—” are $0 or have been rounded to $0.

Portfolio of Investments is presented on a consolidated basis. See Note 2.K. in the Notes to Portfolios of Investments.

*	Security was fair valued on September 30, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $8,938 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.

(a)	Represents non-income producing security.

(b)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2.K. in the Notes to Portfolios of Investments.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(e)	Rate disclosed represents effective yield at purchase.

(f)	The rate disclosed is the rate in effect on September 30, 2018.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Commodity Returns Strategy Portfolio	BNY Mellon Asset Management North America Corporation*	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	62.42%	—	21.82%	—	84.24%
Preferred Stocks	0.55%	—	0.07%	—	0.62%
Right	0.00%	—	0.00%	—	0.00%
U.S. Treasury Obligation	—	—	0.01%	—	0.01%
Mutual Funds	0.53%	9.23%	0.20%	0.24%	10.20%
Purchased Options	—	—	0.01%	—	0.01%
Repurchase Agreements	0.30%	—	3.07%	—	3.37%
Other Assets	0.87%	0.42%	0.26%	0.00%	1.55%

Total Net Assets	64.67%	9.65%	25.44%	0.24%	100.00%

*	Formerly Mellon Capital Management Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Brent Crude Future (a)	37	10/31/18	$3,061	$222
Brent Crude Future (a)	1	10/29/21	70	13
Canadian Dollar Future	283	12/18/18	21,934	120
Cocoa Future (a)	4	12/13/18	82	(10)
Coffee ‘C’ Future (a)	9	12/18/18	346	(42)
Corn Future (a)	75	12/14/18	1,336	(74)
Cotton No.2 Future (a)	2	12/6/18	76	(15)
Electrolytic Copper Future (a)	23	12/17/18	3,601	41
Electrolytic Copper Future (a)	1	3/18/19	157	—
E-Mini S&P 500 Future	39	12/21/18	5,692	17
Gas Oil Future (a)	12	11/9/18	869	60
Gasoline RBOB Future (a)	2	11/30/18	174	7
Gold 100 Oz Future (a)	32	12/27/18	3,828	(17)
Hard Red Winter Wheat Future (a)	11	12/14/18	281	(53)
Lean Hogs Future (a)	12	12/14/18	278	8
Live Cattle Future (a)	14	12/31/18	666	25
LME Lead Future (a)	5	3/18/19	255	2
MSCI EAFE Index Future	74	12/21/18	7,309	105
MSCI Emerging Markets Index Future	56	12/21/18	2,939	61
Natural Gas Future (a)	53	3/27/19	1,402	5
NY Harbor ULSD Future (a)	6	11/30/18	593	23
NYMEX WTI Crude Future (a)	38	11/19/18	2,776	198
Primary Aluminum Future (a)	17	3/18/19	880	16
Primary Aluminum Future (a)	32	6/17/19	1,668	21
Primary Nickel Future (a)	8	12/17/18	604	(56)
S&P/Toronto Stock Exchange 60 Index Future	146	12/20/18	21,486	90
Silver Future (a)	12	12/27/18	883	(49)
Soybean Future (a)	42	11/14/18	1,776	(107)
Soybean Meal Future (a)	7	12/14/18	216	(19)
Sugar #11 (World) Future (a)	40	2/28/19	502	(39)
Wheat (CBT) Future (a)	28	12/14/18	713	(36)
Zinc Future (a)	8	3/18/19	518	29
Zinc Future (a)	5	6/17/19	323	22

			$87,294	$568

Futures Contracts Sold^
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Brent Crude Future (a)	13	10/30/20	$960	$(146)
Coffee Robusta 10TN Future (a)	5	11/26/18	78	2
Coffee Robusta 10TN Future (a)	16	1/25/19	247	(7)
Gas Oil Future (a)	1	12/12/18	72	—
Live Cattle Future (a)	6	4/30/19	297	(15)
Natural Gas Future (a)	37	10/29/18	1,113	(70)
Natural Gas Future (a)	8	12/27/18	254	(1)
NYMEX WTI Crude Future (a)	5	11/20/19	349	(83)
Wheat (CBT) Future (a)	5	7/12/19	135	13

			$3,505	$(307)

		Total Unrealized Appreciation		$1,099
		Total Unrealized Depreciation		(838)

		Total Net Unrealized Appreciation/(Depreciation)		$261

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Option Contracts

Exchange-traded options purchased as of September 30, 2018 were as follows:

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
Silver Call Option (a)	2	$—	$17.50	11/27/18	$—
Corn Call Option (a)	31	12	360.00	11/23/18	12
Crude Oil Call Option (a)	14	12	85.00	2/14/19	12
Crude Oil Call Option (a)	17	23	85.00	5/16/19	22

Total					$46

Exchange-traded options written as of September 30, 2018 were as follows:

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
Silver Call Option (a)	2	$—	$21.00	11/27/18	$—
Corn Put Option (a)	31	2	330.00	11/23/18	2

Total					$2

Total Return Swap Agreements

Pay/Receive (b)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiuims Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.12%	Bloomberg Silver Subindex (a)	Goldman Sachs International	10/31/18	Monthly	$470	$5	$—	$5
Receive	0.35%	Bloomberg Soybean Meal Index (a)	Barclays Bank PLC	2/28/19	Monthly	224	1	—	1
Receive	0.15%	S&P GSCI Grains Index (a)	Barclays Bank PLC	2/28/19	Monthly	22	(1)	—	(1)
Receive	0.10%	S&P GSCI Grains Index (a)	Goldman Sachs International	11/30/18	Monthly	417	5	—	5

							$10	$—	$10

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

Commodity Forward Swap Agreements

Pay/Receive(b)	Underlying Instruments	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	Gold (a)	Barclays Bank PLC	1/31/19	$1,236.53	$—	$(9)	$—	$(9)
Receive	Silver (a)	Goldman Sachs International	11/30/18	16.78	14	(30)	$—	(30)

						$(39)	$—	$(39)

					Total swap agreements at value (assets)			$—

					Total swap agreements at value (liabilities)			(39)

					Net swap agreements at value			$(39)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2.K. in the Notes to Portfolios of Investments.

(b)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.20%
	Australia — 3.02%
20,238	AMP Ltd. (Diversified Financial Services)	$47
51,156	Aurizon Holdings Ltd. (Road & Rail)	152
30,073	Australia & New Zealand Banking Group Ltd. (Banks)	612
4,897	Bendigo & Adelaide Bank Ltd. (Banks)	38
15,669	Coca-Cola Amatil Ltd. (Beverages)	111
17,871	Commonwealth Bank of Australia (Banks)	922
10,686	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	106
16,767	Harvey Norman Holdings Ltd. (Multiline Retail)	43
23,828	Insurance Australia Group Ltd. (Insurance)	126
2,169	Macquarie Group Ltd. (Capital Markets)	198
27,101	National Australia Bank Ltd. (Banks)	545
15,008	QBE Insurance Group Ltd. (Insurance)	121
13,063	Suncorp Group Ltd. (Insurance)	136
29,332	Sydney Airport (Transportation Infrastructure)	146
65,482	Telstra Corp. Ltd. (Diversified Telecommunication Services)	151
49,515	Transurban Group (Transportation Infrastructure)	401
19,584	Wesfarmers Ltd. (Food & Staples Retailing)	705
34,199	Westpac Banking Corp. (Banks)	690

		5,250

	Austria — 0.07%
424	ANDRITZ AG (Machinery)	25
590	Erste Group Bank AG (Banks)	25
882	OMV AG (Oil, Gas & Consumable Fuels)	49
662	Voestalpine AG (Metals & Mining)	30

		129

	Belgium — 0.50%
8,599	Anheuser-Busch InBev N.V. (Beverages)	751
1,067	Belgacom SA (Diversified Telecommunication Services)	25
1,258	KBC Groep N.V. (Banks)	94

		870

	Bermuda — 0.08%
2,439	IHS Markit Ltd. (Professional Services) (a)	132

	Canada — 0.89%
16,600	Canadian Imperial Bank of Commerce (Banks)	1,556

	Denmark — 0.32%
1,719	Christian Hansen Holding A/S (Chemicals)	175
3,087	ISS A/S (Commercial Services & Supplies)	109
795	Tryg A/S (Insurance)	20
3,774	Vestas Wind Systems A/S (Electrical Equipment)	254

		558

	Finland — 0.48%
3,489	Elisa Oyj (Diversified Telecommunication Services)	148
14,272	Fortum Oyj (Electric Utilities)	357
4,701	Metso Oyj (Machinery)	167

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
4,487	Orion Oyj, Class – B (Pharmaceuticals)	$170

		842

	France — 4.49%
322	Amundi SA (Capital Markets)	24
1,919	Atos SE (IT Services)	228
15,651	AXA SA (Insurance)	420
8,981	BNP Paribas (Banks)	549
4,647	Bouygues SA (Construction & Engineering)	201
11,946	Carrefour SA (Food & Staples Retailing)	229
1,267	Casino Guichard-Perrachon SA (Food & Staples Retailing)	53
1,443	CNP Assurances (Insurance)	35
9,287	Credit Agricole SA (Banks)	134
19,008	ENGIE (Multi-Utilities)	279
3,676	Eutelsat Communications (Media)	87
349	Fonciere des Regions (Equity Real Estate Investment Trusts)	36
453	Icade (Equity Real Estate Investment Trusts)	42
1,232	Ingenico Group SA (Electronic Equipment, Instruments & Components)	94
7,691	Natixism SA (Capital Markets)	52
21,336	Orange SA (Diversified Telecommunication Services)	340
4,114	Publicis Groupe (Media)	246
16,997	Sanofi-Aventis (Pharmaceuticals)	1,511
11,346	Schneider Electric SA (Electrical Equipment)	913
593	Societe BIC SA (Commercial Services & Supplies)	54
6,421	Societe Generale (Banks)	276
4,001	Suez Environnement Co. (Multi-Utilities)	57
28,480	Total SA (Oil, Gas & Consumable Fuels)	1,847
5,107	Veolia Environnement (Multi-Utilities)	102

		7,809

	Germany — 2.78%
2,088	Allianz SE (Insurance)	465
595	Axel Springer AG (Media)	40
9,145	BASF SE (Chemicals)	812
6,718	Bayer AG (Pharmaceuticals)	597
4,499	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	406
12,382	Deutsche Post AG (Air Freight & Logistics)	441
21,305	Deutsche Telekom AG (Diversified Telecommunication Services)	343
2,194	Evonik Industries AG (Chemicals)	79
831	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	64
828	Innogy SE (Multi-Utilities)	37
488	MAN SE (Machinery)	53
2,230	Metro AG (Food & Staples Retailing)	35
758	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	168
3,289	ProSiebenSat.1 Media AG (Media)	85
8,181	SAP SE (Software)	1,008
5,214	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	22
9,761	TUI AG (Hotels, Restaurants & Leisure)	187

		4,842

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong — 0.65%
53,500	BOC Hong Kong (Holdings) Ltd. (Banks)	$254
25,500	CLP Holdings Ltd. (Electric Utilities)	299
9,900	Hang Seng Bank Ltd. (Banks)	269
13,000	Hysan Development Co. (Real Estate Management & Development)	66
1,695	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	116
18,600	Swire Properties Ltd. (Real Estate Management & Development)	70
19,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	52

		1,126

	Ireland (Republic of) — 0.17%
7,490	CRH PLC (Construction Materials)	245
567	Paddy Power PLC (Hotels, Restaurants & Leisure)	48

		293

	Israel — 0.09%
392	Azrieli Group (Real Estate Management & Development)	20
16,026	Bank Hapoalim Ltd. (Banks)	118
934	Mizrahi Tefahot Bank Ltd. (Banks)	16

		154

	Italy — 0.76%
5,321	Assicurazioni Generali SpA (Insurance)	92
4,926	Atlantia SpA (Transportation Infrastructure)	102
40,628	Enel SpA (Electric Utilities)	208
30,968	Eni SpA (Oil, Gas & Consumable Fuels)	585
61,798	Intesa Sanpaolo SpA (Banks)	158
29,014	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	121
8,946	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	48

		1,314

	Japan — 10.00%
400	AEON Credit Service Co. Ltd. (Consumer Finance)	8
3,200	Aisin Seiki Co. Ltd. (Auto Components)	156
6,500	Amada Holdings Co. Ltd. (Machinery)	69
4,000	Asahi Glass Co. Ltd. (Building Products)	166
23,100	Asahi Kasei Corp. (Chemicals)	350
39,800	Astellas Pharma, Inc. (Pharmaceuticals)	695
1,400	Benesse Holdings, Inc. (Diversified Consumer Services)	40
4,100	Casio Computer Co. Ltd. (Household Durables)	67
5,100	Daicel Corp. (Chemicals)	59
9,000	Daiwa Securities Group, Inc. (Capital Markets)	55
9,200	Denso Corp. (Auto Components)	485
4,800	Eisai Co. Ltd. (Pharmaceuticals)	467
1,400	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	39
11,900	Fuji Heavy Industries Ltd. (Automobiles)	365
7,300	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	328
3,600	Fujitsu Ltd. (IT Services)	256
4,800	Hino Motors Ltd. (Machinery)	53
1,900	Hitachi Chemical Co. Ltd. (Chemicals)	39

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
18,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	$612
31,300	Honda Motor Co. Ltd. (Automobiles)	947
2,400	Japan Exchange Group, Inc. (Capital Markets)	42
25	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	45
4,900	JS Group Corp. (Building Products)	94
3,500	JSR Corp. (Chemicals)	65
63,050	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	477
8,500	Kajima Corp. (Construction & Engineering)	123
17,400	KDDI Corp. (Wireless Telecommunication Services)	481
18,100	Komatsu Ltd. (Machinery)	550
8,900	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	95
6,900	Kuraray Co. Ltd. (Chemicals)	104
4,100	Marui Group Co. Ltd. (Multiline Retail)	101
6,800	Mebuki Financial Group, Inc. (Banks)	24
26,600	Mitsubishi Chemical Holdings Corp. (Chemicals)	255
6,100	Mitsubishi Heavy Industries Ltd. (Machinery)	236
2,100	Mitsubishi Materials Corp. (Metals & Mining)	63
4,200	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	70
1,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	10
31,700	Mitsui & Co. Ltd. (Trading Companies & Distributors)	564
3,400	Mitsui Chemicals, Inc. (Chemicals)	85
175,200	Mizuho Financial Group, Inc. (Banks)	305
3,500	MS&AD Insurance Group Holdings, Inc. (Insurance)	117
4,700	NEC Corp. (Technology Hardware, Storage & Peripherals)	130
4,800	NGK Insulators Ltd. (Machinery)	79
1,700	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	53
19	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	38
6,300	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	285
1,200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	24
2,300	Nomura Research Institute Ltd. (IT Services)	116
11,600	NTT Data Corp. (IT Services)	161
13,100	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	352
12,100	Obayashi Corp. (Construction & Engineering)	115
3,700	OMRON Corp. (Electronic Equipment, Instruments & Components)	156
6,300	ORIX Corp. (Diversified Financial Services)	102
3,600	Osaka Gas Co. Ltd. (Gas Utilities)	70
2,000	Park24 Co. Ltd. (Commercial Services & Supplies)	60
15,800	Resona Holdings, Inc. (Banks)	89

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
900	Sankyo Co. Ltd. (Leisure Products)	$35
5,265	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	90
75,100	Sekisui House Ltd. (Household Durables)	1,145
3,700	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	78
2,400	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	102
309,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,810
9,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	387
2,400	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	99
3,400	Sumitomo Rubber Industries Ltd. (Auto Components)	51
4,100	T&D Holdings, Inc. (Insurance)	68
13,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	591
3,900	Teijin Ltd. (Chemicals)	75
2,500	The Chugoku Electric Power Company, Inc. (Electric Utilities)	32
7,600	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	158
5,000	The Shizuoka Bank Ltd. (Banks)	45
4,900	Tokio Marine Holdings, Inc. (Insurance)	243
3,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	440
3,600	Tokyo Gas Co. Ltd. (Gas Utilities)	89
5,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	81
1,400	Toyoda Gosei Co. Ltd. (Auto Components)	35
4,100	Toyota Tsusho Corp. (Trading Companies & Distributors)	155
4,100	USS Co. Ltd. (Specialty Retail)	76
3,000	West Japan Railway Co. (Road & Rail)	209
11,500	Yamada Denki Co. Ltd. (Specialty Retail)	58
5,800	Yamaha Motor Co. Ltd. (Automobiles)	163
4,200	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	89

		17,396

	Jersey — 0.27%
31,642	WPP PLC (Media)	464

	Luxembourg — 0.12%
1,074	Millicom International Cellular SA (Wireless Telecommunication Services)	62
6,376	SES – FDR, Class – A (Media)	140

		202

	Netherlands — 0.83%
1,984	ABN AMRO Group N.V. (Banks)	54
7,735	AEGON N.V. (Insurance)	50
18,108	ING Groep N.V. (Banks)	235
21,948	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	58
14,900	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	342
11,478	Koninklijke Philips Electronics N.V. (Health Care Equipment & Supplies)	523
874	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	43

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
1,413	NN Group N.V. (Insurance)	$63
1,481	Randstad Holding N.V. (Professional Services)	79

		1,447

	New Zealand — 0.09%
14,176	Fletcher Building Ltd. (Construction Materials) (a)	61
10,116	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	22
25,717	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	69

		152

	Norway — 0.48%
19,078	Equinor ASA (Oil, Gas & Consumable Fuels)	538
1,312	Gjensidige Forsikring ASA (Insurance)	22
6,954	Marine Harvest ASA (Food Products)	161
6,162	Telenor ASA (Diversified Telecommunication Services)	121

		842

	Singapore — 0.62%
30,300	SATS Ltd. (Transportation Infrastructure)	116
12,800	Singapore Exchange Ltd. (Capital Markets)	69
64,600	Singapore Press Holdings Ltd. (Media)	136
59,400	Singapore Tech Engineering (Aerospace & Defense)	155
256,100	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	606

		1,082

	Spain — 1.15%
49,959	Banco Bilbao Vizcaya Argentaria SA (Banks)	318
7,770	Corporacion Mapfre (Insurance)	24
4,533	Enagas (Oil, Gas & Consumable Fuels)	122
3,305	Endesa (Electric Utilities)	71
3,620	Gas Natural SDG SA (Gas Utilities)	99
59,793	Iberdrola SA (Electric Utilities)	441
4,524	Red Electrica Corp. (Electric Utilities)	95
24,033	Repsol YPF SA (Oil, Gas & Consumable Fuels)	479
45,321	Telefonica SA (Diversified Telecommunication Services)	359

		2,008

	Sweden — 2.14%
46,100	Boliden AB (Metals & Mining)	1,287
29,769	Hennes & Mauritz AB, B Shares (Specialty Retail)	550
2,591	ICA Gruppen AB (Food & Staples Retailing)	82
17,638	Skandinaviska Enskilda Banken AB, Class – A (Banks)	197
18,019	Svenska Handelsbanken AB, A Shares (Banks)	228
10,509	Swedbank AB, A Shares (Banks)	260
5,817	Tele2 AB, B Shares (Wireless Telecommunication Services)	70

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
95,891	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	$852
43,124	TeliaSonera AB (Diversified Telecommunication Services)	198

		3,724

	Switzerland — 2.53%
4,606	Adecco SA, Registered Shares (Professional Services)	242
1,108	Garmin Ltd. (Household Durables)	78
1,623	Kuehne & Nagel International Ltd. (Marine)	257
8,320	Roche Holding AG (Pharmaceuticals)	2,016
154	SGS SA, Registered Shares (Professional Services)	406
3,407	Swiss Re AG (Insurance)	315
370	Swisscom AG (Diversified Telecommunication Services)	168
26,071	UBS Group AG (Capital Markets)	412
1,621	Zurich Financial Services AG (Insurance)	512

		4,406

	United Kingdom — 7.19%
38,300	Anglo American PLC (Metals & Mining)	860
2,718	Aon PLC (Insurance)	419
39,421	Aviva PLC (Insurance)	251
6,702	Babcock International Group PLC (Commercial Services & Supplies)	63
26,942	Barratt Developments PLC (Household Durables)	199
59,861	BHP Billiton PLC (Metals & Mining)	1,304
110,144	BT Group PLC (Diversified Telecommunication Services)	323
71,571	Centrica PLC (Multi-Utilities)	144
13,972	Direct Line Insurance Group PLC (Insurance)	59
92,000	easyJet PLC (Airlines)	1,575
11,489	Hammerson PLC (Equity Real Estate Investment Trusts)	68
4,345	Investec PLC (Capital Markets)	31
108,409	ITV PLC (Media)	223
41,452	J Sainsbury PLC (Food & Staples Retailing)	174
58,083	Legal & General Group PLC (Insurance)	198
41,745	Marks & Spencer Group PLC (Multiline Retail)	157
46,106	National Grid PLC (Multi-Utilities)	476
3,804	Next PLC (Multiline Retail)	272
20,939	Pearson PLC (Media)	243
7,688	Persimmon PLC (Household Durables)	237
35,445	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	1,218
23,058	Royal Mail PLC (Air Freight & Logistics)	143
3,289	Severn Trent PLC (Water Utilities)	79
13,502	SSE PLC (Electric Utilities)	202
21,938	Standard Life PLC (Diversified Financial Services)	87
87,201	Taylor Wimpey PLC (Household Durables)	195
2,166	TechnipFMC PLC (Energy Equipment & Services)	68
26,300	The Berkeley Group Holdings PLC (Household Durables)	1,261
9,339	United Utilities Group PLC (Water Utilities)	86

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
881,392	Vodafone Group PLC (Wireless Telecommunication Services)	$1,890

		12,505

	United States — 58.48%
6,285	Accenture PLC, Class – A (IT Services)	1,070
710	Advance Auto Parts, Inc. (Specialty Retail)	120
2,074	Air Products & Chemicals, Inc. (Chemicals)	346
1,736	Akamai Technologies, Inc. (IT Services) (a)	127
800	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	313
1,921	Alphabet, Inc., Class – A (Interactive Media & Services) (a)	2,319
1,100	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	2,203
4,786	American Electric Power, Inc. (Electric Utilities)	339
18,700	American Express Co. (Consumer Finance)	1,991
7,609	Amgen, Inc. (Biotechnology)	1,577
2,989	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	281
3,588	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	332
882	ANSYS, Inc. (Software) (a)	165
15,316	Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,458
314	Arista Networks, Inc. (Communications Equipment) (a)	83
2,269	Autodesk, Inc. (Software) (a)	354
4,735	Automatic Data Processing, Inc. (IT Services)	713
2,088	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	545
23,559	Best Buy Co., Inc. (Specialty Retail)	1,871
3,800	BlackRock, Inc., Class – A (Capital Markets)	1,791
1,192	Broadridge Financial Solutions, Inc. (IT Services)	157
1,428	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	140
1,701	Campbell Soup Co. (Food Products)	62
34,618	Cardinal Health, Inc. (Health Care Providers & Services)	1,869
1,566	CDK Global, Inc. (Software)	98
2,928	Cerner Corp. (Health Care Technology) (a)	189
894	Cintas Corp. (Commercial Services & Supplies)	178
48,482	Cisco Systems, Inc. (Communications Equipment)	2,360
3,090	Citizens Financial Group, Inc. (Banks)	119
1,565	Citrix Systems, Inc. (Software) (a)	174
3,189	CME Group, Inc. (Capital Markets)	543
6,111	Cognizant Technology Solutions Corp. (IT Services)	471
9,072	Colgate-Palmolive Co. (Household Products)	607
25,500	ConocoPhillips (Oil, Gas & Consumable Fuels)	1,974
2,260	Copart, Inc. (Commercial Services & Supplies) (a)	116
9,832	CSX Corp. (Road & Rail)	728
1,717	Cummins, Inc. (Machinery)	250

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,721	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	$123
2,342	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	88
903	Discovery Communications, Inc., Class – C (Media)(a)	27
1,561	Dover Corp. (Machinery)	138
12,056	eBay, Inc. (Internet & Direct Marketing Retail) (a)	398
2,541	Ecolab, Inc. (Chemicals)	398
2,077	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	362
9,821	Eli Lilly & Co. (Pharmaceuticals)	1,054
43,700	Exelon Corp. (Electric Utilities)	1,908
1,865	Expeditors International of Washington, Inc. (Air Freight & Logistics)	137
17,348	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,475
714	F5 Networks, Inc. (Communications Equipment) (a)	142
1,300	Facebook, Inc., Class – A (Interactive Media & Services) (a)	214
2,863	Fastenal Co. (Trading Companies & Distributors)	166
1,385	First Republic Bank (Banks)	133
4,527	Fiserv, Inc. (IT Services) (a)	373
1,317	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	81
1,301	Fluor Corp. (Construction & Engineering)	76
3,787	Franklin Resources, Inc. (Capital Markets)	115
2,230	Gap, Inc. (Specialty Retail)	64
5,880	General Mills, Inc. (Food Products)	252
1,487	Genuine Parts Co. (Distributors)	148
1,207	Harris Corp. (Aerospace & Defense)	204
1,644	Henry Schein, Inc. (Health Care Providers & Services) (a)	140
1,427	Hershey Co. (Food Products)	146
2,615	Hormel Foods Corp. (Food Products)	103
77,900	HP, Inc. (Technology Hardware, Storage & Peripherals)	2,007
732	IDEX Corp. (Machinery)	110
930	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	232
42,624	Intel Corp. (Semiconductors & Semiconductor Equipment)	2,015
9,078	International Business Machines Corp. (IT Services)	1,373
787	International Flavors & Fragrances, Inc. (Chemicals)	109
2,659	Intuit, Inc. (Software)	605
810	Jack Henry & Associates, Inc. (IT Services)	130
1,167	Jacobs Engineering Group, Inc. (Construction & Engineering)	89
13,333	Johnson & Johnson (Pharmaceuticals)	1,842
48,700	Johnson Controls International PLC (Building Products)	1,705
24,800	Kellogg Co. (Food Products)	1,737
3,622	Kimberly-Clark Corp. (Household Products)	412
13,074	Kohl’s Corp. (Multiline Retail)	975
802	L3 Technologies, Inc. (Aerospace & Defense)	171

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
983	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	$171
2,963	LKQ Corp. (Distributors) (a)	94
2,710	Lockheed Martin Corp. (Aerospace & Defense)	937
1,042	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	169
36,800	Macy’s, Inc. (Multiline Retail)	1,277
5,398	Marsh & McLennan Companies, Inc. (Insurance)	447
9,994	MasterCard, Inc., Class – A (IT Services)	2,225
1,252	McCormick & Company, Inc. (Food Products)	165
25,598	Merck & Co., Inc. (Pharmaceuticals)	1,816
268	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	163
25,021	Microsoft Corp. (Software)	2,861
3,786	National Oilwell Varco, Inc. (Energy Equipment & Services)	163
6,800	NextEra Energy, Inc. (Electric Utilities)	1,140
13,556	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	1,148
17,999	Nordstrom, Inc. (Multiline Retail)	1,077
3,108	Norfolk Southern Corp. (Road & Rail)	561
7,662	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	630
31,750	Oracle Corp. (Software)	1,636
3,070	Paychex, Inc. (IT Services)	226
14,754	PepsiCo, Inc. (Beverages)	1,649
5,441	Phillips 66 (Oil, Gas & Consumable Fuels)	613
2,816	Praxair, Inc. (Chemicals)	454
1,400	Quest Diagnostics, Inc. (Health Care Providers & Services)	151
3,027	Raytheon Co. (Aerospace & Defense)	626
1,830	Red Hat, Inc. (Software) (a)	249
1,371	ResMed, Inc. (Health Care Equipment & Supplies)	158
1,262	Robert Half International, Inc. (Professional Services)	89
879	Rollins, Inc. (Commercial Services & Supplies)	53
1,011	Roper Industries, Inc. (Industrial Conglomerates)	299
3,949	Ross Stores, Inc. (Specialty Retail)	391
2,634	S&P Global, Inc. (Capital Markets)	515
12,700	Schlumberger Ltd. (Energy Equipment & Services)	774
17,500	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,587
560	Snap-on, Inc. (Machinery)	103
1,456	Stanley Black & Decker, Inc. (Machinery)	213
19,600	State Street Corp. (Capital Markets)	1,642
5,782	Sysco Corp. (Food & Staples Retailing)	424
2,513	T. Rowe Price Group, Inc. (Capital Markets)	274
2,698	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	136
2,636	TD Ameritrade Holding Corp. (Capital Markets)	139
10,429	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,119
127,400	The AES Corp. (Independent Power and Renewable Electricity Producers)	1,784

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,244	The Clorox Co. (Household Products)	$187
2,033	The Estee Lauder Companies, Inc., Class – A (Personal Products)	295
1,168	The J.M. Smucker Co. (Food Products)	120
5,993	The Kraft Heinz Co. (Food Products)	330
9,606	The Kroger Co. (Food & Staples Retailing)	280
569	The Middleby Corp. (Machinery) (a)	74
18,106	The Procter & Gamble Co. (Household Products)	1,507
25,300	The Progressive Corp. (Insurance)	1,797
785	The Sherwin-Williams Co. (Chemicals)	357
9,041	The Southern Co. (Electric Utilities)	394
14,826	The Walt Disney Co. (Entertainment)	1,734
13,223	Tiffany & Co. (Specialty Retail)	1,705
1,336	Tractor Supply Co. (Specialty Retail)	121
2,567	Trimble Navigation Ltd. (Electronic Equipment, Instruments & Components) (a)	112
624	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	176
1,678	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	36
1,687	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	33
8,799	Union Pacific Corp. (Road & Rail)	1,433
8,358	United Technologies Corp. (Aerospace & Defense)	1,168
3,196	V.F. Corp. (Textiles, Apparel & Luxury Goods)	299
984	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	110
18,401	Visa, Inc., Class – A (IT Services)	2,761
767	VMware, Inc., Class – A (Software)(a)	120
5,008	W.W. Grainger, Inc. (Trading Companies & Distributors)	1,790
902	Wabtec Corp. (Machinery)	95
15,884	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,491
810	Waters Corp. (Life Sciences Tools & Services) (a)	158

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
5,050	Western Union Co. (IT Services)	$96
4,789	Xcel Energy, Inc. (Electric Utilities)	226
2,526	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	203
1,787	Xylem, Inc. (Machinery)	143

		101,709

	Total Common Stocks	170,812

	Preferred Stock — 0.03%
	Germany — 0.03%
612	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	48

	Total Preferred Stock	48

	Rights — 0.00%
	Australia — 0.00%
986	Harvey Norman Holdings Ltd. (Multiline Retail)(a)	1

	France — 0.00%
28,480	Total SA (Oil, Gas & Consumable Fuels) (b)	—

	Total Rights	1

	Mutual Fund — 1.05%
1,830,019	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.95% (c)	1,830

	Total Mutual Fund	1,830

	Total Investments (cost $149,502) — 99.28%	172,691
	Other assets in excess of liabilities — 0.72%	1,254

	Net Assets — 100.00%	$173,945

(a)	Represents non-income producing security.

(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(c)	The rate disclosed is the rate in effect on September 30, 2018.

FDR—Fiduciary Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The ESG Growth Portfolio	BNY Mellon Asset Management North America Corporation*	Parametric Portfolio Associates, LLC	Total
Common Stocks	98.20%	—	98.20%
Preferred Stock	0.03%	—	0.03%
Rights	0.00%	—	0.00%
Mutual Fund	0.35%	0.70%	1.05%
Other Assets (Liabilities)	0.34%	0.38%	0.72%

Total Net Assets	98.92%	1.08%	100.00%

*	Formerly Mellon Capital Management Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	4	12/21/18	$584	$2
MSCI EAFE Index Future	7	12/21/18	691	7

			$1,275	$9

		Total Unrealized Appreciation		$9
		Total Unrealized Depreciation		—

		Total Net Unrealized Appreciation/(Depreciation)		$9

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.39%
	Australia — 1.90%
3,402	AMP Ltd. (Diversified Financial Services)	$8
2,759	APA Group (Gas Utilities)	20
8,878	Aurizon Holdings Ltd. (Road & Rail)	26
5,272	Australia & New Zealand Banking Group Ltd. (Banks)	107
840	Bendigo & Adelaide Bank Ltd. (Banks)	7
2,676	Coca-Cola Amatil Ltd. (Beverages)	19
3,151	Commonwealth Bank of Australia (Banks)	162
1,847	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	18
2,302	Dexus Property Group (Equity Real Estate Investment Trusts)	17
4,143	GPT Group (Equity Real Estate Investment Trusts)	16
2,577	Harvey Norman Holdings Ltd. (Multiline Retail)	7
4,212	Insurance Australia Group Ltd. (Insurance)	22
379	Macquarie Group Ltd. (Capital Markets)	35
8,640	Mirvac Group (Equity Real Estate Investment Trusts)	15
4,782	National Australia Bank Ltd. (Banks)	96
2,588	QBE Insurance Group Ltd. (Insurance)	21
5,609	Stockland Trust Group (Equity Real Estate Investment Trusts)	17
2,287	Suncorp Group Ltd. (Insurance)	24
5,138	Sydney Airport (Transportation Infrastructure)	26
10,255	Telstra Corp. Ltd. (Diversified Telecommunication Services)	24
8,804	Transurban Group (Transportation Infrastructure)	71
7,944	Vicinity Centres (Equity Real Estate Investment Trusts)	15
6,036	Westpac Banking Corp. (Banks)	121

		894

	Austria — 1.03%
109	Erste Group Bank AG (Banks)	5
8,448	OMV AG (Oil, Gas & Consumable Fuels)	475
120	Voestalpine AG (Metals & Mining)	5

		485

	Belgium — 0.32%
1,470	Anheuser-Busch InBev N.V. (Beverages)	129
222	Belgacom SA (Diversified Telecommunication Services)	5
246	KBC Groep N.V. (Banks)	18

		152

	Bermuda — 0.06%
526	IHS Markit Ltd. (Professional Services) (a)	28

	Canada — 0.64%
57,100	Lundin Mining Corp. (Metals & Mining)	302

	Denmark — 0.50%
115	Christian Hansen Holding A/S (Chemicals)	12
1,788	ISS A/S (Commercial Services & Supplies)	63
1,397	Tryg A/S (Insurance)	35
1,838	Vestas Wind Systems A/S (Electrical Equipment)	124

		234

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland — 0.38%
751	Elisa Oyj (Diversified Telecommunication Services)	$32
2,898	Fortum Oyj (Electric Utilities)	72
948	Metso Oyj (Machinery)	34
1,026	Nokian Renkaat Oyj (Auto Components)	42

		180

	France — 4.30%
58	Amundi SA (Capital Markets)	4
404	Atos SE (IT Services)	48
3,297	AXA SA (Insurance)	89
1,901	BNP Paribas (Banks)	116
1,010	Bouygues SA (Construction & Engineering)	44
2,528	Carrefour SA (Food & Staples Retailing)	48
263	Casino Guichard-Perrachon SA (Food & Staples Retailing)	11
307	CNP Assurances (Insurance)	7
2,034	Credit Agricole SA (Banks)	29
3,972	ENGIE (Multi-Utilities)	58
12,390	Eutelsat Communications (Media)	292
82	Fonciere des Regions (Equity Real Estate Investment Trusts)	9
113	Gecina SA (Equity Real Estate Investment Trusts)	19
86	Icade (Equity Real Estate Investment Trusts)	8
256	Ingenico Group SA (Electronic Equipment, Instruments & Components)	19
520	Klepierre (Equity Real Estate Investment Trusts)	18
1,646	Natixism SA (Capital Markets)	12
4,657	Orange SA (Diversified Telecommunication Services)	74
862	Publicis Groupe (Media)	52
2,398	Schneider Electric SA (Electrical Equipment)	193
4,819	Societe BIC SA (Commercial Services & Supplies)	442
1,372	Societe Generale (Banks)	59
824	Suez Environnement Co. (Multi-Utilities)	12
5,262	Total SA (Oil, Gas & Consumable Fuels)	341
1,099	Veolia Environnement (Multi-Utilities)	22

		2,026

	Germany — 3.48%
2,671	Allianz SE (Insurance)	594
131	Axel Springer AG (Media)	9
1,610	BASF SE (Chemicals)	143
940	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	85
2,047	Daimler AG, Registered Shares (Automobiles)	129
2,738	Deutsche Post AG (Air Freight & Logistics)	98
4,727	Deutsche Telekom AG (Diversified Telecommunication Services)	76
456	Evonik Industries AG (Chemicals)	16
179	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	14
188	Innogy SE (Multi-Utilities)	8
99	MAN SE (Machinery)	11
496	Metro AG (Food & Staples Retailing)	8
163	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	36

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
663	ProSiebenSat.1 Media AG (Media)	$17
1,565	SAP SE (Software)	193
1,240	Siemens AG (Industrial Conglomerates)	159
1,100	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	5
1,878	TUI AG (Hotels, Restaurants & Leisure)	36

		1,637

	Hong Kong — 0.54%
11,024	BOC Hong Kong (Holdings) Ltd. (Banks)	53
4,540	CLP Holdings Ltd. (Electric Utilities)	53
7,043	Hang Lung Properties Ltd. (Real Estate Management & Development)	14
1,613	Hang Seng Bank Ltd. (Banks)	44
2,000	Hysan Development Co. (Real Estate Management & Development)	10
406	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	28
4,500	Power Assets Holdings Ltd. (Electric Utilities)	31
3,200	Swire Properties Ltd. (Real Estate Management & Development)	12
3,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	8

		253

	Ireland (Republic of) — 0.11%
1,261	CRH PLC (Construction Materials)	41
106	Paddy Power PLC (Hotels, Restaurants & Leisure)	9

		50

	Israel — 0.29%
112	Azrieli Group (Real Estate Management & Development)	6
2,648	Bank Hapoalim Ltd. (Banks)	19
17,453	Israel Chemicals Ltd. (Chemicals)	107
171	Mizrahi Tefahot Bank Ltd. (Banks)	3

		135

	Italy — 0.49%
942	Assicurazioni Generali SpA (Insurance)	16
866	Atlantia SpA (Transportation Infrastructure)	18
7,058	Enel SpA (Electric Utilities)	36
5,399	Eni SpA (Oil, Gas & Consumable Fuels)	103
10,735	Intesa Sanpaolo SpA (Banks)	27
5,022	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	21
1,542	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	8

		229

	Japan — 9.30%
110	AEON Credit Service Co. Ltd. (Consumer Finance)	2
700	Aisin Seiki Co. Ltd. (Auto Components)	34
1,413	Amada Holdings Co. Ltd. (Machinery)	15
310	Benesse Holdings, Inc. (Diversified Consumer Services)	9
2,570	Bridgestone Corp. (Auto Components)	97
3,900	Canon, Inc. (Technology Hardware, Storage & Peripherals)	123

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
900	Casio Computer Co. Ltd. (Household Durables)	$15
1,000	Daicel Corp. (Chemicals)	12
2,000	Daiwa Securities Group, Inc. (Capital Markets)	12
1,936	Denso Corp. (Auto Components)	103
300	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	8
1,500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	68
721	Fujitsu Ltd. (IT Services)	52
1,000	Hino Motors Ltd. (Machinery)	11
400	Hitachi Chemical Co. Ltd. (Chemicals)	8
3,758	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	127
6,217	Honda Motor Co. Ltd. (Automobiles)	188
5,768	ITOCHU Corp. (Trading Companies & Distributors)	105
500	Japan Exchange Group, Inc. (Capital Markets)	9
5	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	9
1,000	JS Group Corp. (Building Products)	19
714	JSR Corp. (Chemicals)	13
13,149	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	100
2,000	Kajima Corp. (Construction & Engineering)	29
3,496	KDDI Corp. (Wireless Telecommunication Services)	97
3,635	Komatsu Ltd. (Machinery)	111
1,781	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	19
1,328	Kuraray Co. Ltd. (Chemicals)	20
1,241	Kyocera Corp. (Electronic Equipment, Instruments & Components)	75
1,400	Mebuki Financial Group, Inc. (Banks)	5
400	Mitsubishi Materials Corp. (Metals & Mining)	12
456	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	3
700	Mitsui Chemicals, Inc. (Chemicals)	18
35,731	Mizuho Financial Group, Inc. (Banks)	62
630	MS&AD Insurance Group Holdings, Inc. (Insurance)	21
930	NEC Corp. (Technology Hardware, Storage & Peripherals)	26
1,000	NGK Insulators Ltd. (Machinery)	16
402	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	13
4	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	8
2,900	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	61
1,231	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	56
210	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	4
500	Nomura Research Institute Ltd. (IT Services)	25
2,300	NTT Data Corp. (IT Services)	32

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
18,966	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	$510
2,500	Obayashi Corp. (Construction & Engineering)	24
800	OMRON Corp. (Electronic Equipment, Instruments & Components)	34
1,261	ORIX Corp. (Diversified Financial Services)	20
702	Osaka Gas Co. Ltd. (Gas Utilities)	14
1,540	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	78
400	Park24 Co. Ltd. (Commercial Services & Supplies)	12
3,130	Resona Holdings, Inc. (Banks)	18
200	Sankyo Co. Ltd. (Leisure Products)	8
1,045	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	18
15,310	Sekisui House Ltd. (Household Durables)	233
816	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	17
11,900	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	507
4,477	Sumitomo Corp. (Trading Companies & Distributors)	75
7,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	306
523	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	22
600	Sumitomo Rubber Industries Ltd. (Auto Components)	9
862	T&D Holdings, Inc. (Insurance)	14
700	Teijin Ltd. (Chemicals)	13
1,486	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	31
1,020	The Shizuoka Bank Ltd. (Banks)	9
1,043	Tokio Marine Holdings, Inc. (Insurance)	52
600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	82
800	Tokyo Gas Co. Ltd. (Gas Utilities)	19
1,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	16
300	Toyoda Gosei Co. Ltd. (Auto Components)	7
4,280	Toyota Motor Corp. (Automobiles)	268
812	Toyota Tsusho Corp. (Trading Companies & Distributors)	31
825	USS Co. Ltd. (Specialty Retail)	15
2,300	Yamada Denki Co. Ltd. (Specialty Retail)	12
1,229	Yamaha Motor Co. Ltd. (Automobiles)	34
900	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	19

		4,379

	Jersey — 0.24%
7,837	WPP PLC (Media)	115

	Luxembourg — 0.74%
179	Millicom International Cellular SA (Wireless Telecommunication Services)	10
15,386	SES – FDR, Class – A (Media)	338

		348

	Netherlands — 0.57%
364	ABN AMRO Group N.V. (Banks)	10
1,467	AEGON N.V. (Insurance)	10

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
56	Franks International N.V. (Energy Equipment & Services) (a)	$—
3,284	ING Groep N.V. (Banks)	43
3,826	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	10
2,824	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	65
2,098	Koninklijke Philips Electronics N.V. (Health Care Equipment & Supplies)	96
157	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	8
264	NN Group N.V. (Insurance)	11
265	Randstad Holding N.V. (Professional Services)	14

		267

	New Zealand — 0.06%
2,361	Fletcher Building Ltd. (Construction Materials) (a)	10
1,818	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	4
4,312	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	12

		26

	Norway — 1.21%
18,332	Equinor ASA (Oil, Gas & Consumable Fuels)	517
245	Gjensidige Forsikring ASA (Insurance)	4
1,239	Marine Harvest ASA (Food Products)	29
1,073	Telenor ASA (Diversified Telecommunication Services)	21

		571

	Singapore — 0.38%
5,200	SATS Ltd. (Transportation Infrastructure)	20
2,500	Singapore Exchange Ltd. (Capital Markets)	13
11,643	Singapore Press Holdings Ltd. (Media)	24
51,209	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	122

		179

	Spain — 2.40%
8,644	Banco Bilbao Vizcaya Argentaria SA (Banks)	55
222,900	Banco de Sabadell SA (Banks)	346
46,900	Bankinter SA (Banks)	433
1,350	Corporacion Mapfre (Insurance)	4
801	Enagas (Oil, Gas & Consumable Fuels)	22
567	Endesa (Electric Utilities)	12
614	Gas Natural SDG SA (Gas Utilities)	17
10,504	Iberdrola SA (Electric Utilities)	78
768	Red Electrica Corp. (Electric Utilities)	16
4,341	Repsol YPF SA (Oil, Gas & Consumable Fuels)	86
7,884	Telefonica SA (Diversified Telecommunication Services)	62

		1,131

	Sweden — 2.02%
15,100	Boliden AB (Metals & Mining)	421

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
5,230	Hennes & Mauritz AB, B Shares (Specialty Retail)	$97
441	ICA Gruppen AB (Food & Staples Retailing)	14
6,076	Nordea Bank AB (Banks)	66
3,040	Skandinaviska Enskilda Banken AB, Class –A (Banks)	34
1,854	Skanska AB, B Shares (Construction & Engineering)	36
3,140	Svenska Handelsbanken AB, A Shares (Banks)	40
1,825	Swedbank AB, A Shares (Banks)	45
978	Tele2 AB, B Shares (Wireless Telecommunication Services)	12
16,846	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	150
7,522	TeliaSonera AB (Diversified Telecommunication Services)	35

		950

	Switzerland — 2.13%
2,064	Adecco SA, Registered Shares (Professional Services)	109
264	Garmin Ltd. (Household Durables)	18
382	Kuehne & Nagel International Ltd. (Marine)	61
4,037	LafargeHolcim Ltd., Registered Shares (Construction Materials)	199
40	SGS SA, Registered Shares (Professional Services)	105
1,269	Swiss Re AG (Insurance)	117
132	Swisscom AG (Diversified Telecommunication Services)	60
9,406	UBS Group AG (Capital Markets)	149
589	Zurich Financial Services AG (Insurance)	186

		1,004

	United Kingdom — 6.75%
1,180	Aon PLC (Insurance)	181
9,570	Aviva PLC (Insurance)	61
6,625	Barratt Developments PLC (Household Durables)	49
27,588	BT Group PLC (Diversified Telecommunication Services)	81
18,698	Centrica PLC (Multi-Utilities)	38
10,400	Coca-Cola European Partners PLC (Beverages)	473
3,685	Direct Line Insurance Group PLC (Insurance)	16
21,500	easyJet PLC (Airlines)	368
2,658	Hammerson PLC (Equity Real Estate Investment Trusts)	16
1,071	Investec PLC (Capital Markets)	8
34,435	ITV PLC (Media)	71
13,130	J Sainsbury PLC (Food & Staples Retailing)	55
15,930	Legal & General Group PLC (Insurance)	54
10,108	Marks & Spencer Group PLC (Multiline Retail)	38
11,596	National Grid PLC (Multi-Utilities)	119
945	Next PLC (Multiline Retail)	68
9,269	Pearson PLC (Media)	107
2,471	Persimmon PLC (Household Durables)	76
479	Rio Tinto PLC (Metals & Mining)	24

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
1,695	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	$58
7,967	Royal Mail PLC (Air Freight & Logistics)	50
759	Severn Trent PLC (Water Utilities)	18
3,328	SSE PLC (Electric Utilities)	50
8,605	Standard Life PLC (Diversified Financial Services)	34
21,474	Taylor Wimpey PLC (Household Durables)	48
509	TechnipFMC PLC (Energy Equipment & Services)	16
9,806	The Berkeley Group Holdings PLC (Household Durables)	471
2,161	United Utilities Group PLC (Water Utilities)	20
239,329	Vodafone Group PLC (Wireless Telecommunication Services)	513

		3,181

	United States — 59.55%
2,380	Accenture PLC, Class – A (IT Services)	405
151	Advance Auto Parts, Inc. (Specialty Retail)	25
7,000	Agilent Technologies, Inc. (Life Sciences Tools & Services)	494
895	Air Products & Chemicals, Inc. (Chemicals)	150
395	Akamai Technologies, Inc. (IT Services) (a)	29
319	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	125
506	Alphabet, Inc., Class –A (Interactive Media & Services) (a)	611
300	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	601
2,000	American Electric Power, Inc. (Electric Utilities)	142
1,189	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	111
1,467	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	136
194	ANSYS, Inc. (Software) (a)	36
5,613	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,267
68	Arista Networks, Inc. (Communications Equipment) (a)	18
374	Arthur J. Gallagher & Co. (Insurance)	28
1,834	Automatic Data Processing, Inc. (IT Services)	276
305	Avnet, Inc. (Electronic Equipment, Instruments & Components)	14
873	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	228
6,384	Best Buy Co., Inc. (Specialty Retail)	507
274	Broadridge Financial Solutions, Inc. (IT Services)	36
310	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	30
360	Campbell Soup Co. (Food Products)	13
9,291	Cardinal Health, Inc. (Health Care Providers & Services)	502
353	CDK Global, Inc. (Software)	22
8,096	Cerner Corp. (Health Care Technology) (a)	521
2,200	CIGNA Corp. (Health Care Providers & Services)	458
221	Cintas Corp. (Commercial Services & Supplies)	43

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
12,741	Cisco Systems, Inc. (Communications Equipment)	$620
697	Citizens Financial Group, Inc. (Banks)	27
341	Citrix Systems, Inc. (Software) (a)	38
1,238	CME Group, Inc. (Capital Markets)	211
2,430	Cognizant Technology Solutions Corp. (IT Services)	187
3,470	Colgate-Palmolive Co. (Household Products)	232
7,700	ConocoPhillips (Oil, Gas & Consumable Fuels)	597
554	Copart, Inc. (Commercial Services & Supplies) (a)	29
3,814	CSX Corp. (Road & Rail)	282
752	Cummins, Inc. (Machinery)	110
3,675	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	263
534	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	20
216	Discovery Communications, Inc., Class – C (Media) (a)	6
355	Dover Corp. (Machinery)	31
1,105	Ecolab, Inc. (Chemicals)	173
852	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	148
11,500	Exelon Corp. (Electric Utilities)	503
423	Expeditors International of Washington, Inc. (Air Freight & Logistics)	31
5,227	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	444
167	F5 Networks, Inc. (Communications Equipment) (a)	33
900	Facebook, Inc., Class – A (Interactive Media & Services) (a)	148
610	Fastenal Co. (Trading Companies & Distributors)	35
345	First Republic Bank (Banks)	33
2,000	Fiserv, Inc. (IT Services) (a)	165
306	Fluor Corp. (Construction & Engineering)	18
876	Franklin Resources, Inc. (Capital Markets)	27
452	Gap, Inc. (Specialty Retail)	13
10,327	General Mills, Inc. (Food Products)	443
349	Genuine Parts Co. (Distributors)	35
3,479	Halliburton Co. (Energy Equipment & Services)	141
373	Henry Schein, Inc. (Health Care Providers & Services) (a)	32
336	Hershey Co. (Food Products)	34
599	Hormel Foods Corp. (Food Products)	24
21,100	HP, Inc. (Technology Hardware, Storage & Peripherals)	544
1,500	Humana, Inc. (Health Care Providers & Services)	507
172	IDEX Corp. (Machinery)	26
220	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	55
1,170	Illinois Tool Works, Inc. (Machinery)	165
11,767	Intel Corp. (Semiconductors & Semiconductor Equipment)	556
2,776	International Business Machines Corp. (IT Services)	420
173	International Flavors & Fragrances, Inc. (Chemicals)	24

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,068	Intuit, Inc. (Software)	$243
185	Jack Henry & Associates, Inc. (IT Services)	30
283	Jacobs Engineering Group, Inc. (Construction & Engineering)	21
2,900	Jazz Pharmaceuticals PLC (Pharmaceuticals) (a)	488
1,537	Kimberly-Clark Corp. (Household Products)	175
3,426	Kohl’s Corp. (Multiline Retail)	255
229	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	40
646	LKQ Corp. (Distributors) (a)	20
245	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	40
2,211	Marsh & McLennan Companies, Inc. (Insurance)	183
265	McCormick & Company, Inc. (Food Products)	35
63	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	38
6,057	Microsoft Corp. (Software)	693
365	Molson Coors Brewing Co., Class – B (Beverages)	22
871	National Oilwell Varco, Inc. (Energy Equipment & Services)	38
1,900	NextEra Energy, Inc. (Electric Utilities)	318
5,110	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	433
6,291	Nordstrom, Inc. (Multiline Retail)	377
1,271	Norfolk Southern Corp. (Road & Rail)	229
3,003	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	247
10,391	Oracle Corp. (Software)	536
1,232	Paychex, Inc. (IT Services)	91
4,319	PepsiCo, Inc. (Beverages)	483
4,244	Phillips 66 (Oil, Gas & Consumable Fuels)	478
1,184	Praxair, Inc. (Chemicals)	190
320	Quest Diagnostics, Inc. (Health Care Providers & Services)	35
689	Red Hat, Inc. (Software) (a)	94
311	ResMed, Inc. (Health Care Equipment & Supplies)	36
310	Robert Half International, Inc. (Professional Services)	22
194	Rollins, Inc. (Commercial Services & Supplies)	12
403	Roper Industries, Inc. (Industrial Conglomerates)	119
1,634	Ross Stores, Inc. (Specialty Retail)	162
1,059	S&P Global, Inc. (Capital Markets)	207
4,779	Schlumberger Ltd. (Energy Equipment & Services)	291
3,600	Sempra Energy (Multi-Utilities)	410
3,800	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	345
135	Snap-on, Inc. (Machinery)	25
355	Stanley Black & Decker, Inc. (Machinery)	52
5,400	State Street Corp. (Capital Markets)	452
2,453	Sysco Corp. (Food & Staples Retailing)	180
1,046	T. Rowe Price Group, Inc. (Capital Markets)	114
576	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	29

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
596	TD Ameritrade Holding Corp. (Capital Markets)	$31
3,906	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	419
19,700	The AES Corp. (Independent Power and Renewable Electricity Producers)	276
311	The Clorox Co. (Household Products)	47
280	The J.M. Smucker Co. (Food Products)	29
2,472	The Kraft Heinz Co. (Food Products)	136
3,983	The Kroger Co. (Food & Staples Retailing)	116
132	The Middleby Corp. (Machinery) (a)	17
5,200	The Progressive Corp. (Insurance)	369
3,830	The Southern Co. (Electric Utilities)	167
4,387	The Walt Disney Co. (Entertainment)	513
254	Tiffany & Co. (Specialty Retail)	33
290	Tractor Supply Co. (Specialty Retail)	26
164	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	46
339	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	7
341	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	7
3,286	Union Pacific Corp. (Road & Rail)	536
1,285	V.F. Corp. (Textiles, Apparel & Luxury Goods)	120
225	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	25
2,800	Vertex Pharmaceuticals, Inc. (Biotechnology) (a)	540
4,639	Visa, Inc., Class – A (IT Services)	697
188	VMware, Inc., Class – A (Software) (a)	29
134	W.W. Grainger, Inc. (Trading Companies & Distributors)	48
213	Wabtec Corp. (Machinery)	22
5,935	Wal-Mart Stores, Inc. (Food & Staples Retailing)	557
181	Waters Corp. (Life Sciences Tools & Services) (a)	35
1,155	Western Union Co. (IT Services)	22
1,959	Xcel Energy, Inc. (Electric Utilities)	92
5,900	Zoetis, Inc. (Pharmaceuticals)	540

		28,048

	Total Common Stocks	46,804

	Preferred Stock — 0.02%
	Germany — 0.02%
115	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	9

	Total Preferred Stock	9

Shares	Security Description	Value (000)
	Rights — 0.00%
	Australia — 0.00%
151	Harvey Norman Holdings Ltd. (Multiline Retail) (a)	$—

	France — 0.00%
5,262	Total SA (Oil, Gas & Consumable Fuels) (b)	—

	Total Rights	—

	Mutual Fund — 0.51%
241,432	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.95%(c)	241

	Total Mutual Fund	241

	Total Investments (cost $41,851) — 99.92%	47,054
	Other assets in excess of liabilities — 0.08%	39

	Net Assets—100.00%	$47,093

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.
(c)	The rate disclosed is the rate in effect on September 30, 2018.

FDR—Fiduciary Depositary Receipt
REIT—Real Estate Investment Trust

As of September 30, 2018, 100% of the Portfolio’s net assets were managed by BNY Mellon Asset Management North America Corporation.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.71%
	Australia — 2.88%
41,752	AGL Energy Ltd. (Multi-Utilities)	$588
306,970	Alumina Ltd. (Metals & Mining)	615
105,892	AMP Ltd. (Diversified Financial Services)	244
74,781	APA Group (Gas Utilities)	539
269,659	Aurizon Holdings Ltd. (Road & Rail)	801
149,680	AusNet Services (Electric Utilities)	176
155,101	Australia & New Zealand Banking Group Ltd. (Banks)	3,159
21,621	Bank of Queensland Ltd. (Banks)	172
25,823	Bendigo & Adelaide Bank Ltd. (Banks)	201
81,032	Coca-Cola Amatil Ltd. (Beverages)	572
91,799	Commonwealth Bank of Australia (Banks)	4,737
52,607	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	520
65,767	Dexus Property Group (Equity Real Estate Investment Trusts)	502
119,431	GPT Group (Equity Real Estate Investment Trusts)	450
86,800	Harvey Norman Holdings Ltd. (Multiline Retail)^	221
121,970	Insurance Australia Group Ltd. (Insurance)	645
11,165	Macquarie Group Ltd. (Capital Markets)	1,017
249,486	Mirvac Group (Equity Real Estate Investment Trusts)	435
138,535	National Australia Bank Ltd. (Banks)	2,784
41,781	Rio Tinto Ltd. (Metals & Mining)	2,378
359,902	Scentre Group (Equity Real Estate Investment Trusts)	1,032
164,675	Stockland Trust Group (Equity Real Estate Investment Trusts)	494
66,259	Suncorp Group Ltd. (Insurance)	693
147,116	Sydney Airport (Transportation Infrastructure)	733
257,894	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	908
317,373	Telstra Corp. Ltd. (Diversified Telecommunication Services)	732
298,473	Transurban Group (Transportation Infrastructure)	2,420
229,352	Vicinity Centres (Equity Real Estate Investment Trusts)	434
102,260	Wesfarmers Ltd. (Food & Staples Retailing)	3,684
176,630	Westpac Banking Corp. (Banks)	3,565

		35,451

	Austria — 0.15%
11,159	Erste Group Bank AG (Banks)	464
14,456	OMV AG (Oil, Gas & Consumable Fuels)	812
11,415	Voestalpine AG (Metals & Mining)	522

		1,798

	Belgium — 0.75%
5,214	Ageas (Insurance)	280
94,702	Anheuser-Busch InBev N.V. (Beverages)	8,270
6,504	Belgacom SA (Diversified Telecommunication Services)	155
6,543	KBC Groep N.V. (Banks)	487

		9,192

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Bermuda — 0.02%
99,167	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	$276

	Brazil — 0.28%
71,595	B3 SA (Capital Markets)	415
253,760	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)	3,063

		3,478

	Canada — 3.21%
17,000	Canadian Imperial Bank of Commerce (Banks)^	1,593
19,390	Canadian National Railway Co. (Road & Rail)	1,741
27,655	Canadian Pacific Railway Ltd. (Road & Rail)	5,850
21,193	Canadian Pacific Railway Ltd. (Road & Rail)	4,492
726,123	Encana Corp. (Oil, Gas & Consumable Fuels)	9,519
204,297	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	6,217
565,739	Manulife Financial Corp. (Insurance)	10,115

		39,527

	Chile — 0.04%
43,597	Antofagasta PLC (Metals & Mining)	486

	China — 2.22%
43,900	Baidu, Inc., ADR (Interactive Media & Services) (a)	10,039
1,360,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,603
1,454,650	China Mobile Ltd. (Wireless Telecommunication Services)	14,336
3,600	Kweichow Moutai Co. Ltd. (Beverages)	382

		27,360

	Denmark — 1.04%
8,716	Carlsberg A/S, Class – B (Beverages)	1,046
22,110	Danske Bank A/S (Banks)	581
7,665	Dong Energy A/S (Electric Utilities)	521
14,955	Genmab A/S (Biotechnology) (a)	2,352
13,262	ISS A/S (Commercial Services & Supplies)	467
128,842	Novo Nordisk A/S, Class – B (Pharmaceuticals)	6,066
9,104	Pandora A/S (Textiles, Apparel & Luxury Goods)	569
4,678	Tryg A/S (Insurance)	116
16,261	Vestas Wind Systems A/S (Electrical Equipment)	1,100

		12,818

	Finland — 0.58%
15,211	Elisa Oyj (Diversified Telecommunication Services)	645
108,653	Fortum Oyj (Electric Utilities)	2,723
24,580	Nokian Renkaat Oyj (Auto Components)	1,007
23,053	Orion Oyj, Class – B (Pharmaceuticals)	873

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
36,455	Sampo Oyj, Class – A (Insurance)	$1,888

		7,136

	France — 6.41%
30,932	Air Liquide SA (Chemicals)	4,068
1,942	Amundi SA (Capital Markets)	146
9,611	Atos SE (IT Services)	1,144
75,334	AXA SA (Insurance)	2,025
217,409	BNP Paribas (Banks)	13,304
23,111	Bouygues SA (Construction & Engineering)	999
58,197	Carrefour SA (Food & Staples Retailing)	1,115
6,155	Casino Guichard-Perrachon SA (Food & Staples Retailing) ^	259
7,597	CNP Assurances (Insurance)	183
50,042	Compagnie de Saint-Gobain (Building Products)	2,158
17,073	Compagnie Generale des Etablissements Michelin, Class – B (Auto Components)	2,041
45,886	Credit Agricole SA (Banks)	660
22,313	Eiffage SA (Construction & Engineering) (b)	2,491
336,427	ENGIE (Multi-Utilities)	4,946
18,731	Eutelsat Communications (Media)	443
1,875	Fonciere des Regions (Equity Real Estate Investment Trusts)	195
2,499	Gecina SA (Equity Real Estate Investment Trusts)	417
2,173	Icade (Equity Real Estate Investment Trusts)	201
3,620	Imerys SA (Construction Materials)	267
5,926	Ingenico Group SA (Electronic Equipment, Instruments & Components)	450
11,813	Klepierre (Equity Real Estate Investment Trusts)	419
40,260	Natixism SA (Capital Markets)	273
102,456	Orange SA (Diversified Telecommunication Services)	1,634
20,959	Publicis Groupe (Media)	1,252
19,176	Renault SA (Automobiles)	1,658
30,317	Rexel SA (Trading Companies & Distributors)	455
15,163	Safran SA (Aerospace & Defense)	2,125
100,462	Sanofi-Aventis (Pharmaceuticals)	8,929
73,956	Schneider Electric SA (Electrical Equipment)	5,950
7,241	SCOR SE (Insurance)	336
3,063	Societe BIC SA (Commercial Services & Supplies)	280
32,994	Societe Generale (Banks)	1,416
9,066	Sodexo (Hotels, Restaurants & Leisure)	961
20,430	Suez Environnement Co. (Multi-Utilities)	290
152,771	Total SA (Oil, Gas & Consumable Fuels)	9,904
6,949	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	1,397
23,593	Valeo SA (Auto Components)	1,024
26,947	Veolia Environnement (Multi-Utilities)	538
26,918	Vinci SA (Construction & Engineering)	2,563

		78,916

	Germany — 11.03%
30,506	Allianz SE (Insurance)	6,800
3,575	Axel Springer AG (Media)	241

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
204,812	BASF SE (Chemicals)	$18,201
54,473	Bayer AG (Pharmaceuticals)	4,838
23,102	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	2,084
29,675	Beiersdorf AG (Personal Products)	3,348
7,232	Continental AG (Auto Components)	1,259
13,347	Covestro AG (Chemicals)	1,082
68,169	Daimler AG, Registered Shares (Automobiles)	4,301
80,348	Deutsche Boerse AG (Capital Markets)	10,764
17,116	Deutsche Lufthansa AG, Registered Shares (Airlines)	420
372,967	Deutsche Post AG (Air Freight & Logistics)	13,297
116,955	Deutsche Telekom AG (Diversified Telecommunication Services)	1,885
2,159	Drillisch AG (Wireless Telecommunication Services)	105
74,502	E.ON AG (Multi-Utilities)	759
11,500	Evonik Industries AG (Chemicals)	412
1,799	Hannover Rueckversicherung AG (Insurance)	254
4,386	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	338
113,987	Linde AG (Chemicals)	26,956
393	Linde AG (Chemicals)	81
2,674	MAN SE (Machinery)	291
11,397	Metro AG (Food & Staples Retailing)	179
4,192	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	928
17,323	ProSiebenSat.1 Media AG (Media)	449
127,977	SAP SE (Software)	15,748
11,348	Schaeffler AG (Auto Components)	145
41,968	Siemens AG (Industrial Conglomerates)	5,376
16,938	Symrise AG (Chemicals)	1,546
31,054	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	131
48,704	TUI AG (Hotels, Restaurants & Leisure)	935
6,695	Uniper SE (Independent Power and Renewable Electricity Producers)	206
2,138	Volkswagen AG (Automobiles)	373
16,818	Vonovia SE (Real Estate Management & Development)	822
51,445	Wirecard AG (IT Services)	11,150

		135,704

	Hong Kong — 1.84%
614,880	AIA Group Ltd. (Insurance) (b)	5,492
32,800	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	334
177,555	BOC Hong Kong (Holdings) Ltd. (Banks)	844
139,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	1,043
264,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	3,042
44,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	348
104,093	CLP Holdings Ltd. (Electric Utilities)	1,219

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) *(a)	$—
48,000	Hang Lung Group Ltd. (Real Estate Management & Development)	128
136,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	267
36,406	Hang Seng Bank Ltd. (Banks)	988
85,472	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	430
176,073	HK Electric Investments Ltd. (Electric Utilities)	178
244,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	335
75,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	501
40,000	Hysan Development Co. (Real Estate Management & Development)	202
45,000	Kerry Properties Ltd. (Real Estate Management & Development)	153
758,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	169
370,483	New World Development Co. Ltd. (Real Estate Management & Development)	505
104,000	NWS Holdings Ltd. (Industrial Conglomerates)	206
291,000	PCCW Ltd. (Diversified Telecommunication Services)	170
90,224	Power Assets Holdings Ltd. (Electric Utilities)	628
256,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	1,159
195,205	Sino Land Co. Ltd. (Real Estate Management & Development)	335
91,756	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	1,336
58,400	The Bank of East Asia Ltd. (Banks)	218
141,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,392
92,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	250
1,167,000	WH Group Ltd. (Food Products)	821

		22,693

	Indonesia — 0.09%
5,157,500	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,090

	Ireland (Republic of) — 0.94%
15,915	AIB Group PLC (Banks)	81
39,346	CRH PLC (Construction Materials)	1,287
79,836	Experian PLC (Professional Services)	2,050
73,763	Medtronic PLC (Health Care Equipment & Supplies)	7,257
4,399	Paddy Power PLC (Hotels, Restaurants & Leisure)	375
11,598	Smurfit Kappa Group PLC (Containers & Packaging)	459

		11,509

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel — 0.22%
2,329	Azrieli Group (Real Estate Management & Development)	$120
105,741	Bank Hapoalim Ltd. (Banks)	775
59,295	Bank Leumi Le (Banks)	392
317,903	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	366
157,344	Israel Chemicals Ltd. (Chemicals)	962
5,784	Mizrahi Tefahot Bank Ltd. (Banks)	101

		2,716

	Italy — 2.43%
243,965	Assicurazioni Generali SpA (Insurance)	4,214
39,433	Atlantia SpA (Transportation Infrastructure)	818
327,881	Enel SpA (Electric Utilities)	1,679
203,919	Eni SpA (Oil, Gas & Consumable Fuels)	3,855
1,522,626	Intesa Sanpaolo SpA (Banks)	3,891
18,673	Mediobanca SpA (Banks)	187
14,868	Poste Italiane SpA (Insurance)	119
181,752	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	757
253,983	Telecom Italia SpA (Diversified Telecommunication Services)	137
56,723	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	303
930,511	Unicredit SpA (Banks)	14,003

		29,963

	Japan — 16.43%
3,100	ABC-Mart, Inc. (Specialty Retail)	172
4,361	AEON Credit Service Co. Ltd. (Consumer Finance)	90
16,000	Aisin Seiki Co. Ltd. (Auto Components)	779
32,300	Amada Holdings Co. Ltd. (Machinery)	345
4,316	Aozora Bank Ltd. (Banks)	154
18,645	Asahi Glass Co. Ltd. (Building Products)	774
122,300	Asahi Kasei Corp. (Chemicals)	1,855
7,280	Benesse Holdings, Inc. (Diversified Consumer Services)	207
59,811	Bridgestone Corp. (Auto Components)	2,260
21,200	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	419
66,700	CALBEE, Inc. (Food Products)	2,196
97,910	Canon, Inc. (Technology Hardware, Storage & Peripherals)	3,111
21,000	Casio Computer Co. Ltd. (Household Durables)	343
29,500	Chubu Electric Power Company, Inc. (Electric Utilities)	446
41,700	Concordia Financial Group Ltd. (Banks)	204
24,588	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	571
25,300	Daicel Corp. (Chemicals)	294
3,579	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	460
27,850	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	827
86	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	197
41,400	Daiwa Securities Group, Inc. (Capital Markets)	252

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
9,500	DeNA Co. Ltd. (Entertainment)	$168
43,700	Denso Corp. (Auto Components)	2,308
101,600	East Japan Railway Co. (Road & Rail)	9,440
7,300	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	202
37,700	Fanuc Ltd. (Machinery)	7,109
60,798	Fuji Heavy Industries Ltd. (Automobiles)	1,862
38,300	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,725
19,300	Fujitsu Ltd. (IT Services)	1,376
5,977	Fukuoka Financial Group, Inc. (Banks)	164
24,100	Hino Motors Ltd. (Machinery)	264
10,100	Hitachi Chemical Co. Ltd. (Chemicals)	206
10,600	Hitachi Construction Machinery Co. Ltd. (Machinery)	355
6,700	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	231
94,200	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	3,201
20,000	Hitachi Metals Ltd. (Metals & Mining)	248
158,936	Honda Motor Co. Ltd. (Automobiles)	4,811
13,800	Hulic Co. Ltd. (Real Estate Management & Development)	135
15,000	Iida Group Holdings Co. Ltd. (Household Durables)	267
56,200	Isuzu Motors Ltd. (Automobiles)	886
137,217	ITOCHU Corp. (Trading Companies & Distributors)	2,512
224,700	Japan Airlines Co. Ltd. (Airlines)	8,078
61,700	Japan Exchange Group, Inc. (Capital Markets)	1,075
17,500	Japan Post Bank Co. Ltd. (Banks)	207
57,900	Japan Post Holdings Co. Ltd. (Insurance)	689
39	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	139
65	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	341
123	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	223
109,200	Japan Tobacco, Inc. (Tobacco)	2,851
47,800	JFE Holdings, Inc. (Metals & Mining)	1,097
25,179	JS Group Corp. (Building Products)	485
18,554	JSR Corp. (Chemicals)	346
22,000	JTEKT Corp. (Machinery)	322
315,357	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,383
44,500	Kajima Corp. (Construction & Engineering)	647
543,400	KDDI Corp. (Wireless Telecommunication Services)	15,015
89,345	Komatsu Ltd. (Machinery)	2,718
44,700	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	475
33,384	Kuraray Co. Ltd. (Chemicals)	502
31,700	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,903
15,800	Kyushu Railway Co. (Road & Rail)	481
5,594	Lawson, Inc. (Food & Staples Retailing)	341
153,916	Marubeni Corp. (Trading Companies & Distributors)	1,409

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
5,587	Maruichi Steel Tube Ltd. (Metals & Mining)	$182
55,600	Mazda Motor Corp. (Automobiles)	668
36,600	Mebuki Financial Group, Inc. (Banks)	127
126,000	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,206
132,645	Mitsubishi Corp. (Trading Companies & Distributors)	4,088
177,300	Mitsubishi Electric Corp. (Electrical Equipment)	2,429
15,800	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	336
30,100	Mitsubishi Heavy Industries Ltd. (Machinery)	1,162
10,300	Mitsubishi Materials Corp. (Metals & Mining)	308
24,926	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	417
438,005	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,734
12,000	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	71
166,088	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,954
17,500	Mitsui Chemicals, Inc. (Chemicals)	438
890,077	Mizuho Financial Group, Inc. (Banks)	1,553
17,500	MS&AD Insurance Group Holdings, Inc. (Insurance)	584
10,900	Nabtesco Corp. (Machinery)	290
19,500	Namco Bandai Holdings, Inc. (Leisure Products)	758
25,700	NEC Corp. (Technology Hardware, Storage & Peripherals)	710
42,900	Nexon Co. Ltd. (Entertainment) (a)	561
25,900	NGK Insulators Ltd. (Machinery)	427
9,000	NH Foods Ltd. (Food Products)	332
67	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	387
8,384	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	264
89	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	176
2,900	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	190
74,400	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	1,574
34,500	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,559
15,000	Nippon Yusen Kabushiki Kaisha (Marine)	282
227,754	Nissan Motor Co. Ltd. (Automobiles)	2,132
10,200	NOK Corp. (Auto Components)	175
85,100	Nomura Holdings, Inc. (Capital Markets)	407
6,811	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	138
196	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	268
12,000	Nomura Research Institute Ltd. (IT Services)	606
35,000	NSK Ltd. (Machinery)	401

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
67,125	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	$1,805
63,600	Obayashi Corp. (Construction & Engineering)	602
19,000	OMRON Corp. (Electronic Equipment, Instruments & Components)	803
32,200	ORIX Corp. (Diversified Financial Services)	522
17,742	Osaka Gas Co. Ltd. (Gas Utilities)	346
38,515	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	1,942
218,000	Panasonic Corp. (Household Durables)	2,540
10,800	Park24 Co. Ltd. (Commercial Services & Supplies)	327
77,638	Resona Holdings, Inc. (Banks)	436
66,083	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	710
13,800	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,006
5,015	Sankyo Co. Ltd. (Leisure Products)	196
5,000	SBI Holdings, Inc. (Capital Markets)	155
18,300	Sega Sammy Holdings, Inc. (Leisure Products)	270
27,396	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	467
36,800	Sekisui Chemical Co. Ltd. (Household Durables)	679
60,652	Sekisui House Ltd. (Household Durables)	925
71,000	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	3,162
25,200	Seven Bank Ltd. (Banks) ^	80
2,000	Shimamura Co. Ltd. (Specialty Retail)	190
173,000	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	7,369
7,608	Sony Financial Holdings, Inc. (Insurance)	168
144,000	Sumitomo Chemical Co. Ltd. (Chemicals)	843
109,886	Sumitomo Corp. (Trading Companies & Distributors)	1,833
73,100	Sumitomo Electric Industries Ltd. (Auto Components)	1,147
10,900	Sumitomo Heavy Industries Ltd. (Machinery)	389
197,948	Sumitomo Mitsui Financial Group, Inc. (Banks)	7,991
11,883	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	489
17,091	Sumitomo Rubber Industries Ltd. (Auto Components)	257
5,600	Suruga Bank Ltd. (Banks)	28
20,900	T&D Holdings, Inc. (Insurance)	345
20,900	Taisei Corp. (Construction & Engineering)	953
10,000	Taiyo Nippon Sanso Corp. (Chemicals)	150
367,611	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals) ^	15,730
18,500	Teijin Ltd. (Chemicals)	355
13,242	The Chugoku Electric Power Company, Inc. (Electric Utilities) ^	170
38,600	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	804
34,300	The Kansai Electric Power Co., Inc. (Electric Utilities)	517
19,000	The Shizuoka Bank Ltd. (Banks)	171

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
11,800	The Yokohama Rubber Co. Ltd. (Auto Components)	$254
21,200	Tohoku Electric Power Co., Inc. (Electric Utilities)	288
24,600	Tokio Marine Holdings, Inc. (Insurance)	1,221
15,600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,143
19,100	Tokyo Gas Co. Ltd. (Gas Utilities)	470
9,300	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	113
24,500	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	394
6,200	Toyoda Gosei Co. Ltd. (Auto Components)	153
14,800	Toyota Industries Corp. (Auto Components)	875
127,000	Toyota Motor Corp. (Automobiles)	7,933
20,770	Toyota Tsusho Corp. (Trading Companies & Distributors)	784
11,427	Trend Micro, Inc. (Software)	735
145	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	228
21,100	USS Co. Ltd. (Specialty Retail)	392
16,200	West Japan Railway Co. (Road & Rail)	1,130
138,000	Yahoo Japan Corp. (Interactive Media & Services)	497
59,800	Yamada Denki Co. Ltd. (Specialty Retail) ^	303
27,400	Yamaha Motor Co. Ltd. (Automobiles)	768
22,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	467

		202,067

	Jersey — 0.35%
529,575	Glencore International PLC (Metals & Mining)	2,290
140,398	WPP PLC (Media)	2,057

		4,347

	Luxembourg — 0.11%
5,659	Millicom International Cellular SA (Wireless Telecommunication Services)	325
2,889	RTL Group (Media)	206
36,643	SES - FDR, Class – A (Media)	804

		1,335

	Netherlands — 3.72%
11,635	ABN AMRO Group N.V. (Banks)	317
49,239	AEGON N.V. (Insurance)	319
61,374	Airbus Group N.V. (Aerospace & Defense)	7,708
158,808	Akzo Nobel N.V. (Chemicals)	14,848
8,602	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	1,607
719,837	ING Groep N.V. (Banks)	9,346
129,822	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	342
90,889	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	2,084
19,921	Koninklijke DSM N.V. (Chemicals)	2,110
5,102	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	251
8,503	NN Group N.V. (Insurance)	380

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
8,578	Randstad Holding N.V. (Professional Services)	$458
108,957	Unilever N.V. (Personal Products)	6,067

		45,837

	New Zealand — 0.05%
17,893	Auckland International Airport Ltd. (Transportation Infrastructure)	87
44,404	Fletcher Building Ltd. (Construction Materials) (a)	192
34,702	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	76
78,228	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	209

		564

	Norway — 0.39%
68,447	DNB ASA (Banks)	1,441
14,355	Gjensidige Forsikring ASA (Insurance)	242
77,264	Marine Harvest ASA (Food Products)	1,791
69,615	Telenor ASA (Diversified Telecommunication Services)	1,361

		4,835

	Portugal — 0.07%
229,793	EDP-Energias de Portugal SA (Electric Utilities)	848

	Russia — 0.17%
120,994	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	2,094

	Singapore — 0.83%
445,872	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	861
438,844	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	572
440,215	CapitaMall Trust (Equity Real Estate Investment Trusts)	715
707,200	ComfortDelGro Corp. Ltd. (Road & Rail)	1,257
116,600	Singapore Airlines Ltd. (Airlines)	831
71,400	Singapore Exchange Ltd. (Capital Markets)	385
383,400	Singapore Press Holdings Ltd. (Media)	805
383,427	Singapore Tech Engineering (Aerospace & Defense)	999
1,380,979	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	3,274
405,380	Suntec REIT (Equity Real Estate Investment Trusts)	572

		10,271

	South Korea — 1.74%
180,809	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	7,572
6,822	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,322
49,084	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	12,481

		21,375

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain — 1.59%
295,218	Banco Bilbao Vizcaya Argentaria SA (Banks)	$1,882
164,613	Banco de Sabadell SA (Banks)	256
470,525	Banco Santander SA (Banks)	2,368
1,020,302	CaixaBank SA (Banks)	4,664
52,344	Corporacion Mapfre (Insurance)	164
26,780	Enagas (Oil, Gas & Consumable Fuels)	723
18,349	Endesa (Electric Utilities)	396
20,388	Gas Natural SDG SA (Gas Utilities)	556
348,671	Iberdrola SA (Electric Utilities)	2,566
52,150	Red Electrica Corp. (Electric Utilities)	1,092
139,610	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,782
267,432	Telefonica SA (Diversified Telecommunication Services)	2,117

		19,566

	Sweden — 1.50%
54,285	Electrolux AB, B Shares (Household Durables)	1,198
185,298	Hennes & Mauritz AB, B Shares (Specialty Retail) ^	3,426
18,392	ICA Gruppen AB (Food & Staples Retailing)	584
258,887	Nordea Bank AB (Banks)	2,823
139,782	Skandinaviska Enskilda Banken AB, Class – A (Banks)	1,561
64,899	Skanska AB, B Shares (Construction & Engineering)	1,275
1,971	Spotify Technology SA (Entertainment) (a)	356
130,806	Svenska Handelsbanken AB, A Shares (Banks)	1,653
77,423	Swedbank AB, A Shares (Banks)	1,920
32,605	Swedish Match AB (Tobacco)	1,670
41,637	Tele2 AB, B Shares (Wireless Telecommunication Services)	501
329,019	TeliaSonera AB (Diversified Telecommunication Services)	1,512

		18,479

	Switzerland — 9.52%
865,910	ABB Ltd., Registered Shares (Electrical Equipment)	20,470
24,790	Adecco SA, Registered Shares (Professional Services)	1,302
2,796	Baloise Holding AG, Registered Shares (Insurance)	427
90,702	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	7,397
65,679	Credit Suisse Group AG (Capital Markets)	988
4,968	Dufry AG (Specialty Retail) ^	560
49,443	Ferguson PLC (Trading Companies & Distributors)	4,198
2,019	Givaudan SA (Chemicals)	4,966
17,184	Idorsia Ltd. (Biotechnology) (a)(b)	433
8,277	Kuehne & Nagel International Ltd. (Marine)	1,312
74,373	LafargeHolcim Ltd., Registered Shares (Construction Materials)	3,673
6,268	Lonza Group AG (Life Sciences Tools & Services)	2,140

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
74,585	Nestle SA (Food Products)	$6,221
305,224	Novartis AG, Registered Shares (Pharmaceuticals)	26,261
1,469	Pargesa Holding SA (Diversified Financial Services)	118
95,518	Roche Holding AG (Pharmaceuticals)	23,149
806	SGS SA, Registered Shares (Professional Services)	2,123
12,932	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies) (b)	2,575
1,982	Swiss Life Holding AG (Insurance)	752
5,681	Swiss Prime Site AG (Real Estate Management & Development)	484
18,026	Swiss Re AG (Insurance)	1,665
1,981	Swisscom AG (Diversified Telecommunication Services)	899
147,417	UBS Group AG (Capital Markets)	2,329
8,682	Zurich Financial Services AG (Insurance)	2,744

		117,186

	United Kingdom — 21.04%
7,992	Admiral Group PLC (Insurance)	217
27,879	Aon PLC (Insurance)	4,287
265,890	AstraZeneca PLC (Pharmaceuticals)	20,662
1,528,811	Aviva PLC (Insurance)	9,753
27,948	Babcock International Group PLC (Commercial Services & Supplies)	263
1,252,516	Balfour Beatty PLC (Construction & Engineering)	4,474
5,455,202	Barclays PLC (Banks)	12,212
114,074	Barratt Developments PLC (Household Durables)	843
396,038	BHP Billiton PLC (Metals & Mining)	8,625
2,808,720	BP PLC (Oil, Gas & Consumable Fuels)	21,571
466,263	British American Tobacco PLC (Tobacco)	21,780
56,060	British Land Co. PLC (Equity Real Estate Investment Trusts)	451
467,748	BT Group PLC (Diversified Telecommunication Services)	1,373
119,823	Carnival PLC (Hotels, Restaurants & Leisure)	7,439
309,580	Centrica PLC (Multi-Utilities)	625
3,656,290	Cobham PLC (Aerospace & Defense) (a)	5,563
14,710	Coca-Cola European Partners PLC (Beverages)	669
851,527	ConvaTec Group PLC (Health Care Equipment & Supplies) (b)	2,579
146,372	Diageo PLC (Beverages)	5,186
55,316	Direct Line Insurance Group PLC (Insurance)	233
746,760	GlaxoSmithKline PLC (Pharmaceuticals)	14,956
46,295	Hammerson PLC (Equity Real Estate Investment Trusts)	276
1,079,610	HSBC Holdings PLC (Banks)	9,424
107,735	Imperial Tobacco Group PLC (Tobacco)	3,750
18,156	Investec PLC (Capital Markets)	128
414,635	ITV PLC (Media)	853
23,240	Johnson Matthey PLC (Chemicals)	1,079
41,607	Land Securities Group PLC (Equity Real Estate Investment Trusts)	478

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
242,872	Legal & General Group PLC (Insurance)	$830
9,708,098	Lloyds Banking Group PLC (Banks)	7,499
32,081	London Stock Exchange Group (Capital Markets)	1,917
180,902	Marks & Spencer Group PLC (Multiline Retail)	681
273,026	Micro Focus International PLC (Software)	5,086
202,781	National Grid PLC (Multi-Utilities)	2,091
34,150	Persimmon PLC (Household Durables)	1,052
560,596	Prudential PLC (Insurance)	12,854
366,176	Rentokil Initial PLC (Commercial Services & Supplies)	1,520
147,814	Rio Tinto PLC (Metals & Mining)	7,474
582,656	Rolls-Royce Holdings PLC (Aerospace & Defense) (a)	7,498
204,772	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	7,036
563,533	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	19,747
98,412	Royal Mail PLC (Air Freight & Logistics)	612
12,891	Severn Trent PLC (Water Utilities)	311
674,434	SSE PLC (Electric Utilities)	10,072
79,837	Standard Chartered PLC (Banks)	662
83,696	Standard Life PLC (Diversified Financial Services)	334
389,854	Taylor Wimpey PLC (Household Durables)	873
27,870	Travis Perkins PLC (Trading Companies & Distributors)	387
37,086	United Utilities Group PLC (Water Utilities)	340
4,764,619	Vodafone Group PLC (Wireless Telecommunication Services)	10,214

		258,839

	United States — 0.07%
7,809	WABCO Holdings, Inc. (Machinery) (a)	921

	Total Common Stocks	1,128,677

	Preferred Stocks — 2.14%
	Brazil — 0.23%
542,395	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels) (a)	2,834

	Germany — 1.91%
3,600	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	283
28,095	Henkel AG & Co. KGaA – Preferred (Household Products)	3,296
10,070	Porsche Automobil Holding SE – Preferred (Automobiles)	678
109,098	Volkswagen AG – Preferred (Automobiles)	19,200

		23,457

	Total Preferred Stocks	26,291

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Right — 0.00%
	France — 0.00%
152,771	Total SA (Oil, Gas & Consumable Fuels)	$—

	Total Right	—

	Mutual Funds — 3.17%
635,114	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91% (c)	635
2,994,582	Federated Treasury Obligations Fund, Institutional Shares, 1.89% ^^(c)	2,995
35,405,042	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.95% (c)	35,405

	Total Mutual Funds	39,035

Principal Amount (000)
	Repurchase Agreement — 0.25%
$3,031	Jefferies LLC, 2.25%, 10/1/18 (Purchased on 9/28/18, proceeds at maturity $3,031,080 collateralized by U.S. Treasury Obligations, 1.97% – 3.42%, 11/15/18 – 8/15/47 fair value $3,091,122) ^^	3,031

	Total Repurchase Agreement	3,031

	Total Investments (cost $1,043,110) — 97.27%	1,197,034
	Other assets in excess of liabilities — 2.73%	33,657

	Net Assets—100.00%	$1,230,691

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $21,821 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on September 30, 2018.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	13.17%	43.76%	34.78%	—	—	91.71%
Preferred Stocks	0.50%	0.08%	1.56%	—	—	2.14%
Right	—	0.00%	—	—	—	0.00%
Mutual Funds	—	0.23%	0.07%	2.87%	0.00%	3.17%
Repurchase Agreement	—	0.18%	0.07%	—	—	0.25%
Other Assets (Liabilities)	1.14%	0.09%	1.02%	0.48%	0.00%	2.73%

Total Net Assets	14.81%	44.34%	37.50%	3.35%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	371	12/21/18	$36,646	$525

			$36,646	$525

Futures Contracts Sold^
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Japanese Yen Future	107	12/17/18	$11,842	$244

			$11,842	$244

	Total Unrealized Appreciation			$769
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$769

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.14%
	Australia — 4.07%
92,283	AGL Energy Ltd. (Multi-Utilities)	$1,301
678,487	Alumina Ltd. (Metals & Mining)	1,358
234,050	AMP Ltd. (Diversified Financial Services)	540
165,285	APA Group (Gas Utilities)	1,192
124,065	APN Outdoor Group Ltd. (Media)	597
124,357	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	2,557
596,019	Aurizon Holdings Ltd. (Road & Rail)	1,770
303,369	AusNet Services (Electric Utilities)	356
342,816	Australia & New Zealand Banking Group Ltd. (Banks)	6,982
47,787	Bank of Queensland Ltd. (Banks)	381
57,076	Bendigo & Adelaide Bank Ltd. (Banks)	443
90,041	BlueScope Steel Ltd. (Metals & Mining)	1,105
31,897	CIMIC Group Ltd. (Construction & Engineering)	1,184
223,455	Coca-Cola Amatil Ltd. (Beverages)	1,576
6,526	Cochlear Ltd. (Health Care Equipment & Supplies)	946
202,901	Commonwealth Bank of Australia (Banks)	10,470
116,275	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	1,150
41,108	CSL Ltd. (Biotechnology)	5,975
145,364	Dexus Property Group (Equity Real Estate Investment Trusts)	1,109
263,976	GPT Group (Equity Real Estate Investment Trusts)	994
191,850	Harvey Norman Holdings Ltd. (Multiline Retail)^	488
102,956	Inghams Group Ltd. (Food Products)^	289
269,586	Insurance Australia Group Ltd. (Insurance)	1,426
200,802	Link Administration Holdings Ltd. (IT Services)	1,129
24,678	Macquarie Group Ltd. (Capital Markets)	2,248
551,432	Mirvac Group (Equity Real Estate Investment Trusts)	960
306,199	National Australia Bank Ltd. (Banks)	6,154
283,569	Qantas Airways Ltd. (Airlines)	1,209
92,348	Rio Tinto Ltd. (Metals & Mining)	5,256
616,929	Saracen Mineral Holdings Ltd. (Metals & Mining)(a)	832
795,481	Scentre Group (Equity Real Estate Investment Trusts)	2,283
33,638	Smartgroup Corp. Ltd. (Commercial Services & Supplies)	290
98,915	South32 Ltd. (Metals & Mining)	280
363,976	Stockland Trust Group (Equity Real Estate Investment Trusts)	1,092
146,450	Suncorp Group Ltd. (Insurance)	1,531
325,167	Sydney Airport (Transportation Infrastructure)	1,619
570,016	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	2,006
701,481	Telstra Corp. Ltd. (Diversified Telecommunication Services)	1,617
659,705	Transurban Group (Transportation Infrastructure)	5,349
506,931	Vicinity Centres (Equity Real Estate Investment Trusts)	960
244,945	Wesfarmers Ltd. (Food & Staples Retailing)	8,825
390,401	Westpac Banking Corp. (Banks)	7,880

		95,709

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Austria — 0.22%
36,245	Erste Group Bank AG (Banks)	$1,506
31,951	OMV AG (Oil, Gas & Consumable Fuels)	1,795
10,768	Raiffeisen Bank International AG (Banks)	310
34,751	Voestalpine AG (Metals & Mining)	1,589

		5,200

	Belgium — 0.75%
11,909	Ageas (Insurance)	640
170,846	Anheuser-Busch InBev N.V. (Beverages)	14,919
15,442	Belgacom SA (Diversified Telecommunication Services)	369
14,378	KBC Groep N.V. (Banks)	1,070
7,578	UCB SA (Pharmaceuticals)	681

		17,679

	Bermuda — 0.02%
207,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	575

	Brazil — 0.19%
89,982	B3 SA (Capital Markets)	521
318,764	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)	3,848

		4,369

	Canada — 1.87%
13,798	Canadian Imperial Bank of Commerce (Banks)^	1,293
24,358	Canadian National Railway Co. (Road & Rail)	2,187
30,447	Canadian Pacific Railway Ltd. (Road & Rail)	6,442
26,622	Canadian Pacific Railway Ltd. (Road & Rail)	5,643
799,649	Encana Corp. (Oil, Gas & Consumable Fuels)	10,482
221,049	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	6,726
622,631	Manulife Financial Corp. (Insurance)	11,132

		43,905

	Chile — 0.05%
96,361	Antofagasta PLC (Metals & Mining)	1,074

	China — 1.31%
48,400	Baidu, Inc., ADR (Interactive Media & Services)(a)	11,068
1,004,827	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	1,923
1,576,482	China Mobile Ltd. (Wireless Telecommunication Services)	15,537
29,700	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,864
4,440	Kweichow Moutai Co. Ltd. (Beverages)	471

		30,863

	Denmark — 1.29%
19,265	Carlsberg A/S, Class – B (Beverages)	2,311
72,790	Danske Bank A/S (Banks)	1,912
10,296	DFDS A/S (Marine)	510
16,941	Dong Energy A/S (Electric Utilities)	1,151
18,787	Genmab A/S (Biotechnology)(a)	2,955
6,364	H. Lundbeck A/S (Pharmaceuticals)	393

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
29,142	ISS A/S (Commercial Services & Supplies)	$1,026
340,626	Novo Nordisk A/S, Class – B (Pharmaceuticals)	16,039
20,122	Pandora A/S (Textiles, Apparel & Luxury Goods)	1,257
10,029	Tryg A/S (Insurance)	250
36,381	Vestas Wind Systems A/S (Electrical Equipment)	2,461

		30,265

	Finland — 0.63%
33,619	Elisa Oyj (Diversified Telecommunication Services)	1,426
204,360	Fortum Oyj (Electric Utilities)	5,122
54,327	Nokian Renkaat Oyj (Auto Components)	2,226
50,952	Orion Oyj, Class – B (Pharmaceuticals)	1,929
80,576	Sampo Oyj, Class – A (Insurance)	4,172

		14,875

	France — 7.45%
27,019	Air France-KLM (Airlines) (a)	281
38,938	Air Liquide SA (Chemicals)	5,122
4,612	Amundi SA (Capital Markets)	346
21,244	Atos SE (IT Services)	2,528
266,662	AXA SA (Insurance)	7,167
324,220	BNP Paribas (Banks)	19,840
51,081	Bouygues SA (Construction & Engineering)	2,208
128,631	Carrefour SA (Food & Staples Retailing)	2,463
12,689	Casino Guichard-Perrachon SA (Food & Staples Retailing)^	534
16,691	CNP Assurances (Insurance)	402
110,607	Compagnie de Saint-Gobain (Building Products)	4,770
37,736	Compagnie Generale des Etablissements Michelin, Class – B (Auto Components)	4,510
136,610	Credit Agricole SA (Banks)	1,964
35,661	Eiffage SA (Construction & Engineering) (b)	3,981
58,817	Electricite de France SA (Electric Utilities)	1,033
475,740	ENGIE (Multi-Utilities)	6,994
41,401	Eutelsat Communications (Media)	979
25,922	Faurecia (Auto Components)	1,560
4,280	Fonciere des Regions (Equity Real Estate Investment Trusts)	446
5,525	Gecina SA (Equity Real Estate Investment Trusts)	922
1,307	Hermes International (Textiles, Apparel & Luxury Goods)	866
4,568	Icade (Equity Real Estate Investment Trusts)	422
8,002	Imerys SA (Construction Materials)	591
13,099	Ingenico Group SA (Electronic Equipment, Instruments & Components)	995
14,441	Ipsen SA (Pharmaceuticals)	2,428
26,110	Klepierre (Equity Real Estate Investment Trusts)	925
10,137	L’Oreal SA (Personal Products)	2,444
88,986	Natixism SA (Capital Markets)	603
8,533	Nexity (Real Estate Management & Development)	471
226,454	Orange SA (Diversified Telecommunication Services)	3,611
139,551	Peugeot SA (Automobiles)	3,763
46,324	Publicis Groupe (Media)	2,768
42,384	Renault SA (Automobiles)	3,666

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
67,008	Rexel SA (Trading Companies & Distributors)	$1,006
23,467	Safran SA (Aerospace & Defense)	3,288
222,049	Sanofi-Aventis (Pharmaceuticals)	19,735
153,910	Schneider Electric SA (Electrical Equipment)	12,382
16,006	SCOR SE (Insurance)	743
6,476	Societe BIC SA (Commercial Services & Supplies)	593
78,144	Societe Generale (Banks)	3,354
20,039	Sodexo (Hotels, Restaurants & Leisure)	2,125
45,157	Suez Environnement Co. (Multi-Utilities)	642
459,577	Total SA (Oil, Gas & Consumable Fuels)	29,792
15,359	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	3,089
52,146	Valeo SA (Auto Components)	2,264
60,922	Veolia Environnement (Multi-Utilities)	1,216
33,808	Vinci SA (Construction & Engineering)	3,219

		175,051

	Germany — 9.85%
77,894	Allianz SE (Insurance)	17,362
8,164	Axel Springer AG (Media)	549
308,178	BASF SE (Chemicals)	27,387
120,401	Bayer AG (Pharmaceuticals)	10,694
51,062	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	4,606
36,993	Beiersdorf AG (Personal Products)	4,173
33,482	Continental AG (Auto Components)	5,829
80,142	Covestro AG (Chemicals)	6,500
150,673	Daimler AG, Registered Shares (Automobiles)	9,507
100,991	Deutsche Boerse AG (Capital Markets)	13,530
131,546	Deutsche Lufthansa AG, Registered Shares (Airlines)	3,231
522,690	Deutsche Post AG (Air Freight & Logistics)	18,635
313,989	Deutsche Telekom AG (Diversified Telecommunication Services)	5,061
4,866	Drillisch AG (Wireless Telecommunication Services)	237
164,671	E.ON AG (Multi-Utilities)	1,678
25,419	Evonik Industries AG (Chemicals)	910
3,783	Hannover Rueckversicherung AG (Insurance)	534
27,106	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	2,087
22,990	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	522
132,330	Linde AG (Chemicals)	31,293
487	Linde AG (Chemicals)	101
5,753	MAN SE (Machinery)	625
25,191	Metro AG (Food & Staples Retailing)	395
5,010	MTU Aero Engines AG (Aerospace & Defense)	1,129
9,266	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	2,052
38,288	ProSiebenSat.1 Media AG (Media)	995
8,027	Rheinmetall AG (Industrial Conglomerates)	839
210,853	SAP SE (Software)	25,947
72,401	Schaeffler AG (Auto Components)	925
92,762	Siemens AG (Industrial Conglomerates)	11,882

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
7,108	Siltronic AG (Semiconductors & Semiconductor Equipment)	$870
21,276	Symrise AG (Chemicals)	1,942
66,176	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	280
107,650	TUI AG (Hotels, Restaurants & Leisure)	2,066
14,797	Uniper SE (Independent Power and Renewable Electricity Producers)	455
4,726	Volkswagen AG (Automobiles)	824
37,171	Vonovia SE (Real Estate Management & Development)	1,816
64,625	Wirecard AG (IT Services)	14,007

		231,475

	Hong Kong — 2.28%
772,318	AIA Group Ltd. (Insurance) (b)	6,896
72,400	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	737
393,005	BOC Hong Kong (Holdings) Ltd. (Banks)	1,868
523,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	3,924
626,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	7,213
97,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	768
229,919	CLP Holdings Ltd. (Electric Utilities)	2,692
588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)*(a)	—
106,000	Hang Lung Group Ltd. (Real Estate Management & Development)	282
303,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	592
129,809	Hang Seng Bank Ltd. (Banks)	3,525
189,414	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	952
423,377	HK Electric Investments Ltd. (Electric Utilities)	427
540,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	743
167,300	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,108
89,000	Hysan Development Co. (Real Estate Management & Development)	450
265,500	Kerry Properties Ltd. (Real Estate Management & Development)	901
1,676,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	375
212,000	Lifestyle International Holdings Ltd. (Multiline Retail)	416
819,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,117
229,000	NWS Holdings Ltd. (Industrial Conglomerates)	453
639,000	PCCW Ltd. (Diversified Telecommunication Services)	372
199,038	Power Assets Holdings Ltd. (Electric Utilities)	1,386
634,800	Sands China Ltd. (Hotels, Restaurants & Leisure)	2,874

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
431,839	Sino Land Co. Ltd. (Real Estate Management & Development)	$740
203,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,957
52,500	Techtronic Industries Co. (Household Durables)	335
129,200	The Bank of East Asia Ltd. (Banks)	482
424,826	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	4,182
621,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	1,690
3,041,000	WH Group Ltd. (Food Products)	2,141
129,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	774
112,000	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	258

		53,630

	Indonesia — 0.06%
6,478,700	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,370

	Ireland (Republic of) — 0.74%
35,178	AIB Group PLC (Banks)	180
87,728	CRH PLC (Construction Materials)	2,870
100,203	Experian PLC (Professional Services)	2,573
5,177	ICON PLC (Life Sciences Tools & Services) (a)	796
92,660	Medtronic PLC (Health Care Equipment & Supplies)	9,114
9,723	Paddy Power PLC (Hotels, Restaurants & Leisure)	830
25,636	Smurfit Kappa Group PLC (Containers & Packaging)	1,014

		17,377

	Israel — 0.26%
5,148	Azrieli Group (Real Estate Management & Development)	265
233,717	Bank Hapoalim Ltd. (Banks)	1,714
131,059	Bank Leumi Le (Banks)	865
702,651	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	809
347,773	Israel Chemicals Ltd. (Chemicals)	2,125
12,784	Mizrahi Tefahot Bank Ltd. (Banks)	224

		6,002

	Italy — 2.33%
339,053	Assicurazioni Generali SpA (Insurance)	5,857
87,158	Atlantia SpA (Transportation Infrastructure)	1,808
1,564,613	Enel SpA (Electric Utilities)	8,013
450,715	Eni SpA (Oil, Gas & Consumable Fuels)	8,519
51,403	Fiat DaimlerChrysler Automobiles NV (Automobiles) (a)	904
3,491,623	Intesa Sanpaolo SpA (Banks)	8,922
41,272	Mediobanca SpA (Banks)	412
93,164	Poste Italiane SpA (Insurance)	744
401,721	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	1,674
602,917	Telecom Italia SpA (Diversified Telecommunication Services)	324
125,374	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	670
1,128,405	Unicredit SpA (Banks)	16,983

		54,830

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan — 18.89%
7,600	ABC-Mart, Inc. (Specialty Retail)	$423
8,800	AEON Credit Service Co. Ltd. (Consumer Finance)	182
35,400	Aisin Seiki Co. Ltd. (Auto Components)	1,723
73,600	Amada Holdings Co. Ltd. (Machinery)	786
10,500	Aozora Bank Ltd. (Banks)	375
71,015	Asahi Glass Co. Ltd. (Building Products)	2,947
270,300	Asahi Kasei Corp. (Chemicals)	4,100
16,749	Benesse Holdings, Inc. (Diversified Consumer Services)	477
132,200	Bridgestone Corp. (Auto Components)	4,996
48,500	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	958
83,200	CALBEE, Inc. (Food Products)^	2,739
346,067	Canon, Inc. (Technology Hardware, Storage & Peripherals)	10,997
34,000	Capcom Co. Ltd. (Entertainment)	863
48,000	Casio Computer Co. Ltd. (Household Durables)	785
65,100	Chubu Electric Power Company, Inc. (Electric Utilities)	985
91,500	Concordia Financial Group Ltd. (Banks)	449
54,439	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,267
207,900	Daicel Corp. (Chemicals)	2,416
7,867	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	1,012
171,100	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	5,073
181	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	414
94,300	Daiwa Securities Group, Inc. (Capital Markets)	574
21,700	DeNA Co. Ltd. (Entertainment)	383
110,700	Denso Corp. (Auto Components)	5,846
63,300	DMG Mori Co. Ltd. (Machinery)^	1,058
147,100	East Japan Railway Co. (Road & Rail)	13,668
17,600	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	487
62,400	Fanuc Ltd. (Machinery)	11,765
134,394	Fuji Heavy Industries Ltd. (Automobiles)	4,117
121,400	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	5,466
42,600	Fujitsu Ltd. (IT Services)	3,036
13,200	Fukuoka Financial Group, Inc. (Banks)	363
38,900	HASEKO Corp. (Household Durables)	505
55,300	Hino Motors Ltd. (Machinery)	606
14,300	Hitachi Capital Corp. (Consumer Finance)	399
22,400	Hitachi Chemical Co. Ltd. (Chemicals)	456
22,400	Hitachi Construction Machinery Co. Ltd. (Machinery)	749
14,800	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	510
244,800	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	8,318
45,600	Hitachi Metals Ltd. (Metals & Mining)	565
394,024	Honda Motor Co. Ltd. (Automobiles)	11,928
31,500	Hulic Co. Ltd. (Real Estate Management & Development)	309
34,300	Iida Group Holdings Co. Ltd. (Household Durables)	610

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
126,200	Isuzu Motors Ltd. (Automobiles)	$1,990
304,768	ITOCHU Corp. (Trading Companies & Distributors)	5,580
260,500	Japan Airlines Co. Ltd. (Airlines)	9,365
90,900	Japan Exchange Group, Inc. (Capital Markets)	1,584
38,300	Japan Post Bank Co. Ltd. (Banks)	453
290,400	Japan Post Holdings Co. Ltd. (Insurance)	3,456
94	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	335
142	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	745
281	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	510
241,397	Japan Tobacco, Inc. (Tobacco)	6,303
105,700	JFE Holdings, Inc. (Metals & Mining)	2,426
55,745	JS Group Corp. (Building Products)	1,074
41,083	JSR Corp. (Chemicals)	767
50,200	JTEKT Corp. (Machinery)	735
697,118	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	5,267
97,500	Kajima Corp. (Construction & Engineering)	1,417
28,600	Kakaku.com, Inc. (Interactive Media & Services)	559
741,600	KDDI Corp. (Wireless Telecommunication Services)	20,492
197,400	Komatsu Ltd. (Machinery)	6,005
102,000	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	1,085
6,500	Kose Corp. (Personal Products)	1,239
73,629	Kuraray Co. Ltd. (Chemicals)	1,107
70,000	Kyocera Corp. (Electronic Equipment, Instruments & Components)	4,202
34,900	Kyushu Railway Co. (Road & Rail)	1,063
12,426	Lawson, Inc. (Food & Staples Retailing)	757
23,500	Maeda Corp. (Construction & Engineering)	310
340,131	Marubeni Corp. (Trading Companies & Distributors)	3,114
12,577	Maruichi Steel Tube Ltd. (Metals & Mining)	410
122,800	Mazda Motor Corp. (Automobiles)	1,474
83,200	Mebuki Financial Group, Inc. (Banks)	288
278,400	Mitsubishi Chemical Holdings Corp. (Chemicals)	2,665
293,240	Mitsubishi Corp. (Trading Companies & Distributors)	9,038
453,200	Mitsubishi Electric Corp. (Electrical Equipment)	6,210
34,900	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	743
74,000	Mitsubishi Heavy Industries Ltd. (Machinery)	2,858
24,000	Mitsubishi Materials Corp. (Metals & Mining)	717
55,043	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	921
1,387,182	Mitsubishi UFJ Financial Group, Inc. (Banks)	8,659
25,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	151
367,026	Mitsui & Co. Ltd. (Trading Companies & Distributors)	6,528
38,800	Mitsui Chemicals, Inc. (Chemicals)	970
1,967,292	Mizuho Financial Group, Inc. (Banks)	3,432

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
130,800	MS&AD Insurance Group Holdings, Inc. (Insurance)	$4,368
24,000	Nabtesco Corp. (Machinery)	638
43,000	Namco Bandai Holdings, Inc. (Leisure Products)	1,672
56,900	NEC Corp. (Technology Hardware, Storage & Peripherals)	1,573
94,800	Nexon Co. Ltd. (Entertainment) (a)	1,239
57,200	NGK Insulators Ltd. (Machinery)	944
20,000	NH Foods Ltd. (Food Products)	739
155	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	896
19,400	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	611
91,800	Nippon Light Metal Holdings Co. (Metals & Mining)	205
198	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	392
3,700	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	243
179,200	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	3,792
76,200	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	3,442
33,300	Nippon Yusen Kabushiki Kaisha (Marine)	626
42,500	Nishimatsu Construction Co. Ltd. (Construction & Engineering)	1,076
11,300	Nissan Chemical Industries Ltd. (Chemicals)	597
503,279	Nissan Motor Co. Ltd. (Automobiles)	4,712
19,500	Nitto Denko Corp. (Chemicals)	1,462
24,400	NOK Corp. (Auto Components)	419
377,400	Nomura Holdings, Inc. (Capital Markets)	1,804
14,900	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	301
432	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	590
25,900	Nomura Research Institute Ltd. (IT Services)	1,309
77,300	NSK Ltd. (Machinery)	886
391,700	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	10,534
140,600	Obayashi Corp. (Construction & Engineering)	1,332
42,000	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,775
283,100	ORIX Corp. (Diversified Financial Services)	4,591
39,195	Osaka Gas Co. Ltd. (Gas Utilities)	765
85,181	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	4,294
481,800	Panasonic Corp. (Household Durables)	5,614
25,100	Park24 Co. Ltd. (Commercial Services & Supplies)	759
38,200	Raysum Co. Ltd. (Real Estate Management & Development)	537
170,385	Resona Holdings, Inc. (Banks)	957
146,200	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,570
17,400	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,268
11,204	Sankyo Co. Ltd. (Leisure Products)	438
11,600	SBI Holdings, Inc. (Capital Markets)	360

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
40,300	Sega Sammy Holdings, Inc. (Leisure Products)	$594
58,769	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	1,003
81,100	Sekisui Chemical Co. Ltd. (Household Durables)	1,496
134,165	Sekisui House Ltd. (Household Durables)	2,046
202,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	9,020
54,100	Seven Bank Ltd. (Banks)^	171
4,700	Shimamura Co. Ltd. (Specialty Retail)	446
2,800	Shin-Etsu Chemical Co. Ltd. (Chemicals)	248
26,800	Shionogi & Co. Ltd. (Pharmaceuticals)	1,751
264,700	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	11,276
16,700	Sony Financial Holdings, Inc. (Insurance)	368
318,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,862
244,000	Sumitomo Corp. (Trading Companies & Distributors)	4,069
161,500	Sumitomo Electric Industries Ltd. (Auto Components)	2,533
24,100	Sumitomo Heavy Industries Ltd. (Machinery)	860
91,900	Sumitomo Mitsui Construction (Construction & Engineering)	618
259,323	Sumitomo Mitsui Financial Group, Inc. (Banks)	10,469
67,900	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	2,795
39,031	Sumitomo Rubber Industries Ltd. (Auto Components)	586
12,400	Suruga Bank Ltd. (Banks)	62
13,800	SUZUKEN Co. Ltd. (Health Care Providers & Services)	655
47,800	T&D Holdings, Inc. (Insurance)	789
83,300	Taisei Corp. (Construction & Engineering)	3,798
12,500	Taiyo Nippon Sanso Corp. (Chemicals)	187
488,185	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)^	20,890
42,500	Teijin Ltd. (Chemicals)	815
39,100	The Chiba Bank Ltd. (Banks)	267
31,700	The Chugoku Electric Power Company, Inc. (Electric Utilities)^	407
107,000	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	2,228
75,700	The Kansai Electric Power Co., Inc. (Electric Utilities)	1,141
75,300	The Shizuoka Bank Ltd. (Banks)	676
27,300	The Yokohama Rubber Co. Ltd. (Auto Components)	589
48,300	Tohoku Electric Power Co., Inc. (Electric Utilities)	656
54,500	Tokio Marine Holdings, Inc. (Insurance)	2,704
55,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	7,613
88,700	Tokyo Gas Co. Ltd. (Gas Utilities)	2,180
21,200	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	259
53,500	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	859
51,700	Toyo Construction Co. Ltd. (Construction & Engineering)	211

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
32,500	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	$674
13,800	Toyoda Gosei Co. Ltd. (Auto Components)	341
32,800	Toyota Industries Corp. (Auto Components)	1,940
280,700	Toyota Motor Corp. (Automobiles)	17,530
46,000	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,737
25,300	Trend Micro, Inc. (Software)	1,628
333	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	523
46,700	USS Co. Ltd. (Specialty Retail)	867
19,400	UT Group Co. Ltd. (Professional Services) (a)	692
1,500	V Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	225
35,700	West Japan Railway Co. (Road & Rail)	2,489
314,300	Yahoo Japan Corp. (Interactive Media & Services)	1,132
136,400	Yamada Denki Co. Ltd. (Specialty Retail)^	690
60,600	Yamaha Motor Co. Ltd. (Automobiles)	1,699
47,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	996

		444,379

	Jersey — 0.32%
665,243	Glencore International PLC (Metals & Mining)	2,876
310,319	WPP PLC (Media)	4,547

		7,423

	Luxembourg — 0.13%
12,434	Millicom International Cellular SA (Wireless Telecommunication Services)	715
6,595	RTL Group (Media)	470
80,991	SES – FDR, Class – A (Media)	1,777

		2,962

	Netherlands — 3.52%
26,691	ABN AMRO Group N.V. (Banks)	727
270,112	AEGON N.V. (Insurance)	1,752
77,097	Airbus Group N.V. (Aerospace & Defense)	9,682
195,111	Akzo Nobel N.V. (Chemicals)	18,242
10,806	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	2,018
1,125,327	ING Groep N.V. (Banks)	14,610
285,273	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	752
278,114	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	6,377
25,024	Koninklijke DSM N.V. (Chemicals)	2,651
11,653	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	574
18,683	NN Group N.V. (Insurance)	834
18,960	Randstad Holding N.V. (Professional Services)	1,012
366,536	Unilever N.V. (Personal Products)	20,410
49,674	Wolters Kluwer N.V. (Professional Services)	3,096

		82,737

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand — 0.07%
45,027	A2 Milk Co. Ltd. (Food Products) (a)	$336
39,548	Auckland International Airport Ltd. (Transportation Infrastructure)	191
98,144	Fletcher Building Ltd. (Construction Materials) (a)	425
76,700	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	167
172,906	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	464

		1,583

	Norway — 0.88%
24,396	Aker BP ASA (Oil, Gas & Consumable Fuels)	1,036
151,285	DNB ASA (Banks)	3,184
169,954	DNO International ASA (Oil, Gas & Consumable Fuels)	351
273,410	Equinor ASA (Oil, Gas & Consumable Fuels)	7,714
32,794	Gjensidige Forsikring ASA (Insurance)	553
170,774	Marine Harvest ASA (Food Products)	3,958
16,472	Salmar ASA (Food Products)	822
152,974	Telenor ASA (Diversified Telecommunication Services)	2,991

		20,609

	Portugal — 0.08%
507,906	EDP – Energias de Portugal SA (Electric Utilities)	1,874

	Russia — 0.11%
151,989	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	2,629

	Singapore — 1.09%
985,500	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,904
994,409	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	1,295
992,800	CapitaMall Trust (Equity Real Estate Investment Trusts)	1,613
1,563,100	ComfortDelGro Corp. Ltd. (Road & Rail)	2,779
192,700	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,613
257,700	Singapore Airlines Ltd. (Airlines)	1,837
156,700	Singapore Exchange Ltd. (Capital Markets)	845
862,547	Singapore Press Holdings Ltd. (Media)	1,811
972,700	Singapore Tech Engineering (Aerospace & Defense)	2,534
3,052,310	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	7,235
891,780	Suntec REIT (Equity Real Estate Investment Trusts)	1,259
100,500	United Overseas Land Ltd. (Real Estate Management & Development)	507
523,600	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	475

		25,707

	South Korea — 1.00%
192,950	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	8,081

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
8,383	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	$1,625
54,012	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	13,733

		23,439

	Spain — 1.90%
39,005	Amadeus IT Holding SA, A Shares (IT Services)	3,623
990,778	Banco Bilbao Vizcaya Argentaria SA (Banks)	6,315
363,838	Banco de Sabadell SA (Banks)	566
1,039,988	Banco Santander SA (Banks)	5,234
1,127,552	CaixaBank SA (Banks)	5,155
112,613	Corporacion Mapfre (Insurance)	353
59,191	Enagas (Oil, Gas & Consumable Fuels)	1,598
40,556	Endesa (Electric Utilities)	876
45,062	Gas Natural SDG SA (Gas Utilities)	1,230
770,657	Iberdrola SA (Electric Utilities)	5,670
49,367	Industria de Diseno Textil SA (Specialty Retail)	1,496
77,926	Red Electrica Corp. (Electric Utilities)	1,632
308,575	Repsol YPF SA (Oil, Gas & Consumable Fuels)	6,149
591,097	Telefonica SA (Diversified Telecommunication Services)	4,679

		44,576

	Sweden — 1.94%
15,703	Atlas Copco AB, A Shares (Machinery)	453
167,475	Electrolux AB, B Shares (Household Durables)	3,695
30,819	Epiroc AB, Class – A (Machinery) (a)	344
33,043	Granges AB (Metals & Mining)	394
409,559	Hennes & Mauritz AB, B Shares (Specialty Retail)^	7,572
40,651	ICA Gruppen AB (Food & Staples Retailing)	1,290
27,128	Micronic Mydata AB (Electronic Equipment, Instruments & Components)^	284
572,210	Nordea Bank AB (Banks)	6,240
23,411	Sandvik AB (Machinery)	416
308,956	Skandinaviska Enskilda Banken AB, Class – A (Banks)	3,451
143,445	Skanska AB, B Shares (Construction & Engineering)	2,818
2,476	Spotify Technology SA (Entertainment) (a)	448
289,118	Svenska Handelsbanken AB, A Shares (Banks)	3,653
171,125	Swedbank AB, A Shares (Banks)	4,244
72,065	Swedish Match AB (Tobacco)	3,691
92,030	Tele2 AB, B Shares (Wireless Telecommunication Services)	1,108
727,222	TeliaSonera AB (Diversified Telecommunication Services)	3,341
129,092	Volvo AB, B Shares (Machinery)	2,283

		45,725

	Switzerland — 9.10%
1,262,171	ABB Ltd., Registered Shares (Electrical Equipment)	29,837
54,792	Adecco SA, Registered Shares (Professional Services)	2,879

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
168,837	Aryzta AG (Food Products)^ (a)	$1,607
6,181	Baloise Holding AG, Registered Shares (Insurance)	943
150	Barry Callebaut AG (Food Products)	284
99,883	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	8,145
82,479	Credit Suisse Group AG (Capital Markets)	1,240
10,980	Dufry AG (Specialty Retail)^	1,238
62,159	Ferguson PLC (Trading Companies & Distributors)	5,278
782	Georg Fischer AG (Machinery)	885
2,354	Givaudan SA (Chemicals)	5,790
21,586	Idorsia Ltd. (Biotechnology) (a)(b)	544
18,295	Kuehne & Nagel International Ltd. (Marine)	2,900
164,384	LafargeHolcim Ltd., Registered Shares (Construction Materials)	8,119
7,898	Lonza Group AG (Life Sciences Tools & Services)	2,697
137,427	Nestle SA (Food Products)	11,463
582,690	Novartis AG, Registered Shares (Pharmaceuticals)	50,131
3,246	Pargesa Holding SA (Diversified Financial Services)	261
2,489	Partners Group Holding AG (Capital Markets)	1,975
201,213	Roche Holding AG (Pharmaceuticals)	48,765
2,267	Roche Holding AG (Pharmaceuticals)	552
1,781	SGS SA, Registered Shares (Professional Services)	4,691
16,246	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies) (b)	3,234
4,352	Swiss Life Holding AG (Insurance)	1,650
12,484	Swiss Prime Site AG (Real Estate Management & Development)	1,065
39,843	Swiss Re AG (Insurance)	3,680
4,379	Swisscom AG (Diversified Telecommunication Services)	1,988
10,824	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	844
325,832	UBS Group AG (Capital Markets)	5,149
19,190	Zurich Financial Services AG (Insurance)	6,068

		213,902

	United Kingdom — 18.69%
18,252	Admiral Group PLC (Insurance)	495
26,521	Anglo American PLC (Metals & Mining)	596
35,021	Aon PLC (Insurance)	5,386
70,072	Ashtead Group PLC (Trading Companies & Distributors)	2,225
113,838	Associated British Foods PLC (Food Products)	3,398
420,469	AstraZeneca PLC (Pharmaceuticals)	32,674
1,782,174	Aviva PLC (Insurance)	11,369
61,773	Babcock International Group PLC (Commercial Services & Supplies)	582

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
1,378,420	Balfour Beatty PLC (Construction & Engineering)	$4,924
6,004,676	Barclays PLC (Banks)	13,442
250,669	Barratt Developments PLC (Household Durables)	1,852
703,153	BHP Billiton PLC (Metals & Mining)	15,314
4,476,454	BP PLC (Oil, Gas & Consumable Fuels)	34,377
709,552	British American Tobacco PLC (Tobacco)	33,145
123,186	British Land Co. PLC (Equity Real Estate Investment Trusts)	990
1,027,847	BT Group PLC (Diversified Telecommunication Services)	3,018
129,364	Carnival PLC (Hotels, Restaurants & Leisure)	8,032
684,255	Centrica PLC (Multi-Utilities)	1,381
336,171	Cineworld Group PLC (Entertainment)	1,383
4,134,646	Cobham PLC (Aerospace & Defense)(a)	6,291
32,321	Coca-Cola European Partners PLC (Beverages)	1,470
1,069,649	ConvaTec Group PLC (Health Care Equipment & Supplies) (b)	3,240
164,285	Diageo PLC (Beverages)	5,821
126,370	Direct Line Insurance Group PLC (Insurance)	533
271,790	Evraz PLC (Metals & Mining)	2,007
17,181	Games Workshop Group PLC (Leisure Products)	847
1,360,050	GlaxoSmithKline PLC (Pharmaceuticals)	27,238
101,729	Hammerson PLC (Equity Real Estate Investment Trusts)	605
127,312	Hargreaves Lansdown PLC (Capital Markets)	3,708
415,031	Howden Joinery Group PLC (Trading Companies & Distributors)	2,537
2,163,699	HSBC Holdings PLC (Banks)	18,886
389,518	Imperial Tobacco Group PLC (Tobacco)	13,559
346,865	International Consolidated Airlines Group SA (Airlines)	2,981
41,474	Investec PLC (Capital Markets)	292
911,132	ITV PLC (Media)	1,875
25,585	Johnson Matthey PLC (Chemicals)	1,188
45,126	Kazakhmys PLC (Metals & Mining)	323
91,429	Land Securities Group PLC (Equity Real Estate Investment Trusts)	1,053
546,009	Legal & General Group PLC (Insurance)	1,866
16,332,027	Lloyds Banking Group PLC (Banks)	12,615
40,261	London Stock Exchange Group (Capital Markets)	2,406
397,522	Marks & Spencer Group PLC (Multiline Retail)	1,496
306,151	Micro Focus International PLC (Software)	5,703
11,192	Mondi PLC (Paper & Forest Products)	307
450,661	National Grid PLC (Multi-Utilities)	4,648
55,211	Pearson PLC (Media)	640
89,779	Persimmon PLC (Household Durables)	2,767
617,327	Prudential PLC (Insurance)	14,154
459,967	Rentokil Initial PLC (Commercial Services & Supplies)	1,909
326,708	Rio Tinto PLC (Metals & Mining)	16,519
645,495	Rolls-Royce Holdings PLC (Aerospace & Defense) (a)	8,306
1,516,204	Royal Bank of Scotland Group PLC (Banks)	4,940

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
638,813	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	$21,949
830,614	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	29,107
216,254	Royal Mail PLC (Air Freight & Logistics)	1,345
28,323	Severn Trent PLC (Water Utilities)	682
80,810	Sophos Group PLC (Software)	514
867,160	SSE PLC (Electric Utilities)	12,951
27,019	SSP Group PLC (Hotels, Restaurants & Leisure)	255
100,287	Standard Chartered PLC (Banks)	832
183,913	Standard Life PLC (Diversified Financial Services)	733
239,747	Tate & Lyle PLC (Food Products)	2,133
1,296,273	Taylor Wimpey PLC (Household Durables)	2,903
61,601	Travis Perkins PLC (Trading Companies & Distributors)	855
84,722	United Utilities Group PLC (Water Utilities)	778
7,297,277	Vodafone Group PLC (Wireless Telecommunication Services)	15,644
54,891	WH Smith PLC (Specialty Retail)	1,475

		439,469

	United States — 0.05%
9,810	WABCO Holdings, Inc. (Machinery) (a)	1,157

	Total Common Stocks	2,142,420

	Preferred Stocks — 1.32%
	Brazil — 0.15%
681,380	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)(a)	3,560

	Germany — 1.17%
7,957	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	625
35,293	Henkel AG & Co. KGaA – Preferred (Household Products)	4,140
22,258	Porsche Automobil Holding SE – Preferred (Automobiles)	1,499
120,124	Volkswagen AG – Preferred (Automobiles)	21,142

		27,406

	Total Preferred Stocks	30,966

	Rights — 0.00%
	France — 0.00%
459,577	Total SA (Oil, Gas & Consumable Fuels)	—

	United States — 0.00%
1,506	Gabelli Convertible and Income Securities Fund, Inc. (Capital Markets)	—
20,575	Liberty All Star Growth Fund, Inc. (Capital Markets) (c)	2

	Total Rights	2

	Mutual Funds — 5.70%
150,415	Aberdeen Japan Investment Trust PLC	1,181
284,906	Biotech Growth Trust PLC (The)	3,074
447,419	BlackRock Greater Europe Investment Trust PLC	2,090

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Mutual Funds (continued)
335,157	BlackRock World Mining Trust PLC	$1,599
240,966	British Empire Trust PLC	2,399
643,245	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.91% (d)	643
753,255	Dunedin Income Growth Investment Trust PLC	2,503
551,425	Edinburgh Dragon Trust PLC	2,616
444,214	Edinburgh Investment Trust PLC	3,913
1,466,048	European Assets Trust NV	2,202
309,749	European Investment Trust PLC	3,665
6,137,413	Federated Treasury Obligations Fund, Institutional Shares, 1.89% ^^(d)	6,137
1,871,855	Fidelity European Values PLC	5,721
213,000	Henderson European Focus Trust PLC	3,442
131,745	Henderson EuroTrust PLC	1,932
495,664	Japan Smaller Capitalization Fund, Inc.	5,487
379,624	JPMorgan European Investment Trust PLC – Growth	1,459
743,689	JPMorgan European Smaller Companies Trust PLC	3,896
630,379	JPMorgan Japan Smaller Companies Investment Trust, Ordinary Shares	3,689
757,201	JPMorgan Japanese Investment Trust PLC	4,519
719,057	Lazard World Trust Fund	3,402
20,575	Liberty All Star Growth Fund, Inc.	131
390,497	Martin Currie Asia Unconstrained Trust PLC	1,893
90,170	Morgan Stanley China Fund, Inc.	1,938
420,228	Neuberger Berman MLP Income Fund, Inc.	3,652
104,243	New Germany Fund, Inc. (The)	1,897
892,182	Oakley Capital Investments Ltd.	2,247
849,096	Perpetual Income & Growth Investment Trust	3,890
124,639	Pershing Square Holdings Fund Ltd.	1,887
1,872,330	Polar Capital Global Financials Trust PLC	3,349
600,950	River & Mercantile UK Micro Cap Investment Co. Ltd.	1,664
115,132	Riverstone Energy Ltd.	1,918
691,429	Schroder Japan Growth Fund PLC	1,991
795,311	Schroder UK Growth Fund PLC	1,899
2,274,918	SSgA U.S. Government Money Market Fund, Administrative Class, 1.75% (d)	2,275
8,287,160	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.95% (d)	8,287
22,557,104	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.95% (d)	22,557
62,203	Tekla Healthcare Investors Fund	1,440
216,113	Templeton Emerging Markets Investment Trust PLC	2,005
182,942	TR European Growth Trust PLC	2,382
1,114,603	Woodford Patient Capital Trust PLC	1,245

	Total Mutual Funds	134,116

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.26%
$6,211	Jefferies LLC, 2.25%, 10/1/18 (Purchased on 9/28/18, proceeds at maturity $6,212,215 collateralized by U.S. Treasury Obligations, 1.97% – 3.42%, 11/15/18 – 8/15/47 fair value $6,335,272)^^	$6,211

	Total Repurchase Agreement	6,211

	Total Investments (cost $2,100,432) — 98.42%	$2,313,715
	Other assets in excess of liabilities — 1.58%	37,210

	Net Assets — 100.00%	$2,350,925

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $35,530 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(d)	The rate disclosed is the rate in effect on September 30, 2018.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	City of London Investment Management Company, Ltd.	Lazard Asset Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	8.67%	50.68%	20.05%	—	11.74%	0.00%	—	91.14%
Preferred Stocks	0.33%	0.09%	0.90%	—	—	—	—	1.32%
Rights	—	—	—	0.00%	0.00%	—	—	0.00%
Mutual Funds	0.00%	0.24%	0.04%	4.04%	0.10%	1.28%	0.00%	5.70%
Repurchase Agreement	0.00%	0.21%	0.04%	—	0.01%	—	—	0.26%
Other Assets (Liabilities)	0.74%	0.10%	0.58%	0.00%	0.09%	0.07%	0.00%	1.58%

Total Net Assets	9.74%	51.32%	21.61%	4.04%	11.94%	1.35%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	321	12/21/18	$31,707	$430

			$31,707	$430

Futures Contracts Sold^
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Japanese Yen Future	223	12/17/18	$24,681	$508

			$24,681	$508

		Total Unrealized Appreciation		$938
		Total Unrealized Depreciation		—

		Total Net Unrealized Appreciation/(Depreciation)		$938

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.41%
	Argentina — 0.12%
77,600	Grupo Financiero Galicia SA, ADR (Banks)	$1,973

	Bermuda — 0.60%
18,901,733	Beijing Enterprises Water Group Ltd. (Water Utilities)	10,069

	Brazil — 4.02%
1,571,900	Ambev SA (Beverages)	7,163
679,700	Banco Bradesco SA (Banks)	4,299
1,670,000	Banco do Brasil SA (Banks)	12,155
646,900	BB Seguridade Participacoes SA (Insurance)	3,851
793,748	BRF – Brazil Foods SA, ADR (Food Products)^ (a)	4,350
953,900	BRF SA (Food Products) (a)	5,175
216,200	Companhia Brasileira de Destribuicao Grupo PAO de, Series C (Food & Staples Retailing)	4,657
2,741,216	Companhia Energetica de Minas Gerais SA – Sponsored ADR (Electric Utilities) ^	4,688
233,381	CPFL Energia SA (Electric Utilities)	1,384
460,500	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	1,232
272,800	Duratex SA (Paper & Forest Products)	609
997,450	MRV Engenharia E Participacoes SA (Household Durables)	3,016
821,500	Natura Cosmeticos SA (Personal Products)	5,769
646,200	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	3,892
240,200	Raia Drogasil SA (Food & Staples Retailing)	4,310
74,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	368

		66,918

	Cayman Islands — 0.25%
2,056,000	Geely Automobile Holdings Ltd. (Automobiles)	4,097

	Chile — 1.00%
935,425	Antofagasta PLC (Metals & Mining)	10,423
16,449	Banco de Credito e Inversiones SA (Banks)	1,113
1,604,500	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	1,126
9,436,244	Enersis Chile SA (Electric Utilities)	951
13,750,484	Enersis SA (Electric Utilities)	2,119
433,100	Vina Concha y Toro SA (Beverages)	868

		16,600

	China — 28.15%
12,829,000	Agricultural Bank of China Ltd., H Shares (Banks)	6,293
410,608	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail) (a)	67,651
69,292	Baidu, Inc., ADR (Interactive Media & Services) (a)	15,845
18,657,100	Bank of China Ltd., H Shares (Banks)	8,294
5,579,000	Bank of Communications Co. Ltd., H Shares (Banks)	4,184
11,364,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	10,467
1,511,000	China Conch Venture Holdings Ltd. (Machinery)	5,270

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
37,442,350	China Construction Bank Corp., H Shares (Banks)	$32,717
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	727
1,142,337	China Evergrande Group (Real Estate Management & Development) ^	3,203
4,708,000	China Life Insurance Co. Ltd., H Shares (Insurance)	10,694
10,058,000	China Machinery Engineering Corp., H Shares (Construction & Engineering) (b)	4,921
1,427,000	China Merchants Bank Co. Ltd., H Shares (Banks)	5,797
1,434,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,745
1,873,500	China Mobile Ltd. (Wireless Telecommunication Services)	18,465
5,561,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	5,570
1,254,000	China Resources Cement Holdings Ltd. (Construction Materials)	1,459
998,000	China Resources Land Ltd. (Real Estate Management & Development)	3,493
5,370,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	9,495
2,040,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	4,660
823,000	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	2,723
11,810,000	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	7,755
1,444,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	790
3,170,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	6,277
101,577	CNOOC Ltd., ADR (Oil, Gas & Consumable Fuels)	20,066
3,599,000	Country Garden Holdings Co. (Real Estate Management & Development)	4,538
413,678	Country Garden Services Holdings Co. Ltd., Series S (Commercial Services & Supplies) (a)	703
692,500	ENN Energy Holdings Ltd. (Gas Utilities)	6,016
2,008,000	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	7,298
3,728,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	4,129
31,157,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	22,767
1,516,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,944
8,818,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing) (a)(b)	2,118
1,287,787	Midea Group Co. Ltd., Class – A (Household Durables)*	7,543
38,554,237	Parkson Retail Group Ltd. (Multiline Retail)^ (a)(b)	3,694
22,236,000	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	18,009

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
22,069	PetroChina Co. Ltd. – Sponsored ADR (Oil, Gas & Consumable Fuels)	$1,797
3,277,000	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	3,868
2,069,500	Ping An Insurance (Group) Company of China Ltd. (Insurance)	21,018
4,710,500	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) ^(a)	5,079
2,876,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	6,371
2,592,000	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	6,477
873,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)	2,177
1,147,500	SOHO China Ltd. (Real Estate Management & Development)	446
1,966,900	Tencent Holdings Ltd. (Interactive Media & Services)	81,209
534,800	Weifu High Technology Group Co. Ltd. (Auto Components)	1,054
1,818,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,512

		469,328

	Colombia — 0.77%
148,946	Bancolombia SA, ADR (Banks)	6,214
4,891,836	Ecopetrol SA (Oil, Gas & Consumable Fuels)	6,661

		12,875

	Egypt — 0.25%
905,877	Commercial International Bank Egypt SAE (Banks)	4,217

	Greece — 0.44%
597,033	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	7,326

	Hong Kong — 3.21%
1,797,800	AIA Group Ltd. (Insurance)	16,053
7,654,182	China Everbright International Ltd. (Commercial Services & Supplies)	6,610
2,250,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	7,041
4,347,500	Dali Foods Group Co. Ltd. (Food Products)	3,127
1,172,000	Far East Horizon Ltd. (Diversified Financial Services)	1,115
2,368,000	Franshion Properties China Ltd. (Real Estate Management & Development)	1,077
624,800	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	1,148
717,500	Hengan International Group Co. Ltd. (Personal Products)	6,618
3,400,000	Nagacorp Ltd. (Hotels, Restaurants & Leisure)	3,562
1,455,900	Samsonite International SA (Textiles, Apparel & Luxury Goods)	5,394
2,184,500	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	963

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
4,500,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	$805

		53,513

	Hungary — 0.94%
326,720	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	3,522
107,086	OTP Bank Nyrt PLC (Banks)	3,971
433,584	Richter Gedeon Nyrt (Pharmaceuticals)	8,118

		15,611

	India — 7.80%
20,590	ACC Ltd. (Construction Materials)	441
319,100	Ambuja Cements Ltd. (Construction Materials)	984
476,080	Aurobindo Pharma Ltd. (Pharmaceuticals)	4,890
74,400	Bajaj Auto Ltd. (Automobiles)	2,759
474,300	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	2,448
8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment) *(a)	—
2,251,800	Coal India Ltd. (Oil, Gas & Consumable Fuels)	8,272
217,802	Dr. Reddy’s Laboratories Ltd., ADR (Pharmaceuticals)	7,536
239,866	GAIL India Ltd. (Gas Utilities)	1,254
119,634	Hero MotoCorp Ltd. (Automobiles)	4,841
674,223	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	16,320
262,807	ICICI Bank Ltd., ADR (Banks)	2,231
2,208,370	ICICI Bank Ltd. (Banks)	9,310
2,739,948	India Cements Ltd. (Construction Materials)	3,826
210,885	Indiabulls Housing Finance Ltd. (Thrifts & Mortgage Finance)	2,493
1,968,296	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	4,164
343,176	Infosys Ltd. (IT Services)	3,456
1,317,147	ITC Ltd. (Tobacco)	5,411
200,002	Mahindra & Mahindra Ltd. (Automobiles)	2,376
698,140	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	1,607
980,385	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	2,397
203,299	Oil India Ltd. (Oil, Gas & Consumable Fuels)	616
296,740	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	5,150
261,508	Rural Electrification Corp. Ltd. (Diversified Financial Services)	353
612,770	Sesa Sterlite Ltd. (Metals & Mining)	1,964
2,388,318	State Bank of India (Banks) (a)	8,748
581,411	Tata Consultancy Services Ltd. (IT Services)	17,516
493,600	Tata Power Co. Ltd. (Electric Utilities)	448
411,981	Tata Steel Ltd. (Metals & Mining)	3,304
1,085,500	Wipro Ltd. (IT Services)	4,852

		129,967

	Indonesia — 2.55%
13,844,000	PT Astra International Tbk (Automobiles)	6,829
3,733,400	PT Bank Central Asia Tbk (Banks)	6,051
16,210,000	PT Bank Rakyat Indonesia Persero Tbk (Banks)	3,427

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
436,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	$542
2,506,800	PT Indofood Sukses Makmur Tbk (Food Products)	993
69,994,500	PT Kalbe Farma Tbk (Pharmaceuticals)	6,483
3,254,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	491
913,200	PT Semen Gresik (Persero) Tbk (Construction Materials)	608
46,271,950	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	11,305
967,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	2,142
14,254,500	Vale Indonesia TBK PT (Metals & Mining) (a)	3,549

		42,420

	Japan — 0.48%
79,300	SoftBank Group Corp. (Wireless Telecommunication Services)	8,007

	Luxembourg — 0.19%
105,486	Ternium SA, ADR (Metals & Mining)	3,195

	Malaysia — 1.06%
741,500	AMMB Holdings Berhad (Banks)	740
550,387	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	315
994,100	Felda Global Ventures Holdings Berhad (Food Products)	372
2,304,300	IOI Corp. Berhad (Food Products)	2,529
174,300	Lafarge Malayan Cement Berhad (Construction Materials) (a)	115
1,648,214	Malayan Banking Berhad (Banks)	3,901
741,400	Maxis Berhad (Wireless Telecommunication Services)	1,047
605,600	Public Bank Berhad (Banks)	3,660
1,695,900	Sime Darby Berhad (Industrial Conglomerates)	1,070
1,695,900	Sime Darby Plantation Berhad (Food Products)	2,173
1,695,900	Sime Darby Property Berhad (Real Estate Management & Development)	484
454,700	UMW Holdings Berhad (Automobiles)	552
448,872	UMW Oil & Gas Corp. Berhad (Energy Equipment & Services) (a)	30
1,566,312	YTL Corp. Berhad (Multi-Utilities)	473
490,926	YTL Power International Berhad (Multi-Utilities)	128

		17,589

	Mexico — 3.78%
4,025,162	Alpek SAB de CV (Chemicals) (a)	6,529
5,161,500	America Movil SAB de CV (Wireless Telecommunication Services)	4,152
536,344	Banco Santander Mexico, ADR (Banks)	4,162
961,500	Banco Santander Mexico, B Shares (Banks)	1,504
1,209,144	Cemex SAB de CV, ADR (Construction Materials) (a)	8,512
415,300	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	2,540

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico (continued)
1,141,900	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)	$1,510
65,400	Fomento Economico Mexicano SAB de CV, ADR (Beverages)	6,472
8,273,966	Gentera SAB de CV (Consumer Finance)^	8,371
204,305	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	4,175
1,725,445	Grupo Mexico SAB de CV, Series B (Metals & Mining)	4,967
2,493,600	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	4,425
1,601,524	Mexichem SAB de CV (Chemicals)	5,484
240,905	Telesites SAB de CV (Diversified Telecommunication Services) (a)	188

		62,991

	Nigeria — 0.15%
25,053,994	Guaranty Trust Bank PLC (Banks)	2,514

	Peru — 0.77%
253,937	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	3,405
700	Credicorp Ltd. (Banks)	156
41,500	Credicorp Ltd. (Banks)	9,258

		12,819

	Philippines — 1.11%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	1,071
719,500	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	446
2,027,900	Alliance Global Group, Inc. (Industrial Conglomerates) (a)	468
4,014,700	DMCI Holdings, Inc. (Industrial Conglomerates)	846
3,930,012	Metropolitan Bank & Trust Co. (Banks)	4,874
48,400	PLDT, Inc. (Wireless Telecommunication Services)	1,210
573,865	SM Investments Corp. (Industrial Conglomerates)	9,603

		18,518

	Poland — 0.89%
15,630	Bank Handlowy w Warszawie SA (Banks)	327
378,033	Bank Pekao SA (Banks)	10,897
104,800	Energa SA (Electric Utilities)^(a)	222
278,900	Powszechny Zaklad Ubezpieczen SA (Insurance)	3,005
269,900	Telekomunikacja Polska SA (Diversified Telecommunication Services) (a)	325

		14,776

	Qatar — 0.32%
38,940	Doha Bank QSC (Banks)	225
136,155	Industries Qatar QSC (Industrial Conglomerates)	4,665
42,755	The Commercial Bank of Qatar QSC (Banks)	474

		5,364

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia — 2.94%
122,277	LUKOIL (Oil, Gas & Consumable Fuels)	$9,376
73,504	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	5,638
181,219	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	13,852
2,990,914	Sberbank (Banks)	9,285
430,670	Sberbank of Russia, ADR (Banks)	5,461
113,164	Severstal, Registered Shares, GDR (Metals & Mining)	1,884
2,409,737	The Moscow Exchange (Capital Markets)	3,576

		49,072

	South Africa — 6.44%
403,702	Absa Group Ltd. (Banks)	4,338
50,100	African Rainbow Minerals Ltd. (Metals & Mining)	456
362,245	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	4,341
541,557	Barloworld Ltd. (Trading Companies & Distributors)	4,719
378,202	Clicks Group Ltd. (Food & Staples Retailing)	4,683
110,600	Coronation Fund Managers Ltd. (Capital Markets)	422
137,800	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	1,417
3,094,823	FirstRand Ltd. (Diversified Financial Services)	14,861
1,116,666	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)	1,835
238,500	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts)	1,558
181,795	Imperial Holdings Ltd. (Distributors)	2,251
51,643	Liberty Holdings Ltd. (Insurance)	412
902,400	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	1,568
542,500	MMI Holdings Ltd. (Insurance) (a)	666
277,661	Mondi Ltd. (Paper & Forest Products)	7,632
286,830	MTN Group Ltd. (Wireless Telecommunication Services)	1,777
307,400	Nampak Ltd. (Containers & Packaging) (a)	334
92,458	Naspers Ltd. (Media)	19,963
3,370,906	Redefine Properties Ltd. (Equity Real Estate Investment Trusts)	2,390
255,600	Resilient REIT Ltd. (Equity Real Estate Investment Trusts)	1,051
312,424	Sasol Ltd. (Chemicals) ^	12,103
109,573	Sasol Ltd. – Sponsored ADR (Chemicals)	4,234
233,169	Shoprite Holdings Ltd. (Food & Staples Retailing)	3,162
388,358	Standard Bank Group Ltd. (Banks)	4,809
331,144	The Foschini Group Ltd. (Specialty Retail)	4,062
374,200	Truworths International Ltd. (Specialty Retail)	2,211

		107,255

	South Korea — 11.97%
16,120	Amorepacific Corp. (Personal Products)	3,793
22,619	CJ Cheiljedang Corp. (Food Products)	6,801
51,400	Coway Co. Ltd. (Household Durables)	4,023
44,500	Daewoo International Corp. (Trading Companies & Distributors)	841
87,500	Daewoo Securities Co. Ltd. (Capital Markets)	668
64,293	DGB Financial Group, Inc. (Banks)	588

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
20,870	Dongbu Insurance Co. Ltd. (Insurance)	$1,370
6,000	Doosan Corp. (Industrial Conglomerates)	739
49,700	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	2,469
135,689	Hana Financial Group, Inc. (Banks)	5,450
168,273	Hankook Tire Co. Ltd. (Auto Components)	7,601
551,972	Hanon Systems (Auto Components)	6,296
1,352	Hyosung Advanced Materials Corp. (Chemicals) (a)	172
963	Hyosung Chemical Corp. (Chemicals) (a)	133
4,164	Hyosung Corp. (Industrial Conglomerates) ^	180
2,814	Hyosung Heavy Industries Corp. (Electrical Equipment) (a)	151
1,306	Hyosung TNC Co. Ltd., L Shares (Textiles, Apparel & Luxury Goods) (a)	219
61,820	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	3,762
29,641	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	1,121
31,620	Hyundai Mobis Co. Ltd. (Auto Components)	6,500
30,947	Hyundai Motor Co. Ltd. (Automobiles)	3,613
123,200	Industrial Bank of Korea (Banks)	1,694
109,700	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	2,839
113,490	KB Financial Group, Inc., ADR (Banks)	5,480
178,365	KB Financial Group, Inc. (Banks)	8,717
19,030	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	583
115,781	Kia Motors Corp. (Automobiles)	3,665
106,000	Korea Life Insurance Co. Ltd. (Insurance)	506
54,564	KT&G Corp. (Tobacco)	5,116
6,700	Kumho Petro Chemical Co. Ltd. (Chemicals)	595
16,707	LG Chem Ltd. (Chemicals)	5,506
194,900	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	3,356
14,361	LS Corp. (Electrical Equipment)	887
14,000	LS Industrial Systems Co. Ltd. (Electrical Equipment)	941
13,384	NCsoft Corp. (Entertainment)	5,340
103,820	POSCO, ADR (Metals & Mining)	6,852
22,383	POSCO (Metals & Mining)	5,943
16,220	Samsung Card Co. Ltd. (Consumer Finance)	538
933,660	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	39,102
47,896	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	12,264
513,185	Shinhan Financial Group Co. Ltd. (Banks)	20,823
9,219	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	2,344
202,351	SK Telecom Co. Ltd., ADR (Wireless Telecommunication Services)	5,642
284,654	Woori Bank (Banks)	4,337

		199,560

	Taiwan — 9.47%
3,535,672	ASE Technology Holding Co. Ltd., Class – H (Semiconductors & Semiconductor Equipment)	8,628
787,971	Asia Cement Corp. (Construction Materials)	1,071
338,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	2,924

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
1,187,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	$1,866
383,049	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	775
5,034,000	China Development Financial Holding Corp. (Banks)	1,880
391,000	China Motor Corp. (Automobiles)	328
1,219,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	4,392
2,939,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	1,824
438,000	CTCI Corp. (Construction & Engineering)	704
6,059,803	E.Sun Financial Holding Co. Ltd. (Banks)	4,475
589,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,404
539,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	658
5,707,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	9,684
651,000	Giant Manufacturing Co. Ltd. (Leisure Products)	2,793
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	1
279,700	Highwealth Construction Corp. (Real Estate Management & Development)	443
499,000	HTC Corp. (Technology Hardware, Storage & Peripherals)(a)	664
1,717,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1,541
214,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	364
1,488,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	1,872
554,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	4,481
3,561,477	Mega Financial Holding Co. Ltd. (Banks)	3,208
423,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,092
1,157,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	2,315
1,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2
490,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,337
3,221,000	President Enterprises Corp. (Food Products)	8,408
1,364,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	2,377
296,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	669
309,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,376
298,800	Ruentex Development Co. Ltd. (Real Estate Management & Development)*	350
375,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	745
120,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	823

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
2,533,200	Standard Foods Corp. (Food Products)	$4,215
940,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,200
1,317,800	Taiwan Cement Corp. (Construction Materials)	1,774
286,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	436
615,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	2,206
7,064,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	60,736
138,000	Transcend Information, Inc. (Technology Hardware, Storage & Peripherals)	316
314,000	U-Ming Marine Transport Corp. (Marine)	361
569,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,267
377,000	Wan Hai Lines Ltd. (Marine)	206
1,877,155	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,224
995,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)*(b)	1,236
11,525,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	6,078

		157,729

	Thailand — 1.92%
275,000	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,710
12,200	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	79
216,400	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	1,406
946,200	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	559
538,900	BEC World Public Co. Ltd. (Media)(a)	116
3,111,600	BTS Group Holdings PCL (Road & Rail)	895
2,982,700	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	6,435
136,600	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	372
698,000	Kasikornbank Public Co. Ltd. (Banks)	4,663
14,734,400	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	9,207
888,000	Krung Thai Bank Public Co. Ltd. – NVDR (Banks)	555
429,142	PTT Chemical Public Co. Ltd. (Chemicals)	1,078
634,175	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	3,040
411,000	Siam Commercial Bank Public Co. Ltd. – NVDR (Banks)	1,894

		32,009

	Turkey — 0.71%
5,336,382	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	4,615

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
693,800	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	$1,270
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class – D (Metals & Mining) (a)	—
162,200	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	842
120,400	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	427
257,700	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)(a)	156
3,559,608	Turkiye Garanti Bankasi A/S (Banks)	4,555

		11,865

	United Arab Emirates — 0.34%
528,300	Abu Dhabi Commercial Bank PJSC (Banks)	1,141
87,013	DP World Ltd. (Transportation Infrastructure)	1,662
488,800	Dubai Islamic Bank PJSC (Banks)	717
542,072	National Bank of Abu Dhabi (Banks)	2,110

		5,630

	United Kingdom — 0.77%
232,738	Unilever PLC (Personal Products)	12,787

	Total Common Stocks	1,556,594

	Preferred Stocks — 1.59%
	Brazil — 0.80%
936,800	Banco do Estado do Rio Grande do Sul SA – Preferred, Series B, B Shares (Banks)	3,450
670,512	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	1,179
87,500	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	464
1,529,601	Gerdau SA – Preferred, ADR (Metals & Mining)	6,439
164,995	Petroleo Brasileiro SA – Preferred, ADR (Oil, Gas & Consumable Fuels)	1,726

		13,258

	Colombia — 0.04%
1,637,100	Grupo Aval Acciones y Valores SA – Preferred (Banks)	644

	India — 0.02%
2,625,080	Vedanta Ltd. – Preferred (Metals & Mining)	375

	South Korea — 0.73%
35,800	Hyundai Motor Co. Ltd. – 2nd Preferred (Automobiles)	2,734
22,900	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	1,617
230,850	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	7,878

		12,229

	Total Preferred Stocks	26,506

Shares	Security Description	Value (000)
	Warrant — 0.00%
	Thailand — 0.00%
345,733	BTS Group Holdings PCL (Road & Rail) (b)	$—

	Total Warrant	—

	Exchange-Traded Fund — 0.50%
193,425	iShares MSCI Emerging Markets Index Fund ETF	8,302

	Total Exchange-Traded Fund	8,302

	Mutual Funds — 3.11%
4,362,657	Federated Treasury Obligations Fund, Institutional Shares, 1.89%^^(c)	4,363
47,444,786	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.95% (c)	47,444

	Total Mutual Funds	51,807

Principal Amount (000)
	Repurchase Agreement — 0.26%
$4,415	Jefferies LLC, 2.25%, 10/1/18 (Purchased on 9/28/18, proceeds at maturity $4,415,829 collateralized by U.S. Treasury Obligations, 1.97% – 3.42%, 11/15/18–8/15/47 fair value $4,503,301) ^^	4,415

	Total Repurchase Agreement	4,415

	Total Investments (cost $1,602,882) — 98.87%	1,647,624
	Other assets in excess of liabilities — 1.13%	18,794

	Net Assets—100.00%	$1,666,418

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $14,834 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represents 0.07% of the Portfolio’s net assets.

(c)	The rate disclosed is the rate in effect on September 30, 2018.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Emerging Markets Portfolio	BNY Mellon Asset Management North America Corporation^	BNY Mellon Asset Management North America Corporation*	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	HC Capital Solutions	Total
Common Stocks	38.87%	33.76%	—	20.78%	—	93.41%
Preferred Stocks	0.70%	0.89%	—	—	—	1.59%
Warrant	—	0.00%	—	—	—	0.00%
Exchange-Traded Fund	0.44%	0.06%	—	—	—	0.50%
Mutual Funds	0.26%	0.25%	2.29%	0.31%	0.00%	3.11%
Repurchase Agreement	0.26%	0.00%	—	—	—	0.26%
Other Assets (Liabilities)	-0.08%	1.09%	0.15%	-0.03%	0.00%	1.13%

Total Net Assets	40.45%	36.05%	2.44%	21.06%	0.00%	100.00%

^	Formerly The Boston Company Asset Management LLC.
*	Formerly Mellon Capital Management Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	755	12/21/18	$39,626	$720

			$39,626	$720

		Total Unrealized Appreciation		$720
		Total Unrealized Depreciation		—

		Total Net Unrealized Appreciation/(Depreciation)		$720

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Short Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
U.S. Dollar	6	Hong Kong Dollar	46	State Street	10/9/18	$—
U.S. Dollar	4	Hong Kong Dollar	30	State Street	10/9/18	—
U.S. Dollar	6	Hong Kong Dollar	46	State Street	10/10/18	—

						$—

				Total Unrealized Appreciation		$—
				Total Unrealized Depreciation		—

				Total Net Unrealized Appreciation/(Depreciation)		$—

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.47%
$25	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 3/25/20 @ 100.00	1.37		12/27/22	$25
50	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4	1.99		7/17/23	49
25	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1	2.00		1/17/23	25
25	CarMax Auto Owner Trust, Series 2017-2, Class A4, Callable 4/15/21 @ 100.00	2.25		9/15/22	24
100	Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5	2.68		6/7/23	98
20	Honda Auto Receivables Owner Trust, Series 2018-1, Class A3, Callable 7/15/21 @ 100.00	2.64		2/15/22	20
25	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, Callable 11/15/20 @ 100.00	2.10		9/15/22	25
25	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, Callable 11/15/21 @ 100.00	2.52		5/15/23	25
18	World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.03		4/15/25	17

	Total Asset Backed Securities				308

	Collateralized Mortgage Obligations — 1.40%
40	Bank, Series 2017-BNK8, Class A3	3.23		11/15/50	38
25	Bank, Series 2017-BNK9, Class ASB	3.47		11/15/54	25
25	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88		2/10/48	24
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14		2/10/48	19
25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31		4/10/49	24
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62		7/10/47	25
25	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18		2/10/48	24
20	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35		2/10/48	20
25	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61	(a)	6/10/46	25
25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82		6/10/47	25
25	Commercial Mortgage Trust, Series 2013-CR11, Class B	5.33	(a)	8/10/50	26
10	Fannie Mae-ACES, Series 2015-M8, Class A2	2.90	(a)	1/25/25	10
25	Fannie Mae-ACES, Series 2016-M1, Class A2	2.94	(a)	1/25/26	24
38	Fannie Mae-ACES, Series 2017-M7, Class A2	2.96		2/25/27	35
25	Fannie Mae-ACES, Series 2018-M1, Class A2	3.09	(a)	12/25/27	24
30	Fannie Mae-ACES, Series 2014-M9, Class A2	3.10	(a)	7/25/24	30
25	Fannie Mae-ACES, Series 2017-M12, Class A2	3.18	(a)	6/25/27	24
19	Freddie Mac, Series K726, Class A1	2.60		8/25/23	19
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31		8/25/22	24
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87		12/25/21	25
11	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02		2/25/23	11
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.06	(a)	7/25/23	30
19	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13		6/25/21	19
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class A2	3.15		11/25/25	25
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25		1/25/20	20
20	GS Mortgage Securities Trust, Series 2015-GC32, Class A2	3.06		7/10/48	20
25	GS Mortgage Securities Trust, Series 2017-GS5, Class A2	3.22		3/10/50	25
50	GS Mortgage Securities Trust, Series 2018-GS9, Class A4	3.99	(a)	3/10/51	50
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64		11/15/47	25
50	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3	3.14		12/15/49	48
23	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83		10/15/45	23
25	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15		3/15/48	25
25	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46		5/15/46	25
25	Morgan Stanley BAML Trust, Series 2014-C19, Class A4	3.53		12/15/47	25
25	Morgan Stanley BAML Trust, Series 2017-C33, Class A5	3.60		5/15/50	25
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06		10/10/48	24
9	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30		6/15/45	9

	Total Collateralized Mortgage Obligations				919

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages — 21.59%
$34	Fannie Mae, Pool #AS2673	2.00	5/1/29	$32
23	Fannie Mae, Pool #AS4946	2.50	5/1/30	22
22	Fannie Mae, Pool #MA3154	2.50	10/1/32	21
47	Fannie Mae, Pool #AU6677	2.50	9/1/28	46
72	Fannie Mae, Pool #AP4742	2.50	8/1/27	70
48	Fannie Mae, Pool #AU1660	2.50	7/1/28	46
21	Fannie Mae, Pool #MA2789	2.50	10/1/36	20
23	Fannie Mae, Pool #MA3246	2.50	1/1/33	22
41	Fannie Mae, Pool #BC9041	2.50	11/1/31	40
36	Fannie Mae, Pool #MA1277	2.50	12/1/27	35
33	Fannie Mae, Pool #AB7391	2.50	12/1/42	30
26	Fannie Mae, Series 2015-M1, Class A2	2.53	9/25/24	25
90	Fannie Mae, Pool #AS8483	3.00	12/1/46	86
17	Fannie Mae, Pool #MA2523	3.00	2/1/36	17
96	Fannie Mae, Pool #AO0752	3.00	4/1/42	93
60	Fannie Mae, Pool #AT0682	3.00	4/1/43	58
13	Fannie Mae, Pool #AO7628	3.00	6/1/27	13
45	Fannie Mae, Pool #AL9865	3.00	2/1/47	43
30	Fannie Mae, Pool #AU3353	3.00	8/1/43	29
52	Fannie Mae, Pool #AQ7920	3.00	12/1/42	51
22	Fannie Mae, Pool #MA2863	3.00	1/1/47	21
65	Fannie Mae, Pool #AS0302	3.00	8/1/43	63
24	Fannie Mae, Pool #MA3339	3.00	4/1/33	23
22	Fannie Mae, Pool #MA2897	3.00	2/1/37	21
35	Fannie Mae, Pool #AU8932	3.00	11/1/28	35
44	Fannie Mae, Pool #BC4764	3.00	10/1/46	42
66	Fannie Mae, Pool #AK0006	3.00	1/1/27	65
32	Fannie Mae, Pool #AS5977	3.00	10/1/30	32
59	Fannie Mae, Pool #AB8897	3.00	4/1/43	57
18	Fannie Mae, Pool #890566	3.00	12/1/43	17
24	Fannie Mae, Pool #MA3237	3.00	1/1/48	23
23	Fannie Mae, Pool #BD5545	3.00	10/1/46	22
24	Fannie Mae, Pool #AL9996	3.00	4/1/32	24
25	Fannie Mae, Pool #MA3377	3.00	5/1/48	24
43	Fannie Mae, Pool #AS8276	3.00	11/1/46	42
42	Fannie Mae, Pool #AS7908	3.00	9/1/46	41
81	Fannie Mae, Pool #AB7099	3.00	11/1/42	78
22	Fannie Mae, Pool #AS8739	3.00	2/1/37	21
23	Fannie Mae, Pool #MA3127	3.00	9/1/37	22
16	Fannie Mae, Pool #MA2416	3.00	10/1/35	16
52	Fannie Mae, Pool #AY2961	3.00	5/1/45	50
45	Fannie Mae, Pool #BD5797	3.00	9/1/46	43
44	Fannie Mae, Pool #BC9003	3.00	11/1/46	42
24	Fannie Mae, Pool #MA1307	3.00	1/1/33	24
43	Fannie Mae, Pool #BC9681	3.00	6/1/46	41
26	Fannie Mae, Pool #AZ2936	3.00	9/1/45	25
45	Fannie Mae, Pool #BD2446	3.00	1/1/47	43
58	Fannie Mae, Pool #MA2246	3.00	4/1/30	57
41	Fannie Mae, Pool #AB2047	3.00	1/1/26	41
15	Fannie Mae, Pool #AJ1886	3.50	3/1/42	15
47	Fannie Mae, Pool #MA3182	3.50	11/1/47	46
18	Fannie Mae, Pool #MA2522	3.50	2/1/46	18
25	Fannie Mae, Pool #MA3148	3.50	10/1/47	25
44	Fannie Mae, Pool #MA3026	3.50	6/1/47	44
60	Fannie Mae, Pool #AS3133	3.50	8/1/44	59
37	Fannie Mae, Pool #BC2926	3.50	3/1/46	37
55	Fannie Mae, Pool #MA2125	3.50	12/1/44	55
22	Fannie Mae, Pool #MA3059	3.50	7/1/37	22
47	Fannie Mae, Pool #MA3243	3.50	1/1/38	47
38	Fannie Mae, Pool #MA2706	3.50	8/1/46	37
41	Fannie Mae, Pool #MA1980	3.50	8/1/44	41
22	Fannie Mae, Pool #BC0443	3.50	12/1/45	22
18	Fannie Mae, Pool #MA2389	3.50	9/1/35	18
32	Fannie Mae, Pool #BC1158	3.50	2/1/46	31

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$18	Fannie Mae, Pool #AS6394	3.50	12/1/45	$18
41	Fannie Mae, Pool #AB2052	3.50	1/1/26	41
49	Fannie Mae, Pool #AB5511	3.50	7/1/42	48
96	Fannie Mae, Pool #AB6017	3.50	8/1/42	96
39	Fannie Mae, Pool #AX9530	3.50	2/1/45	39
39	Fannie Mae, Pool #BA3123	3.50	2/1/46	38
16	Fannie Mae, Pool #BA1893	3.50	8/1/45	16
22	Fannie Mae, Pool #BM1568	3.50	7/1/47	22
34	Fannie Mae, Pool #AZ0862	3.50	7/1/45	34
22	Fannie Mae, Pool #BD5046	3.50	2/1/47	21
29	Fannie Mae, Pool #AY3377	3.50	4/1/45	29
40	Fannie Mae, Pool #AS7491	3.50	7/1/46	40
37	Fannie Mae, Pool #AS7388	3.50	6/1/46	37
195	Fannie Mae, Pool #AO2548	3.50	4/1/42	195
24	Fannie Mae, Pool #MA3305	3.50	3/1/48	24
28	Fannie Mae, Pool #AL1717	3.50	5/1/27	29
15	Fannie Mae, Pool #AS4236	3.50	1/1/45	15
23	Fannie Mae, Pool #AS0024	3.50	7/1/43	23
57	Fannie Mae, Pool #AS4771	3.50	4/1/45	56
25	Fannie Mae, Pool #BJ3716	3.50	12/1/47	25
87	Fannie Mae, Pool #AQ0546	3.50	11/1/42	86
48	Fannie Mae, Pool #BJ4916	3.50	3/1/48	47
25	Fannie Mae, Pool #BK7428	3.50	8/1/48	25
46	Fannie Mae, Pool #AS4772	3.50	4/1/45	45
36	Fannie Mae, Pool #AS6102	3.50	11/1/45	36
15	Fannie Mae, Pool #AS5596	3.50	8/1/45	15
23	Fannie Mae, Pool #MA3183	4.00	11/1/47	23
26	Fannie Mae, Pool #BD7165	4.00	4/1/47	26
44	Fannie Mae, Pool #BM1066	4.00	2/1/47	44
43	Fannie Mae, Pool #BM2002	4.00	10/1/47	43
22	Fannie Mae, Pool #BE8373	4.00	2/1/47	22
45	Fannie Mae, Pool #AC7328	4.00	12/1/39	46
22	Fannie Mae, Pool #CA0183	4.00	8/1/47	22
28	Fannie Mae, Pool #MA0534	4.00	10/1/30	28
49	Fannie Mae, Pool #AS3467	4.00	10/1/44	49
24	Fannie Mae, Pool #MA3277	4.00	2/1/48	24
43	Fannie Mae, Pool #AS9314	4.00	3/1/47	43
49	Fannie Mae, Pool #AS8823	4.00	2/1/47	50
20	Fannie Mae, Pool #AS8532	4.00	12/1/46	20
45	Fannie Mae, Pool #AS9831	4.00	6/1/47	45
21	Fannie Mae, Pool #AS7600	4.00	7/1/46	22
13	Fannie Mae, Pool #AV0606	4.00	11/1/43	13
17	Fannie Mae, Pool #AZ7362	4.00	11/1/45	18
38	Fannie Mae, Pool #AX0841	4.00	9/1/44	38
45	Fannie Mae, Pool #MA3121	4.00	9/1/47	45
11	Fannie Mae, Pool #AZ1210	4.00	5/1/45	11
12	Fannie Mae, Pool #AY9901	4.00	7/1/45	12
37	Fannie Mae, Pool #AL8139	4.00	2/1/32	37
47	Fannie Mae, Pool #AO2959	4.00	5/1/42	48
47	Fannie Mae, Pool #AS3468	4.00	10/1/44	48
26	Fannie Mae, Pool #AU8849	4.00	11/1/43	26
42	Fannie Mae, Pool #AH6242	4.00	4/1/26	42
39	Fannie Mae, Pool #AS6213	4.00	11/1/45	39
29	Fannie Mae, Pool #AS3452	4.00	9/1/44	29
116	Fannie Mae, Pool #190405	4.00	10/1/40	118
18	Fannie Mae, Pool #MA2415	4.00	10/1/45	18
46	Fannie Mae, Pool #MA2995	4.00	5/1/47	46
66	Fannie Mae, Pool #AJ5303	4.00	11/1/41	67
1	Fannie Mae, Pool #AB0339	4.50	1/1/20	1
15	Fannie Mae, Pool #AU9017	4.50	9/1/43	15
75	Fannie Mae, Pool #AE0217	4.50	8/1/40	78
23	Fannie Mae, Pool #CA0623	4.50	10/1/47	23
55	Fannie Mae, Pool #AE0954	4.50	2/1/41	57
17	Fannie Mae, Pool #BE6489	4.50	1/1/47	18
7	Fannie Mae, Pool #829106	4.50	10/1/20	7
1	Fannie Mae, Pool #745278	4.50	6/1/19	1

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$2	Fannie Mae, Pool #735646	4.50	7/1/20	$2
58	Fannie Mae, Pool #AL1107	4.50	11/1/41	61
10	Fannie Mae, Pool #930998	4.50	4/1/29	11
20	Fannie Mae, Pool #AL6567	4.50	10/1/44	20
19	Fannie Mae, Pool #AS2751	4.50	6/1/44	20
19	Fannie Mae, Pool #BH3310	4.50	5/1/47	20
25	Fannie Mae, Pool #CA1711	4.50	5/1/48	25
57	Fannie Mae, Pool #889117	5.00	10/1/35	61
27	Fannie Mae, Pool #725238	5.00	3/1/34	29
11	Fannie Mae, Pool #725027	5.00	11/1/33	12
8	Fannie Mae, Pool #890603	5.00	8/1/41	9
10	Fannie Mae, Pool #890221	5.50	12/1/33	11
24	Fannie Mae, Pool #959451	6.00	12/1/37	27
62	Fannie Mae, Pool #725228	6.00	3/1/34	69
33	Fannie Mae, Pool #AE0442	6.50	1/1/39	37
50	Fannie Mae, 15 YR TBA	2.50	10/25/33	48
25	Fannie Mae, 15 YR TBA	3.00	10/25/33	25
125	Fannie Mae, 30 YR TBA	3.00	10/25/48	119
50	Fannie Mae, 30 YR TBA	3.50	10/25/33	50
150	Fannie Mae, 30 YR TBA	3.50	10/25/48	149
150	Fannie Mae, 30 YR TBA	4.00	10/25/48	152
25	Fannie Mae, 30 YR TBA	4.00	11/25/48	25
25	Fannie Mae, 30 YR TBA	4.50	11/25/48	26
125	Fannie Mae, 30 YR TBA	4.50	10/25/48	129
50	Fannie Mae, 30 YR TBA	5.00	10/25/48	52
30	Freddie Mac, Pool #J25686	2.00	9/1/28	29
47	Freddie Mac, Pool #G18470	2.50	6/1/28	46
48	Freddie Mac, Pool #G18485	2.50	10/1/28	46
18	Freddie Mac, Pool #G07445	2.50	7/1/43	17
21	Freddie Mac, Pool #G18635	2.50	3/1/32	20
25	Freddie Mac, Pool #G18687	2.50	5/1/33	24
64	Freddie Mac, Pool #G18459	2.50	3/1/28	62
41	Freddie Mac, Pool #J35896	2.50	12/1/31	39
25	Freddie Mac, Pool #J38057	3.00	12/1/32	24
25	Freddie Mac, Pool #G08803	3.00	3/1/48	24
22	Freddie Mac, Pool #G08732	3.00	11/1/46	21
33	Freddie Mac, Pool #G15145	3.00	7/1/29	33
29	Freddie Mac, Pool #J25193	3.00	8/1/23	29
23	Freddie Mac, Pool #Q44665	3.00	11/1/46	22
23	Freddie Mac, Pool #Q46441	3.00	2/1/47	22
46	Freddie Mac, Pool #G60989	3.00	12/1/46	44
19	Freddie Mac, Pool #J15438	3.00	5/1/21	19
97	Freddie Mac, Pool #C09035	3.00	4/1/43	93
22	Freddie Mac, Pool #Q44452	3.00	11/1/46	21
18	Freddie Mac, Pool #G18601	3.00	5/1/31	18
99	Freddie Mac, Pool #G08537	3.00	7/1/43	95
45	Freddie Mac, Pool #G08750	3.00	3/1/47	43
89	Freddie Mac, Pool #G08741	3.00	1/1/47	86
18	Freddie Mac, Pool #G08635	3.00	4/1/45	17
22	Freddie Mac, Pool #C91927	3.00	5/1/37	21
47	Freddie Mac, Pool #G08701	3.00	4/1/46	45
44	Freddie Mac, Pool #G08737	3.00	12/1/46	42
14	Freddie Mac, Pool #C91809	3.00	2/1/35	14
12	Freddie Mac, Pool #G18518	3.00	7/1/29	12
67	Freddie Mac, Pool #G08524	3.00	3/1/43	65
68	Freddie Mac, Pool #G08631	3.00	3/1/45	65
39	Freddie Mac, Pool #C91709	3.00	6/1/33	38
45	Freddie Mac, Pool #G18663	3.00	10/1/32	45
41	Freddie Mac, Pool #C91456	3.50	6/1/32	41
15	Freddie Mac, Pool #J30284	3.50	11/1/29	15
15	Freddie Mac, Pool #J13919	3.50	12/1/20	15
43	Freddie Mac, Pool #G08761	3.50	5/1/47	43
22	Freddie Mac, Pool #G08757	3.50	4/1/47	22
36	Freddie Mac, Pool #Q43933	3.50	10/1/46	36
24	Freddie Mac, Pool #Q52319	3.50	11/1/47	23
20	Freddie Mac, Pool #J14069	3.50	1/1/26	20

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$35	Freddie Mac, Pool #G08693	3.50	3/1/46	$34
49	Freddie Mac, Pool #Q09896	3.50	8/1/42	49
25	Freddie Mac, Pool #C92003	3.50	7/1/38	24
73	Freddie Mac, Pool #G08636	3.50	4/1/45	72
46	Freddie Mac, Pool #G61148	3.50	9/1/47	46
18	Freddie Mac, Pool #G08623	3.50	1/1/45	18
19	Freddie Mac, Pool #G08702	3.50	4/1/46	19
38	Freddie Mac, Pool #G08698	3.50	3/1/46	38
50	Freddie Mac, Pool #G08650	3.50	6/1/45	50
62	Freddie Mac, Pool #G08667	3.50	9/1/45	61
105	Freddie Mac, Pool #G08495	3.50	6/1/42	103
16	Freddie Mac, Pool #G08627	3.50	2/1/45	16
23	Freddie Mac, Pool #G08770	3.50	7/1/47	22
25	Freddie Mac, Pool #G08816	3.50	6/1/48	24
53	Freddie Mac, Pool #C03759	3.50	2/1/42	53
67	Freddie Mac, Pool #G08681	3.50	12/1/45	66
38	Freddie Mac, Pool #G08784	3.50	10/1/47	38
36	Freddie Mac, Pool #G08687	3.50	1/1/46	36
59	Freddie Mac, Pool #G08554	3.50	10/1/43	58
23	Freddie Mac, Pool #G08620	3.50	12/1/44	23
37	Freddie Mac, Pool #G08567	4.00	1/1/44	38
63	Freddie Mac, Pool #G08637	4.00	4/1/45	64
18	Freddie Mac, Pool #C91395	4.00	9/1/31	18
26	Freddie Mac, Pool #G08563	4.00	1/1/44	27
45	Freddie Mac, Pool #G08606	4.00	9/1/44	46
40	Freddie Mac, Pool #G08752	4.00	3/1/47	40
37	Freddie Mac, Pool #G08669	4.00	9/1/45	38
1	Freddie Mac, Pool #J06163	4.00	1/1/20	1
50	Freddie Mac, Pool #Q24955	4.00	2/1/44	50
7	Freddie Mac, Pool #G11690	4.00	2/1/20	7
37	Freddie Mac, Pool #A96286	4.00	1/1/41	38
46	Freddie Mac, Pool #G06506	4.00	12/1/40	47
44	Freddie Mac, Pool #G08775	4.00	8/1/47	45
28	Freddie Mac, Pool #G08771	4.00	7/1/47	28
44	Freddie Mac, Pool #V83344	4.00	8/1/47	45
20	Freddie Mac, Pool #A97186	4.50	3/1/41	21
58	Freddie Mac, Pool #A97692	4.50	3/1/41	61
8	Freddie Mac, Pool #C90686	4.50	6/1/23	8
24	Freddie Mac, Pool #Q52321	4.50	11/1/47	25
39	Freddie Mac, Pool #G01890	4.50	10/1/35	41
20	Freddie Mac, Pool #G08781	4.50	9/1/47	21
15	Freddie Mac, Pool #C09059	4.50	3/1/44	16
24	Freddie Mac, Pool #G04817	5.00	9/1/38	26
25	Freddie Mac, Pool #G01962	5.00	12/1/35	26
27	Freddie Mac, Pool #G05904	5.00	9/1/39	28
120	Freddie Mac, Pool #G01665	5.50	3/1/34	129
12	Freddie Mac, Pool #G03616	6.00	12/1/37	14
4	Freddie Mac, Pool #C90989	6.00	9/1/26	5
24	Freddie Mac, Pool #G02794	6.00	5/1/37	27
25	Freddie Mac, Gold 15 YR TBA	2.50	10/15/33	24
25	Freddie Mac, Gold 15 YR TBA	3.00	10/15/33	25
25	Freddie Mac, Gold 15 YR TBA	3.50	10/15/33	25
25	Freddie Mac, Gold 15 YR TBA	4.00	10/15/33	26
100	Freddie Mac, Gold 30 YR TBA	3.00	10/15/48	96
125	Freddie Mac, Gold 30 YR TBA	3.50	10/15/48	122
25	Freddie Mac, Gold 30 YR TBA	3.50	11/15/47	25
225	Freddie Mac, Gold 30 YR TBA	4.00	10/15/48	226
25	Freddie Mac, Gold 30 YR TBA	4.00	11/15/48	25
75	Freddie Mac, Gold 30 YR TBA	4.50	10/15/48	77
25	Freddie Mac, Gold 30YR TBA	4.50	11/15/48	26
21	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	20
22	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	20
10	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	9
11	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	11
47	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	46
42	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	41

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$72	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	$70
48	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	46
33	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	32
29	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	29
46	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	45
54	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	52
23	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	23
35	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	34
37	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	36
32	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	31
46	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	45
24	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	23
21	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	21
48	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	46
41	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	39
54	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	52
22	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	21
39	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	38
17	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	17
25	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	24
19	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	18
44	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	43
16	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	16
33	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	33
42	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	42
23	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	23
21	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	21
44	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	44
37	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	37
72	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	72
19	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	19
9	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	9
46	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	46
14	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	14
49	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	49
24	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	23
32	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	32
26	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	26
49	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	49
25	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	25
32	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	32
40	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	40
51	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	51
30	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	30
20	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	20
44	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	44
41	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	41
42	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	42
31	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	31
30	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	30
35	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	35
17	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	17
16	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	16
38	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	37
24	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	24
20	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	20
36	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	36
40	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	39
37	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	37
23	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	23
46	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	46
37	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	36
39	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	39
41	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	41
19	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	20
38	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	39

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$13	Government National Mortgage Association, Pool #MA3377	4.00		1/20/46	$14
18	Government National Mortgage Association, Pool #MA4263	4.00		2/20/47	18
23	Government National Mortgage Association, Pool #MA2224	4.00		9/20/44	23
20	Government National Mortgage Association, Pool #MA3522	4.00		3/20/46	20
22	Government National Mortgage Association, Pool #MA1996	4.00		6/20/44	23
22	Government National Mortgage Association, Pool #MA2304	4.00		10/20/44	23
27	Government National Mortgage Association, Pool #MA1286	4.00		9/20/43	27
39	Government National Mortgage Association, Pool #MA4511	4.00		6/20/47	40
18	Government National Mortgage Association, Pool #MA4322	4.00		3/20/47	19
22	Government National Mortgage Association, Pool #MA1761	4.00		3/20/44	22
43	Government National Mortgage Association, Pool #MA3737	4.00		6/20/46	44
73	Government National Mortgage Association, Pool #MA1091	4.00		6/20/43	75
41	Government National Mortgage Association, Pool #MA4587	4.00		7/20/47	42
12	Government National Mortgage Association, Pool #MA3245	4.00		11/20/45	13
12	Government National Mortgage Association, Pool #MA0023	4.00		4/20/42	12
25	Government National Mortgage Association, Pool #738710	4.00		9/15/41	26
21	Government National Mortgage Association, Pool #MA4653	4.00		8/20/47	22
77	Government National Mortgage Association, Pool #4801	4.50		9/20/40	81
9	Government National Mortgage Association, Pool #MA1762	4.50		3/20/44	10
23	Government National Mortgage Association, Pool #MA2756	4.50		4/20/45	24
46	Government National Mortgage Association, Pool #721760	4.50		8/15/40	49
19	Government National Mortgage Association, Pool #738906	4.50		10/15/41	20
19	Government National Mortgage Association, Pool #MA4721	4.50		9/20/47	20
17	Government National Mortgage Association, Pool #MA2373	4.50		11/20/44	18
33	Government National Mortgage Association, Pool #697946	5.00		3/15/39	35
24	Government National Mortgage Association, Pool #MA5080	5.00		3/20/48	25
46	Government National Mortgage Association, Pool #4559	5.00		10/20/39	49
20	Government National Mortgage Association, Pool #MA0466	5.50		10/20/42	22
19	Government National Mortgage Association, Pool #510835	5.50		2/15/35	21
20	Government National Mortgage Association, Pool #4222	6.00		8/20/38	22
3	Government National Mortgage Association, Pool #582199	6.50		1/15/32	3
200	Government National Mortgage Association, 30 YR TBA	3.00		10/20/48	194
200	Government National Mortgage Association, 30 YR TBA	3.50		10/20/48	198
250	Government National Mortgage Association, 30 YR TBA	4.00		10/20/48	253
50	Government National Mortgage Association, 30 YR TBA	4.00		11/20/47	51
50	Government National Mortgage Association, 30 YR TBA	4.00		10/15/48	51
25	Government National Mortgage Association, 30 YR TBA	4.50		9/15/48	26
100	Government National Mortgage Association, 30 YR TBA	4.50		10/20/48	103
25	Government National Mortgage Association, 30 YR TBA	4.50		11/20/47	26

	Total U.S. Government Agency Mortgages				14,147

	U.S. Government Agency Securities — 1.32%
65	Fannie Mae	1.25		5/6/21	63
25	Fannie Mae	1.38		10/7/21	24
60	Fannie Mae	1.50		6/22/20	59
50	Fannie Mae, Callable 10/27/18 @ 100.00	1.70		1/27/20	49
30	Fannie Mae	2.13		4/24/26	28
25	Fannie Mae	2.72	(b)(c)	10/9/19	24
10	Fannie Mae	5.63		7/15/37	13
20	Fannie Mae	6.63		11/15/30	26
25	Federal Home Loan Bank	1.13		7/14/21	24
60	Federal Home Loan Bank	1.38		11/15/19	60
25	Federal Home Loan Bank	1.38		9/28/20	24
55	Federal Home Loan Bank	1.88		11/29/21	53
25	Federal Home Loan Bank	2.13		3/10/23	24
40	Federal Home Loan Bank	2.13		2/11/20	40
20	Federal Home Loan Bank	4.13		3/13/20	20
15	Federal Home Loan Bank	5.63		6/11/21	16
30	Freddie Mac	1.25		10/2/19	30
25	Freddie Mac	1.38		5/1/20	24
20	Freddie Mac	1.40		8/22/19	20
25	Freddie Mac	1.50		1/17/20	25
50	Freddie Mac	1.88		11/17/20	49
40	Freddie Mac	2.38		1/13/22	39
15	Freddie Mac	6.25		7/15/32	20
10	Freddie Mac	6.75		3/15/31	13

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$25	Freddie Mac	6.75	9/15/29	$33
5	Tennessee Valley Authority	3.50	12/15/42	5
30	Tennessee Valley Authority	5.88	4/1/36	38
20	Tennessee Valley Authority, Series E	6.75	11/1/25	24

	Total U.S. Government Agency Securities			867

	Corporate Bonds — 33.03%
310	Abbott Laboratories (Health Care Equipment & Supplies), Callable 8/30/26 @ 100.00	3.75	11/30/26	309
145	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	134
135	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	130
25	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	24
245	American Express Co. (Consumer Finance), Callable 7/1/22 @ 100.00	2.50	8/1/22	235
100	American Express Co. (Consumer Finance), Callable 1/27/23 @ 100.00	3.40	2/27/23	98
395	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	393
280	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13	5/1/25	268
100	Amgen, Inc. (Biotechnology), Callable 8/15/21 @ 100.00	3.88	11/15/21	101
20	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	19
350	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	343
410	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 11/1/25 @ 100.00	3.65	2/1/26	399
140	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	140
140	Anheuser-Busch InBev N.V. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	140
40	Anthem, Inc. (Health Care Providers & Services)	3.30	1/15/23	39
127	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65	12/1/27	121
145	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	146
20	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	20
90	Archer-Daniels-Midland Co., Class C (Food Products)	4.02	4/16/43	86
340	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	346
195	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	193
90	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	91
40	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	39
855	Bank of America Corp., MTN (Banks)	3.88	8/1/25	849
135	Bank One Corp. (Banks)	8.00	4/29/27	169
270	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	269
50	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	48
155	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	140
130	Capital One Financial Corp. (Consumer Finance), Callable 3/30/21 @ 100.00	3.45	4/30/21	130
470	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	461
120	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	124
65	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	77
365	Citigroup, Inc. (Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	357
420	Citigroup, Inc. (Banks)	3.40	5/1/26	398
210	Citigroup, Inc. (Banks)	4.50	1/14/22	216
245	Comcast Corp. (Media)	4.75	3/1/44	244
170	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	221
20	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	26
180	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	186
45	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	46
190	CSX Corp. (Road & Rail)	6.22	4/30/40	233
240	CVS Health Corp. (Health Care Providers & Services), Callable 9/1/22 @ 100.00	2.75	12/1/22	231
535	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	530
100	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/22 @ 100.00	3.25	5/15/22	98

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$188	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	$199
190	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75	2/1/23	182
225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	220
20	Dow Chemical Co. (The) (Chemicals), Callable 4/1/34 @ 100.00	4.25	10/1/34	19
15	Dow Chemical Co. (The) (Chemicals), Callable 5/15/41 @ 100.00	5.25	11/15/41	16
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	35
100	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	100
25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	25
140	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	142
85	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/24 @ 100.00	3.75	2/15/25	85
184	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	187
100	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	106
55	Fiserv, Inc. (IT Services), Callable 7/1/22 @ 100.00	3.50	10/1/22	55
190	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	188
175	General Motors Financial Co. (Consumer Finance), Callable 2/1/21 @ 100.00	4.20	3/1/21	177
101	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	100
50	GlaxoSmithKline PLC (Diversified Financial Services)	6.38	5/15/38	64
305	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	295
255	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	267
50	Goldman Sachs Group, Inc. (Capital Markets)	5.75	1/24/22	53
145	Home Depot, Inc. (The) (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	168
45	International Paper Co. (Containers & Packaging), Callable 11/15/21 @ 100.00	4.75	2/15/22	47
90	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	100
45	Interpublic Group of Companies, Inc. (Media)	4.00	3/15/22	45
250	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	251
400	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	384
50	JPMorgan Chase & Co. (Banks)	3.63	5/13/24	50
230	JPMorgan Chase & Co. (Banks)	4.50	1/24/22	237
60	Lincoln National Corp. (Insurance)	4.85	6/24/21	62
75	Lincoln National Corp. (Insurance)	7.00	6/15/40	94
135	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	141
85	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	83
45	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	41
135	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	136
25	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	26
55	Medtronic, Inc. (Health Care Equipment & Supplies)	4.63	3/15/45	58
310	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	334
110	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	133
305	Morgan Stanley (Capital Markets)	2.63	11/17/21	297
355	Morgan Stanley (Capital Markets)	3.13	1/23/23	346
255	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95	2/7/24	247
190	Nucor Corp. (Metals & Mining), Callable 6/15/22 @ 100.00	4.13	9/15/22	194
100	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	109
170	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	163
233	Oracle Corp. (Software)	5.38	7/15/40	266
100	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	99
75	Philip Morris International, Inc. (Tobacco)	3.25	11/10/24	73
95	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	93

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$170	PNC Financial Services Group, Inc. (Banks)	2.85	(d)	11/9/22	$165
56	Procter & Gamble Co. (The) (Household Products)	9.36		1/1/21	60
150	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	179
45	Prudential Financial, Inc., MTN (Insurance), Callable 12/27/27 @ 100.00	3.88		3/27/28	45
15	Prudential Financial, Inc. (Insurance)	6.63		6/21/40	19
30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65		9/1/42	28
125	RELX Capital, Inc. (Professional Services), Callable 7/15/22 @ 100.00	3.13		10/15/22	122
75	RELX Capital, Inc. (Professional Services), Callable 2/16/23 @ 100.00	3.50		3/16/23	74
105	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50		3/15/27	100
35	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13		11/15/22	34
190	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85		12/15/25	186
215	Ryder System, Inc., MTN (Road & Rail), Callable 8/1/21 @ 100.00	2.25		9/1/21	207
115	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80		3/1/22	112
50	Ryder System, Inc. (Road & Rail), Callable 10/15/21 @ 100.00	3.45		11/15/21	50
15	Sherwin-Williams Co. (The) (Chemicals), Callable 5/1/25 @ 100.00	3.45		8/1/25	14
40	Southern Company Gas Capital Corp. (Electric Utilities), Callable 8/1/23 @ 100.00	2.45		10/1/23	38
60	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00		11/15/26	55
171	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15		2/1/24	180
255	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45		1/15/23	250
135	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	123
160	SunTrust Banks, Inc. (Banks), Callable 2/3/21 @ 100.00	2.90		3/3/21	158
30	The Home Depot, Inc. (Specialty Retail)	5.88		12/16/36	37
215	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13		6/1/24	207
170	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	210
115	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 2/15/23 @ 100.00	3.00		4/15/23	111
140	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15		2/1/24	143
40	Twenty-First Century Fox, Inc. (Media), Callable 3/15/44 @ 100.00	4.75		9/15/44	43
170	Twenty-First Century Fox, Inc. (Media)	6.20		12/15/34	209
195	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95		9/10/28	195
50	United Parcel Service, Inc. (Air Freight & Logistics)	6.20		1/15/38	63
50	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	49
85	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75		7/15/45	91
70	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88		2/15/38	93
110	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	133
40	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25		8/15/22	39
175	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50		2/1/25	167
150	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01		8/21/54	150
470	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15		9/15/23	503
80	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	84
25	Walmart, Inc. (Food & Staples Retailing)	5.63		4/1/40	30
90	Wells Fargo & Co., MTN (Banks)	2.63		7/22/22	87
355	Wells Fargo & Co. (Banks)	3.00		2/19/25	336
150	Wells Fargo & Co. (Banks)	3.30		9/9/24	145
190	Wells Fargo & Co., MTN (Banks)	4.60		4/1/21	195
250	WestRock Co. (Containers & Packaging)	4.90		3/1/22	258
55	Westvaco Corp. (Containers & Packaging)	8.20		1/15/30	71
100	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	131

	Total Corporate Bonds				21,638

	U.S. Treasury Obligations — 32.70%
117	U.S. Treasury Bond	2.25		8/15/46	97

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$130	U.S. Treasury Bond	2.50	5/15/46	$113
165	U.S. Treasury Bond	2.50	2/15/46	144
55	U.S. Treasury Bond	2.50	2/15/45	48
58	U.S. Treasury Bond	2.75	8/15/42	54
79	U.S. Treasury Bond	2.75	11/15/42	73
160	U.S. Treasury Bond	2.75	11/15/47	146
25	U.S. Treasury Bond	2.75	8/15/47	23
115	U.S. Treasury Bond	2.88	11/15/46	108
115	U.S. Treasury Bond	2.88	8/15/45	108
120	U.S. Treasury Bond	2.88	5/15/43	113
160	U.S. Treasury Bond	3.00	5/15/45	154
75	U.S. Treasury Bond	3.00	8/15/48	72
75	U.S. Treasury Bond	3.00	11/15/45	72
44	U.S. Treasury Bond	3.00	5/15/42	43
160	U.S. Treasury Bond	3.00	2/15/47	154
50	U.S. Treasury Bond	3.00	2/15/48	48
120	U.S. Treasury Bond	3.00	11/15/44	116
100	U.S. Treasury Bond	3.00	5/15/47	96
120	U.S. Treasury Bond	3.13	8/15/44	118
15	U.S. Treasury Bond	3.13	11/15/41	15
67	U.S. Treasury Bond	3.13	2/15/42	66
90	U.S. Treasury Bond	3.13	2/15/43	89
180	U.S. Treasury Bond	3.13	5/15/48	178
125	U.S. Treasury Bond	3.38	5/15/44	129
50	U.S. Treasury Bond	3.50	2/15/39	53
75	U.S. Treasury Bond	3.63	8/15/43	80
125	U.S. Treasury Bond	3.63	2/15/44	134
120	U.S. Treasury Bond	3.75	11/15/43	131
53	U.S. Treasury Bond	3.75	8/15/41	58
50	U.S. Treasury Bond	3.88	8/15/40	56
40	U.S. Treasury Bond	4.25	11/15/40	47
35	U.S. Treasury Bond	4.38	11/15/39	42
60	U.S. Treasury Bond	4.38	5/15/40	71
35	U.S. Treasury Bond	4.38	5/15/41	42
50	U.S. Treasury Bond	4.38	2/15/38	59
25	U.S. Treasury Bond	4.50	8/15/39	30
10	U.S. Treasury Bond	4.50	2/15/36	12
70	U.S. Treasury Bond	4.63	2/15/40	86
70	U.S. Treasury Bond	4.75	2/15/41	88
40	U.S. Treasury Bond	5.00	5/15/37	51
10	U.S. Treasury Bond	5.25	2/15/29	12
30	U.S. Treasury Bond	5.25	11/15/28	36
55	U.S. Treasury Bond	5.38	2/15/31	68
25	U.S. Treasury Bond	6.00	2/15/26	30
25	U.S. Treasury Bond	6.13	8/15/29	32
35	U.S. Treasury Bond	6.13	11/15/27	44
35	U.S. Treasury Bond	6.25	5/15/30	46
50	U.S. Treasury Bond	6.38	8/15/27	63
15	U.S. Treasury Bond	6.50	11/15/26	19
17	U.S. Treasury Bond	7.50	11/15/24	21
15	U.S. Treasury Bond	7.63	2/15/25	19
40	U.S. Treasury Bond	8.00	11/15/21	46
70	U.S. Treasury Note	1.00	11/15/19	69
100	U.S. Treasury Note	1.00	11/30/19	98
80	U.S. Treasury Note	1.13	9/30/21	76
65	U.S. Treasury Note	1.13	4/30/20	63
100	U.S. Treasury Note	1.13	6/30/21	95
150	U.S. Treasury Note	1.13	7/31/21	143
100	U.S. Treasury Note	1.13	8/31/21	95
70	U.S. Treasury Note	1.13	3/31/20	68
115	U.S. Treasury Note	1.13	12/31/19	113
50	U.S. Treasury Note	1.25	10/31/19	49
105	U.S. Treasury Note	1.25	1/31/20	103
55	U.S. Treasury Note	1.25	2/29/20	54
100	U.S. Treasury Note	1.25	3/31/21	96
50	U.S. Treasury Note	1.38	9/30/23	46

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$50	U.S. Treasury Note	1.38	8/31/20	$49
125	U.S. Treasury Note	1.38	8/31/23	116
75	U.S. Treasury Note	1.38	1/15/20	74
100	U.S. Treasury Note	1.38	5/31/21	96
110	U.S. Treasury Note	1.38	4/30/20	108
120	U.S. Treasury Note	1.38	2/29/20	118
50	U.S. Treasury Note	1.38	2/15/20	49
20	U.S. Treasury Note	1.38	9/15/20	19
100	U.S. Treasury Note	1.38	4/30/21	96
80	U.S. Treasury Note	1.38	1/31/21	77
50	U.S. Treasury Note	1.38	5/31/20	49
155	U.S. Treasury Note	1.38	9/30/20	151
155	U.S. Treasury Note	1.38	10/31/20	150
115	U.S. Treasury Note	1.38	3/31/20	113
75	U.S. Treasury Note	1.38	12/15/19	74
70	U.S. Treasury Note	1.38	1/31/20	69
100	U.S. Treasury Note	1.50	3/31/23	94
100	U.S. Treasury Note	1.50	7/15/20	98
105	U.S. Treasury Note	1.50	5/31/20	103
185	U.S. Treasury Note	1.50	8/15/26	165
100	U.S. Treasury Note	1.50	5/15/20	98
155	U.S. Treasury Note	1.50	11/30/19	153
100	U.S. Treasury Note	1.50	4/15/20	98
50	U.S. Treasury Note	1.50	8/15/20	49
80	U.S. Treasury Note	1.50	1/31/22	76
110	U.S. Treasury Note	1.50	6/15/20	108
105	U.S. Treasury Note	1.50	2/28/23	99
30	U.S. Treasury Note	1.50	10/31/19	30
80	U.S. Treasury Note	1.63	5/31/23	75
110	U.S. Treasury Note	1.63	7/31/20	108
100	U.S. Treasury Note	1.63	10/31/23	94
102	U.S. Treasury Note	1.63	11/15/22	97
120	U.S. Treasury Note	1.63	2/15/26	109
110	U.S. Treasury Note	1.63	12/31/19	109
135	U.S. Treasury Note	1.63	8/31/22	129
155	U.S. Treasury Note	1.63	11/30/20	151
100	U.S. Treasury Note	1.63	3/15/20	98
65	U.S. Treasury Note	1.63	8/15/22	62
100	U.S. Treasury Note	1.63	6/30/20	98
185	U.S. Treasury Note	1.63	5/15/26	167
35	U.S. Treasury Note	1.63	10/15/20	34
100	U.S. Treasury Note	1.63	4/30/23	94
105	U.S. Treasury Note	1.75	11/30/19	104
90	U.S. Treasury Note	1.75	5/15/22	86
85	U.S. Treasury Note	1.75	2/28/22	82
60	U.S. Treasury Note	1.75	12/31/20	59
130	U.S. Treasury Note	1.75	11/30/21	126
85	U.S. Treasury Note	1.75	3/31/22	82
95	U.S. Treasury Note	1.75	10/31/20	93
164	U.S. Treasury Note	1.75	5/15/23	156
80	U.S. Treasury Note	1.75	1/31/23	76
115	U.S. Treasury Note	1.75	4/30/22	110
110	U.S. Treasury Note	1.75	9/30/22	105
65	U.S. Treasury Note	1.88	7/31/22	63
150	U.S. Treasury Note	1.88	2/28/22	145
75	U.S. Treasury Note	1.88	12/31/19	74
100	U.S. Treasury Note	1.88	3/31/22	97
105	U.S. Treasury Note	1.88	1/31/22	102
100	U.S. Treasury Note	1.88	8/31/24	94
85	U.S. Treasury Note	1.88	5/31/22	82
110	U.S. Treasury Note	1.88	11/30/21	107
125	U.S. Treasury Note	1.88	4/30/22	121
85	U.S. Treasury Note	1.88	8/31/22	82
90	U.S. Treasury Note	1.88	9/30/22	86
125	U.S. Treasury Note	1.88	10/31/22	120
100	U.S. Treasury Note	2.00	10/31/22	96

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$195	U.S. Treasury Note	2.00	2/15/25	$184
195	U.S. Treasury Note	2.00	8/15/25	183
60	U.S. Treasury Note	2.00	10/31/21	58
25	U.S. Treasury Note	2.00	11/30/20	25
100	U.S. Treasury Note	2.00	2/28/21	98
10	U.S. Treasury Note	2.00	1/15/21	10
80	U.S. Treasury Note	2.00	1/31/20	79
80	U.S. Treasury Note	2.00	8/31/21	78
150	U.S. Treasury Note	2.00	11/30/22	145
170	U.S. Treasury Note	2.00	2/15/23	163
100	U.S. Treasury Note	2.00	2/15/22	97
145	U.S. Treasury Note	2.00	11/15/21	141
110	U.S. Treasury Note	2.00	12/31/21	107
70	U.S. Treasury Note	2.00	4/30/24	67
95	U.S. Treasury Note	2.00	7/31/22	92
90	U.S. Treasury Note	2.00	6/30/24	85
50	U.S. Treasury Note	2.00	7/31/20	49
65	U.S. Treasury Note	2.00	9/30/20	64
185	U.S. Treasury Note	2.00	11/15/26	171
100	U.S. Treasury Note	2.00	5/31/21	98
210	U.S. Treasury Note	2.13	12/31/22	202
70	U.S. Treasury Note	2.13	6/30/21	69
80	U.S. Treasury Note	2.13	8/31/20	79
115	U.S. Treasury Note	2.13	7/31/24	110
105	U.S. Treasury Note	2.13	2/29/24	101
85	U.S. Treasury Note	2.13	3/31/24	81
90	U.S. Treasury Note	2.13	11/30/23	86
115	U.S. Treasury Note	2.13	9/30/24	110
130	U.S. Treasury Note	2.13	1/31/21	128
115	U.S. Treasury Note	2.13	11/30/24	109
105	U.S. Treasury Note	2.13	12/31/21	103
90	U.S. Treasury Note	2.13	6/30/22	87
195	U.S. Treasury Note	2.13	5/15/25	184
120	U.S. Treasury Note	2.13	8/15/21	118
65	U.S. Treasury Note	2.13	9/30/21	64
90	U.S. Treasury Note	2.25	2/29/20	89
175	U.S. Treasury Note	2.25	11/15/27	164
85	U.S. Treasury Note	2.25	2/15/21	84
80	U.S. Treasury Note	2.25	12/31/23	77
115	U.S. Treasury Note	2.25	10/31/24	110
140	U.S. Treasury Note	2.25	7/31/21	138
195	U.S. Treasury Note	2.25	11/15/25	184
150	U.S. Treasury Note	2.25	11/15/24	144
225	U.S. Treasury Note	2.25	2/15/27	211
80	U.S. Treasury Note	2.25	3/31/21	79
80	U.S. Treasury Note	2.25	1/31/24	77
80	U.S. Treasury Note	2.25	12/31/24	77
10	U.S. Treasury Note	2.25	3/31/20	10
185	U.S. Treasury Note	2.25	8/15/27	174
80	U.S. Treasury Note	2.25	4/30/21	79
90	U.S. Treasury Note	2.38	4/15/21	89
95	U.S. Treasury Note	2.38	4/30/20	94
100	U.S. Treasury Note	2.38	8/15/24	97
175	U.S. Treasury Note	2.38	5/15/27	166
125	U.S. Treasury Note	2.38	12/31/20	124
110	U.S. Treasury Note	2.38	1/31/23	107
10	U.S. Treasury Note	2.38	3/15/21	10
50	U.S. Treasury Note	2.50	3/31/23	49
90	U.S. Treasury Note	2.50	1/31/25	87
100	U.S. Treasury Note	2.50	6/30/20	99
100	U.S. Treasury Note	2.50	5/31/20	100
127	U.S. Treasury Note	2.50	8/15/23	124
205	U.S. Treasury Note	2.50	5/15/24	199
200	U.S. Treasury Note	2.63	11/15/20	198
105	U.S. Treasury Note	2.63	6/30/23	104
100	U.S. Treasury Note	2.63	3/31/25	98

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$90	U.S. Treasury Note	2.63		7/31/20	$90
95	U.S. Treasury Note	2.63		6/15/21	94
130	U.S. Treasury Note	2.63		7/15/21	129
100	U.S. Treasury Note	2.63		8/31/20	100
110	U.S. Treasury Note	2.63		2/28/23	109
95	U.S. Treasury Note	2.63		5/15/21	94
105	U.S. Treasury Note	2.75		9/30/20	105
90	U.S. Treasury Note	2.75		7/31/23	89
85	U.S. Treasury Note	2.75		8/31/25	84
100	U.S. Treasury Note	2.75		2/15/24	99
100	U.S. Treasury Note	2.75		9/15/21	100
105	U.S. Treasury Note	2.75		8/31/23	104
95	U.S. Treasury Note	2.75		5/31/23	94
80	U.S. Treasury Note	2.75		2/15/28	78
90	U.S. Treasury Note	2.75		2/28/25	89
45	U.S. Treasury Note	2.75		4/30/23	45
170	U.S. Treasury Note	2.75		11/15/23	168
90	U.S. Treasury Note	2.75		6/30/25	89
95	U.S. Treasury Note	2.75		8/15/21	95
75	U.S. Treasury Note	2.88		8/15/28	74
90	U.S. Treasury Note	2.88		4/30/25	89
240	U.S. Treasury Note	2.88		5/15/28	235
90	U.S. Treasury Note	2.88		5/31/25	89
105	U.S. Treasury Note	2.88		9/30/23	105
75	U.S. Treasury Note	2.88		7/31/25	74
85	U.S. Treasury Note	3.00		9/30/25	85
50	U.S. Treasury Note	3.13		5/15/21	50
125	U.S. Treasury Note	3.38		11/15/19	126
100	U.S. Treasury Note	3.50		5/15/20	101
100	U.S. Treasury Note	3.63		2/15/21	102

	Total U.S. Treasury Obligations				21,425

	Yankee Dollars — 5.73%
100	America Movil SAB de CV (Wireless Telecommunication Services)	5.00		3/30/20	102
85	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	99
100	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	99
25	Bank of Nova Scotia (Banks)	1.85		4/14/20	25
45	BHP Billiton Ltd. (Metals & Mining)	5.00		9/30/43	50
185	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	184
114	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	162
155	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	149
120	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45		11/15/21	119
50	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	49
270	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	278
105	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(d)	6/15/30	141
210	HSBC Holdings PLC (Banks)	4.00		3/30/22	212
200	HSBC Holdings PLC (Banks)	5.10		4/5/21	208
120	HSBC Holdings PLC (Banks)	6.80		6/1/38	147
140	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	153
145	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	175
25	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	25
35	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	31
105	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	149
25	Royal Bank of Canada (Banks)	2.20		9/23/19	24
90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	91
170	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	219
105	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	119
55	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.13		4/27/20	57
35	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.46		2/16/21	37
75	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	89

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars (continued)
$240	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25		5/15/28	$242
140	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	161
20	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	23
35	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	34
90	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	100

	Total Yankee Dollars				3,753

Shares
	Mutual Funds — 6.76%
151,173	SSgA U.S. Government Money Market Fund, Premier Class	1.96	(e)		151
4,280,889	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.95	(e)		4,281

	Total Mutual Funds				4,432

	Total Investments Before TBA Sale Commitments (cost $68,964) — 103.00%				67,489

Principal Amount (000)
	TBA Sale Commitments (f) — (0.12)%
$(75)	Freddie Mac, Gold 30 YR TBA	5.50		10/15/48	(80)

	Total TBA Sale Commitments				(80)

	Liabilities in excess of other assets — (2.88)%				(1,884)

	Net Assets — 100.00%				$65,525

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on September 30, 2018.

(b)	Zero Coupon Security. Effective rate shown is as of September 30, 2018.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2018.

(e)	The rate disclosed is the rate in effect on September 30, 2018.

(f)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolios of Investments.)

MTN — Medium Term Note

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	BNY Mellon Asset Management North America Corporation*	HC Capital Solutions	Total
Asset Backed Securities	—	0.47%	—	0.47%
Collateralized Mortgage Obligations	—	1.40%	—	1.40%
U.S. Government Agency Mortgages	—	21.59%	—	21.59%
U.S. Government Agency Securities	—	1.32%	—	1.32%
Corporate Bonds	33.03%	—	—	33.03%
U.S. Treasury Obligations	—	32.70%	—	32.70%
Yankee Dollars	5.65%	0.08%	—	5.73%
Mutual Funds	0.23%	3.61%	2.92%	6.76%
TBA Sale Commitments	—	-0.12%	—	-0.12%
Other Assets (Liabilities)	0.30%	-3.21%	0.03%	-2.88%

Total Net Assets	39.21%	57.84%	2.95%	100.00%

*	Formerly Mellon Capital Management Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 16.47%
$2,070	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class E (a)	4.38 (US0001M + 550.00 bps)(b)	12/15/31	$2,021
5,687	Bank of America Merrill Lynch Large, Series 2016-GG10, Class AJA (a)	5.98(c)	8/10/45	4,190
3,000	BX Trust, Series 2017-IMC, Class G (a)	7.66 (US0001M + 550.00 bps)(b)	10/15/32	3,015
1,500	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E (a)	3.21(c)	7/10/47	1,049
670	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class E (a)	4.28(c)	4/10/48	513
6,000	Commercial Mortgage Trust, Series 2014-CR21, Class F (a)	3.00	12/10/47	4,018
2,900	Commercial Mortgage Trust, Series 2013-CR7, Class G, Callable 4/6/23 @ 100.00 (a)	4.43(c)	3/10/46	1,097
1,620	Commercial Mortgage Trust, Series 2015-CR25, Class E (a)	4.70(c)	8/10/48	1,142
1,409	Connecticut Avenue Securities, Series 2016-C03, Class 1B, Callable 4/25/26 @ 100.00 (a)	13.97 (US0001M + 1175.00 bps)(b)	10/25/28	2,004
6,324	Connecticut Avenue Securities, Series 2016-C02, Class 1B, Callable 3/25/26 @ 100.00 (a)	14.47 (US0001M + 1225.00 bps)(b)	9/25/28	9,290
1,492	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B1, Callable 9/25/48 @ 100.00 (a)	3.10(c)	7/25/57	1,074
1,712	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B2, Callable 9/25/48 @ 100.00 (a)	3.10(c)	7/25/57	876
1,455	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B3, Callable 9/25/48 @ 100.00 (a)	3.10(c)	7/25/57	588
1,675	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B4, Callable 9/25/48 @ 100.00 (a)	3.10(c)	7/25/57	247
1,621	Credit Suisse Mortgage Trust, Series 2007-C5, Class AM	5.87	9/15/40	1,570
5,000	Credit Suisse Mortgage Trust, Series 2018-PLUM, Class B (a)	7.13(c)	8/15/20	5,000
3,929	Credit Suisse Mortgage Trust, Series 2015-LHMZ, Class MZ (a)	7.56(c)	7/6/20	3,943
1,500	Credit Suisse Mortgage Trust, Series 2017-CHOP, Class H (a)	9.78 (US0001M + 762.00 bps)(b)	7/15/32	1,495
2,100	DBUBS Mortgage Trust, Series 2011-LC3A, Class G (a)	3.75	8/10/44	1,261
4,770	FRESB Mortgage Trust, Series 2018-SB48, Class B, Callable 1/1/28 @ 100.00 (a)	3.68 (LIBOR06M + 367.72 bps)(b)	2/25/38	3,657
2,260	GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AJ	5.68(c)	12/10/49	709
4,850	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class D (a)	8.16 (US0001M)(b)	9/15/31	4,852
6,070	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AJ, Callable 2/11/22 @ 100.00	5.50(c)	1/15/49	983
2,724	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class AJ	6.01(c)	2/12/49	2,005
2,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M (a)	10.37 (US0001M + 820.77 bps)(b)	6/15/35	1,999
853	Lone Star Portfolio Trust, Series 2015-LSP, Class E (a)	8.01 (US0001M + 560.00 bps)(b)	9/15/28	858
4,010	Lone Star Portfolio Trust, Series 2015-LSP, Class F (a)	9.31 (US0001M + 690.00 bps)(b)	9/15/28	4,030
790	Morgan Stanley BAML Trust, Series 2015-C25, Class E, Callable 9/11/25 @ 100.00 (a)	4.68 (US0003M + 112.00 bps)(b)	10/15/48	634
1,172	Motel 6 Trust, Series 2017-MTL6, Class F (a)	6.41 (US0001M + 425.00 bps)(b)	8/15/34	1,177
2,380	Multifamily Trust, Series 2016-1, Class B (a)	10.03 (US0003M + 113.00 bps)(b)	4/25/46	2,509
149,019	Seasoned Credit Risk Transfer, Series 2016-1, Class XSIO, Callable 11/25/47 @ 100.00 (a)	0.07(c)	9/25/55	534
19,278	Seasoned Credit Risk Transfer, Series 2016-1, Class BIO, Callable 11/25/47 @ 100.00 (a)	1.06(c)	9/25/55	2,068
8,148	Seasoned Credit Risk Transfer, Series 2016-1, Class B, Callable 11/25/47 @ 100.00 (a)	6.50	9/25/55	741
14,949	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, Callable 10/25/25 @ 100.00	11.57 (US0001M + 935.00 bps)(b)	4/25/28	19,455
4,485	Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class B, Callable 1/25/26 @ 100.00	12.22 (US0001M + 1000.00 bps)(b)	7/25/28	5,876
2,597	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class G (a)	8.47 (US0001M + 635.00 bps)(b)	11/11/34	2,592
1,731	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class H (a)	11.92 (US0001M + 980.00 bps)(b)	11/11/34	1,728
4,726	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (a)	5.00(c)	5/10/63	3,402

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$8,192	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (a)	5.00(c)	5/10/63	$4,392
2,052	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ	5.98(c)	2/15/51	2,026
1,200	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E (a)	3.00	5/15/48	754
1,080	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, Callable 11/11/25 @ 100.00 (a)	4.76(c)	11/15/48	780
	Total Collateralized Mortgage Obligations			112,154
	U.S. Government Agency Mortgages — 3.33%
1,140	Fannie Mae, Series 2017-C05, Class 1B1, Callable 7/25/27 @ 100.00 (a)	5.82 (US0001M + 360.00 bps)(b)	1/25/30	1,206
5,550	Fannie Mae, Series 2017-C07, Class 1B1, Callable 11/25/27 @ 100.00 (a)	6.22 (US0001M + 400.00 bps)(b)	5/25/30	5,940
530	Fannie Mae, Series 2017-C03, Class 1B1, Callable 4/25/27 @ 100.00 (a)	7.07 (US0001M + 485.00 bps)(b)	10/25/29	611
1,499	Fannie Mae, Series 2016-C06, Class 1B, Callable 10/25/26 @ 100.00 (a)	11.47 (US0001M + 925.00 bps)(b)	4/25/29	1,875
3,498	Fannie Mae, Series 2016-C04, Class 1B, Callable 7/25/26 @ 100.00 (a)	12.47 (US0001M + 1025.00 bps)(b)	1/25/29	4,628
339	Fannie Mae, Series 2016-C01, Class 1B, Callable 2/25/26 @ 100.00 (a)	13.97 (US0001M + 1175.00 bps)(b)	8/25/28	486
5,959	Freddie Mac, Series 2017-2, Class B, Callable 2/25/48 @ 100.00 (a)	0.00(c)	8/25/56	597
259,701	Freddie Mac, Series 2017-2, Class XSIO, Callable 2/25/48 @ 100.00 (a)	0.07(c)	8/25/56	969
8,964	Freddie Mac, Series 2017-2, Class BIO, Callable 2/25/48 @ 100.00 (a)	1.22(c)	8/25/56	1,001
529	Freddie Mac, Series 2017-DNA1, Class B2, Callable 1/25/27 @ 100.00	12.22 (US0001M + 1000.00 bps)(b)	7/25/29	536
1,090	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1, Callable 4/25/27 @ 100.00	7.37 (US0001M + 515.00 bps)(b)	10/25/29	1,279
3,066	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B2, Callable 4/25/27 @ 100.00	13.47 (US0001M + 1125.00 bps)(b)	10/25/29	3,539
	Total U.S. Government Agency Mortgages			22,667
	Corporate Bonds — 55.16%
1,175	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 11/5/18 @ 102.56	5.13	7/1/22	1,172
946	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 3/1/19 @ 104.88	6.50	3/1/24	978
1,762	ACCO Brands Corp. (Commercial Services & Supplies), Callable 12/15/19 @ 103.94 (a)	5.25	12/15/24	1,755
1,765	AES Corp. (Independent Power and Renewable Electricity Producers), Callable 11/5/18 @ 102.44	4.88	5/15/23	1,780
2,335	Albertsons Companies LLC (Food & Staples Retailing), Callable 9/15/19 @ 104.31	5.75	3/15/25	2,090
282	Alcoa, Inc. (Aerospace & Defense)	5.87	2/23/22	295
111	Ally Financial, Inc. (Consumer Finance), Callable 10/21/25 @ 100.00	5.75	11/20/25	115
2,029	Ally Financial, Inc. (Consumer Finance)	8.00	11/1/31	2,457
968	Altice US Finance I Corp. (Diversified Financial Services), Callable 10/15/18 @ 104.03 (a)	5.38	7/15/23	979
1,141	Altice US Finance I Corp. (Diversified Financial Services), Callable 5/15/21 @ 102.75 (a)	5.50	5/15/26	1,138
509	AMC Networks, Inc. (Media), Callable 8/1/21 @ 102.38	4.75	8/1/25	488
785	AMC Networks, Inc. (Media), Callable 4/1/20 @ 102.50	5.00	4/1/24	773
593	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines)	5.60	1/15/22	603
591	American Airlines Pass-Through Trust, Class B (Airlines)	5.63	7/15/22	602
2,022	American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors), Callable 5/15/21 @ 102.94 (a)	5.88	5/15/26	2,027
685	American Woodmark Corp. (Building Products), Callable 3/15/21 @ 102.44	4.88	3/15/26	655
1,787	Amsted Industries, Inc. (Machinery), Callable 9/15/19 @ 102.69 (a)	5.38	9/15/24	1,769
727	Anixter International, Inc. (Electronic Equipment, Instruments & Components)	5.13	10/1/21	740
547	Aramark Services, Inc. (Commercial Services & Supplies), Callable 2/1/23 @ 102.50	5.00	2/1/28	536
1,825	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/21 @ 103.50 (a)	7.00	11/1/26	1,813
442	Ashtead Capital, Inc. (Trading Companies & Distributors), Callable 8/15/20 @ 103.09 (a)	4.13	8/15/25	420

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,099	Avis Budget Car Rental LLC (Road & Rail), Callable 11/5/18 @ 102.56	5.13	6/1/22	$1,128
1,156	Avis Budget Car Rental LLC (Road & Rail), Callable 11/5/18 @ 102.75 ^	5.50	4/1/23	1,150
2,696	Avon Products, Inc. (Personal Products)	6.60	3/15/20	2,710
2,369	B&G Foods, Inc. (Food Products), Callable 4/1/20 @ 103.94 ^	5.25	4/1/25	2,267
733	Ball Corp. (Containers & Packaging), Callable 12/15/25 @ 100.00	4.88	3/15/26	731
1,951	Bank of America Corp. (Banks), Callable 3/17/25 @ 100.00, Perpetual Bond (d)	6.10 (US0003M + 389.80 bps)(b)	12/29/49	2,046
1,449	BBA US Holdings, Inc. (Aerospace & Defense), Callable 5/1/21 @ 102.69 (a)	5.38	5/1/26	1,454
1,177	Beacon Escrow Corp. (Trading Companies & Distributors), Callable 11/1/20 @ 102.44 (a)	4.88	11/1/25	1,084
1,682	Belo Corp. (Media)	7.25	9/15/27	1,741
578	Block Communications, Inc. (Media), Callable 2/15/20 @ 103.44 (a)	6.88	2/15/25	592
646	Blue Cube Spinco, Inc. (Diversified Financial Services), Callable 10/15/20 @ 102.44	9.75	10/15/23	731
2,115	Blue Racer Midstream LLC/Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/5/18 @ 104.59 (a)	6.13	11/15/22	2,171
2,639	Blue Racer Midstream LLC/Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels), Callable 7/15/21 @ 104.97 (a)	6.63	7/15/26	2,688
1,333	Booz Allen Hamilton, Inc. (IT Services), Callable 5/1/20 @ 102.56 (a)	5.13	5/1/25	1,310
1,126	Brinker International, Inc. (Hotels, Restaurants & Leisure)	3.88	5/15/23	1,061
1,110	Brinker International, Inc. (Hotels, Restaurants & Leisure), Callable 7/1/24 @ 100.00 (a)	5.00	10/1/24	1,049
2,298	Building Materials Corp. of America (Building Products), Callable 11/15/19 @ 102.69 (a)	5.38	11/15/24	2,294
1,268	Building Materials Corp. of America (Building Products), Callable 10/15/20 @ 103.00 (a)	6.00	10/15/25	1,297
856	BWX Technologies, Inc. (Aerospace & Defense), Callable 7/15/21 @ 102.69 (a)	5.38	7/15/26	859
1,772	Cablevision Systems Corp. (Media)	5.88	9/15/22	1,806
1,875	Cardtronics, Inc. (IT Services), Callable 11/5/18 @ 102.56	5.13	8/1/22	1,845
572	Cardtronics, Inc. (IT Services), Callable 5/1/20 @ 104.13 (a)	5.50	5/1/25	546
3,161	Care Capital Properties WI (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13	8/15/26	3,093
1,837	Carriage Services, Inc. (Diversified Consumer Services), Callable 6/1/21 @ 104.97 (a)	6.63	6/1/26	1,878
1,334	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 11/5/18 @ 104.69	6.25	4/15/23	1,362
970	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 11/5/18 @ 103.84 (a)	5.13	5/1/23	974
859	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 11/5/18 @ 102.56	5.13	2/15/23	862
2,281	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/1/22 @ 102.56 (a)	5.13	5/1/27	2,163
2,035	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/1/20 @ 102.68 (a)	5.38	5/1/25	2,020
777	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 11/5/18 @ 102.88	5.75	1/15/24	790
1,010	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/21 @ 102.88	5.75	2/15/26	1,014
298	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 4/1/19 @ 104.41	5.88	4/1/24	304
1,238	CDK Global, Inc. (Software), Callable 6/1/22 @ 102.44	4.88	6/1/27	1,206
582	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 11/5/18 @ 103.75	5.00	9/1/23	593
1,605	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 6/1/24 @ 100.00	5.50	12/1/24	1,661
531	Cedar Fair LP/Canada’s Wonderland Co. (Hotels, Restaurants & Leisure), Callable 6/1/19 @ 102.69	5.38	6/1/24	528
1,858	Centene Corp. (Health Care Providers & Services), Callable 1/15/20 @ 103.56	4.75	1/15/25	1,853
506	Centene Escrow I Corp. (Health Care Providers & Services), Callable 6/1/21 @ 104.03 (a)	5.38	6/1/26	519
1,064	Central Garden & Pet Co. (Household Products), Callable 1/1/23 @ 102.56	5.13	2/1/28	1,011

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,119	CenturyLink, Inc. (Diversified Telecommunication Services), Callable 1/1/25 @ 100.00	5.63	4/1/25	$1,094
2,693	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	2,740
189	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	196
1,079	CenturyLink, Inc., Series G (Diversified Telecommunication Services)	6.88	1/15/28	1,036
2,299	Cheniere Corp. Christi HD (Oil, Gas & Consumable Fuels), Callable 10/2/24 @ 100.00	5.88	3/31/25	2,414
1,897	Cheniere Corp. Christi HD (Oil, Gas & Consumable Fuels), Callable 1/1/24 @ 100.00	7.00	6/30/24	2,077
1,233	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 3/31/20 @ 103.13	6.25	3/31/23	1,173
1,696	Churchill Downs, Inc. (Hotels, Restaurants & Leisure), Callable 1/15/23 @ 102.38 (a)	4.75	1/15/28	1,586
734	CIT Group, Inc. (Banks)	6.13	3/9/28	767
752	Clearway Energy Operating LLC (Independent Power and Renewable Electricity Producers), Callable 10/15/21 @ 102.88 (a)	5.75	10/15/25	759
1,096	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	1,087
2,170	Commercial Metals Co. (Metals & Mining), Callable 4/15/21 @ 102.88 (a)	5.75	4/15/26	2,105
1,268	CommScope Technologies LLC (Communications Equipment), Callable 3/15/22 @ 102.50	5.00	3/15/27	1,220
1,483	CommScope, Inc. (Communications Equipment), Callable 6/15/19 @ 102.75 (a)	5.50	6/15/24	1,495
1,564	CoreCivic, Inc. (Equity Real Estate Investment Trusts), Callable 7/15/27 @ 100.00	4.75	10/15/27	1,384
261	Corrections Corp. of America (Equity Real Estate Investment Trusts), Callable 2/1/23 @ 100.00	4.63	5/1/23	251
1,181	Corrections Corp. of America (Equity Real Estate Investment Trusts), Callable 7/15/22 @ 100.00	5.00	10/15/22	1,166
45	Credit Acceptance Corp. (Consumer Finance), Callable 11/5/18 @ 101.53	6.13	2/15/21	45
1,705	Credit Acceptance Corp. (Consumer Finance), Callable 11/5/18 @ 105.53	7.38	3/15/23	1,786
1,398	Crown Americas LLC/Crown Americas Capital Corp. VI (Containers & Packaging), Callable 2/1/21 @ 103.56 (a)	4.75	2/1/26	1,339
2,901	CSC Holdings LLC (Media)	5.25	6/1/24	2,836
854	Cumberland Farms, Inc. (Food & Staples Retailing), Callable 5/1/20 @ 105.06 (a)	6.75	5/1/25	875
1,603	CVR Partners/CVR Nitrogen (Chemicals), Callable 6/15/19 @ 104.63 (a)	9.25	6/15/23	1,706
1,499	CyrusOne LP/CyrusOne Finance Corp. (Equity Real Estate Investment Trusts), Callable 3/15/20 @ 102.50	5.00	3/15/24	1,527
477	CyrusOne LP/CyrusOne Finance Corp. (Equity Real Estate Investment Trusts), Callable 3/15/22 @ 102.69	5.38	3/15/27	488
1,803	DaVita, Inc. (Health Care Providers & Services), Callable 7/15/19 @ 102.56	5.13	7/15/24	1,740
1,338	Delek Logistics Partners LP/Delek Logistics Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 105.06	6.75	5/15/25	1,348
309	Diamond 1 Finance/Diamond 2 (Technology Hardware, Storage & Peripherals), Callable 10/22/18 @ 102.94 (a)	5.88	6/15/21	318
2,465	Diamond 1 Finance/Diamond 2 (Technology Hardware, Storage & Peripherals), Callable 6/15/19 @ 105.34 (a)	7.13	6/15/24	2,648
3,816	Diebold Nixdorf, Inc. (Technology Hardware, Storage & Peripherals), Callable 4/15/19 @ 106.38 ^	8.50	4/15/24	2,728
4,755	DISH DBS Corp. (Media)	5.88	7/15/22	4,639
4,785	DISH DBS Corp. (Media)	6.75	6/1/21	4,888
887	Downstream Development Authority of the Quapaw Tribe of Oklahoma (Capital Markets), Callable 2/15/20 @ 105.25 (a)	10.50	2/15/23	907
699	Dynegy, Inc. (Independent Power and Renewable Electricity Producers), Callable 11/5/18 @ 102.94	5.88	6/1/23	717
1,419	EMC Corp. (Technology Hardware, Storage & Peripherals), Callable 3/1/23 @ 100.00	3.38	6/1/23	1,347
1,384	Endeavor Energy Resources LP/EER Finance, Inc. (Oil, Gas & Consumable Fuels), Callable 1/30/23 @ 102.88 (a)	5.75	1/30/28	1,384
242	Energizer Gamma Acquisition, Inc. (Household Products), Callable 7/15/21 @ 103.19 (a)	6.38	7/15/26	250
371	Energizer Holdings, Inc. (Household Products), Callable 6/15/20 @ 102.75 (a)	5.50	6/15/25	369
1,190	Energy Transfer Equity (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	5.50	6/1/27	1,235

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$355	Envision Healthcare Corp. (Health Care Providers & Services), Callable 10/11/18 @ 102.56 (a)	5.13	7/1/22	$364
1,101	Envision Healthcare Corp. (Health Care Providers & Services), Callable 10/26/18 @ 102.81	5.63	7/15/22	1,132
601	Equinix, Inc. (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 102.69	5.38	5/15/27	602
1,162	ESH Hospitality, Inc. (Hotels, Restaurants & Leisure), Callable 5/1/20 @ 102.63 (a)	5.25	5/1/25	1,127
362	Exterran Energy Solutions LP/EES Finance Corp. (Energy Equipment & Services), Callable 5/1/20 @ 106.09	8.13	5/1/25	378
2,123	Extraction Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/21 @ 104.22	5.63	2/1/26	1,879
2,342	First Data Corp. (IT Services), Callable 1/15/19 @ 102.50 (a)	5.00	1/15/24	2,356
1,101	First Data Corp. (IT Services), Callable 10/15/18 @ 102.69 (a)	5.38	8/15/23	1,118
1,675	First Quality Finance Co., Inc. (Personal Products), Callable 7/1/20 @ 103.75 (a)	5.00	7/1/25	1,566
3,176	Freeport-McMoRan, Inc. (Metals & Mining), Callable 12/1/21 @ 100.00	3.55	3/1/22	3,088
1,696	Frontier Communications Corp. (Diversified Telecommunication Services) ^	8.50	4/15/20	1,713
800	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 4/1/21 @ 106.38 (a)	8.50	4/1/26	756
1,065	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/22 @ 100.00	10.50	9/15/22	945
163	GCI, Inc. (Media), Callable 11/5/18 @ 101.13	6.75	6/1/21	165
371	Genesis Energy LP (Electric Utilities), Callable 11/5/18 @ 104.50	6.00	5/15/23	366
1,472	Genesis Energy LP (Electric Utilities), Callable 11/5/18 @ 103.38	6.75	8/1/22	1,501
1,399	Genesis Energy LP/Genesis Energy Finance Corp. (Electric Utilities), Callable 2/15/21 @ 104.69	6.25	5/15/26	1,333
575	GLP Capital LP (Equity Real Estate Investment Trusts), Callable 3/1/25 @ 100.00	5.25	6/1/25	584
2,480	GLP Capital LP (Equity Real Estate Investment Trusts)	5.38	4/15/26	2,518
610	GLP Capital LP (Equity Real Estate Investment Trusts), Callable 8/1/23 @ 100.00	5.38	11/1/23	632
1,007	GLP Capital LP (Equity Real Estate Investment Trusts), Callable 3/3/28 @ 100.00	5.75	6/1/28	1,037
1,102	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	1,335
679	Goldman Sachs Group, Inc., Series P (Capital Markets), Callable 11/10/22 @ 100.00, Perpetual Bond (d)	5.00 (US0003M + 287.40 bps)(b)	12/31/49	639
2,265	Goodyear Tire & Rubber Co. (The) (Auto Components), Callable 11/15/18 @ 102.56 ^	5.13	11/15/23	2,265
1,116	Graham Holdings Co. (Diversified Consumer Services), Callable 6/1/21 @ 104.31 (a)	5.75	6/1/26	1,143
1,093	Gray Television, Inc. (Media), Callable 10/15/19 @ 103.84 (a)	5.13	10/15/24	1,056
2,336	Group 1 Automotive, Inc. (Specialty Retail), Callable 12/15/18 @ 103.94 (a)	5.25	12/15/23	2,301
3,253	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 104.78	6.38	5/15/25	3,199
936	H&E Equipment Services, Inc. (Trading Companies & Distributors), Callable 9/1/20 @ 104.22	5.63	9/1/25	934
1,304	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods), Callable 2/15/24 @ 100.00 (a)	4.63	5/15/24	1,267
77	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 2/15/19 @ 104.19 (a)	8.38	8/15/22	74
4,659	HCA Holdings, Inc. (Health Care Providers & Services), Callable 8/15/25 @ 100.00	5.88	2/15/26	4,850
1,768	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	1,803
746	HCA, Inc. (Health Care Providers & Services), Callable 3/1/26 @ 100.00	5.38	9/1/26	755
601	HCA, Inc. (Health Care Providers & Services)	5.88	5/1/23	633
2,113	HealthSouth Corp. (Health Care Providers & Services), Callable 11/5/18 @ 101.92	5.75	11/1/24	2,142
1,097	Hertz Corp. (Road & Rail), Callable 11/5/18 @ 100.00	5.88	10/15/20	1,092
1,016	Hertz Corp. (Road & Rail), Callable 6/1/19 @ 103.81	7.63	6/1/22	1,003
849	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/20 @ 102.88 (a)	5.75	10/1/25	852
1,448	Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure), Callable 5/1/21 @ 102.56 (a)	5.13	5/1/26	1,439

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,355	HLF Financing Sarl LLC/Herbalife International, Inc. (Personal Products), Callable 8/15/21 @ 103.63 (a)	7.25	8/15/26	$1,377
2,179	Ingles Markets, Inc. (Food & Staples Retailing), Callable 11/5/18 @ 102.88	5.75	6/15/23	2,206
2,293	Iron Mountain, Inc. (Equity Real Estate Investment Trusts), Callable 10/15/18 @ 101.92	5.75	8/15/24	2,269
402	J2 Cloud Services LLC/J2 Global Co-Obligor, Inc. (Software), Callable 7/15/20 @ 104.50 (a)	6.00	7/15/25	413
739	Jagged Peak Energy LLC (Oil, Gas & Consumable Fuels), Callable 5/1/21 @ 102.94 (a)	5.88	5/1/26	735
1,400	JB Poindexter & Co., Inc. (Machinery), Callable 4/15/21 @ 105.34 (a)	7.13	4/15/26	1,453
693	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 7/15/19 @ 102.94 (a)	5.88	7/15/24	683
1,024	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 11/5/18 @ 101.21 (a)	7.25	6/1/21	1,039
393	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 11/5/18 @ 101.21 (a)	7.25	6/1/21	399
211	Kaiser Aluminum Corp. (Metals & Mining), Callable 5/15/19 @ 104.41	5.88	5/15/24	216
1,266	KFC HLD/Pizza Hut/Taco (Hotels, Restaurants & Leisure), Callable 6/1/19 @ 103.75 (a)	5.00	6/1/24	1,256
1,149	Lamb Weston HLD (Food Products), Callable 11/1/21 @ 102.31 (a)	4.63	11/1/24	1,125
872	Lennar Corp. (Household Durables), Callable 10/15/21 @ 100.00	4.13	1/15/22	867
1,615	Lennar Corp. (Household Durables), Callable 1/31/24 @ 100.00	4.50	4/30/24	1,581
1,047	Lennar Corp. (Household Durables), Callable 2/28/25 @ 100.00	4.75	5/30/25	1,021
948	Lennar Corp. (Household Durables), Callable 5/29/27 @ 100.00	4.75	11/29/27	912
400	Lennar Corp. (Household Durables), Callable 9/15/23 @ 100.00	4.88	12/15/23	404
1,223	Lennar Corp. (Household Durables)	5.38	10/1/22	1,255
190	Lennar Corp. (Household Durables), Callable 5/15/24 @ 100.00	5.88	11/15/24	198
960	Level 3 Financing, Inc. (Diversified Financial Services), Callable 11/5/18 @ 102.81	5.63	2/1/23	971
597	Live Nation Entertainment, Inc. (Entertainment), Callable 11/1/19 @ 103.66 (a)	4.88	11/1/24	587
445	Live Nation Entertainment, Inc. (Entertainment), Callable 3/15/21 @ 104.22 (a)	5.63	3/15/26	449
2,404	Lockheed Martin Corp. (Aerospace & Defense) (a)	9.35 (US0001M + 721.75 bps)(b)	9/15/20	2,436
1,500	Louisiana-Pacific Corp. (Paper & Forest Products), Callable 9/15/19 @ 103.66	4.88	9/15/24	1,496
826	LSC Communications, Inc. (Commercial Services & Supplies), Callable 10/15/19 @ 106.56 (a)	8.75	10/15/23	835
1,006	M/I Homes, Inc. (Household Durables), Callable 10/22/18 @ 103.38	6.75	1/15/21	1,026
1,107	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. (Oil, Gas & Consumable Fuels), Callable 8/1/21 @ 103.00 (a)	6.00	8/1/26	1,104
394	Match Group, Inc. (Interactive Media & Services), Callable 12/15/22 @ 102.50 (a)	5.00	12/15/27	392
2,224	Mattel, Inc. (Leisure Products), Callable 12/31/20 @ 105.06 (a)	6.75	12/31/25	2,180
779	Mednax, Inc. (Health Care Providers & Services), Callable 12/1/18 @ 103.94 (a)	5.25	12/1/23	780
1,154	Meredith Corp. (Media), Callable 2/1/21 @ 103.44 (a)	6.88	2/1/26	1,183
1,933	MetLife, Inc., Series C (Insurance), Callable 6/15/20 @ 100.00, Perpetual Bond (d)	5.25 (US0003M + 357.50 bps)(b)	12/31/49	1,958
1,483	MGIC Investment Corp. (Thrifts & Mortgage Finance)	5.75	8/15/23	1,550
2,185	MGM Growth/MGM Finance (Equity Real Estate Investment Trusts), Callable 2/1/24 @ 100.00	5.63	5/1/24	2,240
2,900	MGM Resorts International (Hotels, Restaurants & Leisure)	6.00	3/15/23	3,002
1,142	MPT Operating Partnership LP/MPT Finance Corp. (Equity Real Estate Investment Trusts), Callable 8/1/21 @ 102.63	5.25	8/1/26	1,136
465	MPT Operating Partnership LP/MPT Finance Corp. (Equity Real Estate Investment Trusts), Callable 5/1/19 @ 102.75	5.50	5/1/24	469
1,850	Multi-Color Corp. (Commercial Services & Supplies), Callable 11/1/20 @ 102.44 (a)	4.88	11/1/25	1,730
1,425	Multi-Color Corp. (Commercial Services & Supplies), Callable 11/5/18 @ 104.59 (a)	6.13	12/1/22	1,457
2,249	Murphy Oil USA, Inc. (Specialty Retail), Callable 5/1/22 @ 102.81	5.63	5/1/27	2,232
1,069	Navient Corp. (Consumer Finance)	5.88	10/25/24	1,044
548	Navient Corp. (Consumer Finance)	6.50	6/15/22	569

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,098	Navient Corp., MTN (Consumer Finance)	7.25	1/25/22	$3,267
578	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 11/5/18 @ 101.16	4.63	2/15/21	572
1,279	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 11/5/18 @ 102.94	5.88	12/15/21	1,292
1,377	Netflix, Inc. (Entertainment) (a)	4.88	4/15/28	1,294
497	Netflix, Inc. (Entertainment)	5.88	2/15/25	514
949	New Amethyst Corp. (Health Care Providers & Services) (a)	6.25	12/1/24	1,020
1,631	New Enterprise Stone & Lime Co., Inc. (Construction Materials), Callable 3/15/21 @ 103.13 (a)	6.25	3/15/26	1,643
966	New Home Co., Inc. (The) (Household Durables), Callable 10/1/19 @ 103.63	7.25	4/1/22	985
237	Nexstar Escrow Corp. (Media), Callable 8/1/19 @ 104.22 (a)	5.63	8/1/24	232
1,110	NGL Energy Partners LP/NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/1/20 @ 104.59	6.13	3/1/25	1,041
1,392	NGL Energy Partners LP/NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/16/18 @ 101.72	6.88	10/15/21	1,420
660	NGL Energy Partners LP/NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/19 @ 103.75	7.50	11/1/23	663
1,509	NGPL PipeCo LLC (Oil, Gas & Consumable Fuels) (a)	7.77	12/15/37	1,849
1,755	Novelis Corp. (Metals & Mining), Callable 9/30/21 @ 102.94 (a)	5.88	9/30/26	1,713
431	Novelis Corp. (Metals & Mining), Callable 8/15/19 @ 104.69 (a)	6.25	8/15/24	440
436	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 1/15/23 @ 102.88 (a)	5.75	1/15/28	440
561	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 10/9/18 @ 103.13	6.25	7/15/22	579
3,254	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 7/15/21 @ 103.31	6.63	1/15/27	3,415
1,032	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/15/21 @ 103.63	7.25	5/15/26	1,123
803	Olin Corp. (Chemicals), Callable 2/1/24 @ 102.50	5.00	2/1/30	751
453	Owens-Brockway Glass Container, Inc. (Containers & Packaging)	5.88	8/15/23	466
1,314	Party City Holdings, Inc. (Specialty Retail), Callable 8/1/21 @ 103.31 (a)	6.63	8/1/26	1,330
968	PDC Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 5/15/21 @ 104.31	5.75	5/15/26	920
2,362	PDC Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.59	6.13	9/15/24	2,324
1,205	Peabody Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/31/19 @ 103.00 (a)	6.00	3/31/22	1,225
1,463	Penske Automotive Group (Specialty Retail), Callable 12/1/19 @ 102.69	5.38	12/1/24	1,434
1,705	Performance Food Group, Inc. (Food & Staples Retailing), Callable 6/1/19 @ 102.75 (a)	5.50	6/1/24	1,688
1,397	Pilgrim’s Pride Corp. (Food Products), Callable 3/15/20 @ 102.88 (a)	5.75	3/15/25	1,345
2,027	Plastipak Holdings, Inc. (Containers & Packaging), Callable 10/15/20 @ 103.13 (a)	6.25	10/15/25	1,849
1,905	Post Holdings, Inc. (Food Products), Callable 8/15/21 @ 102.50 (a)	5.00	8/15/26	1,801
1,101	Post Holdings, Inc. (Food Products), Callable 12/1/22 @ 102.81 (a)	5.63	1/15/28	1,060
698	PulteGroup, Inc. (Household Durables), Callable 12/1/25 @ 100.00	5.50	3/1/26	695
1,076	QEP Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 7/1/22 @ 100.00	5.38	10/1/22	1,080
413	QEP Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/25 @ 100.00	5.63	3/1/26	395
1,570	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80	3/1/20	1,637
1,877	Quad Graphics, Inc. (Commercial Services & Supplies)	7.00	5/1/22	1,900
1,377	QualityTech, LP/QTS Finance Corp. (Diversified Financial Services), Callable 11/15/20 @ 103.56 (a)	4.75	11/15/25	1,319
2,056	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 1/15/23 @ 102.63 (a)	5.25	1/15/28	1,909
907	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 5/1/20 @ 102.88 (a)	5.75	5/1/25	906
684	Quintiles IMS, Inc. (Life Sciences Tools & Services), Callable 10/15/21 @ 102.50 (a)	5.00	10/15/26	670
143	Quintiles Transnational (Life Sciences Tools & Services), Callable 11/5/18 @ 103.66 (a)	4.88	5/15/23	144
1,128	Radian Group, Inc. (Thrifts & Mortgage Finance), Callable 7/1/24 @ 100.00	4.50	10/1/24	1,108

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,345	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/22 @ 100.00	5.00	8/15/22	$1,332
386	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	5.00	3/15/23	379
2	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 3/1/21 @ 100.00	5.75	6/1/21	2
4,831	Rite Aid Corp. (Food & Staples Retailing), Callable 11/5/18 @ 104.59 (a)	6.13	4/1/23	4,330
1,748	Rose Rock Midstream LP (Oil, Gas & Consumable Fuels), Callable 5/15/19 @ 102.81	5.63	11/15/23	1,696
614	Sabre Holdings Corp. (Software), Callable 11/15/18 @ 103.94 (a)	5.25	11/15/23	614
1,146	Sabre Holdings Corp. (Software), Callable 11/5/18 @ 104.03 (a)	5.38	4/15/23	1,149
814	Scotts Miracle-Gro Co. (Chemicals), Callable 12/15/21 @ 102.63	5.25	12/15/26	781
2,065	Select Medical Corp. (Health Care Providers & Services), Callable 11/5/18 @ 101.59	6.38	6/1/21	2,096
1,023	Service Corp. International (Diversified Consumer Services), Callable 5/15/19 @ 102.69	5.38	5/15/24	1,043
2,024	Service Master Co. LLC (Diversified Consumer Services), Callable 11/15/19 @ 103.84 (a)	5.13	11/15/24	1,999
616	Silgan Holdings, Inc. (Containers & Packaging), Callable 3/15/20 @ 102.38	4.75	3/15/25	591
819	Sirius XM Radio, Inc. (Media), Callable 4/15/20 @ 102.69	5.38	4/15/25	822
592	Sirius XM Radio, Inc. (Media), Callable 7/15/21 @ 102.69	5.38	7/15/26	588
460	Sonic Automotive, Inc. (Specialty Retail), Callable 11/5/18 @ 102.50	5.00	5/15/23	434
440	Sonic Automotive, Inc. (Specialty Retail), Callable 3/15/22 @ 103.06	6.13	3/15/27	411
2,025	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/23/24 @ 100.00	6.70	1/23/25	2,009
1,866	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 4/1/21 @ 105.63	7.50	4/1/26	1,955
198	Spectrum Brands, Inc. (Household Products), Callable 12/15/19 @ 103.06	6.13	12/15/24	202
1,413	Springleaf Finance Corp. (Consumer Finance)	5.63	3/15/23	1,408
891	Springleaf Finance Corp. (Consumer Finance)	6.88	3/15/25	891
764	Springleaf Finance Corp. (Consumer Finance)	7.13	3/15/26	763
1,953	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	1,962
4,062	Sprint Corp. (Wireless Telecommunication Services)	7.13	6/15/24	4,220
487	Sprint Corp. (Wireless Telecommunication Services), Callable 11/15/24 @ 100.00	7.63	2/15/25	516
678	Sprint Corp. (Wireless Telecommunication Services), Callable 11/1/25 @ 100.00	7.63	3/1/26	717
595	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	698
3,299	Staples, Inc. (Specialty Retail), Callable 9/15/20 @ 104.25 (a)	8.50	9/15/25	3,097
885	Steel Dynamics, Inc. (Metals & Mining), Callable 9/15/20 @ 102.06	4.13	9/15/25	848
430	Steel Dynamics, Inc. (Metals & Mining), Callable 12/15/21 @ 102.50	5.00	12/15/26	428
356	Steel Dynamics, Inc. (Metals & Mining), Callable 11/5/18 @ 102.63	5.25	4/15/23	361
2,518	Tallgrass Energy Partners (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.13	5.50	9/15/24	2,565
1,809	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/20 @ 102.38 (a)	4.75	10/1/23	1,808
722	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/23 @ 102.75 (a)	5.50	1/15/28	728
2,262	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. (Household Durables), Callable 12/1/23 @ 100.00 (a)	5.63	3/1/24	2,228
548	Teleflex, Inc. (Health Care Equipment & Supplies), Callable 11/15/22 @ 102.31	4.63	11/15/27	521
1,275	Teleflex, Inc. (Health Care Equipment & Supplies), Callable 6/1/21 @ 102.44	4.88	6/1/26	1,262
2,415	Tenet Healthcare Corp. (Health Care Providers & Services)	4.50	4/1/21	2,403
1,348	Tenet Healthcare Corp. (Health Care Providers & Services), Callable 5/1/20 @ 102.56	5.13	5/1/25	1,328
584	Tenet Healthcare Corp. (Health Care Providers & Services), Callable 1/1/19 @ 103.75 (a)	7.50	1/1/22	610
870	Tenneco, Inc. (Auto Components), Callable 7/15/21 @ 102.50	5.00	7/15/26	773
685	TerraForm Power Operating LLC (Independent Power and Renewable Electricity Producers), Callable 10/31/22 @ 100.00 (a)	4.25	1/31/23	670
685	TerraForm Power Operating LLC (Independent Power and Renewable Electricity Producers), Callable 7/31/27 @ 100.00 (a)	5.00	1/31/28	637

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$44	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 4/15/20 @ 102.75	5.50	4/15/25	$45
1,177	The EW Scripps Co. (Media), Callable 5/15/20 @ 103.84 (a)	5.13	5/15/25	1,131
1,409	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/19 @ 104.50	6.00	4/15/24	1,461
1,481	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/21 @ 103.25	6.50	1/15/26	1,552
464	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/19 @ 103.25	6.50	1/15/24	482
811	TransDigm, Inc. (Aerospace & Defense), Callable 11/5/18 @ 100.00	5.50	10/15/20	812
561	Triumph Group, Inc. (Aerospace & Defense), Callable 11/5/18 @ 101.22	4.88	4/1/21	541
1,182	Triumph Group, Inc. (Aerospace & Defense), Callable 11/5/18 @ 102.63	5.25	6/1/22	1,114
2,084	Tronox, Inc. (Chemicals), Callable 4/15/21 @ 103.25 ^(a)	6.50	4/15/26	2,008
636	Ultra Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/19 @ 103.44 (a)	6.88	4/15/22	302
1,104	Ultra Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/20 @ 105.34 (a)	7.13	4/15/25	447
3,384	Unit Corp. (Energy Equipment & Services), Callable 11/5/18 @ 101.10	6.63	5/15/21	3,384
509	United Airlines Pass Through Trust, Class B (Airlines)	4.63	3/3/24	511
709	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 10/15/20 @ 102.31	4.63	10/15/25	688
2,574	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 9/15/21 @ 102.94	5.88	9/15/26	2,641
2,210	Universal Hospital Services, Inc. (Health Care Providers & Services), Callable 11/5/18 @ 100.00	7.63	8/15/20	2,218
522	Univision Communications, Inc. (Media), Callable 11/5/18 @ 102.56	5.13	5/15/23	500
671	Univision Communications, Inc. (Media), Callable 2/15/20 @ 102.56 (a)	5.13	2/15/25	627
1,497	URS Corp. (Diversified Financial Services), Callable 1/1/22 @ 100.00	5.00	4/1/22	1,512
2,173	VeriSign, Inc. (IT Services), Callable 7/15/22 @ 102.38	4.75	7/15/27	2,118
1,315	ViaSat, Inc. (Communications Equipment), Callable 9/15/20 @ 102.81 (a)	5.63	9/15/25	1,243
1,702	Vistra Operations Co. LLC (Electric Utilities), Callable 9/1/21 @ 102.75 (a)	5.50	9/1/26	1,721
514	WellCare Health Plans, Inc. (Health Care Providers & Services), Callable 8/15/21 @ 104.03 (a)	5.38	8/15/26	523
840	William Lyon Homes, Inc. (Household Durables), Callable 1/31/20 @ 102.94	5.88	1/31/25	780
1,450	Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure), Callable 4/15/21 @ 102.69 (a)	5.38	4/15/26	1,437
1,089	Zayo Group LLC/Zayo Capital, Inc. (Diversified Telecommunication Services), Callable 1/15/22 @ 102.88 (a)	5.75	1/15/27	1,091
	Total Corporate Bonds			375,645
	Yankee Dollars — 11.40%
1,100	1011778 BC ULC/New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 5/15/20 @ 102.13	4.25	5/15/24	1,044
1,518	1011778 BC ULC/New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 10/15/20 @ 102.50 (a)	5.00	10/15/25	1,454
1,168	Adient Global Holdings Ltd. (Diversified Financial Services), Callable 8/15/21 @ 102.44 (a)	4.88	8/15/26	1,038
1,212	Aircastle Ltd. (Trading Companies & Distributors)	5.50	2/15/22	1,260
389	Alcoa Nederland Holding (Metals & Mining), Callable 5/15/23 @ 103.06 (a)	6.13	5/15/28	400
2,001	Alcoa Nederland Holding (Metals & Mining), Callable 9/30/21 @ 103.50 (a)	7.00	9/30/26	2,148
3,845	Altice Financing S.A. (Diversified Financial Services), Callable 11/5/18 @ 104.97 (a)	6.63	2/15/23	3,874
730	Altice Financing S.A. (Diversified Financial Services), Callable 5/15/21 @ 103.75 (a)	7.50	5/15/26	712
1,440	Altice France SA/France (Diversified Telecommunication Services), Callable 2/1/22 @ 106.09 (a)	8.13	2/1/27	1,480
1,058	Ardagh Packaging Finance/Holdings USA (Containers & Packaging), Callable 2/15/20 @ 104.50 (a)	6.00	2/15/25	1,039
1,961	Bombardier, Inc. (Aerospace & Defense), Callable 11/5/18 @ 103.00 (a)	6.00	10/15/22	1,966
557	Brookfield Residential Properties, Inc. (Household Durables), Callable 11/5/18 @ 103.06 (a)	6.13	7/1/22	557

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$561	Brookfield Residential Properties, Inc. (Household Durables), Callable 5/15/20 @ 103.19 (a)	6.38	5/15/25	$550
216	Brookfield Residential Properties, Inc. (Household Durables), Callable 11/5/18 @ 101.63 (a)	6.50	12/15/20	217
1,436	Cascades, Inc. (Containers & Packaging), Callable 11/5/18 @ 102.75 (a)	5.50	7/15/22	1,447
709	Cascades, Inc. (Containers & Packaging), Callable 11/5/18 @ 104.31 (a)	5.75	7/15/23	709
1,504	Cimpress NV (Commercial Services & Supplies), Callable 6/15/21 @ 105.25 (a)	7.00	6/15/26	1,519
1,380	Cooke Omega Investments, Inc./Alpha Vessel Co. Holdings, Inc. (Food Products), Callable 6/15/20 @ 104.25 (a)	8.50	12/15/22	1,377
2,109	Cott Holdings, Inc. (Beverages), Callable 4/1/20 @ 104.13 (a)	5.50	4/1/25	2,059
1,846	Ensco PLC (Energy Equipment & Services), Callable 11/1/25 @ 100.00	7.75	2/1/26	1,832
1,572	Hudby Minerals, Inc. (Metals & Mining), Callable 1/15/20 @ 105.72 (a)	7.63	1/15/25	1,623
685	IHS Markit Ltd. (Professional Services), Callable 12/1/25 @ 100.00 (a)	4.00	3/1/26	655
293	Intelsat Jackson Holdings SA (Diversified Financial Services), Callable 11/5/18 @ 102.75	5.50	8/1/23	270
60	Intelsat Jackson Holdings SA (Diversified Financial Services), Callable 11/5/18 @ 101.25	7.50	4/1/21	61
2,365	International Game Technology (Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00 (a)	6.25	2/15/22	2,450
1,029	International Game Technology PLC (Hotels, Restaurants & Leisure), Callable 7/15/26 @ 100.00 (a)	6.25	1/15/27	1,043
639	James Hardie International Finance DAC (Construction Materials), Callable 1/15/21 @ 102.38 (a)	4.75	1/15/25	618
1,088	JBS USA Lux S.A. /JBS USA Finance, Inc. (Food Products), Callable 2/15/23 @ 103.38	6.75	2/15/28	1,081
2,087	Kinross Gold Corp. (Metals & Mining), Callable 4/15/27 @ 100.00	4.50	7/15/27	1,864
1,561	Mallinckrodt Finance/SB (Pharmaceuticals), Callable 11/5/18 @ 102.88 ^(a)	5.75	8/1/22	1,440
921	Mallinckrodt International Finance (Pharmaceuticals), Callable 11/5/18 @ 101.22 (a)	4.88	4/15/20	912
1,100	MDC Partners, Inc. (Media), Callable 5/1/19 @ 104.88 (a)	6.50	5/1/24	974
689	Nokia OYJ (Communications Equipment)	4.38	6/12/27	663
1,623	Nova Chemicals Corp. (Chemicals), Callable 3/3/24 @ 100.00 (a)	4.88	6/1/24	1,562
921	Nova Chemicals Corp. (Chemicals), Callable 11/5/18 @ 102.63 (a)	5.25	8/1/23	918
1,994	Nufarm Australia Ltd./Nufarm Americas, Inc. (Chemicals), Callable 4/30/21 @ 102.88 (a)	5.75	4/30/26	1,882
1,536	Numericable - SFR SAS (Diversified Telecommunication Services), Callable 5/15/19 @ 103.13 (a)	6.25	5/15/24	1,518
1,043	Numericable - SFR SAS (Diversified Telecommunication Services), Callable 5/1/21 @ 103.69 (a)	7.38	5/1/26	1,044
1,795	Open Text Corp. (Software), Callable 6/1/21 @ 102.94 (a)	5.88	6/1/26	1,852
2,779	Parkland Fuel Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/21 @ 104.50 (a)	6.00	4/1/26	2,786
691	Precision Drilling Corp. (Energy Equipment & Services), Callable 11/15/20 @ 105.34 (a)	7.13	1/15/26	710
1,096	Precision Drilling Corp. (Energy Equipment & Services), Callable 12/15/19 @ 103.88	7.75	12/15/23	1,159
1,907	Quebecor Media, Inc. (Media)	5.75	1/15/23	1,962
905	Rockpoint Gas Storage Canada Ltd. (Oil, Gas & Consumable Fuels), Callable 3/31/20 @ 107.00 (a)	7.00	3/31/23	919
2,743	Royal Bank of Scotland Group PLC (Banks)	6.13	12/15/22	2,872
3,232	Shelf Drilling Holdings Ltd. (Energy Equipment & Services), Callable 2/15/21 @ 106.19 (a)	8.25	2/15/25	3,329
1,219	Teck Resources Ltd. (Metals & Mining), Callable 1/15/41 @ 100.00	6.25	7/15/41	1,280
418	Teekay Corp. (Oil, Gas & Consumable Fuels)	8.50	1/15/20	425
806	Telecom Italia Capital SA (Diversified Telecommunication Services)	6.00	9/30/34	769
1,995	Telecom Italia Capital SA (Diversified Telecommunication Services)	6.38	11/15/33	1,955
3,187	Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals), Callable 12/1/27 @ 100.00 ^	6.75	3/1/28	3,360
234	Transocean Guardian, Ltd. (Energy Equipment & Services), Callable 7/15/21 @ 102.94 (a)	5.88	1/15/24	236
1,771	Transocean Phoenix 2 Ltd. (Energy Equipment & Services), Callable 10/15/20 @ 103.88 (a)	7.75	10/15/24	1,872
231	Transocean Pontus, Ltd. (Energy Equipment & Services), Callable 8/1/21 @ 104.59 (a)	6.13	8/1/25	235

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,273	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 3/1/21 @ 103.50 (a)	7.00		3/1/25	$1,241
874	UPCB Finance IV Ltd. (Media), Callable 1/15/20 @ 102.69 (a)	5.38		1/15/25	873
516	Videotron Ltd (Media)	5.00		7/15/22	530
1,542	VPII Escrow Corp. (Pharmaceuticals), Callable 11/5/18 @ 101.88 (a)	7.50		7/15/21	1,571
481	VRX Escrow Corp. (Pharmaceuticals), Callable 4/15/20 @ 103.06 (a)	6.13		4/15/25	457
	Total Yankee Dollars				77,653

Shares
	Exchange-Traded Fund — 5.29%
416,956	iShares Iboxx $ High Yield Corporate Bond Fund ^				36,042
	Total Exchange-Traded Fund				36,042
	Mutual Funds — 10.85%
26,269,715	Federated Treasury Obligations Fund, Institutional Shares ^^	1.89	(e)		26,270
975,917	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.95	(e)		976
46,640,227	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.95	(e)		46,640

	Total Mutual Funds				73,886
	Purchased Swaptions — 0.05%
	Total Purchased Swaptions				367
	Common Stock — 0.00%
1,740,900	ACC Claims Holdings LLC, Class A (Communications Equipment) *^				—
	Total Common Stock				—

Principal Amount (000)
	Repurchase Agreement — 3.90%
$26,585	Jefferies LLC (Purchased on 9/28/18, proceeds at maturity $26,589,890 collateralized by U.S. Treasury Obligations, 1.97% - 3.42%, 11/15/18 - 8/15/47 fair value $27,116,603)^^	2.25		10/1/18	26,585
	Total Repurchase Agreement				26,585
	Total Investments (cost $714,890) — 106.45%				724,999
	Liabilities in excess of other assets — (6.45)%				(43,941)
	Net Assets — 100.00%				$681,058

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2018. The total value of securities on loan as of September 30, 2018, was $49,972 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2018.

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2018.

(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2018.

(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate until the bond insurance is terminated.

(e)	The rate disclosed is the rate in effect on September 30, 2018.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

bps — Basis Points

LIBOR06 — 6 Month US Dollar LIBOR

MTN — Medium Term Note

ULC — Unlimited Liability Co.

US0001M — 1 Month US Dollar LIBOR

US0003M — 3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company, Ltd.	HC Capital Solutions	Total
Collateralized Mortgage Obligations	—	—	16.47%	—	16.47%
U.S. Government Agency Mortgages	—	—	3.33%	—	3.33%
Corporate Bonds	54.80%	—	0.36%	—	55.16%
Yankee Dollars	11.40%	—	—	—	11.40%
Exchange-Traded Fund	—	5.29%	—	—	5.29%
Mutual Funds	1.19%	5.29%	4.37%	0.00%	10.85%
Purchased Swaptions	—	—	0.05%	—	0.05%
Common Stock	0.00%	—	—	—	0.00%
Repurchase Agreement	1.21%	2.69%	—	—	3.90%
Other Assets (Liabilities)	-1.23%	-5.32%	0.10%	0.00%	-6.45%

Total Net Assets	67.37%	7.95%	24.68%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
5-Year US Treasury Note Future	144	12/31/18	$16,197	$(142)
Ultra Long Term US Treasury Bond Future	5	12/19/18	771	(28)

			$16,968	$(170)

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
10-Year US Treasury Note Future	152	12/19/18	$18,055	$245
30-Year US Treasury Bond Future	20	12/19/18	2,810	81
5-Year US Treasury Note Future	98	12/31/18	11,023	88
US 10-Year US Treasury Note Futures	114	12/19/18	14,364	262

			$46,252	$676

		Total Unrealized Appreciation		$676
		Total Unrealized Depreciation		(170)

		Total Net Unrealized Appreciation/(Depreciation)		$506

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Swaption Contracts

Over-the-counter swaptions purchased as of September 30, 2018 were as follows:

Description and terms of payments	Counterparty	Exercise Price	Expiration Date	Notional Amount (000)†	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Credit default swaption on buy protection Markit CDX.NA. JG.31 12/20/23, Put	Goldman Sachs International	$75.00	12/20/18	$2,400	$156	$245	$(89)
Credit default swaption on buy protection Markit CDX.NA. JG.31 12/20/23, Put	Goldman Sachs International	70.00	12/20/18	2,400	211	320	(109)

Total					$367	$565	$(198)

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

Over-the-counter swaptions written as of September 30, 2018 were as follows:

Description and terms of payments	Counterparty	Exercise Price	Expiration Date	Notional Amount (000)†	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Credit default swaption on sell protection Markit CDX.NA. JG.31 12/20/23, Put Option	Goldman Sachs International	$100.00	12/20/18	$2,400	$(59)	$(85)	$26
Credit default swaption on sell protection Markit CDX.NA. JG.31 12/20/23, Put Option	Goldman Sachs International	95.00	12/20/18	2,400	(70)	(100)	30

Total					$(129)	$(185)	$56

†

In the event a credit default swaption is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Over-the-Counter Credit Default Swap Agreements—Buy Protection(a)

Open over-the-counter credit default swap agreements as of September 30, 2018 were as follows:

Underlying Instrument	Pay Fixed Rate	Payment Frequency	Implied Credit Spread at September 30, 2018(b)	Counterparty	Expiration Date	Notional Amount (000)(c)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
CMEX Index	0.50%	Monthly	0.21%	Morgan Stanley	5/11/63	$24,578	$(249)	$(128)	$(121)
CMEX Index	0.50%	Monthly	0.21%	Morgan Stanley	5/11/63	14,747	(149)	(77)	(72)

							$(398)	$(205)	$(193)

				Total swap agreements at value (assets)					$—
				Total swap agreements at value (liabilities)					(398)

				Net swap agreements at value					$(398)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Portfolio as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Portfolio as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Portfolio could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Securities — 3.67%
$300	Fannie Mae	1.13		7/26/19	$296
350	Fannie Mae	1.38		10/7/21	334
260	Fannie Mae	1.50		6/22/20	254
200	Fannie Mae	1.75		11/26/19	198
350	Fannie Mae	1.88		9/24/26	317
400	Fannie Mae	2.00		10/5/22	385
250	Fannie Mae	2.63		9/6/24	244
630	Fannie Mae	2.72	(a)(b)	10/9/19	613
95	Fannie Mae	6.25		5/15/29	120
160	Fannie Mae	6.63		11/15/30	211
180	Fannie Mae	7.25		5/15/30	246
50	Federal Farm Credit Bank, Callable 10/12/18 @ 100.00	1.58		2/17/21	49
500	Federal Home Loan Bank	1.13		7/14/21	477
500	Federal Home Loan Bank	1.38		9/28/20	486
200	Federal Home Loan Bank	1.38		11/15/19	197
500	Federal Home Loan Bank	1.38		2/18/21	483
50	Federal Home Loan Bank	2.13		3/10/23	48
75	Federal Home Loan Bank, Callable 1/29/20 @ 100.00	2.25		1/29/21	74
100	Federal Home Loan Bank, Callable 12/29/18 @ 100.00	2.51		12/29/22	97
500	Federal Home Loan Bank	2.63		5/28/20	498
150	Federal Home Loan Bank	2.88		9/13/24	148
160	Federal Home Loan Bank	2.88		9/11/20	160
180	Federal Home Loan Bank	5.25		12/11/20	189
65	Federal Home Loan Bank	5.50		7/15/36	83
165	Freddie Mac	1.25		10/2/19	163
200	Freddie Mac	1.38		5/1/20	196
250	Freddie Mac	1.40		8/22/19	247
500	Freddie Mac	1.88		11/17/20	489
350	Freddie Mac	2.38		1/13/22	344
150	Freddie Mac	6.25		7/15/32	198
80	Freddie Mac	6.75		3/15/31	107
110	Tennessee Valley Authority	4.70		7/15/33	124
85	Tennessee Valley Authority	5.25		9/15/39	104
100	Tennessee Valley Authority	5.88		4/1/36	128
190	Tennessee Valley Authority	6.15		1/15/38	255

	Total U.S. Government Agency Securities				8,562

	U.S. Treasury Obligations — 95.44%
1,460	U.S. Treasury Bond	2.25		8/15/46	1,205
1,135	U.S. Treasury Bond	2.50		2/15/46	990
1,550	U.S. Treasury Bond	2.50		5/15/46	1,351
1,015	U.S. Treasury Bond	2.50		2/15/45	889
1,720	U.S. Treasury Bond	2.75		11/15/47	1,574
1,110	U.S. Treasury Bond	2.75		8/15/47	1,016
837	U.S. Treasury Bond	2.75		8/15/42	775
671	U.S. Treasury Bond	2.75		11/15/42	621
955	U.S. Treasury Bond	2.88		11/15/46	898
980	U.S. Treasury Bond	2.88		8/15/45	922
1,116	U.S. Treasury Bond	2.88		5/15/43	1,055
1,005	U.S. Treasury Bond	3.00		2/15/47	968
1,015	U.S. Treasury Bond	3.00		11/15/44	979
1,260	U.S. Treasury Bond	3.00		5/15/45	1,215
830	U.S. Treasury Bond	3.00		8/15/48	798
1,220	U.S. Treasury Bond	3.00		11/15/45	1,176
1,270	U.S. Treasury Bond	3.00		2/15/48	1,222
925	U.S. Treasury Bond	3.00		5/15/47	890
389	U.S. Treasury Bond	3.00		5/15/42	377
1,010	U.S. Treasury Bond	3.13		8/15/44	997
416	U.S. Treasury Bond	3.13		11/15/41	412
1,505	U.S. Treasury Bond	3.13		5/15/48	1,484
647	U.S. Treasury Bond	3.13		2/15/43	639
425	U.S. Treasury Bond	3.13		2/15/42	421
1,130	U.S. Treasury Bond	3.38		5/15/44	1,164
625	U.S. Treasury Bond	3.50		2/15/39	658
900	U.S. Treasury Bond	3.63		8/15/43	965
1,280	U.S. Treasury Bond	3.63		2/15/44	1,374

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$230	U.S. Treasury Bond	3.75	8/15/41	$251
1,345	U.S. Treasury Bond	3.75	11/15/43	1,472
185	U.S. Treasury Bond	3.88	8/15/40	205
540	U.S. Treasury Bond	4.25	11/15/40	632
400	U.S. Treasury Bond	4.25	5/15/39	466
546	U.S. Treasury Bond	4.38	5/15/41	651
280	U.S. Treasury Bond	4.38	2/15/38	330
300	U.S. Treasury Bond	4.38	11/15/39	356
363	U.S. Treasury Bond	4.38	5/15/40	431
400	U.S. Treasury Bond	4.50	8/15/39	482
515	U.S. Treasury Bond	4.50	5/15/38	618
325	U.S. Treasury Bond	4.50	2/15/36	386
673	U.S. Treasury Bond	4.63	2/15/40	825
70	U.S. Treasury Bond	4.75	2/15/37	86
825	U.S. Treasury Bond	4.75	2/15/41	1,032
235	U.S. Treasury Bond	5.00	5/15/37	297
282	U.S. Treasury Bond	5.25	11/15/28	335
230	U.S. Treasury Bond	5.25	2/15/29	275
299	U.S. Treasury Bond	5.38	2/15/31	370
85	U.S. Treasury Bond	6.00	2/15/26	102
235	U.S. Treasury Bond	6.13	11/15/27	292
150	U.S. Treasury Bond	6.13	8/15/29	192
320	U.S. Treasury Bond	6.25	5/15/30	419
122	U.S. Treasury Bond	6.25	8/15/23	140
100	U.S. Treasury Bond	6.38	8/15/27	126
218	U.S. Treasury Bond	6.50	11/15/26	272
200	U.S. Treasury Bond	6.75	8/15/26	252
100	U.S. Treasury Bond	7.25	8/15/22	116
295	U.S. Treasury Bond	7.63	2/15/25	374
7	U.S. Treasury Bond	7.88	2/15/21	8
400	U.S. Treasury Bond	8.00	11/15/21	461
110	U.S. Treasury Bond	8.13	8/15/21	126
445	U.S. Treasury Note	1.00	10/15/19	437
425	U.S. Treasury Note	1.00	11/30/19	417
1,120	U.S. Treasury Note	1.00	11/15/19	1,099
1,100	U.S. Treasury Note	1.13	9/30/21	1,045
750	U.S. Treasury Note	1.13	6/30/21	716
1,075	U.S. Treasury Note	1.13	4/30/20	1,048
1,590	U.S. Treasury Note	1.13	2/28/21	1,526
1,005	U.S. Treasury Note	1.13	8/31/21	956
520	U.S. Treasury Note	1.13	3/31/20	508
840	U.S. Treasury Note	1.13	7/31/21	800
575	U.S. Treasury Note	1.13	12/31/19	564
1,074	U.S. Treasury Note	1.25	1/31/20	1,053
930	U.S. Treasury Note	1.25	7/31/23	859
500	U.S. Treasury Note	1.25	2/29/20	490
915	U.S. Treasury Note	1.25	3/31/21	880
850	U.S. Treasury Note	1.25	10/31/21	809
475	U.S. Treasury Note	1.25	10/31/19	468
500	U.S. Treasury Note	1.38	1/31/20	491
610	U.S. Treasury Note	1.38	5/31/20	596
650	U.S. Treasury Note	1.38	2/15/20	638
1,178	U.S. Treasury Note	1.38	9/30/20	1,145
1,120	U.S. Treasury Note	1.38	8/31/20	1,090
1,075	U.S. Treasury Note	1.38	1/31/21	1,039
965	U.S. Treasury Note	1.38	4/30/20	944
900	U.S. Treasury Note	1.38	3/31/20	882
900	U.S. Treasury Note	1.38	2/29/20	883
1,310	U.S. Treasury Note	1.38	4/30/21	1,262
1,425	U.S. Treasury Note	1.38	6/30/23	1,327
890	U.S. Treasury Note	1.38	9/15/20	866
1,140	U.S. Treasury Note	1.38	5/31/21	1,097
1,435	U.S. Treasury Note	1.38	9/30/23	1,331
1,050	U.S. Treasury Note	1.38	1/15/20	1,032
750	U.S. Treasury Note	1.38	12/15/19	738
1,230	U.S. Treasury Note	1.38	8/31/23	1,142

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$605	U.S. Treasury Note	1.50	6/15/20	$592
655	U.S. Treasury Note	1.50	4/15/20	643
1,245	U.S. Treasury Note	1.50	5/31/20	1,219
680	U.S. Treasury Note	1.50	8/15/20	664
1,800	U.S. Treasury Note	1.50	8/15/26	1,608
1,000	U.S. Treasury Note	1.50	11/30/19	986
905	U.S. Treasury Note	1.50	5/15/20	887
615	U.S. Treasury Note	1.50	7/15/20	601
1,450	U.S. Treasury Note	1.50	10/31/19	1,432
1,115	U.S. Treasury Note	1.50	3/31/23	1,048
1,100	U.S. Treasury Note	1.50	1/31/22	1,051
1,350	U.S. Treasury Note	1.50	2/28/23	1,270
1,200	U.S. Treasury Note	1.63	8/31/22	1,143
1,000	U.S. Treasury Note	1.63	12/31/19	987
650	U.S. Treasury Note	1.63	3/15/20	640
370	U.S. Treasury Note	1.63	8/15/22	352
780	U.S. Treasury Note	1.63	11/30/20	760
770	U.S. Treasury Note	1.63	7/31/20	754
1,045	U.S. Treasury Note	1.63	10/31/23	980
877	U.S. Treasury Note	1.63	11/15/22	833
900	U.S. Treasury Note	1.63	6/30/20	882
1,000	U.S. Treasury Note	1.63	10/15/20	976
1,580	U.S. Treasury Note	1.63	5/15/26	1,430
1,250	U.S. Treasury Note	1.63	5/31/23	1,179
2,080	U.S. Treasury Note	1.63	2/15/26	1,888
810	U.S. Treasury Note	1.63	4/30/23	765
710	U.S. Treasury Note	1.75	9/30/22	679
1,140	U.S. Treasury Note	1.75	12/31/20	1,113
1,315	U.S. Treasury Note	1.75	10/31/20	1,286
1,280	U.S. Treasury Note	1.75	11/15/20	1,251
820	U.S. Treasury Note	1.75	3/31/22	789
1,045	U.S. Treasury Note	1.75	2/28/22	1,006
1,603	U.S. Treasury Note	1.75	5/15/23	1,521
695	U.S. Treasury Note	1.75	11/30/19	688
910	U.S. Treasury Note	1.75	4/30/22	874
915	U.S. Treasury Note	1.75	11/30/21	883
450	U.S. Treasury Note	1.75	5/15/22	432
700	U.S. Treasury Note	1.75	1/31/23	666
1,395	U.S. Treasury Note	1.75	5/31/22	1,339
850	U.S. Treasury Note	1.75	6/30/22	815
765	U.S. Treasury Note	1.88	8/31/24	719
910	U.S. Treasury Note	1.88	9/30/22	874
930	U.S. Treasury Note	1.88	7/31/22	895
1,280	U.S. Treasury Note	1.88	12/15/20	1,254
685	U.S. Treasury Note	1.88	12/31/19	678
1,000	U.S. Treasury Note	1.88	1/31/22	967
1,000	U.S. Treasury Note	1.88	4/30/22	965
665	U.S. Treasury Note	1.88	5/31/22	641
850	U.S. Treasury Note	1.88	10/31/22	816
850	U.S. Treasury Note	1.88	3/31/22	821
875	U.S. Treasury Note	1.88	8/31/22	841
925	U.S. Treasury Note	1.88	2/28/22	894
625	U.S. Treasury Note	1.88	11/30/21	606
420	U.S. Treasury Note	1.88	6/30/20	413
940	U.S. Treasury Note	2.00	6/30/24	892
760	U.S. Treasury Note	2.00	4/30/24	722
1,110	U.S. Treasury Note	2.00	11/15/21	1,081
660	U.S. Treasury Note	2.00	7/31/20	651
700	U.S. Treasury Note	2.00	2/28/21	686
900	U.S. Treasury Note	2.00	8/31/21	878
1,000	U.S. Treasury Note	2.00	10/31/21	974
938	U.S. Treasury Note	2.00	2/15/22	911
1,538	U.S. Treasury Note	2.00	2/15/23	1,479
1,000	U.S. Treasury Note	2.00	12/31/21	972
900	U.S. Treasury Note	2.00	10/31/22	868
2,140	U.S. Treasury Note	2.00	11/15/26	1,980

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$840	U.S. Treasury Note	2.00	7/31/22	$812
800	U.S. Treasury Note	2.00	9/30/20	787
2,025	U.S. Treasury Note	2.00	2/15/25	1,907
1,350	U.S. Treasury Note	2.00	11/30/22	1,301
1,680	U.S. Treasury Note	2.00	8/15/25	1,575
745	U.S. Treasury Note	2.00	5/31/24	707
700	U.S. Treasury Note	2.00	5/31/21	684
1,050	U.S. Treasury Note	2.00	11/30/20	1,031
670	U.S. Treasury Note	2.00	1/15/21	657
725	U.S. Treasury Note	2.00	1/31/20	718
750	U.S. Treasury Note	2.13	11/30/23	720
1,000	U.S. Treasury Note	2.13	6/30/21	980
1,315	U.S. Treasury Note	2.13	9/30/24	1,253
760	U.S. Treasury Note	2.13	2/29/24	728
1,115	U.S. Treasury Note	2.13	7/31/24	1,064
785	U.S. Treasury Note	2.13	9/30/21	768
745	U.S. Treasury Note	2.13	11/30/24	709
1,660	U.S. Treasury Note	2.13	5/15/25	1,572
1,680	U.S. Treasury Note	2.13	12/31/22	1,626
750	U.S. Treasury Note	2.13	1/31/21	738
945	U.S. Treasury Note	2.13	6/30/22	918
600	U.S. Treasury Note	2.13	8/31/20	592
875	U.S. Treasury Note	2.13	3/31/24	838
800	U.S. Treasury Note	2.13	12/31/21	781
1,095	U.S. Treasury Note	2.13	8/15/21	1,072
785	U.S. Treasury Note	2.25	7/31/21	772
1,900	U.S. Treasury Note	2.25	8/15/27	1,782
950	U.S. Treasury Note	2.25	12/31/23	917
1,875	U.S. Treasury Note	2.25	11/15/25	1,782
790	U.S. Treasury Note	2.25	2/29/20	785
1,700	U.S. Treasury Note	2.25	2/15/27	1,600
1,955	U.S. Treasury Note	2.25	11/15/24	1,874
1,000	U.S. Treasury Note	2.25	3/31/21	985
700	U.S. Treasury Note	2.25	4/30/21	689
315	U.S. Treasury Note	2.25	10/31/24	302
1,845	U.S. Treasury Note	2.25	11/15/27	1,727
845	U.S. Treasury Note	2.25	3/31/20	839
735	U.S. Treasury Note	2.25	2/15/21	725
680	U.S. Treasury Note	2.25	12/31/24	651
700	U.S. Treasury Note	2.38	12/31/20	693
1,675	U.S. Treasury Note	2.38	8/15/24	1,620
900	U.S. Treasury Note	2.38	4/30/20	894
790	U.S. Treasury Note	2.38	3/15/21	781
1,560	U.S. Treasury Note	2.38	5/15/27	1,481
350	U.S. Treasury Note	2.38	4/15/21	346
500	U.S. Treasury Note	2.38	1/31/23	489
2,105	U.S. Treasury Note	2.50	5/15/24	2,053
1,370	U.S. Treasury Note	2.50	8/15/23	1,342
990	U.S. Treasury Note	2.50	3/31/23	972
700	U.S. Treasury Note	2.50	1/31/25	680
995	U.S. Treasury Note	2.50	6/30/20	990
940	U.S. Treasury Note	2.50	5/31/20	936
1,050	U.S. Treasury Note	2.63	8/31/20	1,046
960	U.S. Treasury Note	2.63	7/15/21	954
1,353	U.S. Treasury Note	2.63	11/15/20	1,347
1,377	U.S. Treasury Note	2.63	8/15/20	1,372
500	U.S. Treasury Note	2.63	6/30/23	493
935	U.S. Treasury Note	2.63	6/15/21	929
1,020	U.S. Treasury Note	2.63	7/31/20	1,017
885	U.S. Treasury Note	2.63	5/15/21	880
985	U.S. Treasury Note	2.63	2/28/23	972
750	U.S. Treasury Note	2.63	3/31/25	733
2,120	U.S. Treasury Note	2.75	2/15/28	2,067
1,050	U.S. Treasury Note	2.75	7/31/23	1,041
1,415	U.S. Treasury Note	2.75	2/15/24	1,400
875	U.S. Treasury Note	2.75	6/30/25	861

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,010	U.S. Treasury Note	2.75		9/15/21	$1,006
905	U.S. Treasury Note	2.75		8/31/25	890
1,075	U.S. Treasury Note	2.75		8/31/23	1,066
500	U.S. Treasury Note	2.75		9/30/20	499
1,317	U.S. Treasury Note	2.75		11/15/23	1,304
980	U.S. Treasury Note	2.75		4/30/23	972
885	U.S. Treasury Note	2.75		2/28/25	872
990	U.S. Treasury Note	2.75		8/15/21	986
800	U.S. Treasury Note	2.75		5/31/23	794
1,005	U.S. Treasury Note	2.88		5/31/25	997
1,920	U.S. Treasury Note	2.88		5/15/28	1,891
815	U.S. Treasury Note	2.88		4/30/25	809
1,395	U.S. Treasury Note	2.88		8/15/28	1,374
1,500	U.S. Treasury Note	2.88		9/30/23	1,495
875	U.S. Treasury Note	2.88		7/31/25	868
895	U.S. Treasury Note	3.00		9/30/25	894
700	U.S. Treasury Note	3.13		5/15/21	705
1,082	U.S. Treasury Note	3.38		11/15/19	1,090
840	U.S. Treasury Note	3.50		5/15/20	849
1,260	U.S. Treasury Note	3.63		2/15/20	1,275
1,152	U.S. Treasury Note	3.63		2/15/21	1,172
150	U.S. Treasury Note	5.50		8/15/28	181

	Total U.S. Treasury Obligations				222,329

	Yankee Dollar — 0.05%
115	AID-Israel (Sovereign Bond)	5.50		9/18/23	127

	Total Yankee Dollar				127

Shares
	Mutual Fund — 0.23%
543,351	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.95	(c)		543

	Total Mutual Fund				543

	Total Investments (cost $237,500) — 99.39%				231,561
	Other assets in excess of liabilities — 0.61%				1,419

	Net Assets — 100.00%				$232,980

(a)	Zero Coupon Security. Effective rate shown is as of September 30, 2018.

(b)	Rate disclosed represents effective yield at purchase.

(c)	The rate disclosed is the rate in effect on September 30, 2018.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The U.S. Government Fixed Income Securities Portfolio	BNY Mellon Asset Management North America Corporation*	HC Capital Solutions	Total
U.S. Government Agency Securities	3.67%	—	3.67%
U.S. Treasury Obligations	95.44%	—	95.44%
Yankee Dollar	0.05%	—	0.05%
Mutual Fund	—	0.23%	0.23%
Other Assets (Liabilities)	0.61%	0.00%	0.61%

Total Net Assets	99.77%	0.23%	100.00%

*	Formerly Mellon Capital Management Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations — 98.65%
$4,959	U.S. Treasury Inflation Index Bond	0.63		2/15/43	$4,506
8,342	U.S. Treasury Inflation Index Bond	0.75		2/15/45	7,753
6,711	U.S. Treasury Inflation Index Bond	0.75		2/15/42	6,299
8,167	U.S. Treasury Inflation Index Bond	0.75		7/15/28	8,039
6,010	U.S. Treasury Inflation Index Bond	0.88		2/15/47	5,746
4,157	U.S. Treasury Inflation Index Bond	1.00		2/15/48	4,103
6,127	U.S. Treasury Inflation Index Bond	1.00		2/15/46	6,046
7,486	U.S. Treasury Inflation Index Bond	1.38		2/15/44	8,020
5,693	U.S. Treasury Inflation Index Bond	1.75		1/15/28	6,096
7,072	U.S. Treasury Inflation Index Bond	2.00		1/15/26	7,609
3,821	U.S. Treasury Inflation Index Bond	2.13		2/15/41	4,648
3,002	U.S. Treasury Inflation Index Bond	2.13		2/15/40	3,626
5,688	U.S. Treasury Inflation Index Bond	2.38		1/15/27	6,339
9,709	U.S. Treasury Inflation Index Bond	2.38		1/15/25	10,580
5,496	U.S. Treasury Inflation Index Bond	2.50		1/15/29	6,318
2,214	U.S. Treasury Inflation Index Bond	3.38		4/15/32	2,876
4,797	U.S. Treasury Inflation Index Bond	3.63		4/15/28	5,953
5,836	U.S. Treasury Inflation Index Bond	3.88		4/15/29	7,514
14,635	U.S. Treasury Inflation Index Note	0.13		1/15/22	14,276
15,099	U.S. Treasury Inflation Index Note	0.13		7/15/22	14,736
15,167	U.S. Treasury Inflation Index Note	0.13		1/15/23	14,686
14,750	U.S. Treasury Inflation Index Note	0.13		7/15/24	14,173
12,474	U.S. Treasury Inflation Index Note	0.13		7/15/26	11,765
15,453	U.S. Treasury Inflation Index Note	0.13		4/15/22	15,015
15,858	U.S. Treasury Inflation Index Note	0.13		4/15/21	15,533
18,237	U.S. Treasury Inflation Index Note	0.13		4/15/20	18,000
14,783	U.S. Treasury Inflation Index Note	0.25		1/15/25	14,188
15,045	U.S. Treasury Inflation Index Note	0.38		7/15/23	14,753
12,376	U.S. Treasury Inflation Index Note	0.38		1/15/27	11,819
12,231	U.S. Treasury Inflation Index Note	0.38		7/15/27	11,689
14,769	U.S. Treasury Inflation Index Note	0.38		7/15/25	14,301
12,130	U.S. Treasury Inflation Index Note	0.50		1/15/28	11,645
15,000	U.S. Treasury Inflation Index Note	0.63		1/15/24	14,802
10,318	U.S. Treasury Inflation Index Note	0.63		4/15/23	10,186
13,298	U.S. Treasury Inflation Index Note	0.63		1/15/26	13,015
13,262	U.S. Treasury Inflation Index Note	0.63		7/15/21	13,228
12,493	U.S. Treasury Inflation Index Note	1.13		1/15/21	12,569
10,922	U.S. Treasury Inflation Index Note	1.25		7/15/20	11,047
7,064	U.S. Treasury Inflation Index Note	1.38		1/15/20	7,115

	Total U.S. Treasury Obligations				390,612

Shares
	Mutual Fund — 1.16%
4,583,040	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.95	(a)		4,583

	Total Mutual Fund				4,583

	Total Investments (cost $401,109) — 99.81%				395,195
	Other assets in excess of liabilities — 0.19%				768

	Net Assets — 100.00%				$395,963

(a)	The rate disclosed is the rate in effect on September 30, 2018.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Inflation Protected Securities Portfolio	BNY Mellon Asset Management North America Corporation*	HC Capital Solutions	Total
U.S. Treasury Obligations	98.65%	—	98.65%
Mutual Fund	0.00%	1.16%	1.16%
Other Assets (Liabilities)	0.19%	0.00%	0.19%

Total Net Assets	98.84%	1.16%	100.00%

*	Formerly Mellon Capital Management Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds — 81.71%
$3,490	Abbott Laboratories (Health Care Equipment & Supplies), Callable 8/30/26 @ 100.00	3.75	11/30/26	$3,479
989	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	914
2,205	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	2,115
530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70	12/1/47	478
155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	150
3,375	American Express Co. (Consumer Finance), Callable 7/1/22 @ 100.00	2.50	8/1/22	3,238
3,990	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	3,969
540	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	548
1,515	Amgen, Inc. (Biotechnology), Callable 4/11/22 @ 100.00	2.65	5/11/22	1,471
2,235	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13	5/1/25	2,139
720	Amgen, Inc. (Biotechnology), Callable 8/15/21 @ 100.00	3.88	11/15/21	730
1,408	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	1,348
2,630	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	2,580
4,533	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 11/1/25 @ 100.00	3.65	2/1/26	4,399
1,910	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	1,914
1,066	Anheuser-Busch InBev N.V. (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	1,066
1,730	Anthem, Inc. (Health Care Providers & Services)	3.13	5/15/22	1,703
485	Anthem, Inc. (Health Care Providers & Services)	3.30	1/15/23	478
1,095	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65	12/1/27	1,041
1,035	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	1,042
115	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	112
750	Archer-Daniels-Midland Co., Class C (Food Products)	4.02	4/16/43	718
1,065	AT&T, Inc. (Diversified Telecommunication Services)	3.80	3/15/22	1,069
4,610	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	4,690
1,730	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	1,714
585	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	591
265	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	257
9,553	Bank of America Corp., MTN (Banks)	3.88	8/1/25	9,492
1,358	Bank One Corp. (Banks)	8.00	4/29/27	1,700
1,875	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,873
300	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	287
1,510	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	1,366
1,335	Capital One Financial Corp. (Consumer Finance), Callable 3/30/21 @ 100.00	3.45	4/30/21	1,333
4,800	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	4,708
1,708	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	1,763
700	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	834
5,835	Citigroup, Inc. (Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	5,712
4,635	Citigroup, Inc. (Banks)	3.40	5/1/26	4,398
695	Citigroup, Inc. (Banks)	4.50	1/14/22	715
500	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90	3/1/38	457
50	Comcast Corp. (Media)	4.65	7/15/42	49
2,185	Comcast Corp. (Media)	4.75	3/1/44	2,176
2,220	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	2,881
175	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	228
1,650	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	1,708
765	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	783
1,770	CSX Corp. (Road & Rail)	6.22	4/30/40	2,162
1,454	CVS Health Corp. (Health Care Providers & Services), Callable 9/1/22 @ 100.00	2.75	12/1/22	1,402
795	CVS Health Corp. (Health Care Providers & Services), Callable 2/9/23 @ 100.00	3.70	3/9/23	791
6,130	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	6,070
980	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/22 @ 100.00	3.25	5/15/22	962

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$925	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	$934
1,765	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,869
315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85	12/15/25	343
1,825	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75	2/1/23	1,742
1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	1,785
150	Dow Chemical Co. (The) (Chemicals), Callable 7/1/24 @ 100.00	3.50	10/1/24	147
120	Dow Chemical Co. (The) (Chemicals), Callable 4/1/34 @ 100.00	4.25	10/1/34	115
263	Dow Chemical Co. (The) (Chemicals), Callable 5/15/41 @ 100.00	5.25	11/15/41	278
200	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	200
635	Duke Energy Corp. (Electric Utilities), Callable 6/1/26 @ 100.00	2.65	9/1/26	574
965	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	966
660	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	653
535	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	544
1,000	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/24 @ 100.00	3.75	2/15/25	998
2,782	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	2,831
995	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	1,054
770	Fiserv, Inc. (IT Services), Callable 7/1/22 @ 100.00	3.50	10/1/22	766
1,195	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	1,184
1,475	General Motors Financial Co. (Consumer Finance), Callable 2/1/21 @ 100.00	4.20	3/1/21	1,493
1,225	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,215
393	GlaxoSmithKline PLC (Diversified Financial Services)	6.38	5/15/38	505
3,555	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	3,442
2,420	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	2,533
1,485	Home Depot, Inc. (The) (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	1,721
895	International Paper Co. (Containers & Packaging), Callable 11/15/21 @ 100.00	4.75	2/15/22	927
755	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	837
480	Interpublic Group of Companies, Inc. (Media)	4.00	3/15/22	480
2,130	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	2,135
2,870	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	2,752
1,736	JPMorgan Chase & Co. (Banks)	3.63	5/13/24	1,723
2,045	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	2,097
1,500	JPMorgan Chase & Co. (Banks)	4.50	1/24/22	1,547
600	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63	12/12/26	574
85	Lincoln National Corp. (Insurance)	4.85	6/24/21	88
665	Lincoln National Corp. (Insurance)	7.00	6/15/40	833
1,305	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	1,359
295	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	287
455	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	418
1,380	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	1,388
585	Medtronic, Inc. (Health Care Equipment & Supplies)	4.63	3/15/45	619
495	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	521
670	MetLife, Inc. (Insurance)	3.00	3/1/25	641
769	MetLife, Inc. (Insurance)	6.50	12/15/32	943
3,475	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	3,743
2,679	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	3,240
2,695	Morgan Stanley (Capital Markets)	2.63	11/17/21	2,620
3,940	Morgan Stanley (Capital Markets)	3.13	1/23/23	3,838
3,635	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95	2/7/24	3,517
2,625	Nucor Corp. (Metals & Mining), Callable 6/15/22 @ 100.00	4.13	9/15/22	2,680
910	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	988

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,862	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20		9/16/26	$1,780
380	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13		5/15/45	368
2,375	Oracle Corp. (Software)	5.38		7/15/40	2,713
1,050	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10		9/15/38	1,044
250	Philip Morris International, Inc. (Tobacco)	3.25		11/10/24	244
800	Philip Morris International, Inc. (Tobacco)	4.50		3/20/42	781
2,525	PNC Financial Services Group, Inc. (Banks)	2.85	(a)	11/9/22	2,450
279	Procter & Gamble Co. (The) (Household Products)	9.36		1/1/21	298
1,227	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	1,464
440	Prudential Financial, Inc., MTN (Insurance), Callable 12/27/27 @ 100.00	3.88		3/27/28	436
152	Prudential Financial, Inc. (Insurance)	6.63		6/21/40	190
265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65		9/1/42	248
1,185	RELX Capital, Inc. (Professional Services), Callable 7/15/22 @ 100.00	3.13		10/15/22	1,157
730	RELX Capital, Inc. (Professional Services), Callable 2/16/23 @ 100.00	3.50		3/16/23	721
785	Rockwell Collins, Inc. (Aerospace & Defense), Callable 1/15/24 @ 100.00	3.20		3/15/24	757
1,214	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50		3/15/27	1,153
215	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13		11/15/22	210
1,950	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85		12/15/25	1,909
615	Ryder System, Inc., MTN (Road & Rail), Callable 8/1/21 @ 100.00	2.25		9/1/21	593
1,050	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80		3/1/22	1,024
735	Ryder System, Inc. (Road & Rail), Callable 10/15/21 @ 100.00	3.45		11/15/21	732
375	Sherwin-Williams Co. (The) (Chemicals), Callable 5/1/25 @ 100.00	3.45		8/1/25	358
385	Southern Company Gas Capital Corp. (Electric Utilities), Callable 8/1/23 @ 100.00	2.45		10/1/23	361
695	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00		11/15/26	642
1,076	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15		2/1/24	1,133
3,371	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45		1/15/23	3,293
1,225	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	1,117
1,355	SunTrust Banks, Inc. (Banks), Callable 2/3/21 @ 100.00	2.90		3/3/21	1,339
815	The Home Depot, Inc. (Specialty Retail)	5.88		12/16/36	994
2,220	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13		6/1/24	2,132
1,671	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	2,077
1,000	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 2/15/23 @ 100.00	3.00		4/15/23	969
1,535	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15		2/1/24	1,563
840	Twenty-First Century Fox, Inc. (Media), Callable 3/15/44 @ 100.00	4.75		9/15/44	903
1,848	Twenty-First Century Fox, Inc. (Media)	6.20		12/15/34	2,275
3,000	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95		9/10/28	3,006
890	United Parcel Service, Inc. (Air Freight & Logistics)	6.20		1/15/38	1,115
674	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	666
835	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75		7/15/45	892
598	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88		2/15/38	796
865	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	1,045
270	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25		8/15/22	265
1,300	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50		2/1/25	1,241
1,622	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01		8/21/54	1,625
5,335	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15		9/15/23	5,705
820	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	860
1,850	Walmart, Inc. (Food & Staples Retailing), Callable 3/26/28 @ 100.00	3.70		6/26/28	1,851
260	Walmart, Inc. (Food & Staples Retailing)	5.63		4/1/40	316
890	Wells Fargo & Co., MTN (Banks)	2.63		7/22/22	859
3,995	Wells Fargo & Co. (Banks)	3.00		2/19/25	3,783
1,848	Wells Fargo & Co. (Banks)	3.30		9/9/24	1,791
1,525	Wells Fargo & Co., MTN (Banks)	4.60		4/1/21	1,568
1,375	WestRock Co. (Containers & Packaging)	4.90		3/1/22	1,420

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$340	Westvaco Corp. (Containers & Packaging)	8.20		1/15/30	$441
832	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	1,091

	Total Corporate Bonds				236,254

	Yankee Dollars — 15.38%
600	America Movil SAB de CV (Wireless Telecommunication Services)	5.00		3/30/20	615
850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	985
1,007	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	1,000
1,800	Barclays PLC (Banks), Callable 1/10/22 @ 100.00	3.68		1/10/23	1,754
480	BHP Billiton Ltd. (Metals & Mining)	5.00		9/30/43	532
2,094	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	2,081
1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	1,770
1,305	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	1,258
1,165	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45		11/15/21	1,159
850	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	827
350	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90		2/1/25	333
2,390	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	2,458
1,000	Coca-Cola European Partners PLC (Beverages), Callable 6/1/21 @ 100.00	4.50		9/1/21	1,019
1,106	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(a)	6/15/30	1,484
1,285	HSBC Holdings PLC (Banks)	4.00		3/30/22	1,300
500	HSBC Holdings PLC (Banks)	4.88		1/14/22	518
2,985	HSBC Holdings PLC (Banks)	5.10		4/5/21	3,102
500	HSBC Holdings PLC (Banks)	6.80		6/1/38	613
1,430	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	1,563
1,445	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	1,741
210	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	196
405	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	405
321	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	288
1,600	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/24 @ 100.00	5.75		4/15/24	1,726
1,143	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,621
893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	903
1,925	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	2,485
1,145	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	1,294
831	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75		6/15/23	976
513	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.13		4/27/20	527
540	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.46		2/16/21	564
745	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	898
685	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	2.50		8/1/22	657
2,610	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25		5/15/28	2,619
1,040	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	1,195
451	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	526
440	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	434
946	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	1,043

	Total Yankee Dollars				44,469

Shares
	Mutual Fund — 1.74%
5,038,411	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.95	(b)		5,038

	Total Mutual Fund				5,038

	Total Investments (cost $293,145) — 98.83%				285,761
	Other assets in excess of liabilities — 1.17%				3,379

	Net Assets — 100.00%				$289,140

(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2018.

(b)	The rate disclosed is the rate in effect on September 30, 2018.

MTN — Medium Term Note

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	81.71%	—	81.71%
Yankee Dollars	15.38%	—	15.38%
Mutual Fund	—	1.74%	1.74%
Other Assets (Liabilities)	1.43%	-0.26%	1.17%

Total Net Assets	98.52%	1.48%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 1.45%
$200	American Express Credit Account Master Trust, Series 2017-1, Class A	1.93		9/15/22	$197
270	BMW Vehicle Lease Trust, Series 2017-1, Class A4, Callable 10/20/19 @ 100.00	2.18		6/22/20	268
200	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 3/25/20 @ 100.00	1.37		12/27/22	196
200	BMW Vehicle Owner Trust, Series 2018-A, Class A4, Callable 9/25/21 @ 100.00	2.51		6/25/24	197
150	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4	1.99		7/17/23	147
125	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1	2.00		1/17/23	123
200	Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3	2.43		1/15/25	195
300	CarMax Auto Owner Trust, Series 2017-2, Class A4, Callable 4/15/21 @ 100.00	2.25		9/15/22	294
270	Chase Issuance Trust (CHAIT), Series 2015-A4, Class A	1.84		4/15/22	266
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88		1/23/23	99
100	Discover Card Execution Note Trust, Series 2017-A2, Class A2	2.39		7/15/24	97
156	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A4, Callable 9/16/21 @ 100.00	2.46		7/17/23	153
100	Synchrony Credit Card Master Note Trust, Series 2016-1, Class A	2.04		3/15/22	100
200	Synchrony Credit Card Master Note Trust, Series 2018-1, Class A	2.97		3/15/24	199
200	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, Callable 11/15/21 @ 100.00	2.52		5/15/23	196
250	World Omni Auto Receivables, Series 2017-A, Class A3, Callable 11/15/20 @ 100.00	1.93		9/15/22	247

	Total Asset Backed Securities				2,974

	Collateralized Mortgage Obligations — 6.21%
250	Bank, Series 2017-BNK9, Class ASB	3.47		11/15/54	246
150	Bank, Series 2018-BN10, Class A5	3.69		2/15/61	148
200	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class A2	3.12		2/15/50	198
100	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB	3.37		2/15/50	99
228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88		2/10/48	219
183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14		2/10/48	178
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31		4/10/49	97
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5	3.62		2/10/49	99
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62		7/10/47	229
183	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18		2/10/48	178
80	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35		2/10/48	78
256	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61	(a)	6/10/46	258
100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97		8/10/47	99
100	Commercial Mortgage Trust, Series 2013-CR11, Class B	5.33	(a)	8/10/50	104
200	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB	3.31		11/15/49	198
500	CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A2	3.82		4/15/51	506
137	Fannie Mae-ACES, Series 2016-M6, Class A1	2.14		5/25/26	131
27	Fannie Mae-ACES, Series 2013-M14, Class APT	2.60	(a)	4/25/23	26
48	Fannie Mae-ACES, Series 2017-M8, Class A1	2.65		5/25/27	46
283	Fannie Mae-ACES, Series 2015-M3, Class A2	2.72		10/25/24	273
271	Fannie Mae-ACES, Series 2012-M1, Class A2	2.73		10/25/21	267
200	Fannie Mae-ACES, Series 2017-M7, Class A2	2.96		2/25/27	190
61	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98		4/25/22	61
250	Fannie Mae-ACES, Series 2017-M11, Class A2	2.98		8/25/29	233
228	Fannie Mae-ACES, Series 2014-M9, Class A2	3.10	(a)	7/25/24	225
300	Fannie Mae-ACES, Series 2017-M12, Class A2	3.18	(a)	6/25/27	289
200	Fannie Mae-ACES, Series 2017 M15, Class ATS2	3.20	(a)	11/25/27	192
46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31		8/25/22	44
96	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class A1	2.34		7/25/26	91
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64		1/25/23	179
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.67		3/25/26	333
119	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87		12/25/21	119

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$63	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02		2/25/23	$62
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.06	(a)	7/25/23	181
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06		12/25/24	361
274	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13		6/25/21	273
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.31	(a)	5/25/23	183
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.32		2/25/23	183
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class A2, Callable 5/11/25 @ 100.00	3.33		5/25/25	100
500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class A2	3.85		5/25/28	510
112	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87		4/25/21	113
205	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.18		12/25/20	210
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25		1/25/20	185
110	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.33		10/25/20	112
230	GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.79		5/10/49	217
100	GS Mortgage Securities Trust, Series 2017-GS5, Class A2	3.22		3/10/50	99
250	GS Mortgage Securities Trust, Series 2017-GS5, Class A4	3.67		3/10/50	249
11	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68		4/10/47	11
274	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24		8/10/46	283
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64		11/15/47	137
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80		9/15/47	184
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13		11/15/45	188
211	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83		10/15/45	206
155	Morgan Stanley BAML Trust, Series 2015-C20, Class A2	2.79		2/15/48	155
100	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15		3/15/48	99
183	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25		2/15/48	178
200	Morgan Stanley BAML Trust, Series 2014-C19, Class A4	3.53		12/15/47	199
200	Morgan Stanley BAML Trust, Series 2017-C33, Class A5	3.60		5/15/50	196
100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5, Callable 7/11/24 @ 100.00	3.74		8/15/47	101
100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05		4/15/47	102
200	Morgan Stanley Capital I Trust, Series 2017-H1, Class A4	3.26		6/15/50	192
183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A4	3.59		3/15/49	181
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06		10/10/48	95
158	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00		5/10/45	157
141	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.53		5/10/63	142
500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4	3.10		6/15/49	477
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4	3.66		9/15/58	182
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4	3.81		12/15/48	125
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82		8/15/50	170
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07		2/15/48	135
175	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98		6/15/46	174

	Total Collateralized Mortgage Obligations				12,740

	U.S. Government Agency Mortgages — 89.85%
54	Fannie Mae, Pool #AS0001	2.00		7/1/28	52
256	Fannie Mae, Pool #AS1058	2.00		11/1/28	246
23	Fannie Mae, Pool #CA0052	2.00		7/1/32	21
91	Fannie Mae, Pool #BJ4362	2.00		11/1/32	86
108	Fannie Mae, Pool #MA2906	2.00		2/1/32	102
50	Fannie Mae, Pool #AY4232	2.00		5/1/30	47
23	Fannie Mae, Pool #MA2854	2.50		12/1/46	21

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$354	Fannie Mae, Pool #MA3154	2.50	10/1/32	$342
124	Fannie Mae, Pool #AS8246	2.50	11/1/31	120
47	Fannie Mae, Pool #MA2888	2.50	1/1/47	43
44	Fannie Mae, Pool #AS8437	2.50	12/1/36	42
173	Fannie Mae, Pool #AS8892	2.50	2/1/32	167
61	Fannie Mae, Pool #MA2868	2.50	1/1/32	59
21	Fannie Mae, Pool #MA2789	2.50	10/1/36	20
90	Fannie Mae, Pool #AZ6458	2.50	7/1/30	87
180	Fannie Mae, Pool #AB7391	2.50	12/1/42	167
319	Fannie Mae, Pool #AO3019	2.50	5/1/27	311
21	Fannie Mae, Pool #AS8172	2.50	10/1/36	20
400	Fannie Mae, Pool #MA1210	2.50	10/1/27	389
327	Fannie Mae, Pool #AP4742	2.50	8/1/27	318
179	Fannie Mae, Pool #BE3032	2.50	1/1/32	173
315	Fannie Mae, Pool #BJ3742	2.50	12/1/32	304
97	Fannie Mae, Pool #BJ3944	2.50	1/1/33	94
185	Fannie Mae, Pool #BC9041	2.50	11/1/31	178
77	Fannie Mae, Pool #AS4660	2.50	3/1/30	75
220	Fannie Mae, Pool #AS4946	2.50	5/1/30	213
359	Fannie Mae, Pool #MA1277	2.50	12/1/27	349
25	Fannie Mae, Pool #MA1511	2.50	7/1/33	24
40	Fannie Mae, Pool #AS0513	2.50	8/1/43	38
224	Fannie Mae, Pool #AU2619	2.50	8/1/28	218
94	Fannie Mae, Pool #MA3282	2.50	2/1/33	91
51	Fannie Mae, Pool #MA1270	2.50	11/1/32	49
73	Fannie Mae, Pool #AT2717	2.50	5/1/43	68
167	Fannie Mae, Pool #AU5334	2.50	11/1/28	161
121	Fannie Mae, Pool #MA3217	2.50	12/1/32	117
121	Fannie Mae, Pool #AU6387	2.50	11/1/28	117
629	Fannie Mae, Pool #MA3246	2.50	1/1/33	608
96	Fannie Mae, Pool #BJ2996	3.00	1/1/33	95
652	Fannie Mae, Pool #AP6493	3.00	9/1/42	630
294	Fannie Mae, Pool #AK3302	3.00	3/1/27	292
48	Fannie Mae, Pool #BE9547	3.00	4/1/47	46
178	Fannie Mae, Pool #BE1901	3.00	12/1/46	171
93	Fannie Mae, Pool #BE3861	3.00	1/1/47	89
89	Fannie Mae, Pool #BE4400	3.00	1/1/47	86
1,195	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,154
94	Fannie Mae, Pool #MA3247	3.00	1/1/33	93
523	Fannie Mae, Pool #AP2465	3.00	8/1/42	506
320	Fannie Mae, Pool #AK0006	3.00	1/1/27	318
200	Fannie Mae, Pool #MA3304	3.00	3/1/48	192
118	Fannie Mae, Pool #MA3339	3.00	4/1/33	117
124	Fannie Mae, Pool #MA3331	3.00	4/1/48	118
300	Fannie Mae, Pool #AS4333	3.00	1/1/45	288
65	Fannie Mae, Pool #AS4334	3.00	1/1/45	63
380	Fannie Mae, Pool #MA3082	3.00	7/1/47	364
399	Fannie Mae, Pool #MA3106	3.00	8/1/47	382
282	Fannie Mae, Pool #AS4884	3.00	5/1/45	271
23	Fannie Mae, Pool #MA3100	3.00	8/1/37	22
206	Fannie Mae, Pool #BD5545	3.00	10/1/46	198
86	Fannie Mae, Pool #AS3117	3.00	8/1/29	85
135	Fannie Mae, Pool #AQ3223	3.00	11/1/27	135
931	Fannie Mae, Pool #AQ7920	3.00	12/1/42	899
43	Fannie Mae, Pool #AR7426	3.00	7/1/43	42
50	Fannie Mae, Pool #BA4786	3.00	2/1/31	49
70	Fannie Mae, Pool #MA3185	3.00	11/1/37	68
198	Fannie Mae, Pool #MA3147	3.00	10/1/47	190
139	Fannie Mae, Pool #MA1527	3.00	8/1/33	136
701	Fannie Mae, Pool #AO0752	3.00	4/1/42	678
70	Fannie Mae, Pool #MA2579	3.00	4/1/36	68
121	Fannie Mae, Pool #MA2425	3.00	10/1/30	120
141	Fannie Mae, Pool #MA1401	3.00	4/1/33	138
71	Fannie Mae, Pool #MA1338	3.00	2/1/33	70
334	Fannie Mae, Pool #MA1307	3.00	1/1/33	329
48	Fannie Mae, Pool #MA2087	3.00	11/1/34	47

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$33	Fannie Mae, Pool #MA2065	3.00	10/1/34	$33
103	Fannie Mae, Pool #MA2149	3.00	1/1/30	102
44	Fannie Mae, Pool #MA2961	3.00	4/1/37	43
264	Fannie Mae, Pool #MA2246	3.00	4/1/30	261
360	Fannie Mae, Pool #MA2956	3.00	4/1/47	345
119	Fannie Mae, Pool #MA2230	3.00	4/1/35	117
33	Fannie Mae, Pool #MA2287	3.00	6/1/35	32
44	Fannie Mae, Pool #MA2897	3.00	2/1/37	42
268	Fannie Mae, Pool #MA2895	3.00	2/1/47	257
91	Fannie Mae, Pool #MA3237	3.00	1/1/48	88
267	Fannie Mae, Pool #MA2863	3.00	1/1/47	255
63	Fannie Mae, Pool #MA2832	3.00	12/1/36	62
256	Fannie Mae, Pool #AS0196	3.00	8/1/28	254
346	Fannie Mae, Pool #MA2806	3.00	11/1/46	332
117	Fannie Mae, Pool #MA2773	3.00	10/1/36	114
246	Fannie Mae, Pool #MA2737	3.00	9/1/46	236
121	Fannie Mae, Pool #MA2523	3.00	2/1/36	118
216	Fannie Mae, Pool #MA3179	3.00	11/1/47	207
15	Fannie Mae, Pool #BA0826	3.00	10/1/30	15
45	Fannie Mae, Pool #AS8056	3.00	10/1/46	43
46	Fannie Mae, Pool #MA3127	3.00	9/1/37	44
23	Fannie Mae, Pool #AL9848	3.00	3/1/47	22
359	Fannie Mae, Pool #AL9865	3.00	2/1/47	344
93	Fannie Mae, Pool #AL9996	3.00	4/1/32	92
46	Fannie Mae, Pool #MA3218	3.00	12/1/32	45
262	Fannie Mae, Pool #MA2833	3.00	12/1/46	251
263	Fannie Mae, Pool #AS7238	3.00	5/1/46	252
44	Fannie Mae, Pool #MA3078	3.00	7/1/37	43
49	Fannie Mae, Pool #AZ4358	3.00	7/1/30	49
309	Fannie Mae, Pool #BC9003	3.00	11/1/46	296
65	Fannie Mae, Pool #BM1370	3.00	4/1/37	63
95	Fannie Mae, Pool #AU7890	3.00	9/1/28	94
191	Fannie Mae, Pool #AS8521	3.00	12/1/46	183
85	Fannie Mae, Pool #AS8438	3.00	12/1/36	83
29	Fannie Mae, Pool #AX8309	3.00	11/1/29	29
84	Fannie Mae, Pool #AS8424	3.00	12/1/36	82
307	Fannie Mae, Pool #BC4764	3.00	10/1/46	294
169	Fannie Mae, Pool #AS7908	3.00	9/1/46	162
393	Fannie Mae, Pool #AS8414	3.00	11/1/46	376
160	Fannie Mae, Pool #AW7383	3.00	8/1/29	159
79	Fannie Mae, Pool #AW8295	3.00	8/1/29	79
273	Fannie Mae, Pool #BD4225	3.00	11/1/46	262
304	Fannie Mae, Pool #AS8276	3.00	11/1/46	291
404	Fannie Mae, Pool #BD2446	3.00	1/1/47	387
151	Fannie Mae, Pool #AS8186	3.00	10/1/46	145
38	Fannie Mae, Pool #MA1058	3.00	5/1/32	37
91	Fannie Mae, Pool #AS8483	3.00	12/1/46	87
331	Fannie Mae, Pool #AB8897	3.00	4/1/43	320
227	Fannie Mae, Pool #AU3735	3.00	8/1/43	219
195	Fannie Mae, Pool #AY4200	3.00	5/1/45	187
337	Fannie Mae, Pool #AT0682	3.00	4/1/43	325
250	Fannie Mae, Pool #AS8784	3.00	2/1/47	239
110	Fannie Mae, Pool #AS2312	3.00	5/1/29	109
98	Fannie Mae, Pool #J24886	3.00	7/1/23	97
55	Fannie Mae, Pool #AT1575	3.00	5/1/43	53
944	Fannie Mae, Pool #AB7099	3.00	11/1/42	911
309	Fannie Mae, Pool #AT2014	3.00	4/1/43	298
224	Fannie Mae, Pool #AB4483	3.00	2/1/27	223
134	Fannie Mae, Pool #AZ0538	3.00	9/1/30	133
186	Fannie Mae, Pool #AS1527	3.00	1/1/29	184
83	Fannie Mae, Pool #BC4276	3.00	4/1/46	80
72	Fannie Mae, Pool #BK1015	3.00	2/1/33	71
295	Fannie Mae, Pool #AT7620	3.00	6/1/43	285
289	Fannie Mae, Pool #AY4829	3.00	5/1/45	277
343	Fannie Mae, Pool #BD5787	3.00	9/1/46	328
230	Fannie Mae, Pool #AY4300	3.50	1/1/45	227

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$89	Fannie Mae, Pool #MA2389	3.50	9/1/35	$89
217	Fannie Mae, Pool #AY5303	3.50	3/1/45	214
306	Fannie Mae, Pool #AZ0862	3.50	7/1/45	303
86	Fannie Mae, Pool #AY8856	3.50	9/1/45	86
51	Fannie Mae, Pool #MA2495	3.50	1/1/46	51
21	Fannie Mae, Pool #MA2909	3.50	2/1/37	21
36	Fannie Mae, Pool #AV6407	3.50	2/1/29	36
159	Fannie Mae, Pool #AZ2614	3.50	8/1/45	157
104	Fannie Mae, Pool #MA2923	3.50	3/1/37	104
225	Fannie Mae, Pool #MA1980	3.50	8/1/44	222
188	Fannie Mae, Pool #MA1059	3.50	5/1/32	189
381	Fannie Mae, Pool #MA3238	3.50	1/1/48	376
22	Fannie Mae, Pool #MA2996	3.50	5/1/37	22
112	Fannie Mae, Pool #AE5487	3.50	10/1/25	113
44	Fannie Mae, Pool #MA3059	3.50	7/1/37	44
383	Fannie Mae, Pool #CA0487	3.50	10/1/47	377
375	Fannie Mae, Pool #MA3414	3.50	7/1/48	369
299	Fannie Mae, Pool #MA3332	3.50	4/1/48	294
189	Fannie Mae, Pool #MA3243	3.50	1/1/38	188
388	Fannie Mae, Pool #MA3305	3.50	3/1/48	382
328	Fannie Mae, Pool #AU1635	3.50	7/1/43	325
145	Fannie Mae, Pool #BM2001	3.50	12/1/46	144
156	Fannie Mae, Pool #AU3742	3.50	8/1/43	155
355	Fannie Mae, Pool #MA3026	3.50	6/1/47	350
349	Fannie Mae, Pool #BM1568	3.50	7/1/47	347
215	Fannie Mae, Pool #MA1982	3.50	8/1/34	216
299	Fannie Mae, Pool #MA2292	3.50	6/1/45	296
70	Fannie Mae, Pool #310139	3.50	11/1/25	70
252	Fannie Mae, Pool #MA2125	3.50	12/1/44	249
39	Fannie Mae, Pool #BM1231	3.50	11/1/31	39
242	Fannie Mae, Pool #AS7239	3.50	5/1/46	239
429	Fannie Mae, Pool #MA3182	3.50	11/1/47	422
299	Fannie Mae, Pool #AS7388	3.50	6/1/46	296
38	Fannie Mae, Pool #MA2692	3.50	7/1/36	38
46	Fannie Mae, Pool #MA3152	3.50	10/1/37	45
361	Fannie Mae, Pool #AS7491	3.50	7/1/46	357
24	Fannie Mae, Pool #MA1021	3.50	3/1/27	25
1,056	Fannie Mae, Pool #AB6017	3.50	8/1/42	1,048
141	Fannie Mae, Pool #AS5319	3.50	7/1/45	139
383	Fannie Mae, Pool #AL1717	3.50	5/1/27	386
205	Fannie Mae, Pool #AX2486	3.50	10/1/44	202
50	Fannie Mae, Pool #AK0706	3.50	2/1/27	50
104	Fannie Mae, Pool #AX7655	3.50	1/1/45	102
1,154	Fannie Mae, Pool #AK7497	3.50	4/1/42	1,143
364	Fannie Mae, Pool #BC1158	3.50	2/1/46	359
158	Fannie Mae, Pool #BC3126	3.50	1/1/46	157
149	Fannie Mae, Pool #BJ0647	3.50	3/1/48	146
444	Fannie Mae, Pool #BJ2692	3.50	4/1/48	437
437	Fannie Mae, Pool #AQ0546	3.50	11/1/42	434
237	Fannie Mae, Pool #AX9530	3.50	2/1/45	235
484	Fannie Mae, Pool #BH9277	3.50	2/1/48	477
260	Fannie Mae, Pool #AS4771	3.50	4/1/45	257
274	Fannie Mae, Pool #AY1306	3.50	3/1/45	271
428	Fannie Mae, Pool #BH5155	3.50	9/1/47	421
177	Fannie Mae, Pool #AY3802	3.50	2/1/45	175
122	Fannie Mae, Pool #AX5201	3.50	10/1/29	122
82	Fannie Mae, Pool #BC7633	3.50	6/1/46	81
132	Fannie Mae, Pool #AS4772	3.50	4/1/45	130
274	Fannie Mae, Pool #AS3133	3.50	8/1/44	271
217	Fannie Mae, Pool #AS6649	3.50	2/1/46	215
255	Fannie Mae, Pool #AS4773	3.50	4/1/45	252
223	Fannie Mae, Pool #AS5068	3.50	6/1/45	220
383	Fannie Mae, Pool #BD2436	3.50	1/1/47	378
170	Fannie Mae, Pool #AS5696	3.50	8/1/45	168
247	Fannie Mae, Pool #AJ8476	3.50	12/1/41	245
21	Fannie Mae, Pool #AJ6181	3.50	12/1/26	21

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$28	Fannie Mae, Pool #BA5031	3.50	1/1/46	$28
196	Fannie Mae, Pool #AS0024	3.50	7/1/43	194
220	Fannie Mae, Pool #AZ9576	3.50	12/1/45	217
20	Fannie Mae, Pool #AL8776	3.50	7/1/46	19
99	Fannie Mae, Pool #BA1893	3.50	8/1/45	98
107	Fannie Mae, Pool #AZ6383	3.50	9/1/45	105
1,119	Fannie Mae, Pool #AO2548	3.50	4/1/42	1,110
171	Fannie Mae, Pool #AY3913	3.50	2/1/45	169
244	Fannie Mae, Pool #MA1107	3.50	7/1/32	245
385	Fannie Mae, Pool #BH9215	3.50	1/1/48	379
397	Fannie Mae, Pool #AO3760	3.50	5/1/42	394
205	Fannie Mae, Pool #AO4385	3.50	6/1/42	203
112	Fannie Mae, Pool #BC0163	3.50	1/1/46	111
944	Fannie Mae, Pool #AO8137	3.50	8/1/42	937
131	Fannie Mae, Pool #AO9140	3.50	7/1/42	130
325	Fannie Mae, Pool #BD5046	3.50	2/1/47	321
54	Fannie Mae, Pool #AP9390	3.50	10/1/42	54
146	Fannie Mae, Pool #BE5258	3.50	1/1/47	144
33	Fannie Mae, Pool #AS2081	3.50	4/1/29	33
18	Fannie Mae, Pool #AX0159	3.50	9/1/29	18
134	Fannie Mae, Pool #AJ4093	3.50	10/1/26	135
129	Fannie Mae, Pool #AO4647	3.50	6/1/42	128
105	Fannie Mae, Pool #AS5892	3.50	10/1/45	104
352	Fannie Mae, Pool #CA0183	4.00	8/1/47	356
374	Fannie Mae, Pool #BD7081	4.00	3/1/47	378
86	Fannie Mae, Pool #BA0847	4.00	3/1/46	87
295	Fannie Mae, Pool #CA1894	4.00	6/1/48	298
367	Fannie Mae, Pool #MA3183	4.00	11/1/47	371
96	Fannie Mae, Pool #BC5559	4.00	3/1/46	97
313	Fannie Mae, Pool #MA3121	4.00	9/1/47	317
68	Fannie Mae, Pool #MA0493	4.00	8/1/30	69
73	Fannie Mae, Pool #BJ0639	4.00	3/1/48	73
72	Fannie Mae, Pool #BH2623	4.00	8/1/47	73
360	Fannie Mae, Pool #BE8050	4.00	4/1/47	364
37	Fannie Mae, Pool #MA0695	4.00	4/1/31	38
206	Fannie Mae, Pool #MA0641	4.00	2/1/31	210
67	Fannie Mae, Pool #G08694	4.00	2/1/46	68
123	Fannie Mae, Pool #AC7328	4.00	12/1/39	125
343	Fannie Mae, Pool #BM2002	4.00	10/1/47	347
195	Fannie Mae, Pool #BA6910	4.00	2/1/46	197
14	Fannie Mae, Pool #AZ8874	4.00	9/1/45	14
360	Fannie Mae, Pool #MA3027	4.00	6/1/47	364
209	Fannie Mae, Pool #AS3467	4.00	10/1/44	211
41	Fannie Mae, Pool #AS3448	4.00	9/1/44	42
149	Fannie Mae, Pool #AS3903	4.00	11/1/44	151
32	Fannie Mae, Pool #AS7028	4.00	4/1/46	33
198	Fannie Mae, Pool #AS3216	4.00	9/1/44	200
458	Fannie Mae, Pool #AS0531	4.00	9/1/43	466
137	Fannie Mae, Pool #AS3468	4.00	10/1/44	139
30	Fannie Mae, Pool #AS2117	4.00	4/1/44	30
174	Fannie Mae, Pool #AS2498	4.00	5/1/44	176
259	Fannie Mae, Pool #AH6242	4.00	4/1/26	264
21	Fannie Mae, Pool #MA3037	4.00	6/1/37	22
39	Fannie Mae, Pool #AY2291	4.00	3/1/45	40
189	Fannie Mae, Pool #AY1377	4.00	4/1/45	192
93	Fannie Mae, Pool #AY0025	4.00	2/1/45	94
191	Fannie Mae, Pool #AX0841	4.00	9/1/44	193
24	Fannie Mae, Pool #AW9041	4.00	8/1/44	24
49	Fannie Mae, Pool #AW5109	4.00	8/1/44	50
82	Fannie Mae, Pool #AS8823	4.00	2/1/47	83
371	Fannie Mae, Pool #AS9831	4.00	6/1/47	375
272	Fannie Mae, Pool #AS9486	4.00	4/1/47	275
242	Fannie Mae, Pool #AS8532	4.00	12/1/46	245
277	Fannie Mae, Pool #AU3753	4.00	8/1/43	281
51	Fannie Mae, Pool #AT3872	4.00	6/1/43	51
202	Fannie Mae, Pool #AS3293	4.00	9/1/44	205

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,084	Fannie Mae, Pool #190405	4.00	10/1/40	$1,103
163	Fannie Mae, Pool #AS7601	4.00	7/1/46	165
39	Fannie Mae, Pool #AH3394	4.00	1/1/41	40
82	Fannie Mae, Pool #AY8981	4.00	8/1/45	83
166	Fannie Mae, Pool #AZ8067	4.00	9/1/45	168
159	Fannie Mae, Pool #AV2340	4.00	12/1/43	162
171	Fannie Mae, Pool #AW5063	4.00	7/1/44	173
148	Fannie Mae, Pool #AS7600	4.00	7/1/46	150
326	Fannie Mae, Pool #AH5859	4.00	2/1/41	332
213	Fannie Mae, Pool #AZ7362	4.00	11/1/45	216
201	Fannie Mae, Pool #AY1595	4.00	1/1/45	203
448	Fannie Mae, Pool #MA2995	4.00	5/1/47	453
17	Fannie Mae, Pool #MA2655	4.00	6/1/36	18
46	Fannie Mae, Pool #MA2455	4.00	11/1/35	47
47	Fannie Mae, Pool #MA3216	4.00	12/1/37	48
238	Fannie Mae, Pool #AL8387	4.00	3/1/46	241
94	Fannie Mae, Pool #MA3244	4.00	1/1/38	96
246	Fannie Mae, Pool #MA3277	4.00	2/1/48	249
437	Fannie Mae, Pool #AJ7857	4.00	12/1/41	445
49	Fannie Mae, Pool #MA3413	4.00	7/1/38	50
215	Fannie Mae, Pool #AO2959	4.00	5/1/42	218
542	Fannie Mae, Pool #AJ5303	4.00	11/1/41	552
589	Fannie Mae, Pool #AJ7689	4.00	12/1/41	599
87	Fannie Mae, Pool #AL4778	4.00	10/1/32	88
16	Fannie Mae, Pool #MA2536	4.00	2/1/36	16
148	Fannie Mae, Pool #AL7347	4.00	9/1/45	149
31	Fannie Mae, Pool #AA0860	4.50	1/1/39	32
162	Fannie Mae, Pool #AL4450	4.50	12/1/43	168
119	Fannie Mae, Pool #MA0481	4.50	8/1/30	124
33	Fannie Mae, Pool #982892	4.50	5/1/23	34
—	Fannie Mae, Pool #310112	4.50	6/1/19	–
197	Fannie Mae, Pool #AB3192	4.50	6/1/41	205
45	Fannie Mae, Pool #AU5302	4.50	10/1/43	47
205	Fannie Mae, Pool #AD8529	4.50	8/1/40	214
214	Fannie Mae, Pool #AE0217	4.50	8/1/40	223
145	Fannie Mae, Pool #CA0623	4.50	10/1/47	150
74	Fannie Mae, Pool #CA1218	4.50	2/1/48	76
41	Fannie Mae, Pool #AS8576	4.50	12/1/46	42
171	Fannie Mae, Pool #AS8157	4.50	10/1/46	177
38	Fannie Mae, Pool #AB1470	4.50	9/1/40	39
493	Fannie Mae, Pool #AL1107	4.50	11/1/41	512
49	Fannie Mae, Pool #AA9781	4.50	7/1/24	50
199	Fannie Mae, Pool #AI4815	4.50	6/1/41	207
482	Fannie Mae, Pool #AH9055	4.50	4/1/41	501
51	Fannie Mae, Pool #AS0861	4.50	10/1/43	53
534	Fannie Mae, Pool #AH7521	4.50	3/1/41	556
86	Fannie Mae, Pool #AS1638	4.50	2/1/44	89
190	Fannie Mae, Pool #BE6489	4.50	1/1/47	196
95	Fannie Mae, Pool #AB1389	4.50	8/1/40	99
142	Fannie Mae, Pool #BE5992	4.50	2/1/47	147
38	Fannie Mae, Pool #AH6790	4.50	3/1/41	40
85	Fannie Mae, Pool #AL5082	4.50	3/1/44	88
99	Fannie Mae, Pool #AS2276	4.50	4/1/44	103
40	Fannie Mae, Pool #AL8816	4.50	9/1/45	42
77	Fannie Mae, Pool #BM1285	4.50	5/1/47	79
258	Fannie Mae, Pool #MA3184	4.50	11/1/47	267
15	Fannie Mae, Pool #AW7048	4.50	6/1/44	16
98	Fannie Mae, Pool #CA1711	4.50	5/1/48	102
86	Fannie Mae, Pool #836750	5.00	10/1/35	91
40	Fannie Mae, Pool #890621	5.00	5/1/42	43
1	Fannie Mae, Pool #725504	5.00	1/1/19	1
34	Fannie Mae, Pool #890603	5.00	8/1/41	36
12	Fannie Mae, Pool #796663	5.00	9/1/19	13
66	Fannie Mae, Pool #BM3781	5.00	11/1/30	69
82	Fannie Mae, Pool #AS0575	5.00	9/1/43	87
80	Fannie Mae, Pool #AL5788	5.00	5/1/42	85

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$83	Fannie Mae, Pool #AS0837	5.00	10/1/43	$88
156	Fannie Mae, Pool #AH5988	5.00	3/1/41	166
1	Fannie Mae, Pool #868986	5.00	5/1/21	1
42	Fannie Mae, Pool #725238	5.00	3/1/34	45
771	Fannie Mae, Pool #889117	5.00	10/1/35	819
18	Fannie Mae, Pool #909662	5.50	2/1/22	18
1,196	Fannie Mae, Pool #890221	5.50	12/1/33	1,291
34	Fannie Mae, Pool #976945	5.50	2/1/23	34
4	Fannie Mae, Pool #AL0725	5.50	6/1/24	4
5	Fannie Mae, Pool #A69671	5.50	12/1/37	5
20	Fannie Mae, Pool #929451	5.50	5/1/38	21
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
713	Fannie Mae, Pool #725228	6.00	3/1/34	785
168	Fannie Mae, Pool #889984	6.50	10/1/38	187
1,075	Fannie Mae, 15 YR TBA	3.00	10/25/33	1,062
200	Fannie Mae, 15 YR TBA	4.00	10/25/33	204
600	Fannie Mae, 30 YR TBA	3.50	10/25/33	603
2,100	Fannie Mae, 30 YR TBA	3.50	10/25/48	2,066
3,100	Fannie Mae, 30 YR TBA	4.00	10/25/48	3,129
725	Fannie Mae, 30 YR TBA	4.00	11/25/48	731
1,500	Fannie Mae, 30 YR TBA	4.50	10/25/48	1,546
250	Fannie Mae, 30 YR TBA	4.50	11/25/48	258
350	Fannie Mae, 30 YR TBA	5.00	10/25/48	367
51	Freddie Mac, Pool #J25759	2.00	8/1/28	49
63	Freddie Mac, Pool #G18547	2.00	3/1/30	59
94	Freddie Mac, Pool #G18634	2.00	3/1/32	88
135	Freddie Mac, Pool #J25777	2.00	9/1/28	130
119	Freddie Mac, Pool #J35643	2.50	11/1/31	114
33	Freddie Mac, Pool #G18472	2.50	7/1/28	32
21	Freddie Mac, Pool #G08755	2.50	2/1/47	20
99	Freddie Mac, Pool #G18683	2.50	4/1/33	95
337	Freddie Mac, Pool #G18680	2.50	3/1/33	325
252	Freddie Mac, Pool #J26408	2.50	11/1/28	245
75	Freddie Mac, Pool #G18700	2.50	7/1/33	72
50	Freddie Mac, Pool #G18665	2.50	11/1/32	48
47	Freddie Mac, Pool #Q42878	2.50	9/1/46	44
195	Freddie Mac, Pool #G18459	2.50	3/1/28	190
16	Freddie Mac, Pool #J30875	2.50	3/1/30	15
99	Freddie Mac, Pool #G18704	2.50	6/1/33	95
24	Freddie Mac, Pool #G08638	2.50	4/1/45	22
183	Freddie Mac, Pool #G18533	2.50	12/1/29	178
222	Freddie Mac, Pool #G18568	2.50	9/1/30	214
96	Freddie Mac, Pool #G18485	2.50	10/1/28	93
216	Freddie Mac, Pool #G18470	2.50	6/1/28	210
168	Freddie Mac, Pool #G18635	2.50	3/1/32	162
126	Freddie Mac, Pool #J36516	2.50	3/1/32	121
162	Freddie Mac, Pool #J35896	2.50	12/1/31	157
193	Freddie Mac, Pool #J37902	2.50	11/1/32	186
209	Freddie Mac, Pool #J18954	2.50	4/1/27	203
74	Freddie Mac, Pool #C09026	2.50	2/1/43	69
79	Freddie Mac, Pool #J25585	2.50	9/1/28	77
191	Freddie Mac, Pool #J23440	2.50	4/1/28	185
318	Freddie Mac, Pool #J38477	2.50	2/1/33	307
43	Freddie Mac, Pool #C91904	2.50	11/1/36	41
14	Freddie Mac, Pool #Q13086	3.00	11/1/42	13
337	Freddie Mac, Pool #G08635	3.00	4/1/45	324
491	Freddie Mac, Pool #G08534	3.00	6/1/43	474
171	Freddie Mac, Pool #Q20067	3.00	7/1/43	165
60	Freddie Mac, Pool #Q19754	3.00	7/1/43	58
270	Freddie Mac, Pool #G08525	3.00	5/1/43	261
18	Freddie Mac, Pool #Q18882	3.00	5/1/43	17
48	Freddie Mac, Pool #J38807	3.00	4/1/33	47
64	Freddie Mac, Pool #G08540	3.00	8/1/43	61
1,388	Freddie Mac, Pool #G08537	3.00	7/1/43	1,339
50	Freddie Mac, Pool #J38057	3.00	12/1/32	49
100	Freddie Mac, Pool #J38675	3.00	3/1/33	99

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$113	Freddie Mac, Pool #C91707	3.00	6/1/33	$111
52	Freddie Mac, Pool #Q18599	3.00	6/1/43	50
22	Freddie Mac, Pool #G30999	3.00	2/1/37	21
52	Freddie Mac, Pool #J33135	3.00	11/1/30	52
60	Freddie Mac, Pool #G30945	3.00	9/1/36	59
305	Freddie Mac, Pool #G60187	3.00	8/1/45	293
155	Freddie Mac, Pool #C91724	3.00	9/1/33	152
343	Freddie Mac, Pool #G60989	3.00	12/1/46	329
424	Freddie Mac, Pool #Q45735	3.00	1/1/47	406
250	Freddie Mac, Pool #C04446	3.00	1/1/43	241
186	Freddie Mac, Pool #C04422	3.00	12/1/42	179
16	Freddie Mac, Pool #J17111	3.00	10/1/26	16
31	Freddie Mac, Pool #J14241	3.00	1/1/26	31
278	Freddie Mac, Pool #C04619	3.00	3/1/43	268
82	Freddie Mac, Pool #C91798	3.00	12/1/34	80
218	Freddie Mac, Pool #C91581	3.00	11/1/32	215
32	Freddie Mac, Pool #C91826	3.00	5/1/35	32
14	Freddie Mac, Pool #C91809	3.00	2/1/35	14
106	Freddie Mac, Pool #C91819	3.00	4/1/35	104
44	Freddie Mac, Pool #C91924	3.00	4/1/37	43
66	Freddie Mac, Pool #C91927	3.00	5/1/37	64
42	Freddie Mac, Pool #C91905	3.00	11/1/36	41
22	Freddie Mac, Pool #C91939	3.00	6/1/37	21
45	Freddie Mac, Pool #C91943	3.00	7/1/37	44
23	Freddie Mac, Pool #C91949	3.00	9/1/37	22
47	Freddie Mac, Pool #C91969	3.00	1/1/38	46
49	Freddie Mac, Pool #J29932	3.00	11/1/29	48
228	Freddie Mac, Pool #Q41795	3.00	7/1/46	219
528	Freddie Mac, Pool #Q21065	3.00	8/1/43	510
20	Freddie Mac, Pool #Q39527	3.00	3/1/46	19
268	Freddie Mac, Pool #Q44452	3.00	11/1/46	257
331	Freddie Mac, Pool #Q43734	3.00	10/1/46	317
191	Freddie Mac, Pool #Q44665	3.00	11/1/46	183
376	Freddie Mac, Pool #Q45094	3.00	12/1/46	361
197	Freddie Mac, Pool #Q46441	3.00	2/1/47	189
200	Freddie Mac, Pool #G08850	3.00	9/1/48	191
318	Freddie Mac, Pool #Q16222	3.00	3/1/43	307
336	Freddie Mac, Pool #J17774	3.00	1/1/27	334
368	Freddie Mac, Pool #G08653	3.00	7/1/45	354
143	Freddie Mac, Pool #G08640	3.00	5/1/45	137
143	Freddie Mac, Pool# G18677	3.00	2/1/33	141
378	Freddie Mac, Pool #G18673	3.00	1/1/33	372
223	Freddie Mac, Pool #G08825	3.00	6/1/48	214
92	Freddie Mac, Pool #G18582	3.00	1/1/31	91
180	Freddie Mac, Pool #G08750	3.00	3/1/47	173
61	Freddie Mac, Pool #G18575	3.00	11/1/30	60
49	Freddie Mac, Pool #G18534	3.00	12/1/29	48
171	Freddie Mac, Pool #G18531	3.00	11/1/29	169
203	Freddie Mac, Pool #G15145	3.00	7/1/29	201
200	Freddie Mac, Pool #G18518	3.00	7/1/29	198
228	Freddie Mac, Pool #G15217	3.00	11/1/29	226
246	Freddie Mac, Pool #G18514	3.00	6/1/29	244
161	Freddie Mac, Pool #G18569	3.00	9/1/30	159
453	Freddie Mac, Pool #G08701	3.00	4/1/46	434
116	Freddie Mac, Pool #G08648	3.00	6/1/45	112
262	Freddie Mac, Pool #G08737	3.00	12/1/46	251
490	Freddie Mac, Pool #G08741	3.00	1/1/47	469
90	Freddie Mac, Pool #G08747	3.00	2/1/47	87
130	Freddie Mac, Pool #G08680	3.00	12/1/45	125
173	Freddie Mac, Pool #G08732	3.00	11/1/46	165
677	Freddie Mac, Pool #Q52319	3.50	11/1/47	667
396	Freddie Mac, Pool #Q49490	3.50	7/1/47	390
125	Freddie Mac, Pool #Q58422	3.50	9/1/48	123
353	Freddie Mac, Pool #G08693	3.50	3/1/46	348
123	Freddie Mac, Pool #Q36040	3.50	9/1/45	121
225	Freddie Mac, Pool #J15105	3.50	4/1/26	227

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$155	Freddie Mac, Pool #G08706	3.50	5/1/46	$153
164	Freddie Mac, Pool #G08687	3.50	1/1/46	162
516	Freddie Mac, Pool #G08766	3.50	6/1/47	509
370	Freddie Mac, Pool #G61148	3.50	9/1/47	365
28	Freddie Mac, Pool #J14232	3.50	1/1/21	28
162	Freddie Mac, Pool #Q37449	3.50	11/1/45	159
352	Freddie Mac, Pool #G08757	3.50	4/1/47	347
237	Freddie Mac, Pool #Q51461	3.50	10/1/47	233
65	Freddie Mac, Pool #Q31134	3.50	2/1/45	65
16	Freddie Mac, Pool #C91760	3.50	5/1/34	16
44	Freddie Mac, Pool #C91742	3.50	1/1/34	45
162	Freddie Mac, Pool #C91403	3.50	3/1/32	162
175	Freddie Mac, Pool #C91456	3.50	6/1/32	176
135	Freddie Mac, Pool #G08702	3.50	4/1/46	133
21	Freddie Mac, Pool #C91925	3.50	4/1/37	21
147	Freddie Mac, Pool #G08698	3.50	3/1/46	146
282	Freddie Mac, Pool #G08654	3.50	7/1/45	279
333	Freddie Mac, Pool #G08761	3.50	5/1/47	328
101	Freddie Mac, Pool #J13582	3.50	11/1/25	102
398	Freddie Mac, Pool #G08650	3.50	6/1/45	393
43	Freddie Mac, Pool #C91940	3.50	6/1/37	43
306	Freddie Mac, Pool #G08641	3.50	5/1/45	302
337	Freddie Mac, Pool #G08681	3.50	12/1/45	332
68	Freddie Mac, Pool #C91950	3.50	9/1/37	68
68	Freddie Mac, Pool #C92003	3.50	7/1/38	68
102	Freddie Mac, Pool #J26144	3.50	10/1/23	103
15	Freddie Mac, Pool #E02735	3.50	10/1/25	15
268	Freddie Mac, Pool #Q20860	3.50	8/1/43	265
283	Freddie Mac, Pool #G08667	3.50	9/1/45	279
66	Freddie Mac, Pool #J27494	3.50	2/1/29	67
295	Freddie Mac, Pool #G08816	3.50	6/1/48	291
465	Freddie Mac, Pool #G08623	3.50	1/1/45	459
924	Freddie Mac, Pool #G08495	3.50	6/1/42	917
66	Freddie Mac, Pool #C03920	3.50	5/1/42	65
428	Freddie Mac, Pool #G08554	3.50	10/1/43	424
388	Freddie Mac, Pool #G08562	3.50	1/1/44	385
68	Freddie Mac, Pool #G30776	3.50	7/1/35	68
120	Freddie Mac, Pool #Q12052	3.50	10/1/42	119
94	Freddie Mac, Pool #G08605	3.50	9/1/44	93
96	Freddie Mac, Pool #G08599	3.50	8/1/44	95
176	Freddie Mac, Pool #Q08998	3.50	6/1/42	174
194	Freddie Mac, Pool #Q08903	3.50	6/1/42	193
135	Freddie Mac, Pool #Q06749	3.50	3/1/42	134
286	Freddie Mac, Pool #G08632	3.50	3/1/45	282
229	Freddie Mac, Pool #Q09896	3.50	8/1/42	227
148	Freddie Mac, Pool #G08813	3.50	5/1/48	146
50	Freddie Mac, Pool #G14216	3.50	7/1/21	50
419	Freddie Mac, Pool #G08627	3.50	2/1/45	414
479	Freddie Mac, Pool #G08636	3.50	4/1/45	473
35	Freddie Mac, Pool #G08620	3.50	12/1/44	35
481	Freddie Mac, Pool #G08804	3.50	3/1/48	474
49	Freddie Mac, Pool #G08792	3.50	12/1/47	49
124	Freddie Mac, Pool #Q04087	3.50	10/1/41	123
919	Freddie Mac, Pool #A96286	4.00	1/1/41	936
70	Freddie Mac, Pool #G08483	4.00	3/1/42	71
20	Freddie Mac, Pool #C91923	4.00	3/1/37	20
340	Freddie Mac, Pool #G08660	4.00	8/1/45	344
80	Freddie Mac, Pool #C91765	4.00	6/1/34	82
170	Freddie Mac, Pool #G08567	4.00	1/1/44	172
132	Freddie Mac, Pool #G08637	4.00	4/1/45	134
100	Freddie Mac, Pool #G08601	4.00	8/1/44	101
216	Freddie Mac, Pool #G08588	4.00	5/1/44	218
24	Freddie Mac, Pool #J11263	4.00	11/1/19	24
24	Freddie Mac, Pool #J12435	4.00	6/1/25	24
199	Freddie Mac, Pool #G08831	4.00	8/1/48	201
205	Freddie Mac, Pool #G08595	4.00	7/1/44	208

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$25	Freddie Mac, Pool #G08633	4.00	3/1/45	$25
166	Freddie Mac, Pool #C09070	4.00	12/1/44	168
36	Freddie Mac, Pool #J12238	4.00	5/1/20	37
214	Freddie Mac, Pool #G08616	4.00	11/1/44	216
14	Freddie Mac, Pool #G08642	4.00	5/1/45	14
164	Freddie Mac, Pool #G08459	4.00	9/1/41	167
193	Freddie Mac, Pool #G08618	4.00	12/1/44	195
162	Freddie Mac, Pool #Q27594	4.00	8/1/44	164
12	Freddie Mac, Pool #Q27456	4.00	7/1/44	12
227	Freddie Mac, Pool #Q24955	4.00	2/1/44	230
354	Freddie Mac, Pool #V83344	4.00	8/1/47	358
43	Freddie Mac, Pool #Z50032	4.00	4/1/19	44
435	Freddie Mac, Pool #G08752	4.00	3/1/47	440
99	Freddie Mac, Pool #Q34081	4.00	6/1/45	100
98	Freddie Mac, Pool #G14453	4.00	6/1/26	100
353	Freddie Mac, Pool #G08775	4.00	8/1/47	356
261	Freddie Mac, Pool #G06506	4.00	12/1/40	266
280	Freddie Mac, Pool #G08785	4.00	10/1/47	283
292	Freddie Mac, Pool #G08669	4.00	9/1/45	295
49	Freddie Mac, Pool #C91994	4.00	5/1/38	49
59	Freddie Mac, Pool #G08672	4.00	10/1/45	60
88	Freddie Mac, Pool #C91738	4.00	11/1/33	90
34	Freddie Mac, Pool #Q49599	4.50	7/1/47	35
25	Freddie Mac, Pool #C09059	4.50	3/1/44	26
196	Freddie Mac, Pool #G08827	4.50	7/1/48	203
38	Freddie Mac, Pool #A90437	4.50	1/1/40	40
161	Freddie Mac, Pool #A97495	4.50	3/1/41	168
234	Freddie Mac, Pool #G08759	4.50	4/1/47	241
1,625	Freddie Mac, Pool #A97692	4.50	3/1/41	1,696
61	Freddie Mac, Pool #G08781	4.50	9/1/47	63
128	Freddie Mac, Pool #G08754	4.50	3/1/47	133
51	Freddie Mac, Pool #G08596	4.50	7/1/44	53
28	Freddie Mac, Pool #Q25432	4.50	3/1/44	29
49	Freddie Mac, Pool #J09503	4.50	4/1/24	50
46	Freddie Mac, Pool #Q22671	4.50	11/1/43	48
32	Freddie Mac, Pool #J09311	4.50	2/1/24	33
26	Freddie Mac, Pool #J07849	4.50	5/1/23	27
60	Freddie Mac, Pool #G60512	4.50	12/1/45	62
61	Freddie Mac, Pool #E02862	4.50	3/1/26	63
17	Freddie Mac, Pool #G07068	5.00	7/1/41	18
212	Freddie Mac, Pool #Q00763	5.00	5/1/41	224
45	Freddie Mac, Pool #G13255	5.00	7/1/23	46
253	Freddie Mac, Pool #G04913	5.00	3/1/38	269
38	Freddie Mac, Pool #G05205	5.00	1/1/39	40
572	Freddie Mac, Pool #C01598	5.00	8/1/33	606
3	Freddie Mac, Pool #G06091	5.50	5/1/40	4
79	Freddie Mac, Pool #G06031	5.50	3/1/40	85
646	Freddie Mac, Pool #G01665	5.50	3/1/34	700
37	Freddie Mac, Pool #G05709	6.00	6/1/38	41
16	Freddie Mac, Pool #A62706	6.00	6/1/37	18
300	Freddie Mac, Pool #G02794	6.00	5/1/37	332
62	Freddie Mac, Pool #G03551	6.00	11/1/37	68
50	Freddie Mac, Gold 15 YR TBA	2.50	10/15/33	48
200	Freddie Mac, Gold 15 YR TBA	3.00	10/15/33	197
325	Freddie Mac, Gold 15 YR TBA	3.50	10/15/33	327
50	Freddie Mac, Gold 15 YR TBA	4.00	10/15/33	51
800	Freddie Mac, Gold 30 YR TBA	3.00	10/15/48	765
2,600	Freddie Mac, Gold 30 YR TBA	3.50	10/15/48	2,557
3,725	Freddie Mac, Gold 30 YR TBA	4.00	10/15/48	3,760
450	Freddie Mac, Gold 30 YR TBA	4.00	11/15/48	454
600	Freddie Mac, Gold 30 YR TBA	4.50	10/15/48	619
50	Freddie Mac, Gold 30 YR TBA	5.00	10/15/48	53
375	Freddie Mac, Gold 30YR TBA	4.50	11/15/48	386
43	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	41
174	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	163
18	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	17

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$42	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	$41
77	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	75
18	Government National Mortgage Association, Pool #711729	2.50	3/15/43	17
43	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	42
42	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	41
82	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	78
48	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	45
21	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	20
29	Government National Mortgage Association, Pool #776954	2.50	11/15/42	27
66	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	62
78	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	76
215	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	209
789	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	765
240	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	233
345	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	335
245	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	238
148	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	143
45	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	45
255	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	248
323	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	316
210	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	204
27	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	27
342	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	332
189	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	184
172	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	167
266	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	260
269	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	262
55	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	54
29	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	28
136	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	133
130	Government National Mortgage Association, Pool #779084	3.00	4/15/42	126
92	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	90
386	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	377
82	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	80
240	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	234
241	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	236
78	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	78
91	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	91
1,358	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	1,327
205	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	199
34	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	33
21	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	20
40	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	39
23	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	23
17	Government National Mortgage Association, Pool #5276	3.00	1/20/27	17
217	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	212
245	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	238
329	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	319
291	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	283
238	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	231
86	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	85
742	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	719
377	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	366
226	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	221
95	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	92
96	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	93
279	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	271
227	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	220
352	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	343
252	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	244
133	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	129
255	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	247
485	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	470
748	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	726
237	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	237
397	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	396

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$317	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	$316
377	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	375
322	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	321
159	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	159
380	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	378
326	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	324
301	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	301
22	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	22
31	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	32
224	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	224
19	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	19
325	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	324
368	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	366
384	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	384
402	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	400
163	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	163
372	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	372
337	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	337
331	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	331
395	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	395
194	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	194
267	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	266
448	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	446
722	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	722
489	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	486
61	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	61
317	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	316
256	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	255
298	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	297
194	Government National Mortgage Association, Pool #783976	3.50	4/20/43	194
339	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	337
70	Government National Mortgage Association, Pool #740798	3.50	1/15/42	69
137	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	137
720	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	719
37	Government National Mortgage Association, Pool #796271	3.50	7/15/42	37
519	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	518
372	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	370
212	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	211
196	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	195
383	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	381
308	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	307
84	Government National Mortgage Association, Pool #738602	3.50	8/15/26	86
401	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	399
287	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	286
180	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	179
270	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	269
81	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	81
271	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	270
125	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	124
462	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	461
272	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	270
685	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	682
247	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	246
186	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	186
354	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	353
158	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	158
264	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	263
237	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	236
319	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	318
137	Government National Mortgage Association, Pool #778157	3.50	3/15/42	137
171	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	170
283	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	283
90	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	92
142	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	146
85	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	87
106	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	109

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$60	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	$62
36	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	37
99	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	102
207	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	212
186	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	191
201	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	206
279	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	286
102	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	105
272	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	279
230	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	236
64	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	66
66	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	68
201	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	205
44	Government National Mortgage Association, Pool #766495	4.00	10/15/41	45
93	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	94
38	Government National Mortgage Association, Pool #4922	4.00	1/20/41	39
522	Government National Mortgage Association, Pool #5139	4.00	8/20/41	536
35	Government National Mortgage Association, Pool #779401	4.00	6/15/42	36
62	Government National Mortgage Association, Pool #753254	4.00	9/15/43	63
54	Government National Mortgage Association, Pool #740068	4.00	9/15/40	55
120	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	122
69	Government National Mortgage Association, Pool #738710	4.00	9/15/41	70
121	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	124
501	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	512
584	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	596
341	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	348
312	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	319
91	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	93
218	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	222
50	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	50
160	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	164
188	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	192
15	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	15
165	Government National Mortgage Association, Pool #713876	4.00	8/15/39	168
235	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	241
303	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	309
142	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	146
98	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	100
186	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	191
528	Government National Mortgage Association, Pool #721760	4.50	8/15/40	553
41	Government National Mortgage Association, Pool #729511	4.50	4/15/40	43
187	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	196
43	Government National Mortgage Association, Pool #738793	4.50	9/15/41	45
33	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	35
183	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	192
73	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	77
242	Government National Mortgage Association, Pool #717148	4.50	5/15/39	254
125	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	130
101	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	104
81	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	83
238	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	247
727	Government National Mortgage Association, Pool #4801	4.50	9/20/40	762
176	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	182
57	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	60
50	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	52
26	Government National Mortgage Association, Pool #BC0597	4.50	8/15/47	27
171	Government National Mortgage Association, Pool #5260	4.50	12/20/41	179
20	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	21
85	Government National Mortgage Association, Pool #MA4007	5.00	10/20/46	91
78	Government National Mortgage Association, Pool #712690	5.00	4/15/39	83
111	Government National Mortgage Association, Pool #604285	5.00	5/15/33	118
34	Government National Mortgage Association, Pool #675179	5.00	3/15/38	36
29	Government National Mortgage Association, Pool #782468	5.00	11/15/38	31
212	Government National Mortgage Association, Pool #782523	5.00	11/15/35	225
109	Government National Mortgage Association, Pool #694531	5.00	11/15/38	116
517	Government National Mortgage Association, Pool #4559	5.00	10/20/39	552

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$248	Government National Mortgage Association, Pool #MA5080	5.00		3/20/48	$259
108	Government National Mortgage Association, Pool #MA2076	5.00		7/20/44	114
43	Government National Mortgage Association, Pool #658181	5.50		11/15/36	47
169	Government National Mortgage Association, Pool #783284	5.50		6/20/40	180
19	Government National Mortgage Association, Pool #MA0466	5.50		10/20/42	21
110	Government National Mortgage Association, Pool #510835	5.50		2/15/35	120
75	Government National Mortgage Association, Pool #4222	6.00		8/20/38	81
67	Government National Mortgage Association, Pool #781959	6.00		7/15/35	73
84	Government National Mortgage Association, Pool #4245	6.00		9/20/38	92
33	Government National Mortgage Association, Pool #699237	6.50		9/15/38	36
2	Government National Mortgage Association, Pool #690789	6.50		5/15/38	2
1,225	Government National Mortgage Association, 30 YR TBA	3.00		10/20/48	1,186
2,825	Government National Mortgage Association, 30 YR TBA	3.50		10/20/48	2,809
3,375	Government National Mortgage Association, 30 YR TBA	4.00		10/20/48	3,433
475	Government National Mortgage Association, 30 YR TBA	4.00		11/20/47	482
1,400	Government National Mortgage Association, 30 YR TBA	4.50		10/20/48	1,447
350	Government National Mortgage Association, 30 YR TBA	4.50		11/20/47	361
100	Government National Mortgage Association, 30 YR TBA	5.00		10/20/48	104

	Total U.S. Government Agency Mortgages				184,275

	Yankee Dollars — 0.20%
91	Bank of Nova Scotia (Banks)	1.85		4/14/20	89
91	Bank of Nova Scotia (Banks)	2.13		9/11/19	90
137	Royal Bank of Canada (Banks)	1.88		2/5/20	136
91	Royal Bank of Canada (Banks)	2.20		9/23/19	90

	Total Yankee Dollars				405

Shares
	Mutual Fund — 16.11%
33,040,208	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.95	(b)		33,040

	Total Mutual Fund				33,040

	Total Investments Before TBA Sale Commitments (cost $238,820) — 113.82%				233,434

Principal Amount (000)
	TBA Sale Commitments (c) — (0.13)%
$(50)	Fannie Mae, 15 YR TBA	2.50		10/25/33	(48)
(100)	Fannie Mae, 30 YR TBA	5.50		10/25/48	(107)
(125)	Freddie Mac, Gold 15 YR TBA	4.50		10/15/33	(126)

	Total TBA Sale Commitments				(281)

	Liabilities in excess of other assets — (13.69)%				(28,085)

	Net Assets — 100.00%				$205,068

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on September 30, 2018.

(b)	The rate disclosed is the rate in effect on September 30, 2018.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolios of Investments.)

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	BNY Mellon Asset Management North America Corporation*	HC Capital Solutions	Total
Asset Backed Securities	1.45%	—	1.45%
Collateralized Mortgage Obligations	6.21%	—	6.21%
U.S. Government Agency Mortgages	89.85%	—	89.85%
Yankee Dollars	0.20%	—	0.20%
Mutual Fund	14.09%	2.02%	16.11%
TBA Sale Commitments	-0.13%	—	-0.13%
Other Assets (Liabilities)	-13.65%	-0.04%	-13.69%

Total Net Assets	98.02%	1.98%	100.00%

*	Formerly Mellon Capital Management Corporation.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.41%
	Alabama — 1.41%
$445	Alabama Public School & College Authority Revenue, Series C	5.00	9/1/19	$457
710	University of Alabama Revenue, Series A, Callable 7/1/22 @ 100.00	5.00	7/1/23	780

				1,237

	Alaska — 1.70%
1,385	Municipality of Anchorage Alaska, GO, Series B	5.00	9/1/21	1,496

	Arizona — 3.25%
275	Arizona State Water Infrastructure Finance Authority Water Quality Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	274
1,590	Maricopa County Unified School District No. 48 Scottsdale, GO, Series 48-B, Callable 7/1/21 @ 100.00	4.25	7/1/25	1,684
805	County of Pima Arizona Sewer System Revenue	5.00	7/1/23	903

				2,861

	Florida — 12.96%
1,245	School District of Broward County Florida Revenue, Series A	5.00	7/1/20	1,307
1,400	State of Florida Lottery Revenue, Series A	5.00	7/1/20	1,470
1,110	State of Florida, GO, Series D	5.00	6/1/20	1,163
400	Florida State Department of Environmental Protection Preservation Revenue, Series A	5.00	7/1/20	420
950	State of Florida Department of Education Revenue, Series A	5.00	7/1/22	1,044
1,950	Florida’s Turnpike Enterprise Revenue, Series B	5.00	7/1/21	2,103
425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	467
800	JEA Florida Water & Sewer System Revenue, Series A	5.00	10/1/20	847
1,000	County of Miami-Dade Florida, GO	5.00	7/1/21	1,077
1,060	County of Miami-Dade Florida Transit System Revenue	5.00	7/1/19	1,084
420	South Broward Florida Hospital District Revenue	5.00	5/1/19	427

				11,409

	Georgia — 2.43%
2,000	Bulloch County Board of Education, GO (State Aid Withholding)	5.00	5/1/21	2,150

	Hawaii — 0.52%
425	State of Hawaii, GO, Series EO	5.00	8/1/21	459

	Illinois — 2.07%
885	Illinois State Finance Authority Revenue, Series B (Pre-Refunded/Escrowed to Maturity) (NATL-RE)	5.75	11/1/28	888
425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	441
475	Northbrook Illinois, GO, Series A	5.00	12/1/19	491

				1,820

	Indiana — 2.08%
1,400	Indiana State Finance Authority Revenue, Callable 11/1/18 @ 100.00	5.38	11/1/32	1,404
420	Rush County Elementary School Building Corporation Revenue, Series A (Pre-Refunded/Escrowed to Maturity) (State Aid Withholding)	5.00	7/15/19	424

				1,828

	Iowa — 3.76%
1,155	City of Ankeny, GO, Series A	5.00	6/1/21	1,244
1,440	Ankeny Community School District, GO	5.00	6/1/23	1,612
450	Waukee Community School District, GO, Series C	5.00	6/1/19	459

				3,315

	Kentucky — 0.88%
685	University of Kentucky, GO, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00	4/1/25	774

	Maryland — 1.78%
450	Maryland State, GO, Series A	5.00	3/1/20	469
1,000	University System of Maryland, GO, Series A	5.00	4/1/22	1,096

				1,565

	Massachusetts — 1.51%
1,300	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Series A	5.00	6/15/19	1,328

	Michigan — 2.29%
400	Michigan State Finance Authority Revenue	5.00	12/1/18	402
1,040	State of Michigan Trunk Line Revenue	5.00	11/15/19	1,075
500	Oakland University Michigan Revenue	5.00	3/1/21	531

				2,008

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Minnesota — 1.94%
$1,165	Minneapolis Special School District No. 1, GO, Series B (SD CRED PROG)	4.00	2/1/19	$1,173
525	Minnesota Higher Education Facilities Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/21	540

				1,713

	Missouri — 1.32%
1,125	University of Missouri Revenue, Series A	5.00	11/1/19	1,162

	Nebraska — 1.33%
1,140	Nebraska State Public Power District Revenue, Series A	4.00	1/1/20	1,168

	Nevada — 2.45%
1,765	County of Clark Department of Aviation Revenue, Series A	5.00	7/1/21	1,897
250	Clark County, Nevada Highway Revenue	5.00	7/1/20	262

				2,159

	New Jersey — 2.82%
375	Middlesex County Improvement Authority Revenue (CNTY-GTD)	3.00	9/1/20	382
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	135
1,945	County of Union New Jersey, GO, Series A&B	3.00	3/1/20	1,972

				2,489

	New Mexico — 1.31%
375	New Mexico State Finance Authority Revenue, Series B	5.00	6/15/19	383
750	State of New Mexico Severance Tax Permanent Fund Revenue, Series A	5.00	7/1/19	767

				1,150

	New York — 6.56%
1,990	New York City Fiscal 2019, GO, Series A	5.00	8/1/20	2,098
385	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/21	418
900	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C1	5.00	5/1/21	967
250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	272
405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	459
1,400	New York State Dormitory Authority, Revenue, Series B	5.00	2/15/23	1,561

				5,775

	North Carolina — 2.24%
375	State of North Carolina Revenue	5.00	3/1/23	417
1,470	North Carolina State University at Raleigh Revenue	5.00	10/1/20	1,556

				1,973

	Ohio — 1.23%
1,020	Allen County Ohio Hospital (Pre-Refunded/Escrowed to Maturity)	5.25	9/1/27	1,080

	Oklahoma — 1.36%
1,145	Grand River Dam Authority, Revenue, Series A	5.00	6/1/20	1,200

	Oregon — 0.72%
590	Multnomah County School District No. 1 Portland, GO, Series B (SCH BD GTY)	5.00	6/15/21	635

	Pennsylvania — 3.69%
1,945	Commonwealth of Pennsylvania, GO, Series 2 (Pre-Refunded/Escrowed to Maturity)	5.00	4/15/23	1,978
525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	561
690	Souderton Area School District, GO (Pre-Refunded/Escrowed to Maturity) (State Aid Withholding)	4.75	11/1/20	701

				3,240

	South Carolina — 2.04%
1,635	Aiken County Consolidated School District South Carolina, GO, Series B (SCSDE)	5.00	4/1/22	1,791

	South Dakota — 0.48%
395	City of Sioux Falls South Dakota Sales Tax Revenue, Series A	5.00	11/15/20	419

	Tennessee — 0.43%
350	City of Clarksville Tennessee Water Sewer & Gas Revenue	5.00	2/1/21	374

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas — 16.03%
$1,255	City of Arlington Texas, GO, Series A	5.00		8/15/22	$1,385
1,635	City of Arlington Texas Water & Wastewater System Revenue, Series A	5.00		6/1/19	1,668
240	Austin Texas Contractual Obligation, GO	5.00		5/1/19	244
1,015	Conroe Independent School District, GO (PSF-GTD)	5.00		2/15/25	1,164
685	Cypress-Fairbanks Independent School District, GO, Series C (PSF-GTD)	5.00		2/15/22	748
660	Dallas Area Rapid Transit Revenue, Series A	5.00		12/1/24	755
300	City of Frisco Texas Refunding and Improvement, GO	5.00		2/15/19	304
450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00		2/15/22	479
430	Harris County Toll Road Authority Revenue, Series B	5.00		8/15/22	473
690	Katy Independent School District, GO, Series B (PSF-GTD)	5.00		2/15/22	754
250	New Braunfels Texas, GO	5.00		2/1/19	253
625	North East Independent School District Texas, GO (PSF-GTD)	5.00		8/1/22	688
1,150	North Texas Tollway Authority Revenue, Series A	5.00		1/1/19	1,159
1,875	North Texas Municipal Water District Water System Revenue	5.25		9/1/19	1,931
405	Nueces County Texas, GO	5.00		2/15/19	410
950	State of Texas, GO, Series C	1.78		10/1/20	929
705	County of Travis Texas, GO	5.00		3/1/21	753

					14,097

	Virginia — 1.57%
360	Virginia Commonwealth Transportation Board Revenue, Series A	5.00		3/15/20	375
1,020	Virginia Housing Development Authority Revenue, Series A, Callable 9/1/19 @ 100.00	2.05		3/1/22	1,007

					1,382

	Washington — 8.73%
1,050	Public Utility District No. 1 of Benton County Revenue	5.00		11/1/19	1,084
420	Grant County Washington Public Utility District Revenue, Series I	5.00		1/1/19	423
1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00		12/1/24	1,246
215	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		1/1/22	226
135	King County Washington Sewer Revenue, Callable 7/1/20 @ 100.00	5.00		1/1/22	142
1,735	City of Seattle Washington Municipal Light & Power Revenue, Series A	5.00		1/1/24	1,964
500	Tacoma Washington Electric System Revenue, Series A	4.00		1/1/20	513
365	State of Washington Revenue, Series A	5.00		7/1/20	383
820	State of Washington Revenue, Series F	5.00		9/1/22	903
420	Washington State, GO, Series C (Pre-Refunded/Escrowed to Maturity)	5.00		2/1/33	424
365	Washington State, GO, Series A	5.00		8/1/19	374

					7,682

	Wisconsin — 4.52%
1,125	City of Janesville Wisconsin, GO	3.00		2/1/20	1,140
380	City of Milwaukee Wisconsin, GO, Series N4&B5	5.00		4/1/23	425
200	Milwaukee Wisconsin Area Technical College District, GO, Series C	3.00		6/1/19	201
525	Wisconsin Energy Power Supply Revenue, Series A	5.00		7/1/22	578
880	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue, Series 1	4.00		6/1/21	925
665	Wisconsin Health & Educational Facilities Authority Revenue	5.00		11/15/20	704

					3,973

	Total Municipal Bonds				85,712

Shares
	Mutual Fund — 1.27%
1,120,131	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.95	(a)		1,120

	Total Mutual Fund				1,120

	Total Investments (cost $87,269) — 98.68%				86,832
	Other assets in excess of liabilities — 1.32%				1,160

	Net Assets — 100.00%				$87,992

(a)	The rate disclosed is the rate in effect on September 30, 2018.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

CNTY-GTD — County Guarantee

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

SCH BD GTY — School Board Guaranty

SCSDE — Insured by South Carolina School Discount Enhancement

SD CRED PROG — School District Credit Program

As of September 30, 2018, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 88.82%
	Alabama — 0.70%
$1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00		1/1/24	$1,572
1,000	Jefferson County Alabama Revenue	5.00		9/15/22	1,095

					2,667

	Alaska — 0.62%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25		4/1/22	2,367

	Arizona — 2.49%
1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00		7/1/25	1,156
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00		7/1/21	1,616
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,130
5,250	Tucson Arizona Water System Revenue, Series A	5.00		7/1/21	5,658

					9,560

	Arkansas — 0.34%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00		2/1/23	1,315

	California — 3.28%
1,500	California State, GO	5.00		8/1/24	1,729
2,065	California State Department of Water Resources Revenue, Central Valley Project, Continuously Callable @ 100.00	5.25		7/1/22	2,070
4,155	California State Public Works Board Lease Revenue, Series D	5.00		4/1/24	4,749
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,784
1,000	Los Angeles California Department of Airports Revenue	5.00		5/15/23	1,115
65	University of California Revenue, Series Q, Continuously Callable @ 100.00	5.25		5/15/23	65

					12,512

	Colorado — 5.33%
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3	5.00	(a)	10/1/38	5,346
3,720	City of Colorado Springs Colorado Utilities System Revenue, Series A-3	5.00		11/15/22	4,129
1,225	Colorado State Board of Governors University Enterprise System Revenue, Series E-2	5.00		3/1/25	1,407
2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50		12/1/25	3,553
1,750	Denver City & County Colorado Airport Revenue, Series A	5.00		11/15/23	1,969
3,600	City & County of Denver Colorado Airport System Revenue, Series A	5.00		12/1/25	4,065

					20,469

	Connecticut — 1.97%
3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00		10/15/25	3,271
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00		9/1/21	2,668
1,570	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B	5.00		8/1/20	1,643

					7,582

	District of Columbia — 0.78%
1,500	District of Columbia University Revenue	5.00		4/1/25	1,710
1,200	Metropolitan Washington Airports Authority Revenue, Series A (AMT)	5.00		10/1/22	1,311

					3,021

	Florida — 4.93%
1,285	Greater Orlando Florida Aviation Authority Airport Facilities Revenue, Series A	5.00		10/1/21	1,387
1,615	Lee County Florida Solid Waste System Revenue	5.00		10/1/22	1,736
1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00		10/1/25	1,653
4,570	Miami-Dade County Florida Aviation Revenue, Series A	5.00		10/1/21	4,908
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00		10/1/25	3,748
1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00		11/15/21	1,613
1,845	Palm Beach County Florida School Board, Series D	5.00		8/1/21	1,986
1,750	South Florida Water Management District Corps, Certificate of Participation	5.00		10/1/21	1,890

					18,921

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Georgia — 2.69%
$1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00		7/1/23	$1,119
1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/23	1,393
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/24	1,807
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00		10/1/21	3,287
1,000	Main Street Natural Gas, Inc. Revenue, Series B, Callable 6/1/23 @ 100.00	2.16 (US0001M + 75.00 bps)(b)		4/1/48	994
1,620	Municipal Electric Authority of Georgia Revenue, Series A	5.00		1/1/21	1,710

					10,310

	Illinois — 2.42%
94	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey / Narragansett Project, Series NT, Continuously Callable @ 100.00 (c)	7.46		2/15/26	69
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 100.00	5.00		11/1/25	1,106
1,000	City of Chicago Illinois Waterworks Revenue	5.00		11/1/24	1,116
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/24	1,079
1,240	Illinois State Finance Authority Revenue, Series B	5.00		5/1/22	1,354
750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00		12/1/22	826
2,000	Railsplitter Tobacco Settlement Authority Revenue	5.00		6/1/22	2,167
1,450	University of Illinois Revenue, Series C, Callable 10/1/21 @ 100.00	5.00		4/1/25	1,543

					9,260

	Indiana — 2.56%
1,150	Indiana Finance Authority Revenue, Series A	5.00		11/1/23	1,293
1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,140
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00		2/1/23	1,111
2,500	Indianapolis Local Public Improvement Bond Bank Airport Authority Revenue, Series A-1 (AMT)	5.00		1/1/21	2,648
1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00		1/1/21	1,051
2,250	Whiting Indiana Environmental Facilities Revenue	5.00	(d)	11/1/47	2,551

					9,794

	Kentucky — 2.10%
3,160	Kentucky Public Energy Authority Revenue, Series A	4.00		4/1/23	3,336
1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00		4/1/24	1,059
3,500	Kentucky Public Energy Authority Revenue, Series B, Callable 10/1/24 @ 100.24	4.00		1/1/49	3,691

					8,086

	Louisiana — 0.81%
2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00		6/1/22	3,116

	Maryland — 2.38%
1,000	Maryland State Health & Higher Educational Facilities Authority Revenue, Series B	5.00		7/1/22	1,101
1,000	Maryland State Economic Development Corp. Private Activity Revenue, Series A, Callable 11/30/21 @ 100.00 (AMT)	5.00		3/31/24	1,069
4,040	Maryland State Stadium Authority Revenue	5.00		5/1/24	4,574
2,110	Montgomery County Maryland, GO, Series A	5.00		12/1/23	2,391

					9,135

	Massachusetts — 1.30%
1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00		1/1/25	1,120
1,615	Massachusetts State Educational Financing Authority Revenue, Series A (AMT)	5.00		7/1/23	1,779
835	Massachusetts Development Finance Agency Revenue, Callable 7/1/20 @ 100.00	5.00		7/1/21	875
1,170	Massachusetts Development Finance Agency Revenue	5.25		1/1/21	1,241

					5,015

	Michigan — 2.49%
1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00		7/1/24	2,048
2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00		5/1/21	2,133
4,000	Michigan State Finance Authority Revenue, Series D-1 (AGM)	5.00		7/1/21	4,278
1,000	Michigan State Finance Authority Revenue, Series D-1	5.00		7/1/21	1,069

					9,528

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Minnesota — 0.34%
$1,200	Minneapolis-Saint Paul Minnesota Metropolitan Airports Commission Revenue, Series B	5.00	1/1/22	$1,307

	Missouri — 1.42%
2,500	Kansas City Missouri Airport Revenue, Series A (AMT)	5.00	9/1/20	2,633
1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00	1/1/21	1,699
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00	11/15/23	1,124

				5,456

	Nevada — 1.30%
3,470	Clark County Nevada School District, GO, Series A	5.00	6/15/23	3,848
1,000	Clark County Nevada School District, GO, Series A	5.00	6/15/26	1,141

				4,989

	New Jersey — 3.88%
3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00	3/1/21	3,943
5,000	New Jersey State Higher Education Assistance Authority Senior Revenue, Series 2015-1A	5.00	12/1/20	5,265
2,000	New Jersey State Higher Education Student Assistance Authority Revenue, Series B (AMT)	5.00	12/1/22	2,174
3,500	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20	6/1/27	3,487

				14,869

	New York — 7.75%
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,334
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,212
2,500	New York State, GO, Series C	5.00	8/1/23	2,804
3,000	New York City Housing Development Corp. Revenue, Series B-2, Callable 7/1/23 @ 100.00	5.00	7/1/26	3,300
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,599
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00	8/1/29	1,119
1,165	New York State Dormitory Authority Revenues Non State Supported Debt, Icahn School of Medicine at Mount Sinai, Series A	5.00	7/1/21	1,250
3,000	New York State Dormitory Authority State Personal Income Tax Revenue, Series D	5.00	2/15/23	3,344
3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00	1/1/21	3,425
2,000	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00	9/1/22	2,195
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00	9/1/23	5,023

				29,605

	North Carolina — 3.04%
1,000	City of Charlotte NC Airport Revenue, Series C	4.00	7/1/23	1,075
1,000	City of Charlotte NC Airport Revenue, Series C	5.00	7/1/24	1,140
2,275	County of Mecklenburg North Carolina, GO, Series A	5.00	4/1/23	2,550
1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00	1/1/24	1,117
5,000	County of Wake North Carolina, GO	5.00	9/1/24	5,737

				11,619

	Ohio — 1.87%
1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	1,662
1,750	Ohio American Municipal Power, Inc. Revenue, Series A	5.00	2/15/24	1,966
835	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, Continuously Callable @ 100.00 (MBIA)	5.50	10/15/25	920
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,656

				7,204

	Oklahoma — 0.37%
1,275	Grand River Oklahoma Dam Authority Revenue, Series A	5.00	6/1/22	1,400

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Oregon — 0.36%
$1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	0.00(d)	6/15/25	$1,389

	Pennsylvania — 4.13%
1,250	Commonwealth Financing Authority Revenue, Tobacco Master Settlement	5.00	6/1/23	1,375
4,000	Delaware Valley Regional Finance Authority Revenue, Series B, Callable 9/1/21 @ 100.00 (CNTY-GTD)	1.98 (MUNIPSA + 42.00 bps)(b)	9/1/48	4,000
2,500	Pennsylvania State Turnpike Commission Revenue	5.00	6/1/24	2,788
3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00	8/1/21	3,216
2,500	Philadelphia Pennsylvania School District, GO, Series C, Callable 9/1/20 @ 100.00 (State Aid Withholding)	5.00	9/1/21	2,611
1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00	3/1/23	1,889

				15,879

	Rhode Island — 0.85%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00	5/15/23	2,194
1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A (AMT)	5.00	12/1/22	1,081

				3,275

	South Carolina — 2.10%
3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00	11/1/26	4,358
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	3,692

				8,050

	Tennessee — 1.31%
2,000	Tennessee State Energy Acquisition Corp. Gas Revenue, Series A (Goldman Sachs Group, Inc.)	5.25	9/1/21	2,153
1,250	Tennessee State Energy Acquisition Corp. Gas Revenue, Series E, Callable 2/1/23 @ 100.43	4.00(d)	5/1/48	1,309
1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00(d)	11/1/49	1,575

				5,037

	Texas — 17.00%
2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00	2/15/25	2,293
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,760
1,000	Austin Texas Community College District, GO	5.00	8/1/23	1,121
1,180	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/24	1,335
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/25	2,520
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00	11/1/22	3,833
1,000	City of Dallas TX, GO, Series A, Callable 2/15/23 @ 100.00	5.00	2/15/26	1,100
2,450	City of Dallas TX, GO, Callable 2/15/25 @ 100.00	5.00	2/15/27	2,759
2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00	2/15/27	2,844
1,100	Denton Texas Utility System Revenue	5.00	12/1/22	1,215
2,090	Dickinson Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,229
1,000	El Paso Texas Water & Sewer Revenue	5.00	3/1/22	1,092
3,500	Grand Parkway Transportation Corp. Revenue	5.00	2/1/23	3,847
2,095	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Baylor College of Medicine	5.00	11/15/23	2,341
1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00	11/15/25	1,907
1,650	Harris County Toll Road Authority Revenue, Series A	5.00	8/15/23	1,849
1,450	Houston Texas Community College Revenue	5.00	4/15/21	1,551
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,102
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue (AMT)	5.00	11/1/22	1,096
1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 100.00	5.00	11/1/28	1,308
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/22	1,094
1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/23	1,197
1,695	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	1,839
2,500	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,706
1,000	North Texas Tollway Authority Revenue, Series B, Callable 1/1/23 @ 100.00	5.00	1/1/26	1,096
1,000	Northside Texas Independent School District, GO (PSF-GTD)	5.00	6/15/24	1,138
1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00	10/1/20	1,125
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00	5/15/22	1,287

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$1,505	Texas A&M University Revenue, Series E	5.00		5/15/23	$1,686
4,365	Texas State College Student Loan, GO	5.00		8/1/22	4,794
2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00		2/15/28	2,564
3,000	University of Texas Revenue, Series E	5.00		8/15/23	3,374
1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00		8/15/26	1,156

					65,158

	Utah — 0.33%
1,090	Utah Transit Authority Revenue	5.00		12/15/26	1,267

	Virginia — 1.88%
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/22	1,098
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/23	1,118
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/24	1,135
2,000	Virginia Commonwealth Transportation Board Revenue, Series A	5.00		5/15/23	2,243
1,400	Virginia Commonwealth Transportation Board Revenue, Series A	5.00		5/15/24	1,593

					7,187

	Washington — 2.52%
1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B (AMT)	5.00		1/1/21	1,747
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B (AMT)	5.00		1/1/22	1,534
1,000	Port of Seattle Washington, GO, Callable 6/1/21 @ 100.00 (AMT)	5.25		12/1/21	1,077
1,000	Port of Seattle Washington Revenue, Series C (AMT)	5.00		4/1/22	1,086
2,500	Washington State, GO, Series B	5.00		7/1/23	2,804
1,250	Washington Health Care Facilities Authority Revenue	5.00		10/1/25	1,435

					9,683

	Wisconsin — 1.18%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/22	1,086
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/23	1,107
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, Unity Point Health, Series A	5.00		12/1/21	1,084
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00		11/15/22	1,276

					4,553

	Total Municipal Bonds				340,585

	Corporate Bond — 0.00%
3,939	ASC Equipment (Trading Companies & Distributors)*(e)	5.13	(f)	3/1/08	—

	Total Corporate Bond				—

Shares
	Investment Companies — 8.66%
55	AllianceBernstein National Municipal Income Fund, Inc.	4.58			686
55	BlackRock California Municipal Income Trust	5.22			675
50	BlackRock Investment Quality Municipal Trust, Inc.	5.34			659
79	BlackRock Muni Intermediate Duration Fund, Inc.	4.27			1,033
65	BlackRock Municipal 2030 Target Term Trust	4.02			1,345
52	BlackRock Municipal Income Quality Trust	5.20			671
79	BlackRock Municipal Income Trust	5.90			985
53	BlackRock MuniYield California Fund, Inc.	5.29			673
52	BlackRock MuniYield California Quality Fund, Inc.	5.12			671
29	BlackRock MuniYield Quality Fund II, Inc.	5.37			341
84	BlackRock MuniYield Quality Fund III, Inc.	5.77			1,013
50	BlackRock MuniYield Quality Fund, Inc.	5.58			680
42	Dreyfus Municipal Bond Infrastructure Fund, Inc.	5.12			525
65	Dreyfus Municipal Income, Inc.	5.67			506
92	Dreyfus Strategic Municipal Bond Fund, Inc.	6.08			676
91	Dreyfus Strategic Municipals, Inc.	6.03			680
59	Eaton Vance Municipal Bond Fund	5.10			681
66	Invesco Advantage Municipal Income Trust II	6.01			690
56	Invesco California Value Municipal Income Trust	5.33			654
59	Invesco Municipal Opportunity Trust	5.81			675

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

Shares	Security Description	Rate%		Value (000)
	Investment Companies (continued)
46	Invesco Municipal Trust	5.94		$535
73	Invesco Quality Municipal Income Trust	5.85		844
130	Invesco Trust For Investment Grade Municipals	6.08		1,548
54	MFS High Income Municipal Trust	5.93		267
130	Nuveen AMT-Free Municipal Credit Income Fund	5.78		1,893
214	Nuveen AMT-Free Quality Municipal Income Fund	5.36		2,714
78	Nuveen California AMT-Free Quality Municipal Income Fund	5.42		1,002
106	Nuveen California Quality Municipal Income Fund	5.39		1,366
83	Nuveen Intermediate Duration Municipal Term Fund	4.54		1,038
96	Nuveen Municipal Credit Income Fund	5.77		1,389
115	Nuveen New York AMT-Free Quality Municipal Income Fund	4.70		1,366
27	Nuveen Pennsylvania Quality Municipal Income Fund	5.12		341
212	Nuveen Quality Municipal Income Fund	5.40		2,713
98	Putnam Managed Municipal Income Trust	5.35		675
86	Putnam Municipal Opportunities Trust	5.03		985

	Total Investment Companies			33,195

	Mutual Fund — 1.01%
3,867,152	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.95	(f)	3,867

	Total Mutual Fund			3,867

	Total Investments (cost $386,939) — 98.49%			377,647
	Other assets in excess of liabilities — 1.51%			5,786

	Net Assets — 100.00%			$383,433

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on September 30, 2018.

(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2018.

(c)	This security has been deemed illiquid by the Specialist Manager and represents 0.02% of the Portfolio’s net assets.

(d)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at September 30, 2018.

(e)	Defaulted Bond.

(f)	The rate disclosed is the rate in effect on September 30, 2018.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

bps — Basis Points

CNTY-GTD — County Guarantee

GO — General Obligation

MBIA — Municipal Bond Insurance Association

MUNIPSA — SIFMA Municipal Swap Index Yield

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

SCH BD GTY — School Board Guaranty

US0001M — 1 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Intermediate Term Municipal Bond Portfolio	BNY Mellon Asset Management North America Corporation*	City of London Investment Management Company, Ltd.	HC Capital Solutions	Total
Municipal Bonds	88.82%	—	—	88.82%
Corporate Bond	0.00%	—	—	0.00%
Investment Companies	—	8.66%	—	8.66%
Mutual Fund	—	—	1.01%	1.01%
Other Assets (Liabilities)	1.38%	0.27%	-0.14%	1.51%

Total Net Assets	90.20%	8.93%	0.87%	100.00%

*	Formerly Standish Mellon Asset Management Company, LLC.

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 96.14%
	Alabama — 5.48%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,527
1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	1,582
1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,137

				4,246

	Arizona — 0.82%
450	Maricopa County Arizona Unified School District No. 48, GO	5.00	7/1/21	485
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	147

				632

	Florida — 12.77%
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,468
800	State of Florida, GO, Series A	5.00	6/1/23	898
1,525	Florida Department of Environmental Protection Revenue, Series A	5.00	7/1/24	1,737
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,576
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	856
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,063
585	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	655
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,623

				9,876

	Hawaii — 2.06%
1,500	Honolulu City & County Hawaii, GO, Series B (Pre-Refunded/Escrowed to Maturity)	5.00	12/1/23	1,594

	Idaho — 1.82%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,410

	Iowa — 2.10%
1,410	City of Bettendorf Iowa, GO, Series D	5.00	6/1/25	1,624

	Kansas — 1.24%
850	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	958

	Maryland — 1.76%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,360

	Massachusetts — 3.03%
1,000	Massachusetts State Bay Transportation Authority Sales Tax Revenue	4.00	12/1/21	1,058
600	Massachusetts State, GO, Series A	5.00	3/1/23	670
600	Massachusetts State Water Resources Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	8/1/39	615

				2,343

	Minnesota — 0.52%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	404

	Nevada — 3.96%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	896
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,267
800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	897

				3,060

	New Mexico — 1.57%
1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,217

	New York — 5.46%
1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	1,604
1,700	New York State Environmental Facilities Corp. Revenue, Callable 6/15/24 @ 100.00	5.00	6/15/29	1,920
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	704

				4,228

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — September 30, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	North Carolina — 2.75%
$1,500	North Carolina State Revenue, Series B	5.00		5/1/27	$1,777
300	University of North Carolina at Greensboro Revenue	5.00		4/1/25	346

					2,123

	Ohio — 9.37%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00		2/15/27	776
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00		5/15/29	1,181
1,600	Columbus Ohio State, GO, Series 1 (Pre-Refunded/Escrowed to Maturity)	5.00		7/1/24	1,800
1,400	Cuyahoga County Ohio, GO, Series A	5.00		12/1/19	1,449
1,000	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00		1/1/30	1,159
800	Ohio State University Revenue	5.00		12/1/22	888

					7,253

	Pennsylvania — 3.31%
1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00		3/15/23	1,514
1,000	Pennsylvania State, GO, Series A	5.00		5/1/20	1,044

					2,558

	South Dakota — 2.48%
1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00		4/1/29	1,928

	Texas — 19.32%
1,325	Dallas Texas Area Rapid Transit Sales Tax Revenue (Pre-Refunded/Escrowed to Maturity) (BHAC-CR)	5.25		12/1/48	1,332
710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		10/1/23	768
540	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00		10/1/23	584
875	City of Denton Texas, GO	5.00		2/15/21	933
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00		8/15/30	1,764
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Callable 10/1/25 @ 100.00	5.00		10/1/27	1,711
1,460	Humble Independent School District, GO, Series C	5.00		2/15/24	1,645
1,715	North East Independent School District Texas, GO, Series B (PSF-GTD)	5.00		2/1/24	1,937
300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00		3/1/29	346
500	Sugar Land Texas (Pre-Refunded/Escrowed to Maturity)	5.00		2/15/21	506
935	Sugar Land Texas, Callable 2/15/19 @ 100.00	5.00		2/15/21	946
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00		4/15/26	1,730
515	Webb County Texas, GO	4.50		2/15/19	520
235	Webb County Texas, GO	4.50		2/15/19	237

					14,959

	Washington — 16.32%
1,415	Energy Northwest Revenue, Series A	5.00		7/1/19	1,447
1,000	King County Washington, GO	5.25		1/1/23	1,123
1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00		12/1/29	1,238
1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00		12/1/27	1,469
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00		1/1/24	1,522
750	King County Washington Sewer Revenue	5.00		1/1/20	778
1,540	City of Spokane Washington Water & Wastewater System Revenue	5.00		12/1/19	1,594
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00		12/1/22	1,570
1,750	State of Washington, GO, Series A	5.00		8/1/21	1,888

					12,629

	Total Municipal Bonds				74,402

Shares
	Mutual Fund — 2.46%
1,905,558	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.95	(a)		1,906

	Total Mutual Fund				1,906

	Total Investments (cost $76,371) — 98.60%				76,308
	Other assets in excess of liabilities — 1.40%				1,082

	Net Assets — 100.00%				$77,390

(a)	The rate disclosed is the rate in effect on September 30, 2018.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — September 30, 2018 (Unaudited)

AGM — Assured Guaranty Municipal Corporation

BHAC-CR — Brooklyn Housing Assistance Center

BAM — Build America Mutual

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

SCH BD GTY — School Board Guaranty

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2018.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	96.14%	—	96.14%
Mutual Fund	0.48%	1.98%	2.46%
Other Assets (Liabilities)	1.52%	-0.12%	1.40%

Total Net Assets	98.14%	1.86%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments — September 30, 2018 (Unaudited)

1.    DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of September 30, 2018, the Trust offered twenty-two separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”). The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

As of September 30, 2018, all the Portfolios in the Trust, except the Real Estate Portfolio and the Catholic SRI Growth Portfolio were diversified Portfolios under the 1940 Act. The Real Estate Portfolio and the Catholic SRI Growth Portfolio were classified as non-diversified Portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers. The Catholic SRI Growth Portfolio, however, operated with a diversified investment portfolio.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.    Portfolio Valuation. The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.    Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2018 (Unaudited)

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a securities exchange, including Nasdaq, are valued at the closing price on the exchange or at the Nasdaq Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2018 (Unaudited)

Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps and swaptions are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of September 30, 2018 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs		LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$599,752	$—		$—	$599,752
Mutual Funds	28,854	—		—	28,854

Total Investment Securities	628,606	—		—	628,606

Other Financial Instruments[1]
Futures	(77)	—		—	(77)

Total Investments	628,529	—		—	628,529

Institutional Value Portfolio
Common Stocks	924,883	—		—	924,883
U.S. Treasury Obligation	—	134		—	134
Mutual Funds	42,492	—		—	42,492

Total Investment Securities	967,375	134		—	967,509

Other Financial Instruments[1]
Futures	(101)	—		—	(101)

Total Investments	967,274	134		—	967,408

Growth Portfolio
Common Stocks	855,111	—		—	855,111
Mutual Funds	15,696	—		—	15,696
Repurchase Agreement	—	1,893		—	1,893

Total Investment Securities	870,807	1,893		—	872,700

Other Financial Instruments[1]
Futures	2	—		—	2

Total Investments	870,809	1,893		—	872,702

Institutional Growth Portfolio
Common Stocks	1,239,490	—		—	1,239,490
U.S. Treasury Obligation	—	65		—	65
Mutual Funds	22,939	—		—	22,939
Repurchase Agreement	—	2,870		—	2,870

Total Investment Securities	1,262,429	2,935		—	1,265,364

Other Financial Instruments[1]
Futures	9	—		—	9

Total Investments	1,262,438	2,935		—	1,265,373

Small Cap-Mid Cap Portfolio
Common Stocks	106,925	—	*	—	106,925
Contingent Rights	—	—	*	—	—
Mutual Funds	6,629	—		—	6,629
Repurchase Agreement	—	204		—	204

Total Investment Securities	113,554	204		—	113,758

Other Financial Instruments[1]
Futures	(45)	—		—	(45)

Total Investments	113,509	204		—	113,713

Institutional Small Cap-Mid Cap Portfolio
Common Stocks	161,210	—	*	—	161,210
Contingent Right	—	—	*	—	—
U.S. Treasury Obligation	—	15		—	15
Mutual Funds	7,922	—		—	7,922
Repurchase Agreement	—	466		—	466

Total Investment Securities	169,132	481		—	169,613

Other Financial Instruments[1]
Futures	(36)	—		—	(36)

Total Investments	169,096	481		—	169,577

Real Estate Portfolio
Common Stocks	111,477	—		—	111,477
Mutual Funds	20,254	—		—	20,254

Total Investment Securities	131,731	—		—	131,731

Other Financial Instruments[1]
Futures	(237)	—		—	(237)

Total Investments	131,494	—		—	131,494

Commodity Portfolio
Common Stocks	727,948	5,653		—	733,601
Preferred Stocks	5,387	—		—	5,387

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2018 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs		LEVEL 3 – Significant Unobservable Inputs	Total
Commodity Portfolio (continued)
Right	$—	$—	*	$—	$—
U.S. Treasury Obligation	—	60		—	60
Mutual Funds	88,822	—		—	88,822
Purchased Options	46	—		—	46
Repurchase Agreements	—	29,326		—	29,326

Total Investment Securities	822,203	35,039		—	857,242

Other Financial Instruments[1]
Futures	261	—		—	261
Written Options	2	—		—	2
Total Return Swap Agreements	—	10		—	10
Commodity Forward Swap Agreements	—	(39)		—	(39)

Total Investments	822,466	35,010		—	857,476

ESG Growth Portfolio
Common Stocks	170,812	—		—	170,812
Preferred Stock	48	—		—	48
Rights	—	1		—	1
Mutual Fund	1,830	—		—	1,830

Total Investment Securities	172,690	1		—	172,691

Other Financial Instruments[1]
Futures	9	—		—	9

Total Investments	172,699	1		—	172,700

Catholic SRI Growth Portfolio
Common Stocks	46,804	—		—	46,804
Preferred Stock	9	—		—	9
Rights	—	—		—	—
Mutual Fund	241	—		—	241

Total Investment Securities	47,054	—		—	47,054

International Portfolio
Common Stocks	1,128,677	—	*	—	1,128,677
Preferred Stocks	26,291	—		—	26,291
Right	—	—		—	—
Mutual Funds	39,035	—		—	39,035
Repurchase Agreement	—	3,031		—	3,031

Total Investment Securities	1,194,003	3,031		—	1,197,034

Other Financial Instruments[1]
Futures	769	—		—	769

Total Investments	1,194,772	3,031		—	1,197,803

Institutional International Portfolio
Common Stocks	2,142,420	—	*	—	2,142,420
Preferred Stocks	30,966	—		—	30,966
Rights	—	2		—	2
Mutual Funds	134,116	—		—	134,116
Repurchase Agreement	—	6,211		—	6,211

Total Investment Securities	2,307,502	6,213		—	2,313,715

Other Financial Instruments[1]
Futures	938	—		—	938

Total Investments	2,308,440	6,213		—	2,314,653

Emerging Markets Portfolio
Common Stocks	1,493,220	63,374		—	1,556,594
Preferred Stocks	26,506	—		—	26,506
Warrant	—	—		—	—
Exchange-Traded Fund	8,302	—		—	8,302
Mutual Funds	51,807	—		—	51,807
Repurchase Agreement	—	4,415		—	4,415

Total Investment Securities	1,579,835	67,789		—	1,647,624

Other Financial Instruments[1]
Futures	720	—		—	720
Forward Currency Contracts	—	—		—	—

Total Investments	1,580,555	67,789		—	1,648,344

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2018 (Unaudited)

Portfolio	LEVEL 1– Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Core Fixed Income Portfolio
Asset Backed Securities	$—	$308	$—	$308
Collateralized Mortgage Obligations	—	919	—	919
U.S. Government Agency Mortgages	—	14,147	—	14,147
U.S. Government Agency Securities	—	867	—	867
Corporate Bonds	—	21,638	—	21,638
U.S. Treasury Obligations	—	21,425	—	21,425
Yankee Dollars	—	3,753	—	3,753
Mutual Funds	4,432	—	—	4,432

Total Investment Securities	4,432	63,057	—	67,489

Other Financial Instruments[2]
TBA Sale Commitments	—	(80)	—	(80)

Total Investments	4,432	62,977	—	67,409

Fixed Opportunity Portfolio
Collateralized Mortgage Obligations	—	112,154	—	112,154
U.S. Government Agency Mortgages	—	22,667	—	22,667
Corporate Bonds	—	375,645	—	375,645
Yankee Dollars	—	77,653	—	77,653
Exchange-Traded Fund	36,042	—	—	36,042
Mutual Funds	73,886	—	—	73,886
Purchased Swaptions	—	367	—	367
Common Stock	—	— *	—	—
Repurchase Agreement	—	26,585	—	26,585

Total Investment Securities	109,928	615,071	—	724,999

Other Financial Instruments[1]
Futures	506	—	—	506
Written Swaptions	—	(129)	—	(129)
Credit Default Swap Agreements	—	(398)	—	(398)

Total Investments	110,434	614,544	—	724,978

U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	—	8,562	—	8,562
U.S. Treasury Obligations	—	222,329	—	222,329
Yankee Dollar	—	127	—	127
Mutual Fund	543	—	—	543

Total Investment Securities	543	231,018	—	231,561

Inflation Protected Portfolio
U.S. Treasury Obligations	—	390,612	—	390,612
Mutual Fund	4,583	—	—	4,583

Total Investment Securities	4,583	390,612	—	395,195

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	—	236,254	—	236,254
Yankee Dollars	—	44,469	—	44,469
Mutual Fund	5,038	—	—	5,038

Total Investment Securities	5,038	280,723	—	285,761

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	—	2,974	—	2,974
Collateralized Mortgage Obligations	—	12,740	—	12,740
U.S. Government Agency Mortgages	—	184,275	—	184,275
Yankee Dollars	—	405	—	405
Mutual Fund	33,040	—	—	33,040

Total Investment Securities	33,040	200,394	—	233,434

Other Financial Instruments[2]
TBA Sale Commitments	—	(281)	—	(281)

Total Investments	33,040	200,113	—	233,153

Short-Term Municipal Portfolio
Municipal Bonds	—	85,712	—	85,712
Mutual Fund	1,120	—	—	1,120

Total Investment Securities	1,120	85,712	—	86,832

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2018 (Unaudited)

iPortfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs		LEVEL 3 – Significant Unobservable Inputs	Total
Intermediate Municipal Portfolio
Municipal Bonds	$—	$340,585		$—	$340,585
Corporate Bond	—	—	*	—	—
Investment Companies	33,195	—		—	33,195
Mutual Fund	3,867	—		—	3,867

Total Investment Securities	37,062	340,585		—	377,647

Intermediate Municipal II Portfolio
Municipal Bonds	—	74,402		—	74,402
Mutual Fund	1,906	—		—	1,906

Total Investment Securities	1,906	74,402		—	76,308

Amounts designated as “—” are $0 or have been rounded to $0.

*	Represents a security that was fair valued as of September 30, 2018 at $0.

[1]

Other Financial Instruments are derivative instruments not reflected in the total investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options, swaptions and swap agreements, which are valued at fair value.

[2]	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at the time.

C.    Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.    Restricted Securities. A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At September 30, 2018, the Institutional International Portfolio held illiquid restricted securities representing 0.00% of net assets. The illiquid restricted securities held as of September 30, 2018 are identified below:

Portfolio/Security	Acquisition Date	Acquisition Cost (000)	Shares	Fair Value (000)
Institutional International Portfolio
Liberty All-Star Growth Fund, Inc.- Right	9/14/18	$—	20,575	$2

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2018 (Unaudited)

E.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

F.    TBA Purchase and Sale Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

G.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio is subject to credit risk, which is the risk that the counterparty is unable to meet the terms of a forward contract, and market risk, which is the risk that the value of the currency changes unfavorably.

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2018 (Unaudited)

amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker.

Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price.

Written Options Contracts: Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2018 (Unaudited)

Interest Rate Swaps: Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life.

Total Return Swaps: Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Credit Default Swaps: Certain of the Portfolios may invest in credit default swaps for hedging purposes or for market exposure. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Portfolio is the seller of protection are disclosed in the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Variance Swaps: Certain of the Portfolios may invest in variance swaps to gain or reduce exposure to the underlying reference securities. Variance swaps involve the agreement of two parties to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2018 (Unaudited)

realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. The unrealized gain or loss at September 30, 2018 is disclosed in the swap tables included in the Portfolios of Investments.

H.    Inflation Indexed Bonds.    Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest payments on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only changes in real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments are generally indexed to the inflation rates prevailing in those countries.

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time, in which case, the principal and income of an inflation-protected bond will decline and may result in losses.

I.    Bank Loans.    Certain Portfolios may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments. The Portfolios did not hold any bank loans as of September 30, 2018.

All or a portion of any bank loans may be unfunded. A Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2018 (Unaudited)

J.    Securities Lending.    Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at September 30, 2018 are presented in the Portfolios of Investments.

Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

K.    Basis for Consolidation for the Commodity Portfolio.    The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)	/s/ Jonathan J. Hirtle
Jonathan J. Hirtle, Principal Executive Officer

Date November 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette L. Bergman
Colette L. Bergman, Principal Financial Officer

Date November 23, 2018

By (Signature and Title)	/s/ Jonathan J. Hirtle
Jonathan J. Hirtle, Principal Executive Officer

Date November 23, 2018